UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30

Registrant is making a filing for 14 of its series:

Wells Fargo Alternative Strategies Fund, Wells Fargo California Limited-Term Tax-Free Fund, Wells Fargo California Tax-Free Fund, Wells Fargo Colorado Tax-Free Fund, Wells Fargo High Yield Municipal Bond Fund, Wells Fargo Intermediate Tax/AMT-Free Fund, Wells Fargo Minnesota Tax-Free Fund, Wells Fargo Municipal Bond Fund, Wells Fargo North Carolina Tax-Free Fund, Wells Fargo Pennsylvania Tax-Free Fund, Wells Fargo Short-Term Municipal Bond Fund, Wells Fargo Strategic Municipal Bond Fund, Wells Fargo Ultra Short-Term Municipal Income Fund, and Wells Fargo Wisconsin Tax-Free Fund.

Date of reporting period: December 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

December 31, 2017

Wells Fargo Alternative Strategies Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Alternative Strategies Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Alternative Strategies Fund for the six-month period that ended December 31, 2017. In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks delivered similar results, with returns of 11.42% and 11.48%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.24% and the Bloomberg Barclays Municipal Bond Index4 returned 1.82%.

As global growth improved in the third quarter of 2017, investment markets generally advanced.

Most stock markets worldwide moved higher during the quarter and ended the period at or near all-time highs. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. While North Korea’s recent missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on the quarter’s stock returns. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, the U.S. Federal Reserve (Fed) maintained the target range for the federal funds rate at 1.00% to 1.25%, noting that inflation had remained below the Fed’s 2.00% objective. However, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October. Outside the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Positive economic and market news continued through the fourth quarter.

During the fourth quarter of 2017, stock markets followed a steady, upward trajectory with no meaningful pullbacks, similar to their paths during the previous three quarters of the year. The extended rally was driven largely by reports of strong earnings and revenue surprises from many companies. Synchronous economic expansion worldwide with mild inflation provided a favorable environment for markets to rise with minimal volatility. Data released during the quarter reflected a

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Alternative Strategies Fund	3

healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate, just ahead of the second quarter’s 3.1% pace. Hiring remained solid during the quarter; the hiring pace pushed the unemployment rate down to a 17-year low of 4.1% in October, and it remained at 4.1% for both November and December. Fed officials began unwinding the Fed’s $4.5 trillion portfolio of bonds and other assets in October as planned, and in December they raised the target for the federal funds rate to a range of 1.25% to 1.50%. As a result, long-term interest rates in the U.S. continued trending upward, although the 10-year rate remained below 2.5%. Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 45 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, and accelerated trade growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Alternative Strategies Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

The Rock Creek Group, LP

Chilton Investment Company, LLC

Ellington Global Asset Management, LLC

Mellon Capital Management Corporation

Sirios Capital Management, L.P.

Wellington Management Company LLP

Portfolio managers

John F. Brennan, Jr.

Richard L. Chilton, Jr.

Vassilis Dagioglu

Robert Kinderman

Sudhir Krisnamurthi

Kenneth LaPlace

Kent M. Stahl, CFA®

James Stavena

Gregg R. Thomas, CFA®

Ronald van der Wouden

Torrey Zaches

Average annual total returns (%) as of December 31, 2017

		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WALTX)	4-30-2014	0.66	0.97	6.83	2.61	3.35	2.98
Class C (WACTX)	4-30-2014	5.05	1.85	6.05	1.85	4.10	3.73
Administrator Class (WADTX)	4-30-2014	–	–	6.86	2.90	3.27	2.83
Institutional Class (WAITX)	4-30-2014	–	–	7.08	2.87	3.02	2.73
Bloomberg Barclays U.S. Aggregate Bond Index[3]	–	–	–	3.54	2.70	–	–
HFRI Fund of Funds Composite Index[4]	–	–	–	7.74	3.07	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

The Fund does not invest directly in hedge funds but pursues similar strategies to those typically used by hedge funds. The Fund invests using alternative investment strategies such as equity hedged, event driven, global macro, and relative value, which are speculative and entail a high degree of risk. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Borrowing money to purchase securities or cover short positions magnifies losses and incurs expenses. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Fund is exposed to high-yield securities risk, mortgage- and asset-backed securities risk, convertible securities risk, loan risk, regulatory risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Alternative Strategies Fund	5

Sector allocation as of December 31, 2017[5]
	Gross exposure(%)	Net exposure(%)
Consumer Discretionary	12	12
Consumer Staples	4	5
Energy	4	3
Financials	11	13
Health Care	6	7
Industrials	11	11
Information Technology	7	8
Materials	8	9
Real Estate	1	1
Telecommunication Services	1	2
Utilities	1	1
Other	34	28
	100	100

Strategy allocation as of December 31, 2017[6]

Ten largest long position holdings (%) as of December 31, 2017[7]
Western Asset Macro Opportunities Fund	5.44
AQR Managed Futures Strategy Fund Class I	1.98
The Sherwin-Williams Company	1.90
Becton Dickinson & Company	1.07
CSX Corporation	0.97
FedEx Corporation	0.82
Airbus SE	0.77
The Home Depot Incorporated	0.77
HSBC Bank plc (Alinma AB)	0.76
Berkshire Hathaway Incorporated Class B	0.65

Ten largest short position holdings (%) as of December 31, 2017[7]
SPDR S&P 500	(4.98)
Technology Select Sector SPDR Fund	(0.79)
W.W. Grainger Incorporated	(0.55)
Occidental Petroleum Corporation	(0.36)
The Swatch Group AG	(0.29)
Consumer Staples Select Sector SPDR Fund	(0.28)
Accenture plc Class A	(0.27)
Consumer Discretionary Select Sector SPDR Fund	(0.27)
Wal-Mart Stores Incorporated	(0.22)
Cabot Oil & Gas Corporation	(0.22)

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.10% in acquired fund fees and expenses and 0.73% in prime broker fees and dividend expenses on securities sold short. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report which include prime broker fees and dividend expenses on securities sold short but do not include acquired fund fees and expenses incurred from investment made by The Rock Creek Group, LP.

[2]	The manager has contractually committed through October 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 2.22% for Class A, 2.97% for Class C, 2.07% for Administrator Class, and 1.97% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, prime broker fees, dividend and interest expenses on securities sold short, and extraordinary expenses are excluded from the expense cap. The waiver of acquired fund fees and expenses incurred from investments made by The Rock Creek Group, LP, a subadviser of the Fund, are included in the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-based securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Hedge Fund Research Incorporated (HFRI) Fund of Funds Composite Index is a global, equally-weighted index of hedge funds that invest with multiple managers in a broad range of strategies. You cannot invest directly in an index.

[5]	The chart shows the percentage of Fund holdings within a particular sector that was held long (securities owned by the Fund) or sold short (sale of borrowed securities). Gross exposure is the absolute value of the long positions and short positions combined. Net exposure is the percentage of long positions minus the percentage of positions sold short.

[6]	Strategy allocation is calculated based on the market value of total investments. Cash shown is the sweep cash position of the Fund, and excludes any cash or cash equivalents that may be pledged as collateral for other investments of the Fund. Strategy allocation is subject to change and may have changed since the date specified.

[7]	The ten largest long and short position holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6	Wells Fargo Alternative Strategies Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2017	Ending account value 12-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,025.00	$14.60	2.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,010.79	$14.50	2.86%
Class C
Actual	$1,000.00	$1,026.70	$18.54	3.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,006.91	$18.36	3.63%
Administrator Class
Actual	$1,000.00	$1,021.40	$14.01	2.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,011.34	$13.94	2.75%
Institutional Class
Actual	$1,000.00	$1,020.40	$13.29	2.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.05	$13.24	2.61%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Consolidated portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund	7

Security name	Shares	Value

Common Stocks: 39.62%

Consumer Discretionary: 7.33%

Auto Components: 0.43%
Adient plc	5,802	$456,617
Aptiv plc	380	32,235
Bridgestone Corporation	720	33,471
GKN plc	18,548	79,986
NGK Spark Plug Company Limited	922	22,413
Stanley Electric Company Limited	630	25,580
Tokai Rika Company Limited	1,277	26,883
Toyota Industries Corporation	640	41,124

		718,309

Automobiles: 0.50%
Chongqing Changchun Automobile Class B	30,600	33,683
Daimler AG	344	29,223
General Motors Company	771	31,603
Isuzu Motors Limited	3,014	50,476
Mazda Motor Corporation	1,160	15,561
Nissan Motor Company Limited	3,364	33,543
Renault SA	313	31,513
Suzuki Motor Corporation	1,454	84,317
Thor Industries Incorporated	3,500	527,520

		837,439

Distributors: 0.01%
Paltac Corporation	373	17,015

Diversified Consumer Services: 0.17%
Bright Horizons Family Solutions Incorporated †	1,285	120,790
Kroton Educacional SA	20,189	111,989
New Oriental Education & Technology Group Incorporated ADR	575	54,050

		286,829

Hotels, Restaurants & Leisure: 0.66%
Chipotle Mexican Grill Incorporated †	250	72,258
Compass Group plc	2,696	58,240
Domino’s Pizza Incorporated	1,814	342,773
H.I.S. Company Limited	437	15,843
Hilton Worldwide Holdings Incorporated	726	57,978
Kyoritsu Maintenance Company Limited	275	11,117
Ladbrokes Coral Group plc	14,710	36,127
Las Vegas Sands Corporation	517	35,926
McDonald’s Corporation (b)	1,442	248,197
Melco Crown Entertainment Limited ADR	2,862	83,112
OPAP SA	5,563	70,085
Parques Reunidos Servicios Centrales SA Class C	1,970	35,101
Tosho Company Limited	589	19,028
Wynn Resorts Limited	185	31,189

		1,116,974

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Alternative Strategies Fund	Consolidated portfolio of investments—December 31, 2017 (unaudited)

Security name	Shares	Value

Household Durables: 0.56%
Alpine Electronics Incorporated	1,656	$34,288
Cairn Homes plc †	32,458	73,606
Casio Computer Company Limited	1,116	16,055
D.R. Horton Incorporated (b)	10,988	561,157
Glenveagh Properties plc †	27,441	38,852
Neinor Homes SA †	5,958	130,821
Sekisui Chemical Company Limited	1,755	35,232
Sony Corporation	476	21,473
Token Corporation	263	31,091

		942,575

Internet & Direct Marketing Retail: 0.92%
Expedia Incorporated	231	27,667
JD.com Incorporated ADR †	14,080	583,194
Liberty Interactive Corporation Class A †(b)	18,610	454,456
Qliro Group AB †	9,133	20,152
Start Today Company Limited	664	20,184
The Priceline Group Incorporated †	17	29,542
Wayfair Incorporated Class A †	5,205	417,805

		1,553,000

Leisure Products: 0.10%
Hasbro Incorporated	1,930	175,418

Media: 1.94%
Charter Communications Incorporated Class A †	1,415	475,383
CJ E&M Corporation	813	74,196
Comcast Corporation Class A	11,635	465,982
CyberAgent Incorporated	342	13,355
DISH Network Corporation Class A †(b)	9,227	440,590
Grupo Televisa SA	7,740	28,992
Liberty Media Corporation Class C †(b)	16,912	670,730
Lifull Company Limited	1,560	13,956
M6 Metropole Television SA	545	14,082
Nippon Television Network Corporation	4,662	79,938
SES SA	1,660	25,913
Societe Television Francaise 1 SA	3,041	44,825
The Walt Disney Company	3,900	419,289
Time Warner Incorporated	2,663	243,585
TV Asahi Corporation	1,089	21,901
Wolters Kluwer NV	1,568	81,802
World Wrestling Entertainment Incorporated Class A	5,438	166,294

		3,280,813

Multiline Retail: 0.11%
Dollar Tree Incorporated †	807	86,599
Don Quijote Company Limited	167	8,730
Marks & Spencer Group plc	12,114	51,488
Ryohin Keikaku Company Limited	42	13,084
Seria Company Limited	331	19,976

		179,877

The accompanying notes are an integral part of these financial statements.

Consolidated portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund	9

Security name	Shares	Value

Specialty Retail: 1.70%
CarMax Incorporated †(b)	11,071	$709,983
Ceconomy AG	2,808	42,468
Fast Retailing Company Limited	32	12,755
Halfords Group plc	8,500	40,144
Hikari Tsushin Incorporated	154	22,142
Nishimatsuya Chain Company Limited	1,958	21,774
Nitori Holdings Company Limited	158	22,527
Shimamura Company Limited	221	24,321
The Home Depot Incorporated (b)	6,821	1,292,784
The TJX Companies Incorporated	809	61,856
ULTA Beauty Incorporated †	2,807	627,814

		2,878,568

Textiles, Apparel & Luxury Goods: 0.23%
Canada Goose Holdings Incorporated †	1,660	52,390
Geox SpA	6,894	23,922
Global Brands Group Holding Limited †	172,550	14,135
Nike Incorporated Class B	2,879	180,081
Seiren Company Limited	918	17,981
Tapestry Incorporated	725	32,067
Under Armour Incorporated Class C †	5,258	70,037

		390,613

Consumer Staples: 2.81%

Beverages: 1.37%
Anheuser-Busch InBev NV ADR	776	86,571
Asahi Breweries Limited	764	37,903
Brown-Forman Corporation Class B	978	67,159
C&C Group plc	5,765	19,714
Constellation Brands Incorporated Class A (b)	2,595	593,139
Davide Campari-Milano SpA	73,219	566,205
Diageo plc	2,975	109,455
Heineken NV	1,268	132,256
Monster Beverage Corporation †	7,776	492,143
PepsiCo Incorporated	716	85,863
The Coca-Cola Company	1,811	83,089
Vina Concha y Toro SA	9,227	17,467
Yantai Changyu Pioneer Wine Company Limited Class B	11,235	28,645

		2,319,609

Food & Staples Retailing: 0.49%
Costco Wholesale Corporation	3,156	587,395
J Sainsbury plc	21,739	70,853
Metro AG †	2,441	48,765
The Kroger Company	1,825	50,096
Walgreens Boots Alliance Incorporated	861	62,526

		819,635

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Alternative Strategies Fund	Consolidated portfolio of investments—December 31, 2017 (unaudited)

Security name	Shares	Value

Food Products: 0.42%
Campbell Soup Company	465	$22,371
Chocoladefabriken Lindt & Sprungli AG	6	433,999
CJ Cheiljedang Corporation	337	115,214
Ezaki Glico Company Limited	605	30,176
Nestle SA	1,186	101,993

		703,753

Household Products: 0.12%
Colgate-Palmolive Company	983	74,167
Reckitt Benckiser Group plc	577	53,902
The Procter & Gamble Company	773	71,023

		199,092

Personal Products: 0.33%
Beiersdorf AG	1,075	126,275
Ci:Z Holdings Company Limited	519	26,485
Coty Incorporated Class A	4,339	86,303
KOSE Corporation	97	15,143
Pola Orbis Holdings Incorporated	1,049	36,821
The Estee Lauder Companies Incorporated Class A	1,638	208,419
Unilever NV ADR	1,106	62,290

		561,736

Tobacco: 0.08%
British American Tobacco plc	1,326	89,837
Japan Tobacco Incorporated	1,425	45,921

		135,758

Energy: 2.36%

Energy Equipment & Services: 0.49%
Fugro NV †	2,050	31,951
Halliburton Company	3,822	186,781
Hilong Holding Limited	84,120	12,167
Saipem SpA †	9,855	45,004
Schlumberger Limited	3,733	251,567
TechnipFMC plc	8,515	266,605
Tenaris SA ADR	800	25,488

		819,563

Oil, Gas & Consumable Fuels: 1.87%
Anadarko Petroleum Corporation	9,673	518,860
BP plc	26,882	189,713
BP plc ADR	4,440	186,613
Canadian Natural Resources Limited	1,090	38,935
Cimarex Energy Company	300	36,603
Concho Resources Incorporated †	221	33,199
ConocoPhillips (b)	5,523	303,157
Diamondback Energy Incorporated †	355	44,819

The accompanying notes are an integral part of these financial statements.

Consolidated portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund	11

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Eni SpA	8,412	$139,285
EOG Resources Incorporated	1,085	117,082
Hess Corporation	455	21,599
Imperial Oil Limited	1,757	54,835
JXTG Holdings Incorporated	1,767	11,401
Laredo Petroleum Incorporated †	2,250	23,873
Parsley Energy Incorporated Class A †	26,697	785,960
Pioneer Natural Resources Company	298	51,509
Royal Dutch Shell plc Class A ADR	3,673	245,026
Royal Dutch Shell plc Class B	3,530	119,556
Southwestern Energy Company †	1,305	7,282
Statoil ASA	1,507	32,157
Total SA	3,033	167,564
WPX Energy Incorporated †	2,548	35,850

		3,164,878

Financials: 5.51%

Banks: 2.59%
Banco Santander Central Hispano SA	11,847	77,882
Bank of America Corporation (b)	25,099	740,922
Bank of Ireland Group plc †	31,859	271,213
Bank of Nova Scotia	936	60,400
BNP Paribas SA	3,776	282,032
BPER Banca SpA	8,601	43,447
CaixaBank SA	14,699	68,589
China Construction Bank H Shares	45,000	41,470
Citigroup Incorporated	12,578	935,929
Citizens Financial Group Incorporated	1,314	55,162
HDFC Bank Limited ADR	497	50,530
HSBC Holdings plc	21,457	222,172
ICICI Bank Limited ADR	7,068	68,772
Independent Bank Group Incorporated	90	6,084
ING Groep NV	6,252	114,960
JPMorgan Chase & Company (b)	2,712	290,022
Mitsubishi UFJ Financial Group Incorporated	22,889	167,876
OTP Bank plc	1,055	43,674
PNC Financial Services Group Incorporated	993	143,280
Regions Financial Corporation	12,247	211,628
Sberbank of Russia (a)	12,448	48,545
Societe Generale SA	1,562	80,683
Standard Chartered plc †	7,262	76,487
State Bank of India	831	40,470
Sumitomo Mitsui Trust Holdings Incorporated	821	32,592
The San-in Godo Bank Limited	2,592	25,029
Unicaja Banco SA †	21,939	34,589
UniCredit SpA †	4,620	86,365
Western Alliance Bancorp †	849	48,070

		4,368,874

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Alternative Strategies Fund	Consolidated portfolio of investments—December 31, 2017 (unaudited)

Security name	Shares	Value

Capital Markets: 1.24%
Affiliated Managers Group Incorporated (b)	3,712	$761,888
ANIMA Holding SpA 144A	11,398	81,508
GAM Holding AG	3,291	53,192
Julius Baer Group Limited	865	52,906
Moody’s Corporation	2,281	336,698
OM Asset Management plc	12,341	206,712
SBI Holdings Incorporated	442	9,242
Schroders plc	532	25,255
The Blackstone Group LP	9,399	300,956
UBS Group AG	14,667	270,025

		2,098,382

Consumer Finance: 0.22%
Discover Financial Services	4,439	341,448
Synchrony Financial	920	35,521

		376,969

Diversified Financial Services: 0.68%
Amundi SA	697	59,084
Berkshire Hathaway Incorporated Class B †(b)	5,498	1,089,813

		1,148,897

Insurance: 0.75%
Ageas NV	1,587	77,528
American International Group Incorporated	1,117	66,551
Assicurazioni Generali SpA	4,554	83,055
Chubb Limited	602	87,970
Coface SA	3,105	33,209
Lancashire Holdings Limited	5,448	50,165
MetLife Incorporated	1,306	66,031
MS&AD Insurance Group Holdings Incorporated	1,442	48,811
Ping An Insurance Company of China Limited H Shares	4,400	45,814
QBE Insurance Group Limited	5,567	46,390
RenaissanceRe Holdings Limited	276	34,663
Sony Financial Holdings Incorporated	2,505	44,375
Storebrand ASA	4,910	40,007
T&D Holdings Incorporated	4,606	78,773
Tokio Marine Holdings Incorporated	1,841	83,999
W.R. Berkley Corporation	3,062	219,392
Willis Towers Watson plc	395	59,523
XL Group Limited	1,340	47,114
Zurich Insurance Group AG	186	56,614

		1,269,984

Thrifts & Mortgage Finance: 0.03%
LIC Housing Finance Limited GDR	2,274	40,152

The accompanying notes are an integral part of these financial statements.

Consolidated portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund	13

Security name	Shares	Value

Health Care: 4.05%

Biotechnology: 0.09%
Biogen Incorporated	98	$31,220
Exact Sciences Corporation †	977	51,332
Ionis Pharmaceuticals Incorporated †	382	19,215
Regeneron Pharmaceuticals Incorporated †	55	20,678
Tesaro Incorporated †	447	37,043

		159,488

Health Care Equipment & Supplies: 1.90%
Asahi Intecc Company Limited	388	13,361
Baxter International Incorporated	668	43,180
Becton Dickinson & Company	8,412	1,800,732
Boston Scientific Corporation †(b)	23,976	594,365
Haemonetics Corporation †	2,408	139,857
Hologic Incorporated †	1,402	59,936
IDEXX Laboratories Incorporated †	1,932	302,126
Insulet Corporation †	935	64,515
Medtronic plc	1,134	91,571
Shandong Weigao Group Medical Polymer Company Limited H Shares	38,900	28,330
Steris plc	400	34,988
Straumann Holding AG	38	26,849
Terumo Corporation	273	12,938

		3,212,748

Health Care Providers & Services: 1.14%
BML incorporated	1,698	42,271
Cardinal Health Incorporated	861	52,753
Envision Healthcare Corporation †	547	18,904
McKesson Corporation	693	108,073
UnitedHealth Group Incorporated (b)	4,477	986,999
Universal Health Services Incorporated Class B	6,350	719,773

		1,928,773

Health Care Technology: 0.03%
Agfa-Gevaert NV †	6,829	31,849
M3 Incorporated	370	13,020

		44,869

Life Sciences Tools & Services: 0.19%
Mettler-Toledo International Incorporated †	517	320,292

Pharmaceuticals: 0.70%
Allergan plc	161	26,336
Almirall SA	2,038	20,418
AstraZeneca plc	3,384	233,974
AstraZeneca plc ADR	1,757	60,968
Bristol-Myers Squibb Company	3,076	188,497
Daiichi Sankyo Company Limited	500	13,033

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Alternative Strategies Fund	Consolidated portfolio of investments—December 31, 2017 (unaudited)

Security name	Shares	Value

Pharmaceuticals (continued)
Eisai Company Limited	139	$7,915
Hikma Pharmaceuticals plc	1,767	27,054
Johnson & Johnson	633	88,443
Merck & Company Incorporated	1,353	76,133
Mylan NV †	1,375	58,176
Novartis AG	2,238	189,246
Ono Pharmaceutical Company Limited	3,494	81,431
Roche Holding AG	258	65,265
Takeda Pharmaceutical Company Limited	830	47,152

		1,184,041

Industrials: 6.85%

Aerospace & Defense: 1.50%
Airbus SE	12,996	1,294,239
Cobham plc †	64,247	109,557
HEICO Corporation	3,277	309,185
Leonardo-Finmeccanica SpA	7,559	89,971
Lockheed Martin Corporation	1,345	431,812
Qinetiq Group plc	18,972	59,196
Safran SA	559	57,621
Ultra Electronics Holdings plc	6,730	122,395
United Technologies Corporation	446	56,896

		2,530,872

Air Freight & Logistics: 0.94%
Correios de Portugal SA	6,211	26,135
FedEx Corporation	5,517	1,376,712
Konoike Transport Company Liminted	779	13,807
PostNL NV	14,853	72,640
United Parcel Service Incorporated Class B	811	96,631

		1,585,925

Airlines: 0.13%
Delta Air Lines Incorporated	635	35,560
Japan Airlines Company Limited	2,169	84,854
JetBlue Airways Corporation †	1,100	24,694
SAS AB †	13,013	33,789
United Continental Holdings Incorporated †	547	36,868

		215,765

Building Products: 0.56%
Assa Abloy AB Class B	2,676	55,588
Compagnie de Saint-Gobain SA	4,544	250,688
Fortune Brands Home & Security Incorporated	7,317	500,775
LIXIL Group Corporation	860	23,279
Noritz Corporation	1,170	22,948
Sanwa Holdings Corporation	6,105	84,091

		937,369

The accompanying notes are an integral part of these financial statements.

Consolidated portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund	15

Security name	Shares	Value

Commercial Services & Supplies: 0.40%
Aeon Delight Company Limited	591	$22,135
Atento SA	3,390	34,409
KAR Auction Services Incorporated (b)	7,978	402,969
Pitney Bowes Incorporated	16,244	181,608
Steelcase Incorporated Class A	2,790	42,408

		683,529

Construction & Engineering: 0.24%
Hazama Ando Corporation	9,214	72,126
JGC Corporation	1,937	37,459
Kinden Corporation	1,074	17,520
Kumagai Gumi Company Limited	821	22,952
Nippo Corporation	1,322	30,940
Taisei Corporation	663	33,010
Toshiba Plant Systems & Services Corporation	1,329	24,793
Vinci SA	1,565	159,892

		398,692

Electrical Equipment: 0.17%
Eaton Corporation plc	229	18,093
Legrand SA	1,446	111,369
Mitsubishi Electric Corporation	1,174	19,500
Nidec Corporation	92	12,909
Schneider Electric SE	1,099	93,438
Zumtobel Group AG	2,495	29,996

		285,305

Industrial Conglomerates: 0.07%
Koninklijke Philips NV	201	7,606
Rheinmetall AG	916	116,336

		123,942

Machinery: 0.53%
Alstom SA	4,375	181,653
Amada Company Limited	2,358	32,103
FANUC Corporation	190	45,630
Harmonic Drive Systems Incorporated	222	12,984
Komatsu Limited	644	23,308
Minebea Company Limited	404	8,473
SMC Corporation	89	36,635
Tadano Limited	1,051	17,452
Takuma Company Limited	2,454	34,368
Xylem Incorporated	7,442	507,544

		900,150

Marine: 0.04%
DS Norden AS †	1,919	36,031
Kuehne & Nagel International AG	194	34,342

		70,373

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Alternative Strategies Fund	Consolidated portfolio of investments—December 31, 2017 (unaudited)

Security name	Shares	Value

Professional Services: 0.19%
Adecco SA	654	$50,034
Benefit One Incorporated	742	15,535
Bureau Veritas SA	2,074	56,713
Experian Group Limited plc	1,612	35,607
Hays plc	21,984	54,288
Nomura Company Limited	756	17,270
Persol Holdings Company Limited	923	23,133
SThree plc	2,239	11,125
TechnoPro Holdings Incorporated	263	14,285
TransUnion †	871	47,870

		325,860

Road & Rail: 1.78%
Canadian National Railway Company	1,082	89,220
CSX Corporation (b)	29,906	1,645,129
DSV AS	597	47,012
Genesee & Wyoming Incorporated Class A †	563	44,325
Go-Ahead Group plc	2,036	40,931
Hitachi Transport System Limited	745	19,419
J.B. Hunt Transport Services Incorporated	463	53,236
Keisei Electric Railway Company Limited	185	5,944
Knight-Swift Transportation Holdings Incorporated	938	41,009
Localiza Rent a Car SA	5,700	37,907
Old Dominion Freight Line Incorporated	2,788	366,762
Sankyu Incorporated	251	10,838
Union Pacific Corporation (b)	4,500	603,450

		3,005,182

Trading Companies & Distributors: 0.29%
Brenntag AG	709	44,891
Fastenal Company	416	22,751
Ferguson plc	3,653	262,881
Itochu Corporation	3,676	68,610
Rexel SA	3,274	59,396
SIG plc	14,433	34,336

		492,865

Transportation Infrastructure: 0.01%
Hamburger Hafen und Logistik AG	837	23,771

Information Technology: 4.46%

Communications Equipment: 0.28%
Acacia Communications Incorporated †	632	22,897
Juniper Networks Incorporated	4,577	130,445
Nokia Oyj	14,517	67,827
Palo Alto Networks Incorporated †	1,284	186,103
Telefonaktiebolaget LM Ericsson Class B	10,458	68,653

		475,925

The accompanying notes are an integral part of these financial statements.

Consolidated portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund	17

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 0.14%
Amano Corporation	660	$17,262
Enplas Corporation	528	21,931
Hitachi High Technologies Corporation	1,020	43,000
Hosiden Corporation	1,063	15,699
Keysight Technologies Incorporated †	935	38,896
Shimadzu Corporation	374	8,504
WPG Holdings Company Limited	14,225	18,834
Yaskawa Electric Corporation	290	12,779
Zebra Technologies Corporation Class A †	569	59,062

		235,967

Internet Software & Services: 0.80%
Alibaba Group Holding Limited ADR †	251	43,280
Alphabet Incorporated Class C †	93	97,315
CoStar Group Incorporated †	195	57,905
DeNA Company Limited	4,339	89,456
Facebook Incorporated Class A †	4,455	786,129
GoDaddy Incorporated Class A †	1,087	54,654
Mimecast Limited †	1,056	30,276
Tencent Holdings Limited	843	43,807
Yandex NV Class A †	4,429	145,044

		1,347,866

IT Services: 1.18%
Accenture plc Class A	610	93,385
Alliance Data Systems Corporation	228	57,793
Amdocs Limited	410	26,847
Automatic Data Processing Incorporated	472	55,314
Capgemini SA	660	78,311
Cerved Information Solutions SpA	6,504	82,720
Cognizant Technology Solutions Corporation Class A (b)	3,993	283,583
DST Systems Incorporated	1,736	107,754
DTS Corporation	858	27,946
FleetCor Technologies Incorporated †	153	29,442
Genpact Limited	820	26,027
GMO Payment Gateway Incorporated	446	36,891
International Business Machines Corporation	1,595	244,705
MasterCard Incorporated Class A (b)	4,851	734,247
Sopra Steria Group	194	36,277
Visa Incorporated Class A	684	77,990

		1,999,232

Semiconductors & Semiconductor Equipment: 0.67%
Broadcom Limited (b)	1,831	470,384
Infineon Technologies AG	6,569	179,981
KLA-Tencor Corporation	585	61,466
Marvell Technology Group Limited	1,300	27,911
Micron Technology Incorporated †	2,940	120,893
NXP Semiconductors NV †	319	37,352

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Alternative Strategies Fund	Consolidated portfolio of investments—December 31, 2017 (unaudited)

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM Incorporated	2,441	$156,273
Renesas Electronics Corporation †	1,003	11,688
Silicon Motion Technology Corporation ADR	526	27,857
Tokyo Electron Limited	92	16,657
Tokyo Seimitsu Company Limited	575	22,760

		1,133,222

Software: 1.04%
Konami Holdings Corporation	189	10,400
Microsoft Corporation (b)	12,591	1,077,034
Miroku Jyoho Service Company Limited	653	17,618
Nexon Company Limited †	2,137	62,209
Nintendo Company Limited	164	59,953
Nippon System Development Company Limited	1,211	25,838
Nuance Communications Incorporated †	21,953	358,932
The Descartes Systems Group Incorporated †	1,375	39,095
Trend Micro Incorporated	146	8,280
Verint Systems Incorporated †	1,318	55,159
Workday Incorporated Class A †	399	40,594

		1,755,112

Technology Hardware, Storage & Peripherals: 0.35%
Catcher Technology Company Limited	2,155	23,753
NetApp Incorporated (b)	7,683	425,024
Samsung Electronics Company Limited	37	88,063
Western Digital Corporation	570	45,332

		582,172

Materials: 4.49%

Chemicals: 2.75%
Adeka Corporation	1,440	25,369
Asahi Kasei Corporation	603	7,779
Celanese Corporation Series A	344	36,836
Daicel Corporation	3,551	40,403
Denka Company Limited	336	13,464
Fujimi Incorporated	935	19,692
Fuso Chemical Company Limited	565	15,344
Ingevity Corporation †	7,557	532,542
JSR Corporation	1,789	35,216
Nissan Chemical Industries Limited	371	14,800
Nitto Denko Corporation	131	11,638
PPG Industries Incorporated (b)	2,476	289,246
Praxair Incorporated	2,325	359,631
Sanyo Chemical Industries Limited	509	26,653
The Sherwin-Williams Company (b)	7,826	3,208,973

		4,637,586

The accompanying notes are an integral part of these financial statements.

Consolidated portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund	19

Security name	Shares	Value

Construction Materials: 0.81%
Anhui Conch Cement Company Limited H Shares	19,511	$91,776
CRH plc	2,546	91,507
CRH plc - London Exchange	3,001	107,656
LafargeHolcim Limited - BATS Exchange	2,387	134,605
Martin Marietta Materials Incorporated	3,446	761,704
Sumitomo Osaka Cement Company	7,475	36,023
Taiheiyo Cement Corporation	960	41,450
Vicat SA	519	40,969
Wienerberger AG	2,464	59,631

		1,365,321

Containers & Packaging: 0.66%
Ball Corporation	19,489	737,659
BillerudKorsnas AB	1,731	29,648
International Paper Company	1,833	106,204
Packaging Corporation of America	523	63,048
RPC Group plc	3,982	47,392
Smurfit Kappa Group plc	2,421	81,887
WestRock Company	827	52,275

		1,118,113

Metals & Mining: 0.25%
Acacia Mining plc	5,713	15,311
Anglo American plc	3,149	65,879
First Quantum Minerals Limited	6,085	85,248
Glencore International plc	9,561	50,344
Klondex Mines Limited †	3,796	9,845
Petra Diamonds Limited †	20,678	21,776
Randgold Resources Limited ADR	266	26,305
Reliance Steel & Aluminum Company	731	62,712
Salzgitter AG	1,134	64,759
Yamato Kogyo Company Limited	976	28,368

		430,547

Paper & Forest Products: 0.02%
Kapstone Paper & Packaging Corporation	1,209	27,432

Real Estate: 0.51%

Equity REITs: 0.30%
American Tower Corporation	520	74,188
Axiare Patrimonio SOCIMI SA	881	19,471
Grivalia Properties Real Estate Investment Company	6,304	69,587
Hibernia REIT plc	45,454	83,116
Host Hotels & Resorts Incorporated	1,701	33,765
LaSalle Logiport REIT	41	41,955
National Storage REIT	30,811	36,902
Public Storage Incorporated	470	98,230
Simon Property Group Incorporated	149	25,589
STORE Capital Corporation	1,101	28,670

		511,473

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Alternative Strategies Fund	Consolidated portfolio of investments—December 31, 2017 (unaudited)

Security name	Shares	Value

Real Estate Management & Development: 0.21%
Aedas Homes S.A.U. †	1,980	$72,696
BR Malls Participacoes SA	9,803	37,621
Corporacion Inmobiliaria Vesta SAB de CV	25,050	31,137
Daito Trust Construction Company Limited	134	27,323
Daiwa House Industry Company Limited	1,455	55,876
Henderson Land Development Company Limited	4,296	28,318
LEG Immobilien AG	519	59,339
Realogy Holdings Corporation	1,681	44,547

		356,857

Telecommunication Services: 0.86%

Diversified Telecommunication Services: 0.31%
BT Group plc	20,383	74,772
Cellnex Telecom SA 144A	5,720	146,528
Consolidated Communications Holdings Incorporated	4,728	57,634
Hellenic Telecommunications Organization SA	6,480	89,413
Nippon Telegraph & Telephone Corporation	3,205	150,785

		519,132

Wireless Telecommunication Services: 0.55%
KDDI Corporation	5,077	126,367
Orange Belgium SA	1,444	30,320
Play Communications SA †	17,945	174,297
SoftBank Group Corporation	301	23,829
VEON Limited ADR	148,732	571,131

		925,944

Utilities: 0.39%

Electric Utilities: 0.09%
Iberdrola SA	10,062	77,991
Power Assets Holdings Limited	8,335	70,358

		148,349

Gas Utilities: 0.01%
Infraestructura Energetica Nova SAB de CV	3,735	18,274

Independent Power & Renewable Electricity Producers: 0.02%
China Longyuan Power Group Corporation H Shares	46,370	32,999

Multi-Utilities: 0.24%
Centrica plc	31,995	59,311
E.ON SE	11,726	127,483
Engie SA	3,766	64,775
National Grid plc	6,093	71,990
RWE AG †	1,970	40,183
Veolia Environnement SA	2,005	51,181

		414,923

The accompanying notes are an integral part of these financial statements.

Consolidated portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund	21

Security name			Shares	Value

Water Utilities: 0.03%
Compania de Saneamento do Parana			2,695	$48,666

Total Common Stocks (Cost $53,189,076)				66,919,635

Exchange-Traded Funds: 0.02%
iShares Core MSCI Europe ETF			361	18,111
TOPIX ETF			1,140	18,920

Total Exchange-Traded Funds (Cost $35,672)				37,031

Investment Companies: 7.59%

Alternative Investment Funds: 7.59%
AQR Alternative Risk Premia Fund Class R6 †			29,762	298,214
AQR Managed Futures Strategy Fund Class I †			362,010	3,341,353
Western Asset Macro Opportunities Fund			799,717	9,180,752

Total Investment Companies (Cost $13,178,322)				12,820,319

	Interest rate	Maturity date	Principal
Non-Agency Mortgage-Backed Securities: 15.37%
ACE Securities Corporation Series 2004-SD1 Class M3 (1 Month LIBOR +4.13%) ±	5.45%	11-25-2033	$475,000	467,667
ACE Securities Corporation Series 2006-ASP4 Class A2C (1 Month LIBOR +0.16%) ±	1.71	8-25-2036	574,172	553,822
American Home Mortgage Investment Series 2005-1 Class 7A2 (6 Month LIBOR +2.00%) ±	3.56	6-25-2045	376,898	379,840
Amortizing Residential Collateral Trust Series 2002-BC7 Class M1 (1 Month LIBOR +1.20%) ±	2.53	10-25-2032	310,089	267,215
Banc of America Alternative Loan Trust Series 2006-3 Class 3A5	6.00	4-25-2036	316,139	292,977
Banc of America Alternative Loan Trust Series 2007-1 Class 3A11 (1 Month LIBOR +0.60%) ±	1.93	4-25-2037	1,133,293	860,191
Banc of America Funding Corporation Series 2005-F Class 6A2 ±±	3.64	9-20-2035	386,191	372,796
Bear Stearns Alt-A Trust Series 2004-12 Class 2A4 ±±	3.50	1-25-2035	463,554	434,687
Bear Stearns Asset Backed Securities Trust Series 2001-3 Class A1 (1 Month LIBOR +0.90%) ±	2.23	10-27-2032	731,349	707,334
Bear Stearns Mortgage Funding Trust Series 2006-AR3 Class 2A1 (1 Month LIBOR +0.20%) ±	1.75	11-25-2036	234,990	218,052
Citicorp Mortgage Securities Incorporated Series 2005-7 Class 3A1	5.00	10-25-2035	42,003	41,908
Citigroup Mortgage Loan Trust Incorporated Series 2007-10 Class 2A3A ±±	3.89	9-25-2037	1,024,401	978,004
Citigroup Mortgage Loan Trust Incorporated Series 2010-4 Class 3A6 144A±±	6.25	11-25-2037	286,122	231,078
Citimortgage Alternative Loan Trust Series 2007-A5 Class 1A12 ¤	0.00	5-25-2037	1,019,826	684,764
Countrywide Alternative Loan Trust Series 2004-34T1 Class A1	5.50	2-25-2035	282,315	282,385
Countrywide Alternative Loan Trust Series 2007-8CB Class A1	5.50	5-25-2037	247,562	206,456
Countrywide Asset-Backed Certificates Series 2002-6 Class M1 (1 Month LIBOR +1.65%) ±	2.98	2-25-2033	320,389	303,804
Countrywide Asset-Backed Certificates Series 2003-5 Class MF3 ±±	5.25	9-25-2033	534,703	520,575
Countrywide Home Loans Series 2005-6 Class 2A1	5.50	4-25-2035	53,021	51,259
Countrywide Home Loans Series 2005-HYB1 Class 3A1 ±±	3.41	3-25-2035	318,026	312,392
Countrywide Home Loans Series 2006-3 Class 2A1 (1 Month LIBOR +0.25%) ±	1.58	3-25-2036	160,304	146,502
Credit Based Asset Servicing and Securitization Series 2004-RP1 Class M2 (1 Month LIBOR +1.65%) 144A±	3.80	5-25-2050	697,368	700,709
Credit Suisse First Boston Mortgage Securities Series 2005-2 Class 5A7	6.00	3-25-2035	457,743	453,564
Deutsche Mortgage Securities Incorporated Series 2004-2 Class M1	5.59	1-25-2034	101,658	94,823

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Alternative Strategies Fund	Consolidated portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
First Franklin Mortgage Loan Asset-Backed Certificates Series 2004-FF6 Class M2 (1 Month LIBOR +1.88%) ±	3.20%	7-25-2034	$361,462	$338,131
First Horizon Mortgage Pass-Through Trust Series 2006-AR2 Class AM ±±	3.46	8-25-2036	106,897	102,245
GSR Mortgage Loan Trust Series 2004-8F Class B1 ±±	6.01	9-25-2034	970,535	963,491
GSR Mortgage Loan Trust Series 2005-AR4 Class 3A5 ±±	3.42	7-25-2035	545,385	526,348
HarborView Mortgage Loan Trust Series 2004-1 Class 1A (1 Month LIBOR +0.60%) ±	2.10	4-19-2034	951,369	889,891
HarborView Mortgage Loan Trust Series 2004-10 Class 3A1B ±±	3.74	1-19-2035	732,815	725,283
Impac CMB Trust Series 2005-1 Class 2A2 (1 Month LIBOR +0.62%) ±	1.95	4-25-2035	376,091	354,096
Impac CMB Trust Series 2005-4 Class 2M2 (1 Month LIBOR +1.13%) ±	2.45	5-25-2035	67,344	62,134
IndyMac INDX Mortgage Loan Trust Series 2004-AR13 Class 2A3 ±±	3.19	1-25-2035	289,434	263,606
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 5A1 ±±	2.99	12-25-2033	812,038	798,294
MASTR Adjustable Rate Mortgages Trust Series 2005-6 Class 5A1 ±±	3.23	7-25-2035	455,255	413,169
Merrill Lynch Mortgage Investors Trust Series 2004-SL2 Class B2 (1 Month LIBOR +2.70%) ±	4.03	6-25-2035	299,699	301,921
MLCC Mortgage Investors Incorporated Series 2003-E Class B1 (1 Month LIBOR +0.90%) ±	2.23	10-25-2028	625,744	570,000
MLCC Mortgage Investors Incorporated Series 2004-C Class B1 (1 Month LIBOR +0.74%) ±	2.06	7-25-2029	302,862	278,964
MLCC Mortgage Investors Incorporated Series 2004-F Class B1 ±±	2.90	12-25-2029	649,589	609,813
Morgan Stanley Capital Incorporated Series 2004-HE1 Class M3 (1 Month LIBOR +2.18%) ±	3.73	1-25-2034	1,031,250	996,339
Morgan Stanley Mortgage Loan Trust Series 2004-8AR Class 4A2 ±±	3.43	10-25-2034	93,408	93,294
Morgan Stanley Re-REMIC Trust Series 2014-R4 Class 4B1 144A±±	3.56	11-21-2035	921,643	908,695
MortgageIT Trust Series 2005-2 Class 1B1 (1 Month LIBOR +1.43%) ±	2.75	5-25-2035	205,500	198,329
MortgageIT Trust Series 2005-2 Class 1M2 (1 Month LIBOR +0.81%) ±	2.14	5-25-2035	171,250	162,782
Nomura Asset Acceptance Corporation Series 2005-AR5 Class 2A1 ±±	3.25	10-25-2035	268,848	265,041
Opteum Mortgage Acceptance Corporation Series 2005-5 Class 2AD2 ±±	5.85	12-25-2035	415,421	423,459
RBSSP Resecuritization Trust Series 2009-6 Class 17A3 144A±±	6.00	6-26-2037	810,575	674,713
Residential Asset Mortgage Products Incorporated Series 2004-RS2 Class MI1	5.59	2-25-2034	392,373	393,454
Rockwall CDO Series 2007-1A Class B2L (3 Month LIBOR +4.25%) 144A±	5.63	8-1-2024	971,444	971,398
Sequoia Mortgage Trust Series 2007-4 Class 4A1 ±±	3.46	7-20-2047	716,829	649,006
Structured Adjustable Rate Mortgage Loan Trust Series 2004-20 Class 1A3 ±±	3.38	1-25-2035	738,526	732,625
Structured Adjustable Rate Mortgage Loan Trust Series 2005-21 Class 3A1 ±±	3.61	11-25-2035	122,920	114,211
Structured Asset Securities Corporation Series 2003-34A Class 6A ±±	3.67	11-25-2033	272,433	270,323
Structured Asset Securities Corporation Series 2006-3H Class PO ¤	0.00	12-25-2035	485,352	339,526
SunTrust Adjustable Rate Mortgage Loan Trust Series 2007-1 Class 1A1 ±±	3.60	2-25-2037	212,525	179,598
Washington Mutual Mortgage Pass-Through Trust Series 2006-5 Class 1A3	6.00	7-25-2036	121,561	108,267
Wells Fargo Home Equity Trust Series 2005-1 Class M10 (1 Month LIBOR +3.75%) ±	5.30	4-25-2035	307,841	314,104
Wells Fargo Mortgage-Backed Securities Trust Series 2003-N Class 2A3 ±±	3.55	12-25-2033	897,480	893,776
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR16 Class 6A2 ±±	3.45	10-25-2035	440,512	440,448
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR11 Class A6 ±±	3.48	8-25-2036	63,954	61,073

Total Non-Agency Mortgage-Backed Securities (Cost $25,857,868)				25,950,651

		Expiration date	Shares
Participation Notes: 1.89%

Financials: 1.45%

Banks: 1.45%
HSBC Bank plc (Alinma AB) †(a)		1-22-2018	252,634	1,289,946
Morgan Stanley BV (Al-Rajhi Bank) †(a)		7-2-2018	47,749	820,409
Morgan Stanley BV (National Commercial Bank) †(a)		10-30-2018	23,615	337,744

				2,448,099

The accompanying notes are an integral part of these financial statements.

Consolidated portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund	23

Security name		Expiration date	Shares	Value

Materials: 0.44%

Chemicals: 0.44%
Merrill Lynch International & Company CV (Saudi Basic Industries Corporation) †(a)		2-20-2020	27,132	$737,096

Total Participation Notes (Cost $2,751,096)				3,185,195

	Dividend yield
Preferred Stocks: 0.23%

Consumer Discretionary: 0.15%

Automobiles: 0.15%
Volkswagen AG	2.24%		1,300	259,629

Financials: 0.05%

Banks: 0.05%
Itau Unibanco Holding SA	0.47		7,050	90,497

Industrials: 0.03%

Transportation Infrastructure: 0.03%
Uber Technologies Incorporated †(a)‡	0.00		1,216	42,682

Total Preferred Stocks (Cost $329,791)				392,808

	Counterparty¤¤	Number of contracts	Notional amount	Exercise price	Expiration date
Purchased Put Options: 0.15%
S&P 500 Index	Morgan Stanley	6	$51,438	$2,175	03-16-2018	1,920
S&P 500 Index	Morgan Stanley	14	66,669	2,525	06-15-2018	59,808
S&P 500 Index	Morgan Stanley	12	99,912	2,325	09-21-2018	47,040
S&P 500 Index	Morgan Stanley	23	198,675	2,400	12-21-2018	148,350

Total Purchased Put Options (Cost $416,694)						257,118

	Yield		Shares
Short-Term Investments: 27.78%

Investment Companies: 26.40%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.19%		44,599,315	44,599,315

		Maturity date	Principal
U.S. Treasury Securities: 1.38%
U.S. Treasury Bill #(z)	1.24	3-8-2018	$2,335,000	2,329,546

Total Short-Term Investments (Cost $46,928,917)				46,928,861

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Alternative Strategies Fund	Consolidated portfolio of investments—December 31, 2017 (unaudited)

Security name	Shares	Value

Securities Sold Short: (9.23%)

Common Stocks: (2.56%)

Consumer Discretionary: (0.71%)

Multiline Retail: (0.27%)
Kohl’s Corporation	(4,380)	$(237,527)
Target Corporation	(3,285)	(214,346)

		(451,873)

Specialty Retail: (0.15%)
The Gap Incorporated	(7,482)	(254,837)

Textiles, Apparel & Luxury Goods: (0.29%)
The Swatch Group AG	(1,205)	(491,423)

Consumer Staples: (0.22%)

Food & Staples Retailing: (0.22%)
Wal-Mart Stores Incorporated	(3,764)	(371,695)

Energy: (0.57%)

Oil, Gas & Consumable Fuels: (0.57%)
Cabot Oil & Gas Corporation	(12,714)	(363,620)
Occidental Petroleum Corporation	(8,182)	(602,686)

		(966,306)

Industrials: (0.79%)

Trading Companies & Distributors: (0.79%)
Fastenal Company	(3,849)	(210,502)
HD Supply Holdings Incorporated †	(4,864)	(194,706)
W.W. Grainger Incorporated	(3,904)	(922,320)

		(1,327,528)

Information Technology: (0.27%)

IT Services: (0.27%)
Accenture plc Class A	(2,939)	(449,932)

Total Common Stocks - Securities Sold Short (Proceeds $(3,637,420))		(4,313,594)

Exchange-Traded Funds: (6.67%)
Consumer Discretionary Select Sector SPDR Fund	(4,538)	(447,855)
Consumer Staples Select Sector SPDR Fund	(8,177)	(465,190)
Health Care Select Sector SPDR Fund	(3,259)	(269,454)
Industrial Select Sector SPDR Fund	(4,458)	(337,337)
SPDR S&P 500	(31,542)	(8,417,298)
Technology Select Sector SPDR Fund	(20,873)	(1,334,828)

Total Exchange-Traded Funds - Securities Sold Short (Proceeds $(10,346,187))		(11,271,962)

Total Securities Sold Short (Proceeds $(13,983,607))		(15,585,556)

Total investments in securities (excluding securities sold short) (Cost $142,687,436)	92.65%	156,491,618
Total securities sold short (Proceeds $(13,983,607)	(9.23)	(15,585,556)
Other assets and liabilities, net	16.58	28,006,062

Total net assets	100.00%	$168,912,124

The accompanying notes are an integral part of these financial statements.

Consolidated portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund	25

†	Non-income-earning security

(b)	All or a portion of this security is segregated as collateral for securities sold short.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

¤	The security is issued in zero coupon form with no periodic interest payments.

¤¤	Transactions can only be closed with the originating counterparty

‡	Security is valued using significant unobservable inputs.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

Written Options

Description	Counterparty¤¤	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Put
S&P 500 Index	Morgan Stanley	6	$1,170,000	$1,950	3-16-2018	$(750)
S&P 500 Index	Morgan Stanley	14	3,255,000	2,325	6-15-2018	(31,150)
S&P 500 Index	Morgan Stanley	12	2,490,000	2,075	9-21-2018	(23,160)
S&P 500 Index	Morgan Stanley	23	4,945,000	2,150	12-21-2018	(90,002)

						$(145,062)

¤¤	Transactions can only be closed with the originating counterparty.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Amsterdam Index	3	1-19-2018	$396,555	$391,991	$0	$(4,564)
CAC 40 Index	14	1-19-2018	907,489	892,052	0	(15,437)
IBEX 35 Index	18	1-19-2018	2,211,037	2,164,221	0	(46,816)
TOPIX Index	34	3-8-2018	5,373,826	5,482,849	109,023	0
10-Year Australian Treasury Bonds	86	3-15-2018	8,739,080	8,666,694	0	(72,386)
S&P/TSX 60 Index	1	3-15-2018	152,496	152,331	0	(165)
DAX Index	3	3-16-2018	1,177,576	1,161,754	0	(15,822)
FTSE 100 Index	51	3-16-2018	5,096,417	5,259,350	162,933	0
FTSE MIB Index	5	3-16-2018	665,635	652,628	0	(13,007)
10-Year Canadian Treasury Bonds	48	3-20-2018	5,220,939	5,146,730	0	(74,209)
10-Year U.S. Treasury Notes	60	3-20-2018	7,491,102	7,442,813	0	(48,289)

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Alternative Strategies Fund	Consolidated portfolio of investments—December 31, 2017 (unaudited)

Futures Contracts (continued)

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
Hang Seng Index	(1)	1-30-2018	$(186,987)	$(191,659)	$0	$(4,672)
Euro-Bund Futures	(50)	3-8-2018	(9,777,015)	(9,699,582)	77,433	0
TOPIX Index	(3)	3-8-2018	(473,465)	(483,781)	0	(10,316)
SPI 200 Index	(13)	3-15-2018	(1,527,019)	(1,526,560)	459	0
Euro STOXX 50 Index	(78)	3-16-2018	(3,353,936)	(3,269,037)	84,899	0
FTSE 100 Index	(11)	3-16-2018	(1,103,311)	(1,134,370)	0	(31,059)
MSCI EAFE Index	(23)	3-16-2018	(2,320,481)	(2,352,325)	0	(31,844)
MSCI Emerging Markets Index	(25)	3-16-2018	(1,403,390)	(1,454,625)	0	(51,235)
Russell 2000 Index	(19)	3-16-2018	(1,443,243)	(1,459,675)	0	(16,432)
S&P 500 E-Mini Index	(82)	3-16-2018	(10,903,480)	(10,971,600)	0	(68,120)
British Pound Futures	(66)	3-19-2018	(5,555,831)	(5,592,263)	0	(36,432)
Euro FX Futures	(11)	3-19-2018	(1,631,969)	(1,660,381)	0	(28,412)
Japanese Yen Futures	(10)	3-19-2018	(1,116,269)	(1,114,250)	2,019	0
New Zealand Dollar Futures	(25)	3-19-2018	(1,755,473)	(1,771,750)	0	(16,277)
Norwegian Krone Futures	(7)	3-19-2018	(1,694,399)	(1,713,880)	0	(19,481)
Swedish Krona Futures	(17)	3-19-2018	(4,059,888)	(4,175,880)	0	(115,992)
Canadian Dollar Futures	(41)	3-20-2018	(3,197,963)	(3,275,900)	0	(77,937)
Long Gilt Bonds	(59)	3-27-2018	(9,911,129)	(9,970,108)	0	(58,979)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty¤¤	Settlement date	Unrealized gains	Unrealized losses
1,580,663 USD	1,317,000 EUR	Morgan Stanley	1-11-2018	$0	$(287)
166,097 USD	203,000 CAD	Morgan Stanley	1-11-2018	4,568	0
170,721 USD	612,000 PLN	Morgan Stanley	1-11-2018	0	(5,094)
54,011 USD	45,000 EUR	Morgan Stanley	1-11-2018	0	(7)
16,216 USD	20,000 CAD	Morgan Stanley	1-11-2018	302	0
40,210 USD	34,000 EUR	Morgan Stanley	1-11-2018	0	(605)
93,000 CAD	74,393 USD	Morgan Stanley	1-11-2018	0	(392)
17,000 EUR	20,254 USD	Morgan Stanley	1-11-2018	154	0
15,000 CAD	12,027 USD	Morgan Stanley	1-11-2018	0	(92)
57,019 USD	48,000 EUR	Morgan Stanley	1-11-2018	0	(601)
40,140 USD	34,000 EUR	Morgan Stanley	1-11-2018	0	(674)
92,000 EUR	109,374 USD	Morgan Stanley	1-11-2018	1,065	0
43,000 EUR	50,776 USD	Morgan Stanley	1-11-2018	842	0
115,000 CAD	89,772 USD	Morgan Stanley	1-11-2018	1,735	0
17,000 EUR	19,896 USD	Morgan Stanley	1-11-2018	511	0
58,000 EUR	67,580 USD	Morgan Stanley	1-11-2018	2,044	0
44,000 EUR	51,502 USD	Morgan Stanley	1-11-2018	1,317	0
22,491 USD	19,000 EUR	Morgan Stanley	1-11-2018	0	(317)
52,080 USD	44,000 EUR	Morgan Stanley	1-11-2018	0	(738)
32,000 PLN	8,990 USD	Morgan Stanley	1-11-2018	203	0

The accompanying notes are an integral part of these financial statements.

Consolidated portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund	27

Forward Foreign Currency Contracts (continued)

Currency to be received	Currency to be delivered	Counterparty¤¤	Settlement date	Unrealized gains	Unrealized losses
4,000 EUR	4,720 USD	Morgan Stanley	1-11-2018	$82	$0
32,000 EUR	37,758 USD	Morgan Stanley	1-11-2018	655	0
247,000 EUR	296,903 USD	Morgan Stanley	1-11-2018	0	(399)
2,165,476 USD	242,404,000 JPY	Credit Suisse	3-20-2018	5,942	0
1,279,870 USD	951,000 GBP	JPMorgan	3-21-2018	0	(7,403)
147,523 EUR	174,943 USD	Morgan Stanley	3-21-2018	2,881	0
461,624 USD	451,780 CHF	Morgan Stanley	3-21-2018	0	(4,563)
64,276 USD	47,817 GBP	Morgan Stanley	3-21-2018	0	(450)
32,751 USD	24,375 GBP	Morgan Stanley	3-21-2018	0	(243)
1,147,187 USD	965,421 EUR	Morgan Stanley	3-21-2018	0	(16,545)
100,197 USD	74,458 GBP	Morgan Stanley	3-21-2018	0	(589)
3,247,833 USD	2,747,000 EUR	UBS AG	3-21-2018	0	(63,440)

				$22,301	$(102,439)

¤¤	Transactions can only be closed with the originating counterparty.

Interest Rate Swaps

Floating rate index	Pay/receive floating rate	Fixed rate	Floating rate	Payment frequency	Counterparty¤¤°°	Maturity date	Notional amount	Value	Premiums paid (received)	Unrealized gains	Unrealized losses
3-Month USD LIBOR*	Pay	2.00%	1.63%	Semi-annual	Morgan Stanley	12-20-2019	$2,386,971	$2,804	$(13,029)	$15,833	$0
3-Month USD LIBOR*	Receive	2.00	1.63	Semi-annual	Morgan Stanley	12-20-2019	2,399,507	(2,804)	(493)	0	(2,311)
3-Month USD LIBOR*	Pay	1.75	1.63	Semi-annual	Morgan Stanley	3-21-2020	2,443,866	18,758	15,866	2,892	0
3-Month USD LIBOR*	Pay	2.25	1.63	Semi-annual	Morgan Stanley	12-20-2022	995,257	(495)	(4,743)	4,248	0
3-Month USD LIBOR*	Receive	2.25	1.63	Semi-annual	Morgan Stanley	12-20-2022	1,003,006	496	3,006	0	(2,510)
3-Month USD LIBOR*	Pay	2.00	1.63	Semi-annual	Morgan Stanley	3-21-2023	1,022,660	13,189	10,660	2,529	0
3-Month USD LIBOR*	Pay	2.50	1.63	Semi-annual	Morgan Stanley	12-20-2027	1,265,763	(12,517)	(34,237)	21,720	0
3-Month USD LIBOR*	Receive	2.50	1.63	Semi-annual	Morgan Stanley	12-20-2027	1,318,592	12,517	18,592	0	(6,075)
3-Month USD LIBOR*	Pay	2.25	1.63	Semi-annual	Morgan Stanley	3-21-2028	1,344,167	20,103	14,167	5,936	0

									$9,789	$53,158	$(10,896)

*	Represents an investments held in ASF Special Investments (Cayman), Ltd., the consolidated entity.

¤¤	Transactions can only be closed with the originating counterparty.

°°	Exchange traded or centrally cleared transaction with counterparty.

Total Return Swaps

Reference asset	Counterparty	Maturity date	Notional amount	Value	Premiums paid (received)	Unrealized gains	Unrealized losses
In an agreement dated 5-2-2017, the Fund makes monthly payments of 1 Month USD LIBOR +55 basis points. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity JBS SA (common stock).	Morgan Stanley¤¤	5-2-2018	$360,488	$26,167	$0	$26,167	$0

¤¤	Transaction can only be closed with the originating counterparty.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Alternative Strategies Fund	Consolidated portfolio of investments—December 31, 2017 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gain (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	44,279,060	142,081,162	141,760,907	44,599,315	$0	$0	$191,593	$44,599,315	26.40%

The accompanying notes are an integral part of these financial statements.

Consolidated statement of assets and liabilities—December 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund	29

Assets
Investments in unaffiliated securities, at value (cost $98,088,121)	$111,892,303
Investments in affiliated securities, at value (cost $44,599,315)	44,599,315
Cash	574,632
Cash at prime broker segregated for securities sold short	14,944,955
Cash at prime broker segregated for written options	133,127
Cash at prime broker segregated for futures contracts	554,601
Cash at prime broker segregated for total return swaps	155,083
Cash at prime broker segregated for interest rate swaps	132,771
Foreign currency, at value (cost $8,494,049)	8,552,450
Receivable for investments sold	2,924,689
Receivable for Fund shares sold	1,115,154
Receivable for dividends and interest	191,286
Receivable for daily variation margin on open futures contracts	167,547
Premiums paid on interest rate swap transactions	62,291
Unrealized gains on forward foreign currency contracts	22,301
Unrealized gains on total return swap transactions	26,167
Unrealized gains on interest rate swap transactions	53,158
Prepaid expenses and other assets	62,210

Total assets	186,164,040

Liabilities
Payable for securities sold short, at value (proceeds $13,983,607)	15,585,556
Payable for investments purchased	458,262
Payable for Fund shares redeemed	286,979
Management fee payable	232,863
Payable for daily variation margin on open futures contracts	171,039
Written options, at value (premiums received $214,942)	145,062
Unrealized losses on forward foreign currency contracts	102,439
Premiums received on interest rate swap transactions	52,502
Dividends payable on securities sold short	46,974
Administration fees payable	19,997
Unrealized losses on interest rate swap transactions	10,896
Distribution fee payable	3,235
Trustees’ fees and expenses payable	2,165
Accrued expenses and other liabilities	133,947

Total liabilities	17,251,916

Total net assets	$168,912,124

NET ASSETS CONSIST OF
Paid-in capital	$159,606,882
Accumulated net investment loss	(859,720)
Accumulated net realized losses on investments	(1,735,836)
Net unrealized gains on investments	11,900,798

Total net assets	$168,912,124

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$9,255,613
Shares outstanding – Class A1	870,030
Net asset value per share – Class A	$10.64
Maximum offering price per share – Class A2	$11.29
Net assets – Class C	$4,871,076
Shares outstanding – Class C1	470,807
Net asset value per share – Class C	$10.35
Net assets – Administrator Class	$1,959,330
Shares outstanding – Administrator Class[1]	182,227
Net asset value per share – Administrator Class	$10.75
Net assets – Institutional Class	$152,826,105
Shares outstanding – Institutional Class[1]	14,233,313
Net asset value per share – Institutional Class	$10.74

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Alternative Strategies Fund	Consolidated statement of operations—six months ended December 31, 2017 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $11,950)	$843,186
Interest	716,996
Income from affiliated securities	191,593

Total investment income	1,751,775

Expenses
Management fee	1,404,565
Administration fees
Class A	9,549
Class C	5,209
Administrator Class	1,324
Institutional Class	93,880
Shareholder servicing fees
Class A	11,367
Class C	6,201
Administrator Class	2,048
Distribution fee
Class C	18,604
Custody and accounting fees	53,447
Professional fees	40,829
Registration fees	17,242
Shareholder report expenses	41,241
Trustees’ fees and expenses	10,249
Dividends on securities sold short	409,007
Prime broker fees	129,073
Other fees and expenses	10,953

Total expenses	2,264,788
Less: Fee waivers and/or expense reimbursements	(129,502)

Net expenses	2,135,286

Net investment loss	(383,511)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	6,278,978
Securities sold short	(369,104)
Futures transactions	(1,158,571)
Forward foreign currency contract transactions	(238,919)
Foreign currency and foreign currency translations	25,955
Written options	190,546
Interest rate swap transactions	2,488
Total return swap transactions	233,847
Capital gain distributions from investment companies	172,843

Net realized gains on investments	5,138,063

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,134,850
Securities sold short	(1,852,028)
Futures transactions	(126,608)
Forward foreign currency contract transactions	6,951
Foreign currency and foreign currency translations	(113,354)
Written options	(79,531)
Interest rate swap transactions	42,262
Total return swap transactions	(43,807)

Net change in unrealized gains (losses) on investments	(1,031,265)

Net realized and unrealized gains (losses) on investments	4,106,798

Net increase in net assets resulting from operations	$3,723,287

The accompanying notes are an integral part of these financial statements.

Consolidated statement of changes in net assets	Wells Fargo Alternative Strategies Fund	31

	Six months ended December 31, 2017 (unaudited)		Year ended June 30, 2017

Operations
Net investment loss		$(383,511)		$(1,627,825)
Net realized gains on investments		5,138,063		3,835,174
Net change in unrealized gains (losses) on investments		(1,031,265)		4,934,475

Net increase in net assets resulting from operations		3,723,287		7,141,824

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	102,715	1,075,256	263,309	2,659,939
Class C	34,478	352,986	77,833	766,514
Administrator Class	2,727	28,829	915,847	9,230,631
Institutional Class	1,711,430	18,183,395	6,381,324	64,402,389

		19,640,466		77,059,473

Payment for shares redeemed
Class A	(67,003)	(703,964)	(1,189,039)	(12,053,203)
Class C	(75,757)	(774,081)	(852,807)	(8,408,646)
Administrator Class	(32,541)	(344,073)	(4,207,404)	(42,130,566)
Institutional Class	(608,341)	(6,453,883)	(11,686,157)	(118,794,112)

		(8,276,001)		(181,386,527)

Net increase (decrease) in net assets resulting from capital share transactions		11,364,465		(104,327,054)

Total increase (decrease) in net assets		15,087,752		(97,185,230)

Net assets
Beginning of period		153,824,372		251,009,602

End of period		$168,912,124		$153,824,372

Accumulated net investment loss		$(859,720)		$(476,209)

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Alternative Strategies Fund	Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30			Year ended July 31, 2014[2]
CLASS A		2017	2016	2015[1]
Net asset value, beginning of period	$10.41	$10.01	$10.58	$10.08	$10.00
Net investment loss	(0.04)[3]	(0.10)[3]	(0.10)[3]	(0.06)[3]	(0.04)
Net realized and unrealized gains (losses) on investments	0.27	0.50	(0.28)	0.71	0.12

Total from investment operations	0.23	0.40	(0.38)	0.65	0.08
Distributions to shareholders from
Net realized gains	0.00	0.00	(0.19)	(0.15)	0.00
Net asset value, end of period	$10.64	$10.41	$10.01	$10.58	$10.08
Total return[4]	2.21%	4.00%	(3.65)%	6.49%	0.80%
Ratios to average net assets (annualized)
Gross expenses[5]	3.10%	3.25%	3.36%	3.40%	3.77%
Net expenses[5]	2.86%	2.87%	2.95%	2.93%	3.00%
Net investment loss[5]	(0.69)%	(0.96)%	(0.96)%	(0.64)%	(1.70)%
Supplemental data
Portfolio turnover rate	79%	237%	284%	237%	92%
Net assets, end of period (000s omitted)	$9,256	$8,681	$17,616	$4,133	$1,571

[1]	For the eleven months ended June 30, 2015. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 2015.

[2]	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[5]	Ratios include prime broker fees and dividend expense on securities sold short as follows:

Six months ended December 31, 2017 (unaudited)	0.67%
Year ended June 30, 2017	0.72%
Year ended June 30, 2016	0.83%
Year ended June 30, 2015[1]	0.64%
Year ended July 31, 2014[2]	0.58%

The accompanying notes are an integral part of these financial statements.

Consolidated financial highlights	Wells Fargo Alternative Strategies Fund	33

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30			Year ended July 31, 2014[2]
CLASS C		2017	2016	2015[1]
Net asset value, beginning of period	$10.16	$9.84	$10.49	$10.06	$10.00
Net investment loss	(0.08)[3]	(0.17)	(0.17)[3]	(0.13)[3]	(0.06)
Net realized and unrealized gains (losses) on investments	0.27	0.49	(0.29)	0.71	0.12

Total from investment operations	0.19	0.32	(0.46)	0.58	0.06
Distributions to shareholders from
Net realized gains	0.00	0.00	(0.19)	(0.15)	0.00
Net asset value, end of period	$10.35	$10.16	$9.84	$10.49	$10.06
Total return[4]	1.87%	3.25%	(4.46)%	5.80%	0.60%
Ratios to average net assets (annualized)
Gross expenses[5]	3.86%	4.00%	4.10%	4.14%	4.49%
Net expenses[5]	3.63%	3.62%	3.70%	3.70%	3.75%
Net investment loss[5]	(1.48)%	(1.74)%	(1.73)%	(1.35)%	(2.45)%
Supplemental data
Portfolio turnover rate	79%	237%	284%	237%	92%
Net assets, end of period (000s omitted)	$4,871	$5,201	$12,670	$2,396	$1,133

[1]	For the eleven months ended June 30, 2015. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 2015.

[2]	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[5]	Ratios include prime broker fees and dividend expense on securities sold short as follows:

Six months ended December 31, 2017 (unaudited)	0.69%
Year ended June 30, 2017	0.72%
Year ended June 30, 2016	0.83%
Year ended June 30, 2015[1]	0.64%
Year ended July 31, 2014[2]	0.58%

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Alternative Strategies Fund	Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30			Year ended July 31, 2014[2]
ADMINISTRATOR CLASS		2017	2016	2015[1]
Net asset value, beginning of period	$10.51	$10.04	$10.60	$10.08	$10.00
Net investment loss	(0.03)[3]	(0.10)[3]	(0.09)[3]	(0.05)[3]	(0.04)
Net realized and unrealized gains (losses) on investments	0.27	0.57	(0.28)	0.72	0.12

Total from investment operations	0.24	0.47	(0.37)	0.67	0.08
Distributions to shareholders from
Net realized gains	0.00	0.00	(0.19)	(0.15)	0.00
Net asset value, end of period	$10.75	$10.51	$10.04	$10.60	$10.08
Total return[4]	2.28%	4.68%	(3.55)%	6.58%	0.90%
Ratios to average net assets (annualized)
Gross expenses[5]	3.00%	3.61%	3.28%	3.25%	3.57%
Net expenses[5]	2.75%	2.64%	2.79%	2.78%	2.84%
Net investment loss[5]	(0.60)%	(0.96)%	(0.85)%	(0.51)%	(1.54)%
Supplemental data
Portfolio turnover rate	79%	237%	284%	237%	92%
Net assets, end of period (000s omitted)	$1,959	$2,228	$35,189	$6,326	$1,119

[1]	For the eleven months ended June 30, 2015. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 2015.

[2]	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

[5]	Ratios include prime broker fees and dividend expense on securities sold short as follows:

Six months ended December 31, 2017 (unaudited)	0.70%
Year ended June 30, 2017	0.66%
Year ended June 30, 2016	0.81%
Year ended June 30, 2015[1]	0.66%
Year ended July 31, 2014[2]	0.58%

The accompanying notes are an integral part of these financial statements.

Consolidated financial highlights	Wells Fargo Alternative Strategies Fund	35

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30			Year ended July 31, 2014[2]
INSTITUTIONAL CLASS		2017	2016	2015[1]
Net asset value, beginning of period	$10.49	$10.06	$10.61	$10.09	$10.00
Net investment loss	(0.02)	(0.07)[3]	(0.06)	(0.03)	(0.04)
Net realized and unrealized gains (losses) on investments	0.27	0.50	(0.30)	0.70	0.13

Total from investment operations	0.25	0.43	(0.36)	0.67	0.09
Distributions to shareholders from
Net realized gains	0.00	0.00	(0.19)	(0.15)	0.00
Net asset value, end of period	$10.74	$10.49	$10.06	$10.61	$10.09
Total return[4]	2.38%	4.17%	(3.45)%	6.68%	0.90%
Ratios to average net assets (annualized)
Gross expenses[5]	2.77%	2.93%	3.00%	2.95%	3.29%
Net expenses[5]	2.61%	2.64%	2.69%	2.69%	2.74%
Net investment loss[5]	(0.43)%	(0.71)%	(0.72)%	(0.36)%	(1.44)%
Supplemental data
Portfolio turnover rate	79%	237%	284%	237%	92%
Net assets, end of period (000s omitted)	$152,826	$137,714	$185,535	$126,459	$97,838

[1]	For the eleven months ended June 30, 2015. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 2015.

[2]	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

[5]	Ratios include prime broker fees and dividend expense on securities sold short as follows:

Six months ended December 31, 2017 (unaudited)	0.67%
Year ended June 30, 2017	0.73%
Year ended June 30, 2016	0.81%
Year ended June 30, 2015[1]	0.62%
Year ended July 31, 2014[2]	0.58%

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Alternative Strategies Fund	Notes to consolidated financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Alternative Strategies Fund Fund (the “Fund”) which is a diversified series of the Trust.

2. INVESTMENT IN SUBSIDIARY

The Fund invests various derivatives, including commodity-linked derivatives, through ASF Special Investments (Cayman), Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on June 6, 2016 under the laws of the Cayman Islands as an exempted company with limited liability. Through the Subsidiary, the Fund is exposed to the performance of the commodities markets. As of December 31, 2017, the Subsidiary invested $52,051 in interest rate swaps and had $242,699 in cash and segregated cash. The Fund is the sole shareholder of the Subsidiary. As of December 31, 2017, the Fund’s investment in the Subsidiary was valued at $294,750, representing 0.17% of the Fund’s net assets.

The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.

3. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities, options and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed options and swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2017, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the

Notes to consolidated financial statements (unaudited)	Wells Fargo Alternative Strategies Fund	37

Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Futures contracts

The Fund is subject to interest rate risk, equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

38	Wells Fargo Alternative Strategies Fund	Notes to consolidated financial statements (unaudited)

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Consolidated Statement of Assets and Liabilities as an asset or liability and in the Consolidated Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. Premiums paid are included in the Consolidated Statement of Assets and Liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Consolidated Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the

Notes to consolidated financial statements (unaudited)	Wells Fargo Alternative Strategies Fund	39

contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Total return swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts for hedging or speculative purposes. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain total return swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Interest rate swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into interest rate swap contracts for hedging purposes to manage the Fund’s exposure to interest rates. Interest rate swaps involve the exchange between the Fund and another party of their commitments to pay or receive interest based on a notional principal amount.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain interest rate swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined

40	Wells Fargo Alternative Strategies Fund	Notes to consolidated financial statements (unaudited)

to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2017, the aggregate cost of all investments for federal income tax purposes was $130,891,975 and the unrealized gains (losses) were as follows:

Gross unrealized gains	$15,911,746
Gross unrealized losses	(5,897,659)
Net unrealized gains	$10,014,087

As of June 30, 2017, the Fund had a qualified late-year ordinary loss of $470,661 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

4. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to consolidated financial statements (unaudited)	Wells Fargo Alternative Strategies Fund	41

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$12,377,430	$0	$0	$12,377,430
Consumer staples	4,739,583	0	0	4,739,583
Energy	3,984,441	0	0	3,984,441
Financials	9,214,561	88,697	0	9,303,258
Health care	6,850,211	0	0	6,850,211
Industrials	11,579,600	0	0	11,579,600
Information technology	7,529,496	0	0	7,529,496
Materials	7,578,999	0	0	7,578,999
Real estate	868,330	0	0	868,330
Telecommunication services	1,445,076	0	0	1,445,076
Utilities	663,211	0	0	663,211

Exchange-traded funds	37,031	0	0	37,031

Investment companies	12,820,319	0	0	12,820,319

Non-agency mortgage-backed securities	0	25,950,651	0	25,950,651

Participation notes
Financials	0	2,448,099	0	2,448,099
Materials	0	737,096	0	737,096

Preferred stocks
Consumer discretionary	259,629	0	0	259,629
Financials	90,497	0	0	90,497
Materials	0	0	42,682	42,682

Purchased put options	0	257,118	0	257,118

Short-term investments
Investment companies	44,599,315	0	0	44,599,315
U.S. Treasury securities	2,329,546	0	0	2,329,546
	126,967,275	29,481,661	42,682	156,491,618
Forward foreign currency contracts	0	22,301	0	22,301
Futures contracts	167,547	0	0	167,547
Interest rate swap contracts	0	67,867	0	67,867
Total return swap contracts	0	26,167	0	26,167
Total assets	$127,134,822	$29,597,996	$42,682	$156,775,500
Liabilities
Securities sold short

Common stocks
Consumer discretionary	$1,198,133	$0	$0	$1,198,133
Consumer staples	371,695	0	0	371,695
Energy	966,306	0	0	966,306
Industrials	1,327,528	0	0	1,327,528
Information technology	449,932	0	0	449,932

Exchange-traded funds	11,271,962	0	0	11,271,962
Forward foreign currency contracts	0	102,439	0	102,439
Futures contracts	171,039	0	0	171,039
Interest rate swap contracts	0	15,816	0	15,816
Written options	0	145,062	0	145,062
Total liabilities	$15,756,595	$263,317	$0	$16,019,912

42	Wells Fargo Alternative Strategies Fund	Notes to consolidated financial statements (unaudited)

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Swap contracts consists of unrealized gains (losses) and premiums paid or received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

5. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadvisers, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 1.75% and declining to 1.63% as the average daily net assets of the Fund increase. For the six months ended December 31, 2017, the management fee was equivalent to an annual rate of 1.75% of the Fund’s average daily net assets.

Funds Management has engaged The Rock Creek Group, LP, Chilton Investment Company, LLC, Ellington Global Asset Management, LLC, Mellon Capital Management Corporation, Passport Capital, LLC, Sirios Capital Management, L.P., and Wellington Management Company LLP to serve as sub-advisers to the Fund. Effective January 19, 2018, Passport Capital, LLC was no longer a subadviser to the Fund. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee.

The Rock Creek Group, LP, an indirect majority owned subsidiary of Wells Fargo and an affiliate of Funds Management, is entitled to receive a fee at an annual rate starting at 0.60% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended December 31, 2017, the subadvisory fees paid to the remaining unaffiliated subadvisers were equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 2.22% for Class A shares, 2.97% for Class C shares, 2.07% for Administrator Class shares, and 1.97% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prime broker fees and dividend expense on securities sold short are excluded from the expense caps.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

Notes to consolidated financial statements (unaudited)	Wells Fargo Alternative Strategies Fund	43

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2017, Funds Distributor received $1,804 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2017 were $104,147,044 and $102,806,059, respectively.

7. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2017, the Fund entered into futures contracts, forward foreign currency contracts, written options, purchased options, interest rate swap contracts and total return swap contracts for speculative purposes.

The Fund’s derivative transactions activity during the six months ended December 31, 2017 was as follows:

Call Options
Average number of contracts purchased	153
Average number of contracts written	70

Put Options
Average number of contracts purchased	272
Average number of contracts written	47

Futures contracts
Average notional balance on long futures	$36,018,939
Average notional balance on short futures	$57,079,050

Forward foreign currency contracts
Average contract amounts to buy	$1,213,402
Average contract amounts to sell	$10,300,041

Interest rate swaps
Average notional balance	$3,286,739

Total return swaps
Average notional balance	$1,387,751

The Fund’s total return swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.

44	Wells Fargo Alternative Strategies Fund	Notes to consolidated financial statements (unaudited)

A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined following tables.

The fair value of derivative instruments as of December 31, 2017 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Consolidated Statement of Assets and Liabilities location	Fair value		Consolidated Statement of Assets and Liabilities location	Fair value
Equity risk	Investments in unaffiliated securities, at value	257,118	*	Payable for written options	145,062
	Receivable for daily variation margin on open futures contracts	124,665	**	Payable for daily variation margin on open futures contracts	55,652	**
Foreign currency risk	Unrealized gains on forward foreign currency contracts	22,301		Unrealized losses on forward foreign currency contracts	102,439
	Receivable for daily variation margin on open futures contracts	0	**	Payable for daily variation margin on open futures contracts	101,117	**
Interest rate risk	Receivable for daily variation margin on open futures contracts	42,882	**	Payable for daily variation margin on open futures contracts	14,270	**
	Unrealized gains on Interest rate swaps transactions	115,449	***	Unrealized gains on Interest rate swaps transactions	63,398	***
	Unrealized gains on total return swap transactions	26,167		Unrealized losses on total return swap transactions	0
		$588,582			$481,938

*	Amount relates to purchased options.

**	Only the current day’s variation margin as of December 31, 2017 is reported separately on the Consolidated Statement of Assets and Liabilities.

***	Amount includes premiums paid/received on swap contracts.

The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended December 31, 2017 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives
	Unaffiliated securities*	Futures contracts	Forward foreign currency contracts	Written options	Interest rate swaps	Total return swaps	Total
Interest rate risk	$0	$(121,980)	$0	$0	$2,488	$233,847	$114,355
Equity risk	(472,240)	(757,014)	0	190,546	0	0	(1,038,708)
Foreign currency risk	0	(279,577)	(238,919)	0	0	0	(518,496)
	$(472,240)	$(1,158,571)	$(238,919)	$190,546	$2,488	$233,847	$(1,442,849)

	Change in unrealized gains (losses) on derivatives
	Unaffiliated securities*	Futures contracts	Forward foreign currency contracts	Written options	Interest rate swaps	Total return swaps	Total
Interest rate risk	$0	$122,945	$0	$0	$42,262	$(43,807)	$121,400
Equity risk	123,375	(47,345)	0	(79,531)	0	0	(3,501)
Foreign currency risk	0	(202,208)	6,951	0	0	0	(195,257)
	$123,375	$(126,608)	$6,951	$(79,531)	$42,262	$(43,807)	$(77,358)

*	Amount relates to purchased options

Notes to consolidated financial statements (unaudited)	Wells Fargo Alternative Strategies Fund	45

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Consolidated Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Credit Suisse	$5,942	$0	$0	$5,942
Morgan Stanley	263,231	(263,231)	0	0

Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
JPMorgan	$7,403	$0	$0	$7,403
Morgan Stanley	358,593	(263,231)	(95,362)	0
UBS AG	63,440	0	0	63,440

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty by derivative type.

8. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended December 31, 2017, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

46	Wells Fargo Alternative Strategies Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available at each fiscal quarter end on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. As of each month end other than a month end that coincides with a fiscal quarter end, the Fund makes publicly available on the Fund’s website, on a one-month delayed basis (i) all portfolio holdings held long other than any put options on equity securities; (ii) portfolio holdings held short other than short positions in equity securities of single issuers; and (iii) the aggregate dollar value of equity securities of single issuers held short, and any put options on equity securities held long. In addition, top ten holdings information (excluding derivative positions and short positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Alternative Strategies Fund	47

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

48	Wells Fargo Alternative Strategies Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Alternative Strategies Fund	49

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

50	Wells Fargo Alternative Strategies Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

308057 02-18 SA267/SAR267 12-17

Semi-Annual Report

December 31, 2017

Wells Fargo

California Limited-Term Tax-Free Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo California Limited-Term Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo California Limited-Term Tax-Free Fund for the six-month period that ended December 31, 2017. In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks delivered similar results, with returns of 11.42% and 11.48%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.24% and the Bloomberg Barclays Municipal Bond Index4 returned 1.82%.

As global growth improved in the third quarter of 2017, investment markets generally advanced.

Most stock markets worldwide moved higher during the quarter and ended the period at or near all-time highs. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. While North Korea’s recent missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on the quarter’s stock returns. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, the U.S. Federal Reserve (Fed) maintained the target range for the federal funds rate at 1.00% to 1.25%, noting that inflation had remained below the Fed’s 2.00% objective. However, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October. Outside the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Positive economic and market news continued through the fourth quarter.

During the fourth quarter of 2017, stock markets followed a steady, upward trajectory with no meaningful pullbacks, similar to their paths during the previous three quarters of the year. The extended rally was driven largely by reports of strong earnings and revenue surprises from many companies. Synchronous economic expansion worldwide with mild inflation provided a favorable environment for markets to rise with minimal volatility. Data released during the quarter reflected a

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	3

healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate, just ahead of the second quarter’s 3.1% pace. Hiring remained solid during the quarter; the hiring pace pushed the unemployment rate down to a 17-year low of 4.1% in October, and it remained at 4.1% for both November and December. Fed officials began unwinding the Fed’s $4.5 trillion portfolio of bonds and other assets in October as planned, and in December they raised the target for the federal funds rate to a range of 1.25% to 1.50%. As a result, long-term interest rates in the U.S. continued trending upward, although the 10-year rate remained below 2.5%. Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 45 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, and accelerated trade growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo California Limited-Term Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Adrian Van Poppel

Average annual total returns (%) as of December 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SFCIX)	11-18-1992	0.02	1.18	2.40	2.08	1.59	2.61	0.83	0.80
Class C (SFCCX)	8-30-2002	0.41	0.85	1.84	1.41	0.85	1.84	1.58	1.55
Administrator Class (SCTIX)	9-6-1996	–	–	–	2.39	1.81	2.83	0.77	0.60
Institutional Class (SFCNX)	10-31-2014	–	–	–	2.39	1.86	2.85	0.50	0.50
Bloomberg Barclays Municipal Bond 1-5 Year Blend Index[4]	–	–	–	–	1.90	1.23	2.56	–	–
Bloomberg Barclays California Municipal Bond 1-5 Year Blend Index[5]	–	–	–	–	1.66	1.24	2.58	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to California municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	5

Effective maturity distribution as of December 31, 2017[6]

Credit quality as of December 31, 2017[7]

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class share expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Bloomberg Barclays Municipal Bond 1–5 Year Blend Index is the 1–5 Year Blend component of the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays California Municipal Bond 1-5 Year Blend Index is the 1-5 Year Blend Component of the Bloomberg Barclays California Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo California Limited-Term Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2017	Ending account value 12-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,001.87	$4.04	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class C
Actual	$1,000.00	$998.09	$7.81	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Administrator Class
Actual	$1,000.00	$1,002.78	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,003.28	$2.52	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.13%

California: 94.40%
Adelanto CA School District CAB Series B (GO Revenue, National Insured) ¤	0.00%	9-1-2018	$625,000	$616,560
Alameda County CA Corridor Transportation Authority Prerefunded CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	2,780,000	2,704,718
Alameda County CA Corridor Transportation Authority Unrefunded CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	220,000	210,995
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	4.00	12-1-2019	1,000,000	1,047,110
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,129,200
Albany CA Limited Obligation Improvement Bond Act of 1915 (Miscellaneous Revenue, Ambac Insured)	4.75	9-2-2019	890,000	895,322
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured)	6.50	8-1-2018	475,000	488,690
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured)	6.50	8-1-2020	1,605,000	1,802,367
Anaheim CA PFA CAB Subordinate Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	3,245,000	3,211,836
Anaheim CA RDA Merged Project Area Series A (Tax Revenue, AGM Insured)	4.50	2-1-2018	875,000	877,126
Association of Bay Area Governments California Finance Authority for Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2019	730,000	767,172
Association of Bay Area Governments California Finance Authority for Nonprofit Corporations O’Connor Woods (Health Revenue)	4.00	1-1-2019	955,000	979,629
Association of Bay Area Governments California Finance Authority for Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-2019	500,000	526,295
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2019	420,000	442,630
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2021	550,000	612,733
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2023	725,000	845,495
Bay Area CA Toll Authority San Francisco Bay Area Toll (Transportation Revenue)	2.13	4-1-2053	14,500,000	14,522,475
Brentwood CA Infrastructure Financing Authority Subordinate Series B (Miscellaneous Revenue)	3.00	9-2-2018	1,030,000	1,038,580
Brentwood CA Infrastructure Financing Authority Subordinate Series B (Miscellaneous Revenue)	4.00	9-2-2021	1,135,000	1,189,752
California (SIFMA Municipal Swap +0.38%) (GO Revenue) ±	2.09	12-1-2027	5,000,000	4,996,450
California (GO Revenue)	5.00	10-1-2021	6,795,000	7,607,614
California (Miscellaneous Revenue)	5.00	9-1-2022	2,240,000	2,561,194
California (GO Revenue)	5.00	11-1-2022	2,500,000	2,869,525
California (GO Revenue)	5.00	9-1-2023	10,730,000	12,557,319
California (GO Revenue)	5.00	10-1-2023	8,400,000	9,850,512
California (GO Revenue)	5.25	10-1-2022	2,750,000	3,182,218
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	4.00	6-1-2018	390,000	393,912
California Department of Veterans Affairs Home Purchase Series A (Housing Revenue)	3.50	12-1-2021	855,000	906,779
California Economic Recovery Refunding Bond Series A (Tax Revenue)	5.00	7-1-2018	3,800,000	3,868,895
California Educational Facilities Authority Revenue Loma Linda University Series A (Education Revenue)	5.00	4-1-2024	550,000	643,572

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Educational Facilities Authority Revenue Loma Linda University Series A (Education Revenue)	5.00%	4-1-2026	$325,000	$391,628
California HFA Home Mortgage Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	3.75	8-1-2020	450,000	458,411
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.00	3-1-2019	700,000	726,677
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	4,000,000	4,413,000
California HFFA Chinese Hospital Associates (Health Revenue)	5.00	6-1-2019	200,000	209,304
California HFFA El Camino Hospital (Health Revenue)	5.00	2-1-2025	1,000,000	1,197,790
California HFFA Fellowship Homes Incorporated (Health Revenue)	5.00	9-1-2019	770,000	797,181
California HFFA Kaiser Permanente Series C (Health Revenue)	5.00	8-1-2031	2,000,000	2,301,620
California HFFA Kasier Permanente Subordinate Series A1 (Health Revenue)	5.00	11-1-2027	2,500,000	3,150,825
California HFFA Memorial Health Services Series A (Health Revenue)	5.00	10-1-2023	2,475,000	2,829,098
California HFFA Refunding Bond Lucile Packard Stanford Hospital Series A (Health Revenue)	5.00	8-15-2027	450,000	554,661
California HFFA Refunding Bond Stanford Health Care Series A (Health Revenue)	5.00	11-15-2028	2,500,000	3,095,225
California HFFA Various Providence St Joseph (Health Revenue)	1.25	10-1-2036	2,000,000	1,972,780
California HFFA Various Providence St Joseph Series B-3 (Health Revenue)	2.00	10-1-2036	14,000,000	13,860,560
California Infrastructure & Economic Development Bank Goodwill Industries of Sacramento Valley & Northern Nevada Project Series A (Industrial Development Revenue) 144A	4.13	1-1-2027	1,255,000	1,227,767
California Infrastructure & Refunding Bond Pacific Gas & Electric Company Series (Utilities Revenue)	1.75	11-1-2026	1,000,000	987,820
California Municipal Finance Authority California Baptist University Series A (Education Revenue) 144A	4.00	11-1-2021	850,000	872,517
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Education Revenue)	6.00	8-1-2023	805,000	860,255
California Municipal Finance Authority Community Medical Centers Series A (Health Revenue)	5.00	2-1-2023	735,000	836,386
California Municipal Finance Authority Community Medical Centers Series A (Health Revenue)	5.00	2-1-2024	500,000	580,155
California Municipal Finance Authority Insured Revenue Refunding Bond Institute Aging Project (Health Revenue)	5.00	8-15-2024	535,000	636,554
California Municipal Finance Authority Insured Revenue Refunding Bond Institute Aging Project (Health Revenue)	5.00	8-15-2025	250,000	302,540
California Municipal Finance Authority Insured Revenue Refunding Bond Institute Aging Project (Health Revenue)	5.00	8-15-2026	330,000	405,356
California Municipal Finance Authority Insured Revenue Refunding Bond Institute Aging Project (Health Revenue)	5.00	8-15-2027	460,000	570,630
California Municipal Finance Authority Mobile Refunding Bond Windsor Mobile Country (Housing Revenue)	5.00	11-15-2024	470,000	554,121
California Municipal Finance Authority Mobile Refunding Bond Windsor Mobile Country (Housing Revenue)	5.00	11-15-2025	490,000	583,384
California Municipal Finance Authority Mobile Refunding Bond Windsor Mobile Country (Housing Revenue)	5.00	11-15-2026	315,000	375,083
California Municipal Finance Authority Mobile Senior Caritas Affordable Housing Incorporated Projects Series A (Housing Revenue)	5.00	8-15-2019	515,000	543,165
California Municipal Finance Authority Mobile Senior Caritas Projects Series A (Housing Revenue)	5.00	8-15-2023	500,000	569,605
California Municipal Finance Authority Mobile Senior Caritas Projects Series A (Housing Revenue)	5.00	8-15-2025	500,000	583,925
California Municipal Finance Authority Mobile Senior Caritas Projects Series A (Housing Revenue)	5.00	8-15-2027	785,000	934,072

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Municipal Finance Authority Palmdale Aerospace Academy Project (Education Revenue) 144A	4.00%	7-1-2026	$2,000,000	$2,018,660
California Municipal Finance Authority Peppertree Senior Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,635,775
California Municipal Finance Authority Revenue Community Medical Centers Series A (Health Revenue)	5.00	2-1-2025	1,000,000	1,179,700
California Municipal Finance Authority Revenue Emerson College Series B (Education Revenue)	5.00	1-1-2026	475,000	566,637
California Municipal Finance Authority Revenue Insured Channing House Project Series A (Health Revenue)	5.00	5-15-2022	475,000	539,187
California Municipal Finance Authority Revenue Insured Channing House Project Series A (Health Revenue)	5.00	5-15-2023	925,000	1,074,212
California Municipal Finance Authority Revenue Refunding Bond Biola University (Education Revenue)	5.00	10-1-2026	715,000	857,078
California Municipal Finance Authority Revenue Refunding Bond Biola University (Education Revenue)	5.00	10-1-2027	790,000	962,125
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A (Health Revenue)	5.00	7-1-2027	500,000	606,005
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A (Health Revenue)	5.00	7-1-2029	400,000	476,600
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series B (Health Revenue)	5.00	7-1-2026	450,000	540,576
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series B (Health Revenue)	5.00	7-1-2027	600,000	727,206
California Municipal Finance Authority Revenue Retirement Housing Foundation Series A (Health Revenue)	5.00	11-15-2024	300,000	358,746
California Municipal Finance Authority Revenue Retirement Housing Foundation Series A (Health Revenue)	5.00	11-15-2025	400,000	482,092
California Municipal Finance Authority Revenue Retirement Housing Foundation Series A (Health Revenue)	5.00	11-15-2026	950,000	1,152,103
California Municipal Finance Authority Revenue Retirement Housing Foundation Series A (Health Revenue)	5.00	11-15-2028	705,000	863,505
California Municipal Finance Authority Revenue Retirement Housing Foundation Series A (Health Revenue)	5.00	11-15-2029	390,000	479,653
California Municipal Finance Authority Revenue University Louisiana Verne Series A (Education Revenue)	5.00	6-1-2027	2,565,000	3,147,999
California Municipal Finance Authority Village Grove Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,050,100
California Municipal Financing Authority BAN Open Door Community Health Centers (Health Revenue)	2.80	9-15-2018	3,000,000	3,002,820
California PCFA AMT Calplant I Project (Industrial Development Revenue) 144A	7.00	7-1-2022	500,000	531,075
California PCFA AMT Calplant I Project (Industrial Development Revenue) 144A	7.50	7-1-2032	1,500,000	1,613,565
California PFA NCCD-Claremont Properties LLC University Housing Project Series A (Housing Revenue) 144A	5.00	7-1-2027	1,825,000	2,084,114
California PFA Revenue Various Sharp Healthcare Series C (Health Revenue, Barclays Bank plc LOC) ø	1.71	8-1-2052	9,535,000	9,535,000
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.97	8-1-2027	15,500,000	15,500,000
California PFOTER Series DCL-010 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.97	8-1-2027	27,665,000	27,665,000
California Public Works Board Capital Project Series G (Miscellaneous Revenue)	5.00	11-1-2020	3,000,000	3,270,390
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	4.00	6-1-2018	1,625,000	1,642,778

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	5.00%	10-1-2022	$1,500,000	$1,714,365
California Public Works Board Judicial Council Projects Series B (Miscellaneous Revenue)	5.00	10-1-2022	500,000	571,455
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.00	12-1-2019	1,000,000	1,064,310
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.00	11-1-2020	1,250,000	1,362,663
California Refunding Bond Various Purpose Bidding Group C (GO Revenue)	5.00	9-1-2027	8,500,000	10,533,710
California School Finance Authority Bright Star School Obligation Group (Education Revenue) 144A	5.00	6-1-2027	1,860,000	2,036,700
California School Finance Authority Coastal Academy Project Series A (Education Revenue)	5.00	10-1-2022	300,000	328,002
California School Finance Authority Refunding Bond Aspire Public School (Education Revenue) 144A	5.00	8-1-2022	1,545,000	1,728,793
California School Finance Authority Refunding Bond Aspire Public School (Education Revenue) 144A	5.00	8-1-2023	800,000	907,064
California School Finance Authority Refunding Bond Aspire Public School (Education Revenue) 144A	5.00	8-1-2024	350,000	399,564
California School Finance Authority Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2021	400,000	420,568
California School Finance Authority Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2026	500,000	540,435
California School Infrastructure Financing Agency Refunding Bond (Tax Revenue, AGM Insured)	5.00	9-1-2021	1,300,000	1,452,113
California Statewide CDA Adventist Health Systems West Series A (Health Revenue)	5.00	3-1-2024	800,000	939,184
California Statewide CDA California Baptist University Series A (Education Revenue)	5.13	11-1-2023	715,000	782,918
California Statewide CDA California Baptist University Series B (Education Revenue)	3.50	11-1-2018	270,000	272,857
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) (m)	0.99	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2021	500,000	551,470
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2022	395,000	445,323
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2023	500,000	574,590
California Statewide CDA Redwoods Project (Health Revenue)	3.00	11-15-2018	400,000	405,560
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2019	250,000	266,043
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2020	210,000	229,925
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2021	200,000	224,834
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2022	200,000	230,294
California Statewide CDA School Facilities (Education Revenue)	5.88	7-1-2022	1,485,000	1,660,690
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series B (Health Revenue)	3.00	8-1-2021	240,000	240,240
California Statewide CDA St. Joseph Hospital (Health Revenue, AGM Insured)	4.50	7-1-2018	205,000	208,212
California Statewide Communities Front Porch Communities & Services (Health Revenue)	5.00	4-1-2024	300,000	349,893
California Statewide Communities Front Porch Communities & Services (Health Revenue)	5.00	4-1-2025	300,000	355,737
California Statewide Communities Front Porch Communities & Services (Health Revenue)	5.00	4-1-2026	100,000	119,919

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Statewide Community Facilities District #2015 01 (Tax Revenue)	5.00%	9-1-2027	$500,000	$569,470
California Statewide Community Monterey County Savers Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2027	2,185,000	2,670,398
California Statewide Community Refunding Bond California Baptist University Series A (Education Revenue) 144A	3.00	11-1-2022	2,000,000	2,003,900
California Statewide Community University California Irvine East Campus (Education Revenue)	5.00	5-15-2026	1,500,000	1,823,115
California Statewide Community University California Irvine East Campus (Education Revenue)	5.00	5-15-2028	1,600,000	1,948,560
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	5.00	4-1-2018	400,000	402,984
California Statewide Refunding Bond Various Purpose (GO Revenue)	5.00	8-1-2025	3,500,000	4,256,805
California Statewide Series B (1 Month LIBOR +0.76%) (GO Revenue) ±	1.71	12-1-2031	2,500,000	2,528,850
California Statewide Series E (1 Month LIBOR +0.83%) (GO Revenue) ±	1.79	12-1-2029	5,000,000	5,011,950
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2018	300,000	302,997
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2019	540,000	549,050
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2020	775,000	844,804
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2021	855,000	957,249
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2022	600,000	688,098
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2020	2,295,000	2,474,331
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2021	2,425,000	2,684,693
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2022	2,550,000	2,878,262
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2023	1,735,000	1,997,523
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (Tax Revenue, AGM Insured)	5.00	8-1-2024	1,770,000	2,096,937
Central California Unified School District Refunding Bond (GO Revenue, AGM Insured)	4.00	7-1-2020	500,000	529,860
Central California Unified School District Refunding Bond (GO Revenue, AGM Insured)	5.00	7-1-2021	400,000	446,040
Central California Unified School District Refunding Bond (GO Revenue, AGM Insured)	5.00	7-1-2022	750,000	858,405
Centralia CA School District (GO Revenue, AGM Insured)	4.00	8-1-2018	375,000	380,434
Chino CA PFA Local Agency Series A (Tax Revenue, AGM Insured)	5.00	9-1-2022	1,830,000	2,079,246
Chino CA PFA Local Agency Series A (Tax Revenue, AGM Insured)	5.00	9-1-2024	660,000	779,731
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project (Miscellaneous Revenue)	5.00	10-1-2021	720,000	808,330
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2020	2,455,000	2,602,546
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2021	2,230,000	2,409,693
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2022	1,000,000	1,099,480
Colton CA PFA Series A (Utilities Revenue)	4.00	4-1-2019	415,000	427,529
Commerce CA Community Development Commission Refunding Bond Series A (Tax Revenue, AGM Insured)	5.00	8-1-2026	1,710,000	2,097,383
Commerce CA RDA CAB Project #1 (Tax Revenue) ¤	0.00	8-1-2021	1,300,000	1,103,635
Compton CA PFA Lease (Miscellaneous Revenue) 144A	4.00	9-1-2022	2,000,000	2,056,420
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.00	9-1-2027	2,000,000	2,031,640
Cotati Rohnert Park CA Unified School District Series B (GO Revenue, AGM Insured)	5.00	8-1-2020	2,275,000	2,470,741
Culver City CA RDA CAB Tax Allocation Series A (Tax Revenue) ¤	0.00	11-1-2019	2,575,000	2,441,229
Cypress CA Elementary School District (Miscellaneous Revenue)	2.25	5-1-2018	455,000	456,192

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Desert Sands CA Unified School District Certificate of Participation (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00%	3-1-2024	$1,500,000	$1,766,250
Dinuba CA RDA Successor Agency to Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	9-1-2019	210,000	217,980
Dinuba CA RDA Successor Agency to Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	250,000	278,780
Dinuba CA RDA Successor Agency to Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	285,368
Dixon CA Unified School District (GO Revenue, AGM Insured)	5.00	8-1-2021	1,210,000	1,349,356
Dixon CA Unified School District (GO Revenue, AGM Insured)	5.00	8-1-2022	1,285,000	1,468,549
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2018	485,000	489,147
El Dorado CA Community Facilities District #19-1 (Tax Revenue)	4.00	9-1-2018	1,000,000	1,016,240
El Monte CA Union High School Refunding Bond (GO Revenue)	5.00	6-1-2021	1,315,000	1,461,438
Fairfield CA RDA Successor Agency to Tax Allocation Refunding Bond (Tax Revenue)	5.00	8-1-2020	1,000,000	1,084,980
Fairfield CA RDA Successor Agency to Tax Allocation Refunding Bond (Tax Revenue)	5.00	8-1-2021	3,170,000	3,535,089
Fairfield CA RDA Successor Agency to Tax Allocation Refunding Bond (Tax Revenue)	5.00	8-1-2022	2,395,000	2,739,353
Fairfield CA RDA Successor Agency to Tax Allocation Refunding Bond (Tax Revenue)	5.00	8-1-2023	1,025,000	1,200,091
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2019	1,000,000	1,053,630
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2020	1,000,000	1,087,390
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2021	1,250,000	1,393,900
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2022	1,250,000	1,428,038
Fowler CA Unified School District School Facilities Improvement District #1 (GO Revenue, National Insured)	5.20	7-1-2020	865,000	892,697
Fremont CA Community Facilities District (Tax Revenue)	5.00	9-1-2024	1,000,000	1,157,810
Fresno County CA Financing Authority Lease Series A (Miscellaneous Revenue, AGM Insured)	3.00	8-1-2019	970,000	993,057
Fresno County CA Joint Powers Financing Authority Refunding Bond Master Lease Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	4-1-2025	750,000	895,995
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2018	610,000	619,699
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2019	665,000	689,824
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	4.00	9-1-2018	400,000	406,600
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	770,000	832,509
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	3,015,000	3,448,828
Golden CA Tobacco Securitization Asset Series A1 (Tobacco Revenue)	5.00	6-1-2026	2,500,000	2,930,000
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2019	125,000	132,771
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2020	140,000	153,108
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2018	725,000	729,669
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2019	750,000	764,588
Hayward CA Unified School District Certificate of Participation (GO Revenue, AGM Insured)	5.00	8-1-2022	500,000	575,460
Hayward CA Unified School District Certificate of Participation (GO Revenue, AGM Insured)	5.00	8-1-2023	805,000	949,071

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Huntington Beach CA City School District Election of 2002 (GO Revenue)	4.00%	8-1-2021	$505,000	$547,526
Imperial Beach CA RDA Palm Avenue Commercial Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2020	775,000	818,431
Inglewood CA Redevelopment Refunding Bond Subordinate Lien Merged Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2025	1,000,000	1,198,990
Irvine CA Limited Obligation Improvement Bonds Reassessment District #12-1 (Miscellaneous Revenue)	4.00	9-2-2018	1,325,000	1,347,578
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2023	800,000	918,648
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2024	850,000	988,737
Irvine CA Unified School District Special Community Facilities District #09-1 Series A (Tax Revenue)	5.00	9-1-2024	1,500,000	1,754,820
Irvine CA Unified School District Special Community Facilities District #09-1 Series A (Tax Revenue)	5.00	9-1-2026	1,300,000	1,550,497
Irvine CA Unified School District Special Community Facilities District #09-1 Series A (Tax Revenue)	5.00	9-1-2028	540,000	637,427
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2020	320,000	346,822
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2021	340,000	378,937
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2022	365,000	417,166
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2023	375,000	439,223
Jurupa CA PFA Series A (Tax Revenue)	5.00	9-1-2020	550,000	597,163
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2019	950,000	1,001,034
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2020	1,045,000	1,135,466
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2021	805,000	899,499
La Quinta CA RDA Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2019	1,150,000	1,215,573
La Quinta CA RDA Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2020	1,045,000	1,139,186
La Quinta CA RDA Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2021	565,000	633,032
La Quinta CA RDA Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2022	615,000	706,457
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (Tax Revenue, AGM Insured)	5.00	8-1-2024	870,000	1,037,788
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (Tax Revenue, AGM Insured)	5.00	8-1-2029	400,000	485,716
Los Angeles CA Convention & Exhibit Center Authority Series A (Miscellaneous Revenue)	5.00	8-15-2020	2,000,000	2,045,020
Los Angeles CA Department of Airports AMT Subordinate Series A (Airport Revenue)	5.00	5-15-2027	375,000	454,939
Los Angeles CA Public Works Series D (Miscellaneous Revenue)	5.00	12-1-2027	1,605,000	1,954,360
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B (Miscellaneous Revenue)	5.00	10-1-2025	1,875,000	2,148,469
Los Angeles CA Unified School District Refunding Bond Series D (GO Revenue)	5.00	7-1-2023	6,180,000	7,263,230
Los Angeles California Department of Water & Power Revenue Various Power System Subordinate Series A3 (Utilities Revenue, Bank of America NA SPA) ø	1.75	7-1-2035	3,000,000	3,000,000
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	9-1-2019	325,000	326,680
Los Angeles County CA Public Works Multiple Capital Projects II (Miscellaneous Revenue)	5.00	8-1-2020	500,000	543,815
Los Angeles County CA Redevelopment Refunding Bond Authority Hollywood Redevelopment Project (Tax Revenue)	5.00	7-1-2019	1,780,000	1,872,809
Los Angeles County CA Redevelopment Refunding Bond Authority Series D (Tax Revenue)	5.00	9-1-2018	2,570,000	2,629,598

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Los Angeles County CA Redevelopment Refunding Bond Authority Series D (Tax Revenue)	5.00%	9-1-2019	$2,545,000	$2,685,357
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.25	6-1-2018	1,115,000	1,123,229
Menifee CA Union School District Public Series A (Tax Revenue)	4.00	9-1-2022	540,000	582,077
Merced CA Union High School CAB Series A (GO Revenue, National Insured) ¤	0.00	8-1-2019	2,190,000	2,130,279
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.00	9-1-2018	595,000	604,223
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.50	9-1-2019	605,000	629,073
Modesto CA Irrigation District Electric Refunding Bond Series A (Utilities Revenue)	5.00	7-1-2020	500,000	541,025
Monrovia CA RDA Subordinate Central Project #1 (Tax Revenue)	4.00	8-1-2018	785,000	794,828
Monrovia CA RDA Subordinate Central Project #1 (Tax Revenue)	4.00	8-1-2019	815,000	837,486
Mount Sanitary Antonio CA Community CAB College District (GO Revenue) ¤	0.00	4-1-2022	10,000,000	9,197,700
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2018	1,025,000	1,035,476
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2019	1,000,000	1,022,510
North City CA West School Facilities Financing Authority Series C (Tax Revenue, Ambac Insured)	5.00	9-1-2018	1,125,000	1,150,931
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	280,000	289,934
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	350,000	369,614
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	610,000	616,698
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	625,000	647,175
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	650,000	686,426
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Authority (GO Revenue)	4.00	7-1-2020	500,000	526,000
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Authority (GO Revenue)	5.00	7-1-2021	950,000	1,048,838
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Authority (GO Revenue)	5.00	7-1-2022	750,000	847,778
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Authority (GO Revenue)	5.00	7-1-2023	755,000	873,460
Oakland CA Successor Agency to Central District Redevelopment Project Refunding Bond Subordinate Lien (Tax Revenue)	4.00	9-1-2018	3,215,000	3,269,334
Oakland CA Unified School District Alameda County Election of 2012 Series A (GO Revenue)	5.00	8-1-2022	750,000	860,333
Oakland CA Unified School District Alameda County Election of 2012 Series A (GO Revenue)	5.00	8-1-2024	600,000	719,418
Orange County CA Community Facilities #2015-1 Esencia Village Series A (Tax Revenue)	5.00	8-15-2023	375,000	428,693
Orange County CA Community Facilities #2015-1 Esencia Village Series A (Tax Revenue)	5.00	8-15-2025	335,000	391,987
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2018	200,000	204,426
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2019	1,085,000	1,137,384
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	3-1-2020	1,110,000	1,178,654
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2020	1,140,000	1,223,015
Orange Cove CA Irrigation District (Water & Sewer Revenue)	3.15	2-1-2019	330,000	330,446
Oxnard CA Financing Authority Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2021	735,000	816,335

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	15

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Oxnard CA Harbor District Series A (Airport Revenue)	5.00%	8-1-2018	$2,275,000	$2,318,748
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	3.00	9-2-2018	415,000	418,735
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	4.00	9-2-2021	450,000	482,954
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	661,538	665,163
Palomar Health CA Certificate of Participation Health & Arch Health Partners Incorporated (Health Revenue)	5.00	11-1-2018	335,000	343,060
Palomar Health CA Certificate of Participation Health & Arch Health Partners Incorporated (Health Revenue)	5.00	11-1-2019	400,000	419,576
Palomar Health CA Certificate of Participation Health & Arch Health Partners Incorporated (Health Revenue)	5.00	11-1-2020	250,000	268,158
Palomar Health CA Certificate of Participation Health & Arch Health Partners Incorporated (Health Revenue)	5.00	11-1-2021	275,000	300,781
Palomar Health CA Certificate of Participation Health & Arch Health Partners Incorporated (Health Revenue)	5.00	11-1-2022	375,000	417,375
Palomar Health CA Certificate of Participation Health & Arch Health Partners Incorporated (Health Revenue)	5.00	11-1-2023	300,000	338,865
Palomar Health CA Certificate of Participation Health & Arch Health Partners Incorporated (Health Revenue)	5.00	11-1-2024	300,000	342,549
Palomar Health CA Certificate of Participation Health & Arch Health Partners Incorporated (Health Revenue)	5.00	11-1-2025	330,000	380,454
Pittsburg CA Successor Agency to Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2021	1,885,000	2,099,325
Pittsburg CA Successor Agency to Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	9-1-2021	2,000,000	2,227,980
Pittsburg CA Successor Agency to Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2022	1,305,000	1,488,927
Pittsburg CA Successor Agency to Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2023	780,000	909,636
Pittsburg CA Successor Agency to Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	9-1-2025	3,500,000	4,198,285
Placentia CA RDA Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	580,000	602,800
Placentia CA RDA Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	600,000	650,040
Pomona CA PFA Unrefunded Bond Balance Redevelopment Series AH (Tax Revenue, Ambac Insured)	5.25	2-1-2018	725,000	726,958
Port Oakland CA Revenue Refunding Bond AMT Intermediate Lien Series D (Airport Revenue)	5.00	11-1-2026	2,000,000	2,439,860
Poway CA Unified School District PFA (Tax Revenue)	3.00	9-15-2018	755,000	760,995
Poway CA Unified School District PFA (Tax Revenue)	4.00	9-15-2020	335,000	350,983
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	300,000	318,501
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	185,000	199,880
Poway CA Unified School District PFA Series B (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2024	1,115,000	1,320,316
Poway CA Unified School District PFA Series B (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2025	775,000	929,620
Poway CA Unified School District Special Community Facilities District #6-4S Ranch (Tax Revenue)	4.00	9-1-2018	445,000	452,374

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO Revenue) ¤	0.00%	8-1-2018	$345,000	$342,230
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO Revenue) ¤	0.00	8-1-2020	460,000	438,785
Riverside CA Community College District Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2020	535,000	510,979
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (Tax Revenue, AGM Insured)	5.00	6-1-2023	845,000	984,755
Riverside CA Unified School District Financing Authority Superior Lien Series A (Miscellaneous Revenue)	4.00	9-1-2018	1,735,000	1,761,893
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2019	1,000,000	974,620
Riverside County CA PFA Indian Wells Project Series A (Tax Revenue, AGM Insured)	5.00	9-1-2020	1,610,000	1,748,508
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2018	810,000	816,901
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2020	795,000	836,920
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	5.00	5-1-2019	840,000	878,380
Riverside County CA Public Financing Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2024	400,000	475,348
Robla CA School District Series B (GO Revenue, National Insured) ¤	0.00	8-1-2018	80,000	78,286
Romoland CA School District Community Facilities District #2004-1 (Tax Revenue)	4.00	9-1-2019	850,000	879,172
Roseville CA Finance Authority Special Refunding Bond Series A (Tax Revenue)	5.00	9-1-2023	400,000	458,380
Roseville CA Finance Authority Special Refunding Bond Series A (Tax Revenue)	5.00	9-1-2024	400,000	464,992
Roseville CA Finance Authority Special Refunding Bond Series A (Tax Revenue)	5.00	9-1-2025	400,000	471,760
Roseville CA Finance Authority Special Refunding Bond Series A (Tax Revenue)	5.00	9-1-2026	500,000	596,785
Roseville CA Finance Authority Special Refunding Bond Series A (Tax Revenue)	5.00	9-1-2027	350,000	422,342
Roseville CA Finance Authority Special Refunding Bond Series A (Tax Revenue)	5.00	9-1-2028	305,000	366,881
Roseville CA Finance Authority Special Refunding Bond Series A (Tax Revenue)	5.00	9-1-2029	300,000	356,076
Roseville CA Special Tax Refunding Bond Community Facilities District (Tax Revenue)	4.00	9-1-2019	875,000	905,616
Roseville CA Special Tax Refunding Bond Community Facilities District (Tax Revenue)	5.00	9-1-2020	1,050,000	1,133,769
Roseville CA Special Tax Refunding Bond Community Facilities District (Tax Revenue)	5.00	9-1-2021	500,000	552,130
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community (Tax Revenue)	5.00	9-1-2024	1,905,000	2,196,770
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community (Tax Revenue)	5.00	9-1-2029	1,595,000	1,865,145
Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2022	800,000	918,584
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	1,050,000	1,092,746
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	1,185,000	1,269,431
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2021	830,000	914,204
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2022	775,000	875,308
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2023	815,000	943,403
Sacramento CA Regional Transportation District Farebox (Transportation Revenue)	5.00	3-1-2019	500,000	520,470
Salinas CA Union High School District CAB (GO Revenue) ¤	0.00	8-1-2020	5,000,000	4,767,600
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	1,000,000	1,059,800
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	2,000,000	2,125,540

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	17

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50%	12-1-2021	$2,585,000	$2,952,354
San Diego CA Association Goverments First Senior Lien Series A (Transportation Revenue)	5.00	7-1-2026	750,000	922,335
San Diego CA Association Goverments First Senior Lien Series A (Transportation Revenue)	5.00	7-1-2027	1,150,000	1,432,360
San Diego CA Association Goverments First Senior Lien Series A (Transportation Revenue)	5.00	7-1-2028	600,000	742,662
San Diego CA RDA CAB Tax Allocation Center Series A (Tax Revenue, AGM Insured) ¤	0.00	9-1-2018	635,000	628,383
San Diego County CA Regional Airport AMT Subordinate Series B (Airport Revenue)	5.00	7-1-2025	500,000	597,005
San Diego County CA Regional Airport AMT Subordinate Series B (Airport Revenue)	5.00	7-1-2026	400,000	484,620
San Diego County CA Regional Airport AMT Subordinate Series B (Airport Revenue)	5.00	7-1-2027	500,000	612,165
San Francisco CA City & County Refunding Bond Second Series Series D (Airport Revenue)	5.00	5-1-2025	4,000,000	4,801,960
San Francisco CA City & County Refunding Bond Second Series Series D (Airport Revenue)	5.00	5-1-2026	2,000,000	2,440,960
San Francisco CA City & County Refunding Bond Second Series Series D (Airport Revenue)	5.00	5-1-2027	1,000,000	1,237,780
San Francisco CA City & County Refunding Bond #6 Mission Bay South Public (Tax Revenue)	5.00	8-1-2025	1,600,000	1,801,488
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Series A (Tax Revenue)	5.00	8-1-2018	500,000	509,525
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Series A (Tax Revenue)	5.00	8-1-2019	555,000	581,346
San Francisco CA City & County RDFA Mission Bay South Redevelopment Project Subordinate Series D (Tax Revenue) 144A	3.00	8-1-2021	4,000,000	4,009,400
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2020	500,000	541,040
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2022	375,000	426,263
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.25	8-1-2018	1,155,000	1,156,351
San Gorgonio CA Memorial Healthcare Refunding Bond (GO Revenue)	5.00	8-1-2021	275,000	303,344
San Gorgonio CA Memorial Healthcare Refunding Bond (GO Revenue)	5.00	8-1-2022	500,000	564,130
San Gorgonio CA Memorial Healthcare Refunding Bond (GO Revenue)	5.00	8-1-2023	1,000,000	1,151,870
San Jose CA Airport Revenue Refunding Bond AMT Series A (Airport Revenue)	5.00	3-1-2022	1,750,000	1,966,773
San Jose CA Airport Series A (Airport Revenue, Ambac Insured)	5.50	3-1-2018	4,350,000	4,378,058
San Jose CA Convention Center Expansion & Renovation Project (Tax Revenue)	5.25	5-1-2023	1,465,000	1,621,491
San Jose CA RDA Refunding Bond Subordinate Series B (Tax Revenue)	5.00	8-1-2027	2,000,000	2,518,600
San Jose CA RDA Tax Refunding Bond Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	4.54	8-1-2018	1,035,000	1,035,466
San Jose CA RDA Tax Refunding Bond Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	5.25	8-1-2019	1,125,000	1,125,608
San Jose CA RDA Tax Refunding Bond Merged Area Redevelopment Project Series A-1 (Tax Revenue)	5.00	8-1-2022	800,000	868,272
San Jose CA RDA Tax Refunding Bond Merged Area Redevelopment Project Series D (Tax Revenue, Ambac Insured)	5.00	8-1-2021	2,635,000	2,636,238
San Leandro CA Unified School District Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2025	325,000	396,045
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	100,000	104,142

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00%	3-1-2020	$100,000	$107,214
San Marcos CA PFA Series B (Tax Revenue)	4.00	9-1-2018	1,000,000	1,015,900
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	220,000	238,865
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	270,000	300,983
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	285,488
San Mateo County CA Transportation Authority Series A (Tax Revenue, National Insured) ¤	0.00	12-1-2018	270,000	265,723
San Mateo Foster City CA School District (GO Revenue)	5.00	8-15-2020	2,000,000	2,178,380
San Pablo CA RDA Series B (Tax Revenue, AGM Insured)	5.00	6-15-2021	1,775,000	1,968,564
San Pablo CA RDA Series B (Tax Revenue, AGM Insured)	5.00	6-15-2022	1,865,000	2,118,248
San Pablo CA RDA Series B (Tax Revenue, AGM Insured)	5.00	6-15-2023	1,945,000	2,257,931
Santa Ana CA Community RDA Merged Project Area Series A (Tax Revenue)	5.25	9-1-2019	1,000,000	1,059,400
Santa Ana CA Unified School District CAB Election of 2008 Series A (GO Revenue) ¤	0.00	8-1-2020	1,815,000	1,723,796
Santa Clara County CA Financing Authority Capital Projects Series A (Miscellaneous Revenue)	4.00	2-1-2024	6,000,000	6,524,100
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2020	150,000	159,015
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2021	125,000	139,443
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2022	165,000	188,724
Santa Cruz County CA Redevelopment Successor Agency to Tax Allocation Refunding Bond (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	625,000	659,788
Santa Cruz County CA Redevelopment Successor Agency to Tax Allocation Refunding Bond (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	1,000,000	1,086,030
Sierra Kings CA Health Care Refunding Bond (GO Revenue)	4.00	8-1-2018	230,000	233,441
Sierra Kings CA Health Care Refunding Bond (GO Revenue)	4.00	8-1-2019	225,000	233,271
Sierra Kings CA Health Care Refunding Bond (GO Revenue)	4.00	8-1-2021	345,000	369,816
Sierra Kings CA Health Care Refunding Bond (GO Revenue)	4.00	8-1-2022	425,000	461,418
Sierra Kings CA Health Care Refunding Bond (GO Revenue)	4.00	8-1-2023	405,000	445,075
Sierra Kings CA Health Care Refunding Bond (GO Revenue)	4.00	8-1-2024	420,000	465,784
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2018	330,000	334,983
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2019	735,000	759,130
Southern CA Mono Healthcare District (GO Revenue)	4.00	8-1-2019	845,000	874,854
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A (Utilities Revenue)	5.00	7-1-2026	1,000,000	1,112,580
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A (Utilities Revenue)	5.00	7-1-2027	1,000,000	1,112,220
SouthWestern Community College District Refunding Bond (GO Revenue)	5.00	8-1-2020	1,250,000	1,358,875
SouthWestern Community College District Refunding Bond (GO Revenue)	5.00	8-1-2021	2,710,000	3,029,130
Stanton CA RDA Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2018	410,000	419,762
Successor Agency to the Morgan Hill CA RDA Series A (Tax Revenue)	5.00	9-1-2021	1,055,000	1,179,638
Successor Agency to the Rancho Mirage CA RDA Refunding Bond Subordinate Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	400,000	403,600

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	19

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Successor Agency to the Rancho Mirage CA RDA Refunding Bond Subordinate Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00%	4-1-2019	$580,000	$605,584
Successor Agency to the Rancho Mirage CA RDA Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2018	750,000	754,928
Successor Agency to the Rancho Mirage CA RDA Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	550,000	554,950
Successor Agency to the Rancho Mirage CA RDA Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	1,450,000	1,513,960
Successor Agency to the Richmond CA Community RDA Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.50	9-1-2025	160,000	182,256
Successor Agency to the Richmond CA Community RDA Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	310,000	345,337
Successor Agency to the Richmond CA Community RDA Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	300,000	342,009
Successor Agency to the Richmond CA Community RDA Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2023	265,000	309,043
Successor Agency to the Richmond CA Community RDA Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2025	150,000	175,482
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2020	405,000	440,794
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2022	445,000	509,249
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2023	470,000	549,759
Successor Agency to the Riverside County CA RDA Project Area #1 Series A (Tax Revenue)	5.00	10-1-2020	365,000	397,259
Successor Agency to the Riverside County CA RDA Project Area #1 Series A (Tax Revenue)	5.00	10-1-2022	240,000	274,651
Successor Agency to the Riverside County CA RDA Project Area #1 Series A (Tax Revenue)	5.00	10-1-2023	460,000	538,062
Sulphur Springs CA Union School District Prerefunded Bond Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2018	275,000	277,827
Sulphur Springs CA Union School District Prerefunded Bond Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2019	295,000	301,885
Sulphur Springs CA Union School District Unrefunded Bond Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2018	280,000	282,713
Sulphur Springs CA Union School District Unrefunded Bond Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2019	300,000	306,507
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2023	1,280,000	1,495,693
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2024	715,000	849,685
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2025	1,575,000	1,899,844
Sweetwater CA Union High School District PFA Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2018	2,500,000	2,558,975
Sweetwater CA Union High School District PFA Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	1,000,000	1,056,510
Sweetwater CA Union High School District PFA Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2021	620,000	692,323

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Temecula CA PFA Community Facilities District #3-1 (Tax Revenue)	3.00%	9-1-2018	$405,000	$408,823
Temecula CA PFA Wolf Creek Community Facilities District #3-3 (Tax Revenue)	3.00	9-1-2018	870,000	877,795
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, National Insured)	5.45	9-1-2018	295,000	295,295
Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A (Tax Revenue)	5.00	9-1-2025	1,000,000	1,193,280
Twin Rivers CA Unified School District Series A (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	385,000	399,276
Twin Rivers CA Unified School District Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	510,000	553,880
Union Elementary School District California Election of 2014 Series D (GO Revenue)	2.25	9-1-2026	2,000,000	2,031,560
University of California Series AK (Education Revenue)	5.00	5-15-2048	10,000,000	11,702,400
Upland CA Successor Agency to Merged Project Tax Allocation Bond (Tax Revenue, AGM Insured)	5.00	9-1-2023	1,000,000	1,172,060
Vacaville CA RDA Tax Allocation Refunding Bond Subordinate Redevelopment Projects (Tax Revenue)	5.00	9-1-2020	600,000	651,450
Vacaville CA RDA Tax Allocation Refunding Bond Subordinate Redevelopment Projects (Tax Revenue)	5.00	9-1-2021	600,000	668,394
Vacaville CA RDA Tax Allocation Refunding Bond Subordinate Redevelopment Projects (Tax Revenue)	5.00	9-1-2022	1,050,000	1,197,032
Vacaville CA Unified School District Series C (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2022	675,000	773,975
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	350,000	371,585
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	375,000	405,161
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	665,000	759,709
Vallejo CA Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2019	790,000	792,022
Vallejo CA Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2021	1,500,000	1,501,290
Vallejo CA Unified School District Series A (GO Revenue, National Insured)	5.90	2-1-2018	2,065,000	2,072,062
Vallejo CA Unified School Refunding Bond (GO Revenue)	5.00	8-1-2026	5,475,000	6,778,269
Ventura County CA PFA Series B (Miscellaneous Revenue)	5.00	11-1-2019	375,000	398,708
Ventura County CA PFA Series B (Miscellaneous Revenue)	5.00	11-1-2020	250,000	274,133
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2020	250,000	266,115
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2021	250,000	271,173
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2022	335,000	384,657
Walnut CA Energy Center Authority Refunding Bond Series A (Utilities Revenue)	5.00	1-1-2021	500,000	549,975
Washington Township CA Health Refunding Bond Series A (Health Revenue)	5.00	7-1-2023	600,000	679,524
West Covina CA Unified School District (GO Revenue, AGM Insured)	4.00	8-1-2018	575,000	583,602
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	9-1-2018	275,000	276,854
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	9-1-2019	285,000	290,301
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00	9-1-2020	290,000	316,297
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2019	1,830,000	1,896,173
Yuba City CA RDA Refunding Bond (Tax Revenue, AGM Insured)	5.00	9-1-2025	750,000	903,743

				628,147,923

Guam: 0.26%
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,640,000	1,723,017

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Illinois: 1.99%
Chicago IL Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B (Tax Revenue)	5.00%	12-15-2025	$650,000	$734,461
Illinois Sales Tax Securitization Corporation Series A (Tax Revenue)	5.00	1-1-2023	1,400,000	1,596,546
Illinois State Series D (Miscellaneous Revenue)	5.00	11-1-2028	10,000,000	10,907,400

				13,238,407

New Jersey: 0.33%
New Jersey Transportation Trust Fund Authority Floaters Series DC8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	1.99	12-15-2022	2,195,000	2,195,000

Texas: 1.05%
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	1.83	4-1-2040	7,000,000	7,000,000

Virgin Islands: 0.10%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A (Tax Revenue)	5.00	10-1-2025	1,000,000	625,000

Total Municipal Obligations (Cost $640,596,745)				652,929,347

Other: 0.75%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144A§øø	2.01	10-1-2047	5,000,000	5,000,000

Total Other (Cost $5,000,000)				5,000,000

	Yield		Shares
Short-Term Investments: 0.28%

Investment Companies: 0.28%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.49		1,882,656	1,884,727

Total Short-Term Investments (Cost $1,884,727)				1,884,727

Total investments in securities (Cost $647,481,472)	99.16%	659,814,074
Other assets and liabilities, net	0.84	5,600,644

Total net assets	100.00%	$665,414,718

¤	The security is issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	642,989	155,765,038	154,525,371	1,882,656	$1,772	$0	$18,884	$1,884,727	0.28%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	23

Assets
Investments in unaffiliated securities, at value (cost $645,596,745)	$657,929,347
Investments in affiliated securities, at value (cost $1,884,727)	1,884,727
Receivable for investments sold	1,315,794
Receivable for Fund shares sold	1,781,066
Receivable for interest	7,227,569
Prepaid expenses and other assets	58,713

Total assets	670,197,216

Liabilities
Payable for Fund shares redeemed	4,033,130
Dividends payable	352,916
Management fee payable	201,622
Administration fees payable	63,236
Distribution fee payable	20,213
Trustees’ fees and expenses payable	2,079
Accrued expenses and other liabilities	109,302

Total liabilities	4,782,498

Total net assets	$665,414,718

NET ASSETS CONSIST OF
Paid-in capital	$657,496,182
Undistributed net investment income	413,104
Accumulated net realized losses on investments	(4,827,170)
Net unrealized gains on investments	12,332,602

Total net assets	$665,414,718

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$141,842,423
Shares outstanding – Class A1	13,232,909
Net asset value per share – Class A	$10.72
Maximum offering price per share – Class A2	$10.94
Net assets – Class C	$30,524,235
Shares outstanding – Class C1	2,848,200
Net asset value per share – Class C	$10.72
Net assets – Administrator Class	$158,592,745
Shares outstanding – Administrator Class[1]	15,023,219
Net asset value per share – Administrator Class	$10.56
Net assets – Institutional Class	$334,455,315
Shares outstanding – Institutional Class[1]	31,702,926
Net asset value per share – Institutional Class	$10.55

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo California Limited-Term Tax-Free Fund	Statement of operations—six months ended December 31, 2017 (unaudited)

Investment income
Interest	$8,634,512
Income from affiliated securities	18,884

Total investment income	8,653,396

Expenses
Management fee	1,381,765
Administration fees
Class A	121,400
Class C	26,149
Administrator Class	82,371
Institutional Class	141,736
Shareholder servicing fees
Class A	189,688
Class C	40,857
Administrator Class	205,927
Distribution fee
Class C	122,572
Custody and accounting fees	11,053
Professional fees	28,435
Registration fees	44,742
Shareholder report expenses	9,984
Trustees’ fees and expenses	10,155
Other fees and expenses	13,960

Total expenses	2,430,794
Less: Fee waivers and/or expense reimbursements	(190,404)

Net expenses	2,240,390

Net investment income	6,413,006

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(198,683)
Affiliated securities	1,772

Net realized losses on investments	(196,911)
Net change in unrealized gains (losses) on investments	(4,462,606)

Net realized and unrealized gains (losses) on investments	(4,659,517)

Net increase in net assets resulting from operations	$1,753,489

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo California Limited-Term Tax-Free Fund	25

	Six months ended December 31, 2017 (unaudited)		Year ended June 30, 2017

Operations
Net investment income		$6,413,006		$13,370,750
Net realized losses on investments		(196,911)		(3,785,691)
Net change in unrealized gains (losses) on investments		(4,462,606)		(14,832,071)

Net increase (decrease) in net assets resulting from operations		1,753,489		(5,247,012)

Distributions to shareholders from
Net investment income
Class A		(1,259,105)		(2,807,589)
Class C		(148,846)		(349,303)
Administrator Class		(1,533,431)		(3,163,432)
Institutional Class		(3,471,624)		(7,050,426)

Total distributions to shareholders		(6,413,006)		(13,370,750)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,202,318	13,018,914	4,714,124	51,146,750
Class C	111,502	1,206,724	667,901	7,293,164
Administrator Class	896,103	9,539,952	6,197,011	65,954,083
Institutional Class	8,274,352	87,843,359	26,268,793	279,263,172

		111,608,949		403,657,169

Reinvestment of distributions
Class A	103,209	1,112,864	230,436	2,495,332
Class C	12,594	135,803	29,629	320,412
Administrator Class	142,720	1,515,512	293,256	3,131,576
Institutional Class	150,701	1,599,247	171,415	1,820,045

		4,363,426		7,767,365

Payment for shares redeemed
Class A	(1,873,250)	(20,146,125)	(8,956,503)	(96,601,492)
Class C	(437,523)	(4,726,922)	(1,169,021)	(12,628,379)
Administrator Class	(1,328,366)	(14,071,261)	(12,021,903)	(127,862,076)
Institutional Class	(11,635,749)	(123,570,417)	(23,842,546)	(253,486,575)

		(162,514,725)		(490,578,522)

Net decrease in net assets resulting from capital share transactions		(46,542,350)		(79,153,988)

Total decrease in net assets		(51,201,867)		(97,771,750)

Net assets
Beginning of period		716,616,585		814,388,335

End of period		$665,414,718		$716,616,585

Undistributed net investment income		$413,104		$413,104

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo California Limited-Term Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.79	$11.04	$10.83	$10.86	$10.66	$10.70
Net investment income	0.09	0.18	0.17	0.16	0.18	0.21
Net realized and unrealized gains (losses) on investments	(0.07)	(0.25)	0.21	(0.03)	0.20	(0.04)

Total from investment operations	0.02	(0.07)	0.38	0.13	0.38	0.17
Distributions to shareholders from
Net investment income	(0.09)	(0.18)	(0.17)	(0.16)	(0.18)	(0.21)
Net asset value, end of period	$10.72	$10.79	$11.04	$10.83	$10.86	$10.66
Total return[1]	0.19%	(0.64)%	3.54%	1.22%	3.61%	1.59%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.83%	0.82%	0.83%	0.83%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	1.66%	1.65%	1.56%	1.49%	1.70%	1.95%
Supplemental data
Portfolio turnover rate	20%	21%	21%	31%	31%	32%
Net assets, end of period (000s omitted)	$141,842	$148,933	$196,629	$198,402	$203,306	$156,366

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Limited-Term Tax-Free Fund	27

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.79	$11.04	$10.83	$10.86	$10.65	$10.70
Net investment income	0.05	0.10	0.09	0.08	0.10	0.13
Net realized and unrealized gains (losses) on investments	(0.07)	(0.25)	0.21	(0.03)	0.21	(0.05)

Total from investment operations	(0.02)	(0.15)	0.30	0.05	0.31	0.08
Distributions to shareholders from
Net investment income	(0.05)	(0.10)	(0.09)	(0.08)	(0.10)	(0.13)
Net asset value, end of period	$10.72	$10.79	$11.04	$10.83	$10.86	$10.65
Total return[1]	(0.19)%	(1.38)%	2.76%	0.47%	2.94%	0.73%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.58%	1.58%	1.57%	1.58%	1.58%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income	0.91%	0.90%	0.81%	0.74%	0.95%	1.19%
Supplemental data
Portfolio turnover rate	20%	21%	21%	31%	31%	32%
Net assets, end of period (000s omitted)	$30,524	$34,113	$40,098	$33,996	$34,920	$35,309

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo California Limited-Term Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.63	$10.87	$10.66	$10.70	$10.49	$10.53
Net investment income	0.10	0.20	0.19	0.18	0.20	0.23
Net realized and unrealized gains (losses) on investments	(0.07)	(0.24)	0.21	(0.04)	0.21	(0.04)

Total from investment operations	0.03	(0.04)	0.40	0.14	0.41	0.19
Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.19)	(0.18)	(0.20)	(0.23)
Net asset value, end of period	$10.56	$10.63	$10.87	$10.66	$10.70	$10.49
Total return[1]	0.28%	(0.38)%	3.78%	1.33%	3.95%	1.79%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.77%	0.77%	0.76%	0.77%	0.77%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.86%	1.84%	1.75%	1.69%	1.90%	2.14%
Supplemental data
Portfolio turnover rate	20%	21%	21%	31%	31%	32%
Net assets, end of period (000s omitted)	$158,593	$162,747	$226,581	$309,120	$550,156	$388,872

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Limited-Term Tax-Free Fund	29

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2017	2016	2015[1]
Net asset value, beginning of period	$10.62	$10.86	$10.66	$10.75
Net investment income	0.10	0.21	0.20	0.13
Net realized and unrealized gains (losses) on investments	(0.07)	(0.24)	0.20	(0.09)

Total from investment operations	0.03	(0.03)	0.40	0.04
Distributions to shareholders from
Net investment income	(0.10)	(0.21)	(0.20)	(0.13)
Net asset value, end of period	$10.55	$10.62	$10.86	$10.66
Total return[2]	0.33%	(0.28)%	3.79%	0.35%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.50%	0.50%	0.50%
Net expenses	0.50%	0.50%	0.50%	0.50%
Net investment income	1.96%	1.95%	1.86%	1.82%
Supplemental data
Portfolio turnover rate	20%	21%	21%	31%
Net assets, end of period (000s omitted)	$334,455	$370,824	$351,080	$280,061

[1]	For the period from October 31, 2014 (commencement of class operations) to June 30, 2015

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo California Limited-Term Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo California Limited-Term Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined

Notes to financial statements (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	31

to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2017, the aggregate cost of all investments for federal income tax purposes was $647,483,430 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$12,916,608
Gross unrealized losses	(585,964)
Net unrealized gains	$12,330,644

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of June 30, 2017, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

2018	2019	No expiration
		Long-term
$619,123	$110,356	$160,531

As of June 30, 2017, the Fund had current year deferred post-October capital losses consisting of $3,208,048 in short-term losses and $531,368 in long-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

32	Wells Fargo California Limited-Term Tax-Free Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$652,929,347	$0	$652,929,347

Other	0	5,000,000	0	5,000,000

Short-term investments
Investment companies	1,884,727	0	0	1,884,727
Total assets	$1,884,727	$657,929,347	$0	$659,814,074

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2017, the management fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.80% for Class A shares, 1.55% for Class C shares, 0.60%

Notes to financial statements (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	33

for Administrator Class shares, and 0.50% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charges from purchases of Class A shares and the contingent deferred sales charges from redemptions of Class A and Class C shares. For the six months ended December 31, 2017, Funds Distributor received $204 from the sale of Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A and Class C for the six months ended December 31, 2017

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $81,015,000 and $88,465,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2017.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2017 were $126,378,957 and $182,236,769, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended December 31, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

34	Wells Fargo California Limited-Term Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	35

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

36	Wells Fargo California Limited-Term Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	37

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

38	Wells Fargo California Limited-Term Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

308058 02-18 SA248/SAR248 12-17

Semi-Annual Report

December 31, 2017

Wells Fargo California Tax-Free Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo California Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo California Tax-Free Fund for the six-month period that ended December 31, 2017. In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks delivered similar results, with returns of 11.42% and 11.48%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.24% and the Bloomberg Barclays Municipal Bond Index4 returned 1.82%.

As global growth improved in the third quarter of 2017, investment markets generally advanced.

Most stock markets worldwide moved higher during the quarter and ended the period at or near all-time highs. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. While North Korea’s recent missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on the quarter’s stock returns. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, the U.S. Federal Reserve (Fed) maintained the target range for the federal funds rate at 1.00% to 1.25%, noting that inflation had remained below the Fed’s 2.00% objective. However, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October. Outside the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Positive economic and market news continued through the fourth quarter.

During the fourth quarter of 2017, stock markets followed a steady, upward trajectory with no meaningful pullbacks, similar to their paths during the previous three quarters of the year. The extended rally was driven largely by reports of strong earnings and revenue surprises from many companies. Synchronous economic expansion worldwide with mild inflation provided a favorable environment for markets to rise with minimal volatility. Data released during the quarter reflected a

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo California Tax-Free Fund	3

healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate, just ahead of the second quarter’s 3.1% pace. Hiring remained solid during the quarter; the hiring pace pushed the unemployment rate down to a 17-year low of 4.1% in October, and it remained at 4.1% for both November and December. Fed officials began unwinding the Fed’s $4.5 trillion portfolio of bonds and other assets in October as planned, and in December they raised the target for the federal funds rate to a range of 1.25% to 1.50%. As a result, long-term interest rates in the U.S. continued trending upward, although the 10-year rate remained below 2.5%. Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 45 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, and accelerated trade growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo California Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and California individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Robert J. Miller

Adrian Van Poppel

Average annual total returns (%) as of December 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SCTAX)	10-6-1988	0.31	2.67	4.18	5.04	3.62	4.67	0.82	0.75
Class C (SCTCX)	7-1-1993	3.31	2.86	3.90	4.31	2.86	3.90	1.57	1.50
Administrator Class (SGCAX)	12-15-1997	–	–	–	5.25	3.83	4.89	0.76	0.55
Institutional Class (SGTIX)	10-31-2014	–	–	–	5.32	3.87	4.91	0.49	0.48
Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	5.45	3.02	4.46	–	–
Bloomberg Barclays California Municipal Bond Index[5]	–	–	–	–	5.63	3.36	4.72	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to California municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo California Tax-Free Fund	5

Effective maturity distribution as of December 31, 2017[6]

Credit quality as of December 31, 2017[7]

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays California Municipal Bond Index is the California component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo California Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2017	Ending account value 12-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,018.70	$3.82	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class C
Actual	$1,000.00	$1,014.78	$7.62	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Administrator Class
Actual	$1,000.00	$1,018.86	$2.80	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.80	0.55%
Institutional Class
Actual	$1,000.00	$1,019.21	$2.44	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo California Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.42%

California: 96.32%
ABC California Unified School District CAB Series B (GO Revenue, National Insured) ¤	0.00%	8-1-2018	$1,500,000	$1,488,210
Adelanto CA Public Utility Authority Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2039	2,000,000	2,254,340
Alameda CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2034	1,005,000	1,152,353
Alameda County CA Corridor Transportation Authority Prerefunded CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	2,955,000	2,924,682
Alameda County CA Corridor Transportation Authority Prerefunded CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	2,780,000	2,704,718
Alameda County CA Corridor Transportation Authority Unrefunded CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	940,000	924,951
Alameda County CA Corridor Transportation Authority Unrefunded CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	220,000	210,995
Alhambra CA Unified School District Election of 2008 Series B (GO Revenue, AGM Insured)	6.00	8-1-2029	4,100,000	4,714,016
Alvord CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.25	8-1-2037	1,620,000	1,859,663
Anaheim CA PFA CAB Subordinate Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2025	10,000,000	8,130,400
Anaheim CA PFA CAB Subordinate Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	1,210,000	1,197,634
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2039	3,000,000	3,466,710
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	3,000,000	3,447,690
Antelope Valley CA Healthcare District Refunding Bond Series A (Health Revenue)	5.25	3-1-2036	3,000,000	3,296,010
Banning CA Financing Authority Refunding Bond Electric System Project (Utilities Revenue, AGM Insured)	5.00	6-1-2037	5,000,000	5,724,250
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2027	1,050,000	1,253,354
Bay Area CA Toll Authority Toll Bridge Series S-4 (Transportation Revenue)	5.00	4-1-2030	2,000,000	2,325,400
Bay Area CA Water Supply & Conservation Agency Series A (Water & Sewer Revenue)	5.00	10-1-2034	6,000,000	6,895,020
Beaumont CA Unified School District Election of 2008 Series D (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	8-1-2044	2,000,000	2,422,460
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Tax Revenue, Ambac Insured)	5.75	8-1-2030	3,190,000	4,172,265
Cabrillo CA Unified School District CAB Series A (GO Revenue, Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,394,445
California (GO Revenue)	5.00	8-1-2025	15,000	15,039
California (GO Revenue)	5.00	8-1-2046	10,000,000	11,817,600
California (GO Revenue)	5.25	11-1-2040	3,000,000	3,280,560
California AMT Department of Veterans Affairs Series BZ (GO Revenue, National Insured)	5.35	12-1-2021	5,000	5,012
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations O’Connor Woods Project (Health Revenue)	5.00	1-1-2043	5,000,000	5,630,150
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue)	5.00	4-1-2042	1,100,000	1,237,797
California Educational Facilities Authority Loma Linda University Series A (Education Revenue)	5.00	4-1-2042	2,645,000	3,078,489
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	3,000,000	3,309,750

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo California Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00%	7-1-2029	$4,000,000	$4,261,960
California HFFA El Camino Hospital (Health Revenue)	5.00	2-1-2035	3,000,000	3,534,330
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00	7-1-2030	1,830,000	2,149,097
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00	7-1-2035	1,000,000	1,155,110
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00	7-1-2045	4,500,000	5,132,430
California HFFA Prerefunded Bond Providence Health Services Series C (Health Revenue)	6.50	10-1-2038	100,000	103,769
California HFFA Refunding Bond Cedars Sinai Medical Center Series B (Health Revenue)	4.00	8-15-2039	10,500,000	11,399,850
California HFFA Refunding Bond Children’s Hospital Series A (Health Revenue)	5.00	8-15-2047	5,000,000	5,816,250
California HFFA Refunding Bond Sutter Health Series A (Health Revenue)	5.00	11-15-2048	5,000,000	5,928,200
California HFFA Sutter Health Series D (Health Revenue)	5.25	8-15-2031	3,100,000	3,479,750
California Infrastructure & Economic Development King City Joint Union High School (Miscellaneous Revenue)	5.75	8-15-2029	2,150,000	2,330,235
California Municipal Finance Authority California Baptist University Series A (Education Revenue) 144A	4.00	11-1-2021	850,000	872,517
California Municipal Finance Authority California Baptist University Series A (Education Revenue) 144A	5.00	11-1-2025	1,025,000	1,139,431
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Education Revenue)	6.75	8-1-2033	1,525,000	1,690,264
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,115,130
California Municipal Finance Authority Mobile Senior Caritas Projects Series A (Housing Revenue)	5.00	8-15-2029	500,000	588,010
California Municipal Finance Authority Refunding Bond Biola University Incorporated (Education Revenue)	5.00	10-1-2035	600,000	711,306
California Municipal Finance Authority Refunding Bond Channing House Project Series A (Health Revenue)	5.00	5-15-2034	1,000,000	1,197,430
California Municipal Finance Authority Refunding Bond Community Medical Centers Series A (Health Revenue)	5.00	2-1-2047	4,000,000	4,570,680
California Municipal Finance Authority Refunding Bond Eisenhower Medical Center Series A (Health Revenue)	5.00	7-1-2047	1,400,000	1,596,308
California Municipal Finance Authority Refunding Bond Institute on Aging Project (Health Revenue)	5.00	8-15-2036	690,000	822,314
California Municipal Finance Authority Refunding Bond Institute on Aging Project (Health Revenue)	5.00	8-15-2037	1,120,000	1,331,635
California Municipal Financing Authority BAN Open Door Community Health Centers (Health Revenue)	2.80	9-15-2018	3,000,000	3,002,820
California Municipal Financing Authority Charter School Palmdale Aerospace Academy Project (Education Revenue) 144A	5.00	7-1-2041	1,250,000	1,290,150
California Municipal Financing Authority University of the Pacific Program (Education Revenue)	5.00	11-1-2048	1,750,000	1,883,578
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project (Industrial Development Revenue) 144A	8.00	7-1-2039	2,000,000	2,255,440
California PFA NCCD-Claremont Properties LLC University Housing Project Series A (Housing Revenue) 144A	5.00	7-1-2047	2,950,000	3,239,808
California PFA Refunding Bond Henry Mayo Newhall Hospital (Health Revenue)	5.00	10-15-2037	500,000	565,960
California PFA Refunding Bond Henry Mayo Newhall Hospital (Health Revenue)	5.00	10-15-2047	4,000,000	4,491,920
California PFA Sharp Healthcare Series A (Health Revenue)	4.00	8-1-2047	5,000,000	5,364,450

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo California Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California PFA Sharp Healthcare Series A (Health Revenue)	5.00%	8-1-2047	$4,000,000	$4,791,280
California Prerefunded Bond (GO Revenue)	5.25	3-1-2038	1,535,000	1,544,763
California Prerefunded Bond (GO Revenue)	5.25	8-1-2038	985,000	1,007,192
California Public Works Board California State University Projects Series B-1 (Miscellaneous Revenue)	5.70	3-1-2035	2,210,000	2,388,877
California Public Works Board Judicial Council Projects Series A (Miscellaneous Revenue)	5.00	3-1-2038	7,000,000	7,871,080
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.25	12-1-2025	4,000,000	4,523,720
California Public Works Board Various Capital Projects Series A (Miscellaneous Revenue)	5.00	4-1-2037	4,925,000	5,478,619
California Public Works Board Various Capital Projects Series G (Miscellaneous Revenue)	5.00	11-1-2037	23,000,000	25,933,650
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.50	11-1-2033	2,000,000	2,354,300
California Public Works University of California Board of Regents Series G (Miscellaneous Revenue)	5.00	12-1-2030	9,850,000	11,102,625
California Refunded Bond (GO Revenue)	5.13	4-1-2033	4,320,000	4,360,306
California School Finance Authority Bright Star Schools Obligation Group (Education Revenue) 144A	5.00	6-1-2047	1,000,000	1,044,220
California School Finance Authority Bright Star Schools Obligation Group (Education Revenue) 144A	5.00	6-1-2054	1,000,000	1,036,420
California School Finance Authority Classical Academies Project Series A (Education Revenue) 144A	3.25	10-1-2022	2,995,000	3,001,439
California School Finance Authority Green Dot Public Schools Projects (Education Revenue) 144A	4.00	8-1-2025	475,000	505,647
California School Finance Authority Green Dot Public Schools Projects (Education Revenue) 144A	5.00	8-1-2035	2,525,000	2,764,572
California School Finance Authority KIPP Louisiana School Projects Series A (Education Revenue) 144A	5.00	7-1-2035	1,000,000	1,150,720
California School Finance Authority Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2036	945,000	989,623
California School Finance Authority Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2046	2,100,000	2,182,908
California Special District Association Finance Corporation Program Series MM (Miscellaneous Revenue)	5.50	6-1-2021	505,000	506,636
California Statewide CDA Adventist Health System Series A (Health Revenue)	5.00	3-1-2045	2,500,000	2,840,525
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2033	1,650,000	1,942,001
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2035	1,000,000	1,171,380
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2038	2,000,000	2,331,640
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	5,150,000	5,685,549
California Statewide CDA Poway Retirement Housing Foundation Housing Incorporated Series A (Housing Revenue)	5.25	11-15-2035	1,500,000	1,747,770
California Statewide CDA Redwoods Projects (Health Revenue)	5.13	11-15-2035	1,500,000	1,731,270
California Statewide CDA Refunding Bond California Baptist University Series A (Education Revenue) 144A	5.00	11-1-2032	1,135,000	1,270,485
California Statewide CDA Refunding Bond California Baptist University Series A (Education Revenue) 144A	5.00	11-1-2041	2,875,000	3,158,073
California Statewide CDA Refunding Bond Front Porch Communities & Services Series A (Health Revenue)	5.00	4-1-2047	1,500,000	1,727,490

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo California Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Statewide CDA School Facility Alliance for College-Ready Public Schools (Education Revenue)	6.75%	7-1-2031	$1,625,000	$1,816,571
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	980,000	1,005,470
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.20	7-1-2020	200,000	205,546
California Statewide CDA St. Joseph Health System (Health Revenue, AGM Insured)	5.25	7-1-2021	1,775,000	1,808,459
California Statewide CDA University of California Irvine Campus Apartments Phase IV Series A (Education Revenue)	5.00	5-15-2047	5,000,000	5,815,550
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (Water & Sewer Revenue, AGM Insured)	5.25	10-1-2027	1,040,000	1,043,016
California Statewide Communities Development Authority Community Facilities District #2015-01 (Tax Revenue)	5.00	9-1-2047	1,420,000	1,574,823
California Statewide Communities Development Authority Series C (Miscellaneous Revenue)	5.00	9-2-2047	1,775,000	1,959,440
California Statewide Series B (1 Month LIBOR +0.76%) (GO Revenue) ±	1.71	12-1-2031	2,500,000	2,528,850
California University Systemwide Refunding Bond Series A (Education Revenue)	4.00	11-1-2038	8,000,000	8,609,840
California University Systemwide Refunding Bond Series A (Education Revenue)	5.00	11-1-2045	6,400,000	7,527,552
California Unrefunded Bond (GO Revenue)	5.25	8-1-2038	940,000	960,464
California Various Purpose Refunding Bond (GO Revenue)	5.00	9-1-2035	35,000,000	41,865,600
California Various Purposes (GO Revenue)	5.00	9-1-2029	1,475,000	1,642,590
California Various Purposes (GO Revenue)	5.00	10-1-2029	7,000,000	7,403,900
California Various Purposes (GO Revenue)	5.00	9-1-2032	5,100,000	5,888,358
California Various Purposes (GO Revenue)	5.00	2-1-2038	5,000,000	5,674,200
California Various Purposes (GO Revenue)	5.25	9-1-2028	5,000,000	5,636,850
California Various Purposes (GO Revenue)	5.25	10-1-2029	800,000	849,872
California Various Purposes (GO Revenue)	5.25	4-1-2035	12,640,000	14,347,411
California Various Purposes (GO Revenue)	5.60	3-1-2036	8,715,000	9,419,433
California Various Purposes (GO Revenue)	5.75	4-1-2029	1,600,000	1,682,672
California Various Purposes (GO Revenue)	5.75	4-1-2031	3,380,000	3,553,360
California Various Purposes (GO Revenue)	6.00	4-1-2035	2,140,000	2,258,235
California Various Purposes (GO Revenue)	6.00	4-1-2038	23,465,000	24,737,507
California Various Purposes Prerefunded Bond Series 2017 (GO Revenue)	5.25	3-1-2038	635,000	639,039
California Various Purposes Unrefunded Bond Series 2017 (GO Revenue)	5.25	3-1-2038	130,000	130,827
Casitas CA Municipal Water District Community Facilities District #2013-1-OJAI Series B (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	9-1-2047	5,000,000	6,077,700
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (Tax Revenue, AGM Insured)	5.00	8-1-2032	1,450,000	1,648,795
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (Tax Revenue, AGM Insured)	5.00	8-1-2033	880,000	998,950
Center Unified School District California CAB Series C (GO Revenue, National Insured) ¤	0.00	9-1-2021	5,000,000	4,655,400
Centinela Valley CA Union High School District Election of 2008 Series B (GO Revenue)	6.00	8-1-2036	2,500,000	3,050,350
Centinela Valley CA Union High School District Election of 2008 Series C (GO Revenue)	5.00	8-1-2035	2,000,000	2,331,840
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, National Insured)	6.45	2-1-2018	225,000	225,794
Cerritos CA Community College CAB Election of 2004 (GO Revenue) ¤	0.00	8-1-2029	1,750,000	1,274,123
Cerritos CA Community College CAB Election of 2004 (GO Revenue) ¤	0.00	8-1-2033	1,500,000	927,495
Chico CA PFA Redevelopment Project Area (Tax Revenue, National Insured)	5.13	4-1-2021	3,000,000	3,001,590
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2024	1,000,000	860,340

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo California Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Compton CA Community College CAB Election of 2002 Series C (GO Revenue) ¤	0.00%	8-1-2035	$3,445,000	$1,780,617
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	1,140,000	1,198,151
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.00	9-1-2027	3,800,000	3,860,116
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.50	9-1-2032	2,000,000	2,078,040
Contra Costa County CA Community College District Election of 2006 (GO Revenue)	5.00	8-1-2038	3,250,000	3,706,853
Contra Costa County CA Home Mortgage Revenue Bonds GNMA Mortgage-Backed Securities Program (Housing Revenue, GNMA Insured)	7.75	5-1-2022	130,000	146,857
Delano CA Union High School Election of 2010 Series B (GO Revenue, AGM Insured)	5.75	8-1-2035	4,510,000	4,969,885
Dinuba CA RDA Merged City Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2033	1,500,000	1,724,760
El Dorado CA Irrigation District Refunding Bond Series A (Water & Sewer Revenue, AGM Insured)	5.25	3-1-2039	2,000,000	2,325,820
Elk Grove CA Financing Authority Special Tax Refunding Bond (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2038	1,500,000	1,692,960
Emeryville CA PFA Assessment District Refinancing (Miscellaneous Revenue)	5.90	9-2-2021	1,115,000	1,117,286
Escondido CA Union High School CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2027	8,385,000	6,578,200
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2032	2,000,000	2,277,340
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10-1-2027	4,785,000	4,832,037
Foothill-Eastern Corridor CA Transportation Agency Subordinate Series B-3 (Transportation Revenue)	5.50	1-15-2053	8,000,000	9,096,000
Fremont CA Community Facilities District #1 Refunding Bond (Tax Revenue)	5.00	9-1-2040	2,700,000	3,041,442
Fullerton CA Joint Union High School Project Certificate of Participation (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2035	1,385,000	1,598,899
Garden Grove CA Unified School District Election of 2010 Series C (GO Revenue)	5.25	8-1-2037	2,000,000	2,320,800
Gilroy CA Unified School District Election of 2008 Series A (GO Revenue, AGC Insured)	6.00	8-1-2027	1,000,000	1,068,110
Golden State Tobacco Securitization Corporation CA Tobacco Settlement Refunding Bond Series A-1 (Tobacco Revenue)	5.00	6-1-2029	2,500,000	2,918,425
Hayward CA Unified School District Refunding Bond (GO Revenue)	5.00	8-1-2038	6,000,000	6,703,800
Hollister CA Joint Powers Financing Authority Wastewater Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2037	5,000,000	5,631,550
Imperial CA Irrigation District Electric System Refunding Bond Series A (Utilities Revenue)	5.00	11-1-2040	3,715,000	4,328,384
Imperial CA Irrigation District Electric System Refunding Bond Series A (Utilities Revenue)	5.00	11-1-2045	1,060,000	1,230,946
Imperial CA Irrigation District Electric System Refunding Bond Series C (Utilities Revenue)	5.00	11-1-2038	2,500,000	2,922,125
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates (Housing Revenue)	5.00	8-15-2030	1,000,000	1,132,450
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2034	500,000	590,180
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2038	305,000	358,094
Inland Valley CA Development Agency Series A (Tax Revenue)	5.25	9-1-2037	4,000,000	4,553,320
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2025	725,000	856,218
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2026	400,000	468,424

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo California Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2 (Miscellaneous Revenue)	5.00%	9-2-2042	$1,500,000	$1,668,150
Irvine CA Unified School District Community Facilities District #09-1 Series B (Tax Revenue)	5.00	9-1-2042	1,000,000	1,136,070
Irvine CA Unified School District Community Facilities District #09-1 Series C (Tax Revenue)	5.00	9-1-2047	1,000,000	1,133,420
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2033	1,500,000	1,702,755
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2038	1,635,000	1,838,198
Lancaster CA RDA Tax Allocation Combined Redevelopment Project Areas (Tax Revenue)	6.50	8-1-2029	2,000,000	2,153,360
Lancaster CA RDA Tax Allocation Refunding Bond Combined Redevelopment Project Areas (Tax Revenue, AGM Insured)	5.00	8-1-2033	1,200,000	1,430,304
Long Beach CA Unified School District CAB Election of 2008 Series B (GO Revenue) ¤	0.00	8-1-2035	2,000,000	1,117,280
Long Beach CA Unified School District Prerefunded Bond Election of 2008 Series A (GO Revenue)	5.50	8-1-2026	1,435,000	1,523,913
Long Beach CA Unified School District Unrefunded Bond Election of 2008 Series A (GO Revenue)	5.50	8-1-2026	95,000	100,841
Los Angeles CA Certificate of Participation Sonneblick del Rio Project (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2019	1,055,000	1,058,703
Los Angeles CA Community College District Refunding Bond (GO Revenue)	4.00	8-1-2038	10,000,000	10,901,300
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2025	2,310,000	2,315,983
Los Angeles CA Department of Airports AMT Subordinate Series A (Airport Revenue)	5.00	5-15-2047	3,000,000	3,534,960
Los Angeles CA Department of Water and Power Series E (Utilities Revenue)	5.00	7-1-2044	12,475,000	14,374,194
Los Angeles CA Harbor Department (Airport Revenue)	7.60	10-1-2018	15,000	15,687
Los Angeles CA Public Works Financing Authority Series A (Miscellaneous Revenue)	5.00	12-1-2039	2,860,000	3,281,821
Lynwood CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2033	5,000	5,700
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	4,000,000	5,840,000
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,060,000	1,360,839
Merced CA City School District Election of 2014 (GO Revenue)	5.00	8-1-2045	1,000,000	1,164,840
Merced CA Irrigation District Financing Authority Electric System Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2042	1,000,000	1,186,440
Merced CA Irrigation District Water & Hydroelectric System Series A (Water & Sewer Revenue, AGM Insured)	5.00	10-1-2038	4,000,000	4,584,880
Merced CA Union High School District CAB Series A (GO Revenue, National Insured) ¤	0.00	8-1-2018	2,135,000	2,116,169
Merced CA Union High School District CAB Series C (GO Revenue) ¤	0.00	8-1-2032	3,380,000	2,161,645
Modesto CA Irrigation District Financing Authority Series A (Utilities Revenue)	5.00	10-1-2040	3,500,000	3,975,195
Montclair CA PFA Lease Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2035	2,400,000	2,719,200
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,100,000	2,115,141
Mount San Antonio CA Community College District CAB Election of 2008 Series A (GO Revenue) ¤	0.00	8-1-2024	1,610,000	1,397,818
Natomas CA Unified School District Series 1999 (GO Revenue, National Insured)	5.95	9-1-2021	460,000	491,252
Northern California Power Agency Public Power Prerefunded Bond (Utilities Revenue, Ambac Insured)	7.50	7-1-2023	45,000	50,944
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (GO Revenue, AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,329,870

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo California Tax-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (Tax Revenue, AGM Insured)	5.00%	9-1-2035	$2,545,000	$2,898,450
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (Tax Revenue, AGM Insured)	5.00	9-1-2036	4,000,000	4,546,720
Oakland CA Unified School District Election of 2012 (GO Revenue)	5.50	8-1-2023	500,000	585,540
Oakland CA Unified School District Election of 2012 (GO Revenue)	6.63	8-1-2038	7,750,000	9,092,920
Oakland CA Unified School District Election of 2012 Series A (GO Revenue)	5.00	8-1-2040	3,500,000	4,035,290
Orange County CA Community Facilities District #2015-1 Esencia Village Series A (Tax Revenue)	5.25	8-15-2045	2,000,000	2,275,120
Oxnard CA School District Election of 2012 Series D (GO Revenue, AGM Insured)	5.00	8-1-2034	1,695,000	1,998,659
Pajaro Valley CA Unified School District Election of 2012 Series A (GO Revenue)	5.00	8-1-2038	1,700,000	1,925,641
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.00	7-1-2018	65,000	65,068
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.40	7-1-2023	500,000	500,380
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	1,256,441	1,263,326
Palomar Health CA Refunding Bond (Health Revenue)	5.00	11-1-2042	4,000,000	4,452,880
Paramount CA Unified School District CAB Election of 2006 (GO Revenue) ¤	0.00	8-1-2033	2,500,000	1,480,875
Pasadena CA Old Pasadena Parking Facilities Project (Miscellaneous Revenue)	6.25	1-1-2018	195,000	195,000
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, National Insured)	5.50	5-1-2019	865,000	890,422
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12-1-2032	4,305,000	4,363,161
Pomona CA Unified School District Series A (GO Revenue, National Insured)	6.55	8-1-2029	1,480,000	1,942,618
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A (GO Revenue) ¤	0.00	8-1-2024	1,800,000	1,548,612
Rancho Cucamonga CA RDA Rancho Redevelopment Project Area (Tax Revenue, AGM Insured)	5.00	9-1-2032	1,870,000	2,158,878
Redding CA Joint Powers Financing Authority Election System Series A (Utilities Revenue)	5.00	6-1-2032	440,000	511,645
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Tax Revenue, Ambac Insured) ¤	0.00	7-15-2030	3,505,000	2,337,064
Rialto CA Unified School District CAB Election of 2010 Series A (GO Revenue, AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,680,502
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGC Insured)	5.88	8-1-2037	5,000,000	5,300,950
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	7,500,000	7,994,550
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2026	10,000,000	8,033,700
Riverside County CA RDA CCAB (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2037	1,015,000	956,049
Riverside County CA RDA CCAB (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2041	2,000,000	1,876,220
Riverside County CA Southwest California Community Finance Authority (Miscellaneous Revenue)	6.38	5-1-2033	3,065,000	3,115,205
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2025	1,930,000	2,249,569
Roseville CA Refunding Bond Fiddyment Ranch Community Facilities District #1 Series A (Tax Revenue)	5.00	9-1-2035	1,500,000	1,697,475
Sacramento CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.75	7-1-2024	2,000,000	2,042,420
Sacramento CA Certificate of Participation Animal Care & Youth Detention Facilities (Miscellaneous Revenue, Ambac Insured)	5.00	10-1-2025	1,085,000	1,087,582
Sacramento CA City Financing Authority Refunding Bond Master Lease Program Facilities (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2035	1,300,000	1,510,665

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo California Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Sacramento CA City Financing Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.40%	11-1-2020	$1,345,000	$1,430,260
Sacramento CA City School Joint Refunding Bond Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2040	2,165,000	2,413,282
Sacramento CA Unified School District Election of 2012 Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	8-1-2033	1,000,000	1,156,980
Sacramento CA Unified School District Election of 2012 Series C (GO Revenue, AGM Insured)	5.00	8-1-2033	2,735,000	3,173,585
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	6,000,000	6,358,800
San Bernardino County CA Certificate of Participation Medical Center Financing Project (Miscellaneous Revenue, National Insured)	5.00	8-1-2028	5,770,000	5,776,116
San Bernardino County CA Community Election of 2008 Series D (GO Revenue)	5.00	8-1-2045	2,000,000	2,307,360
San Bernardino County CA Unified School District Election of 2012 Series C (GO Revenue, AGM Insured)	5.00	8-1-2040	8,000,000	9,135,360
San Buenaventura CA PFFA Series B (Water & Sewer Revenue)	5.00	7-1-2042	4,000,000	4,464,080
San Clemente CA Special Tax Community Facilities District #2006-1 (Tax Revenue)	5.00	9-1-2040	990,000	1,092,495
San Clemente CA Special Tax Community Facilities District #2006-1 (Tax Revenue)	5.00	9-1-2046	1,195,000	1,312,803
San Diego CA Community College Election of 2002 (GO Revenue)	5.00	8-1-2031	4,000,000	4,669,400
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured) ¤	0.00	9-1-2023	885,000	784,526
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30	9-1-2020	1,060,000	1,063,063
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	5.00	9-1-2025	575,000	626,353
San Diego CA Regional Airport AMT Subordinate Series B (Airport Revenue)	5.00	7-1-2047	4,500,000	5,279,400
San Francisco CA City & County Certificate of Participation Multiple Capital Improvement Projects Series A (Miscellaneous Revenue)	5.20	4-1-2026	3,000,000	3,134,370
San Francisco CA City & County International Airport AMT Series A (Airport Revenue)	5.00	5-1-2047	10,000,000	11,687,300
San Francisco CA City & County RDA CAB Mission Bay South Redevelopment Project Subordinate Series D (Tax Revenue) 144A¤	0.00	8-1-2026	4,000,000	2,631,880
San Francisco CA City & County RDA Mission Bay South Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2043	2,500,000	2,867,075
San Francisco CA City & County RDA Tax Transbay Infrastructure Project Third Lien Series B (Tax Revenue, AGM Insured)	5.00	8-1-2046	1,500,000	1,764,495
San Francisco CA Municipal Transportation (Transportation Revenue)	5.00	3-1-2039	3,000,000	3,449,730
San Gorgonio CA Memorial Healthcare Refunding Bond (GO Revenue)	5.00	8-1-2032	1,750,000	1,969,713
San Gorgonio CA Memorial Healthcare Refunding Bond (GO Revenue)	5.50	8-1-2028	2,525,000	3,000,306
San Joaquin CA Delta Community College District Election of 2004 Series C (GO Revenue)	5.00	8-1-2033	3,195,000	3,731,504
San Joaquin CA Delta Community College District Election of 2004 Series C (GO Revenue)	5.00	8-1-2034	3,315,000	3,854,019
San Jose CA Airport AMT Refunding Bond Series A (Airport Revenue)	5.00	3-1-2047	6,985,000	8,126,908
San Jose CA Airport Refunding Bond Series B (Airport Revenue)	5.00	3-1-2042	1,750,000	2,074,678
San Jose CA Libraries & Parks Project (GO Revenue)	5.13	9-1-2031	2,040,000	2,045,365
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2025	1,845,000	1,845,867
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2026	950,000	950,447
San Jose CA RDA Refunding Bond Senior Series A (Tax Revenue)	5.00	8-1-2035	8,000,000	9,709,120
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,139,340
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,669,731
San Marcos CA Unified School District Special Tax Community Facilities District #4 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2034	1,710,000	1,954,975

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo California Tax-Free Fund	15

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00%	9-1-2028	$1,290,000	$1,501,328
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2029	1,345,000	1,559,043
San Marino CA Unified School District Certificate of Participation Los Angeles County Schools Pooled Financing Program Series A (Miscellaneous Revenue)	5.00	12-1-2041	500,000	520,330
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2033	7,000,000	2,468,060
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2036	11,130,000	3,061,418
San Mateo County CA Jefferson Union High School District Prerefunded CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2034	6,915,000	2,242,050
San Mateo County CA Jefferson Union High School District Unrefunded CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2034	2,990,000	969,448
San Rafael CA City High School District CAB Election of 2002 Series B (GO Revenue, National Insured) ¤	0.00	8-1-2023	1,260,000	1,122,647
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2037	250,000	281,078
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2042	625,000	696,819
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2047	1,000,000	1,104,680
Sanger CA Unified School District Refunding Bond (GO Revenue, National Insured)	5.60	8-1-2023	1,260,000	1,339,607
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00	9-1-2022	2,000,000	2,247,080
Santa Ana CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGC Insured) ¤	0.00	8-1-2038	15,000,000	7,375,050
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	9-1-2029	2,100,000	2,273,334
Santa Rosa CA High School District Prerefunded Bond (GO Revenue)	5.00	8-1-2024	750,000	855,000
Santa Rosa CA High School District Unrefunded Bond (GO Revenue)	5.00	8-1-2024	255,000	290,820
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2028	1,000,000	1,157,380
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2032	1,500,000	1,703,055
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2037	1,750,000	1,961,680
Simi Valley CA Unified School District Capital Improvement Projects (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2022	1,970,000	2,158,529
Sonoma CA CDA Successor Agency to Sonoma Redevelopment Project Tax Allocation Bond (Tax Revenue, National Insured)	5.00	6-1-2033	1,325,000	1,558,359
Sonoma Valley CA Unified School District CAB Election of 2010 Series A (GO Revenue) ¤	0.00	8-1-2027	1,020,000	777,107
South Pasadena CA Unified School District Series A (GO Revenue, FGIC Insured)	5.55	11-1-2020	320,000	340,947
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	1,000,000	1,190,460
Stockton CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2038	1,025,000	1,161,571
Sutter Butte CA Flood Control Agency (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2040	3,545,000	4,057,926
Torrance CA Certificate of Participation (Miscellaneous Revenue)	5.25	6-1-2039	5,385,000	6,354,946
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Miscellaneous Revenue, AGC Insured)	6.25	10-1-2033	1,000,000	1,034,850
Tulare CA PFFA Capital Facilities Project (Miscellaneous Revenue, AGC Insured)	5.25	4-1-2027	3,000,000	3,028,740
Tulare CA Sewer Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	11-15-2041	1,500,000	1,732,650

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo California Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Turlock CA Irrigation District Refunding Bond Subordinate First Priority (Utilities Revenue)	5.50%	1-1-2041	$2,000,000	$2,213,540
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A (Tax Revenue)	5.00	9-1-2040	750,000	840,510
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A (Tax Revenue)	5.00	9-1-2045	1,000,000	1,116,360
Union City CA Community RDA Successor Agency to Community Redevelopment Project Tax Allocation Refunding Bond Series A (Tax Revenue)	5.00	10-1-2036	1,000,000	1,163,520
Union City CA Community RDA Successor Agency to Union City Community Redevelopment Project (Tax Revenue, AGC Insured)	5.25	10-1-2033	8,000,000	8,778,480
University of California CA Regents Medical Center Prerefunded Bond Series J (Health Revenue)	5.25	5-15-2038	7,790,000	9,137,047
University of California CA Regents Medical Center Unrefunded Bond Series J (Health Revenue)	5.25	5-15-2038	2,210,000	2,563,954
University of California Regents Medical Center Series J (Health Revenue)	5.00	5-15-2033	2,265,000	2,634,150
University of California Series AI (Education Revenue)	5.00	5-15-2038	2,000,000	2,279,780
Vacaville CA Unified School District (Miscellaneous Revenue, AGC Insured)	6.50	12-1-2034	1,260,000	1,317,368
Vallejo CA Refunding Bond (Water & Sewer Revenue)	5.25	5-1-2031	1,000,000	1,146,550
Ventura County CA PFA Series A (Miscellaneous Revenue)	5.00	11-1-2038	4,250,000	4,825,493
Walnut CA Energy Center Authority Series A (Utilities Revenue)	5.00	1-1-2034	3,115,000	3,627,854
Washington Township CA Health Care District Election of 2004 Series B (GO Revenue)	5.50	8-1-2038	1,500,000	1,799,535
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2026	1,190,000	1,374,581
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2042	1,000,000	1,132,370
West Contra Costa CA Unified School District (GO Revenue, AGM Insured)	5.25	8-1-2024	1,350,000	1,515,659
West Contra Costa CA Unified School District CAB Election of 2005 Series B (GO Revenue)	6.00	8-1-2027	1,080,000	1,455,936
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤	0.00	8-1-2021	6,000,000	5,548,200
Wiseburn CA School District CAB (GO Revenue, AGC Insured) ¤	0.00	8-1-2027	1,525,000	1,182,882
Yorba Linda CA RDA CAB Series A (Tax Revenue, National Insured) ¤	0.00	9-1-2019	1,295,000	1,225,860

				956,301,111

Colorado: 0.20%
Park Creek CO Metropolitan District Senior Limited Property Series A (Tax Revenue)	5.00	12-1-2041	1,750,000	1,996,138

Guam: 0.63%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,064,670
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	1,500,000	1,646,580
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.50	7-1-2043	3,125,000	3,514,469

				6,225,719

Illinois: 1.21%
Chicago IL Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series A (Tax Revenue)	5.00	6-15-2057	1,000,000	1,086,540
llinois State Series D (Miscellaneous Revenue)	5.00	11-1-2028	10,000,000	10,907,400

				11,993,940

Virgin Islands: 0.06%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A (Tax Revenue)	5.00	10-1-2025	1,000,000	625,000

Total Municipal Obligations (Cost $898,960,831)				977,141,908

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo California Tax-Free Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Other: 0.50%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144A§øø	2.01%	10-1-2047	$5,000,000	$5,000,000

Total Other (Cost $5,000,000)				5,000,000

	Yield		Shares
Short-Term Investments: 0.04%

Investment Companies: 0.04%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.49		357,181	357,574

Total Short-Term Investments (Cost $357,574)				357,574

Total investments in securities (Cost $904,318,405)	98.96%	982,499,482
Other assets and liabilities, net	1.04	10,349,586

Total net assets	100.00%	$992,849,068

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	10,159,983	186,968,138	196,770,940	357,181	$15,898	$0	$31,251	$357,574	0.04%

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo California Tax-Free Fund	Statement of assets and liabilities—December 31, 2017 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $903,960,831)	$982,141,908
Investments in affiliated securities, at value (cost $357,574)	357,574
Receivable for Fund shares sold	645,757
Receivable for interest	12,285,283
Prepaid expenses and other assets	53,885

Total assets	995,484,407

Liabilities
Payable for Fund shares redeemed	1,334,230
Dividends payable	671,257
Management fee payable	266,785
Administration fees payable	111,683
Distribution fee payable	34,909
Trustees’ fees and expenses payable	2,174
Shareholder servicing fees payable	160,015
Accrued expenses and other liabilities	54,286

Total liabilities	2,635,339

Total net assets	$992,849,068

NET ASSETS CONSIST OF
Paid-in capital	$939,512,171
Undistributed net investment income	60,623
Accumulated net realized losses on investments	(24,904,803)
Net unrealized gains on investments	78,181,077

Total net assets	$992,849,068

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$453,339,306
Shares outstanding – Class A1	38,190,510
Net asset value per share – Class A	$11.87
Maximum offering price per share – Class A2	$12.43
Net assets – Class C	$53,056,581
Shares outstanding – Class C1	4,382,772
Net asset value per share – Class C	$12.11
Net assets – Administrator Class	$191,578,044
Shares outstanding – Administrator Class[1]	16,107,563
Net asset value per share – Administrator Class	$11.89
Net assets – Institutional Class	$294,875,137
Shares outstanding – Institutional Class[1]	24,791,809
Net asset value per share – Institutional Class	$11.89

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2017 (unaudited)	Wells Fargo California Tax-Free Fund	19

Investment income
Interest	$19,952,817
Income from affiliated securities	31,251

Total investment income	19,984,068

Expenses
Management fee	2,050,269
Administration fees
Class A	370,898
Class C	44,588
Administrator Class	116,817
Institutional Class	124,476
Shareholder servicing fees
Class A	579,528
Class C	69,668
Administrator Class	291,084
Distribution fee
Class C	209,005
Custody and accounting fees	13,135
Professional fees	35,453
Registration fees	52,137
Shareholder report expenses	37,548
Trustees’ fees and expenses	10,247
Other fees and expenses	15,288

Total expenses	4,020,141
Less: Fee waivers and/or expense reimbursements	(474,200)

Net expenses	3,545,941

Net investment income	16,438,127

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	843,845
Affiliated securities	15,898

Net realized gains on investments	859,743
Net change in unrealized gains (losses) on investments	2,160,735

Net realized and unrealized gains (losses) on investments	3,020,478

Net increase in net assets resulting from operations	$19,458,605

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo California Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2017 (unaudited)		Year ended June 30, 2017

Operations
Net investment income		$16,438,127		$33,575,073
Net realized gains (losses) on investments		859,743		(16,628,208)
Net change in unrealized gains (losses) on investments		2,160,735		(45,030,288)

Net increase (decrease) in net assets resulting from operations		19,458,605		(28,083,423)

Distributions to shareholders from
Net investment income
Class A		(6,964,488)		(14,788,835)
Class B		N/A		(1,071)[1]
Class C		(627,813)		(1,430,934)
Administrator Class		(3,749,893)		(8,412,626)
Institutional Class		(5,095,577)		(8,941,597)

Total distributions to shareholders		(16,437,771)		(33,575,063)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,783,176	21,140,697	4,369,584	52,343,840
Class C	115,818	1,403,986	961,273	11,910,742
Administrator Class	2,814,241	33,547,927	6,264,433	74,980,710
Institutional Class	3,398,477	40,468,028	27,788,903	329,374,871

		96,560,638		468,610,163

Reinvestment of distributions
Class A	540,961	6,421,057	1,154,136	13,729,015
Class B	N/A	N/A	84 [1]	1,036 [1]
Class C	48,208	583,696	107,565	1,304,294
Administrator Class	306,351	3,644,054	680,401	8,137,919
Institutional Class	182,156	2,166,770	227,555	2,685,260

		12,815,577		25,857,524

Payment for shares redeemed
Class A	(4,070,149)	(48,393,778)	(7,999,743)	(94,610,622)
Class B	N/A	N/A	(9,509)[1]	(111,781)[1]
Class C	(564,845)	(6,846,448)	(1,515,076)	(18,297,168)
Administrator Class	(4,741,655)	(56,091,252)	(16,786,063)	(197,968,420)
Institutional Class	(4,871,452)	(57,986,268)	(17,411,489)	(204,081,059)

		(169,317,746)		(515,069,050)

Net decrease in net assets resulting from capital share transactions		(59,941,531)		(20,601,363)

Total decrease in net assets		(56,920,697)		(82,259,849)

Net assets
Beginning of period		1,049,769,765		1,132,029,614

End of period		$992,849,068		$1,049,769,765

Undistributed net investment income		$60,623		$60,267

[1]	For the period from July 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Tax-Free Fund	21

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.83	$12.45	$11.79	$11.73	$11.21	$11.37
Net investment income	0.18	0.36	0.36	0.38	0.42	0.40
Net realized and unrealized gains (losses) on investments	0.04	(0.62)	0.66	0.06	0.52	(0.16)

Total from investment operations	0.22	(0.26)	1.02	0.44	0.94	0.24
Distributions to shareholders from
Net investment income	(0.18)	(0.36)	(0.36)	(0.38)	(0.42)	(0.40)
Net asset value, end of period	$11.87	$11.83	$12.45	$11.79	$11.73	$11.21
Total return[1]	1.87%	(2.09)%	8.77%	3.74%	8.58%	2.06%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.82%	0.83%	0.83%	0.83%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.00%	2.99%	2.96%	3.17%	3.71%	3.46%
Supplemental data
Portfolio turnover rate	14%	48%	17%	30%	41%	23%
Net assets, end of period (000s omitted)	$453,339	$472,584	$528,238	$470,368	$466,411	$506,770

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo California Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.07	$12.70	$12.02	$11.96	$11.43	$11.59
Net investment income	0.14	0.27	0.27	0.29	0.34	0.32
Net realized and unrealized gains (losses) on investments	0.04	(0.63)	0.68	0.06	0.53	(0.16)

Total from investment operations	0.18	(0.36)	0.95	0.35	0.87	0.16
Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.27)	(0.29)	(0.34)	(0.32)
Net asset value, end of period	$12.11	$12.07	$12.70	$12.02	$11.96	$11.43
Total return[1]	1.48%	(2.80)%	8.02%	2.96%	7.77%	1.33%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.57%	1.57%	1.58%	1.58%	1.58%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.25%	2.24%	2.21%	2.42%	2.96%	2.70%
Supplemental data
Portfolio turnover rate	14%	48%	17%	30%	41%	23%
Net assets, end of period (000s omitted)	$53,057	$57,727	$66,427	$50,787	$45,934	$46,050

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Tax-Free Fund	23

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.86	$12.48	$11.81	$11.75	$11.23	$11.39
Net investment income	0.19	0.38	0.38	0.40	0.44	0.43
Net realized and unrealized gains (losses) on investments	0.03	(0.62)	0.67	0.06	0.52	(0.16)

Total from investment operations	0.22	(0.24)	1.05	0.46	0.96	0.27
Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.38)	(0.40)	(0.44)	(0.43)
Net asset value, end of period	$11.89	$11.86	$12.48	$11.81	$11.75	$11.23
Total return[1]	1.89%	(1.88)%	9.06%	3.95%	8.79%	2.27%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.76%	0.76%	0.77%	0.77%	0.77%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.21%	3.16%	3.16%	3.39%	3.91%	3.65%
Supplemental data
Portfolio turnover rate	14%	48%	17%	30%	41%	23%
Net assets, end of period (000s omitted)	$191,578	$210,209	$344,090	$210,265	$273,026	$231,383

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo California Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2017	2016	2015[1]
Net asset value, beginning of period	$11.86	$12.48	$11.81	$11.99
Net investment income	0.20	0.39	0.39	0.27
Net realized and unrealized gains (losses) on investments	0.03	(0.62)	0.67	(0.18)

Total from investment operations	0.23	(0.23)	1.06	0.09
Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.39)	(0.27)
Net asset value, end of period	$11.89	$11.86	$12.48	$11.81
Total return[2]	1.92%	(1.81)%	9.14%	0.72%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.49%	0.49%	0.50%
Net expenses	0.48%	0.48%	0.48%	0.48%
Net investment income	3.27%	3.28%	3.24%	3.35%
Supplemental data
Portfolio turnover rate	14%	48%	17%	30%
Net assets, end of period (000s omitted)	$294,875	$309,253	$193,154	$149,368

[1]	For the period from October 31, 2014 (commencement of class operations) to June 30, 2015

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo California Tax-Free Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo California Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

26	Wells Fargo California Tax-Free Fund	Notes to financial statements (unaudited)

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2017, the aggregate cost of all investments for federal income tax purposes was $904,313,548 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$78,787,218
Gross unrealized losses	(601,284)
Net unrealized gains	$78,185,934

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of June 30, 2017, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

No expiration
2018	Short-term
$4,667,645*	$6,831,769

*	Losses may be subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

Notes to financial statements (unaudited)	Wells Fargo California Tax-Free Fund	27

As of June 30, 2017, the Fund had current year net deferred post-October capital losses consisting of $14,170,573 in short-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$977,141,908	$0	$977,141,908

Other	0	5,000,000	0	5,000,000

Short-term investments
Investment companies	357,574	0	0	357,574
Total assets	$357,574	$982,141,908	$0	$982,499,482

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2017, the management fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.

28	Wells Fargo California Tax-Free Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class A shares, 1.50% for Class C shares, 0.55% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2017, Funds Distributor received $5,628 from the sale of Class A shares and $173 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended December 31, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $72,765,000 and $86,415,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2017.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2017 were $187,925,940 and $135,277,703, respectively.

Notes to financial statements (unaudited)	Wells Fargo California Tax-Free Fund	29

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended December 31, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

30	Wells Fargo California Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo California Tax-Free Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

32	Wells Fargo California Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo California Tax-Free Fund	33

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

34	Wells Fargo California Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

308059 02-18 SA249/SAR249 12-17

Semi-Annual Report

December 31, 2017

Wells Fargo Colorado Tax-Free Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Colorado Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Colorado Tax-Free Fund for the six-month period that ended December 31, 2017. In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks delivered similar results, with returns of 11.42% and 11.48%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.24% and the Bloomberg Barclays Municipal Bond Index4 returned 1.82%.

As global growth improved in the third quarter of 2017, investment markets generally advanced.

Most stock markets worldwide moved higher during the quarter and ended the period at or near all-time highs. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. While North Korea’s recent missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on the quarter’s stock returns. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, the U.S. Federal Reserve (Fed) maintained the target range for the federal funds rate at 1.00% to 1.25%, noting that inflation had remained below the Fed’s 2.00% objective. However, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October. Outside the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Positive economic and market news continued through the fourth quarter.

During the fourth quarter of 2017, stock markets followed a steady, upward trajectory with no meaningful pullbacks, similar to their paths during the previous three quarters of the year. The extended rally was driven largely by reports of strong earnings and revenue surprises from many companies. Synchronous economic expansion worldwide with mild inflation provided a favorable environment for markets to rise with minimal volatility. Data released during the quarter reflected a

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Colorado Tax-Free Fund	3

healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate, just ahead of the second quarter’s 3.1% pace. Hiring remained solid during the quarter; the hiring pace pushed the unemployment rate down to a 17-year low of 4.1% in October, and it remained at 4.1% for both November and December. Fed officials began unwinding the Fed’s $4.5 trillion portfolio of bonds and other assets in October as planned, and in December they raised the target for the federal funds rate to a range of 1.25% to 1.50%. As a result, long-term interest rates in the U.S. continued trending upward, although the 10-year rate remained below 2.5%. Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 45 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, and accelerated trade growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Colorado Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Colorado individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Adrian Van Poppel

Average annual total returns (%) as of December 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (NWCOX)	7-31-1995	0.40	2.33	3.59	5.14	3.27	4.06	0.94	0.85
Class C (WCOTX)	3-31-2008	3.45	2.52	3.28	4.45	2.52	3.28	1.69	1.60
Administrator Class (NCOTX)	8-23-1993	–	–	–	5.39	3.53	4.32	0.88	0.60
Institutional Class (WCITX)	10-31-2016	–	–	–	5.58	3.57	4.34	0.61	0.52
Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	5.45	3.02	4.46	–	–
Bloomberg Barclays Colorado Municipal Bond Index[5]	–	–	–	–	6.21	3.66	5.00	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Colorado municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Colorado Tax-Free Fund	5

Effective maturity distribution as of December 31, 2017[6]

Credit quality as of December 31, 2017[7]

[1]	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Colorado Municipal Bond Index is the Colorado component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Colorado Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2017	Ending account value 12-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,018.93	$4.27	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%
Class C
Actual	$1,000.00	$1,015.08	$8.08	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.08	1.59%
Administrator Class
Actual	$1,000.00	$1,020.17	$3.06	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,020.62	$2.60	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Colorado Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.77%

Arizona: 1.31%
Phoenix AZ IDA Rowan University Project (Education Revenue)	5.25%	6-1-2034	$1,000,000	$1,114,600

California: 2.74%
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.25	10-15-2021	1,000,000	1,097,910
Norco CA RDA Project Area #1 (Tax Revenue)	6.00	3-1-2036	1,120,000	1,224,496

				2,322,406

Colorado: 89.11%
Adams County CO Rangeview Library District Certificate of Participation Series 2015 (Miscellaneous Revenue, AGM Insured)	5.00	12-15-2029	1,000,000	1,176,070
Arapahoe County CO Copperleaf Metropolitan District #2 (GO Revenue)	5.75	12-1-2045	500,000	528,475
Aspen Valley Hospital District Refunding Bonds Series 2012 (Health Revenue)	5.00	10-15-2033	600,000	646,968
Aurora CO Certificate of Participation Refunding Bonds Series 2009A (Miscellaneous Revenue)	5.00	12-1-2027	2,000,000	2,122,400
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A (GO Revenue)	5.25	12-1-2047	1,000,000	1,043,330
Aurora CO E-470 Public Highway Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2034	4,000,000	2,284,640
Aurora CO Park 70 Metropolitan District (GO Revenue)	5.00	12-1-2046	1,000,000	1,062,740
Broomfield CO Great Western Park Metropolitan District #2 (GO Revenue)	5.00	12-1-2046	825,000	834,570
Canon City CO Finance Authority Certificate of Participation Series 2008 (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2032	150,000	154,760
Colorado Board of Governors State University System Enterprise Bonds Series 2013C (Education Revenue)	5.25	3-1-2033	725,000	845,394
Colorado Board of Governors State University System Enterprise Bonds Series E1 (Education Revenue)	5.00	3-1-2040	2,000,000	2,314,560
Colorado Department of Transportation Certificate of Participation Series 2017 (Miscellaneous Revenue)	5.00	6-15-2032	500,000	593,420
Colorado ECFA Alexander Dawson School LLC Project (Education Revenue)	5.00	2-15-2040	1,000,000	1,052,470
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	1,000,000	1,071,260
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.38	12-1-2028	1,000,000	1,072,390
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A (Education Revenue) 144A	4.13	7-1-2026	625,000	637,731
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A (Education Revenue)	6.00	12-15-2037	500,000	497,680
Colorado ECFA Charter School Ben Franklin Academy Project (Education Revenue)	5.00	7-1-2036	750,000	850,005
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	6-15-2019	450,000	450,905
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	6-15-2024	1,140,000	1,141,870
Colorado ECFA Charter School District Montessori Charter School Project (Education Revenue)	5.00	7-15-2037	1,150,000	1,259,055
Colorado ECFA Charter School Pinnacle High School Project (Education Revenue)	5.13	12-1-2039	500,000	509,585
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project 2014 (Education Revenue) 144A	4.13	7-1-2024	500,000	511,010
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015 (Education Revenue) 144A	5.00	12-15-2028	600,000	659,790
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010 (Education Revenue)	5.00	9-1-2032	1,265,000	1,373,474
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B (Education Revenue)	5.00	9-1-2030	1,770,000	1,971,745

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Colorado Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Colorado ECFA Student Housing Campus Village Apartment Project (Miscellaneous Revenue)	5.50%	6-1-2033	$1,735,000	$1,774,246
Colorado ECFA Twin Peaks Charter Academy (Education Revenue)	6.75	11-15-2028	750,000	783,563
Colorado Health Facilities Authority Catholic Health Initiatives Series D-1 (Health Revenue)	6.25	10-1-2033	1,000,000	1,029,400
Colorado Health Facilities Authority Covenant Retirement Communities Series 2012C (Health Revenue)	5.00	12-1-2022	1,000,000	1,125,680
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A (Health Revenue)	5.00	6-1-2040	1,000,000	1,104,010
Colorado Health Facilities Authority Fraiser Meadows Retirement Community Project Series 2017A (Health Revenue)	5.25	5-15-2047	1,000,000	1,102,560
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A (Health Revenue)	5.50	1-1-2035	1,000,000	1,169,400
Colorado Health Facilities Authority Sunny Vista Living Center Series 2015A (Health Revenue) 144A	5.00	12-1-2025	670,000	694,080
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	7-1-2018	500,000	511,510
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	1,200,000	1,343,148
Colorado International Center Metropolitan District #3 Refunding Bonds (GO Revenue)	4.63	12-1-2031	635,000	613,778
Colorado Park Creek Metropolitan District Refunding Bonds Series A (Tax Revenue)	5.00	12-1-2045	500,000	568,815
Colorado Parker Homestead Metropolitan District Refunding and Improvement Bonds (GO Revenue)	5.63	12-1-2044	1,000,000	1,065,100
Colorado Regional Transportation District Certificate of Participation Series 2010A (Miscellaneous Revenue)	5.38	6-1-2031	2,500,000	2,690,250
Colorado Regional Transportation District Certificate of Participation Series 2014A (Miscellaneous Revenue)	5.00	6-1-2044	2,000,000	2,219,460
Colorado Regional Transportation District Fastracks Project Revenue Bonds Series 2013A (Tax Revenue)	5.00	11-1-2031	1,000,000	1,132,940
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2 (Utilities Revenue)	5.00	11-15-2038	3,000,000	3,438,540
Commerce City CO Sales & Use Tax Bonds Series 2014 (Tax Revenue, AGM Insured)	5.00	8-1-2044	1,250,000	1,408,538
Denver CO City & County Department of Aviation Airport System Bonds Series 2012B (Airport Revenue)	5.00	11-15-2030	2,000,000	2,293,880
Denver CO City & County Excise Tax Series A (Tax Revenue, AGC Insured)	6.00	9-1-2021	2,000,000	2,145,340
Denver CO Health and Hospital Authority Refunding Bonds Series 2017A (Health Revenue) 144A	5.00	12-1-2034	500,000	570,435
Denver CO School District #1 Certificate of Participation Series B (Miscellaneous Revenue)	5.00	12-15-2035	1,000,000	1,172,140
Denver CO School District #1 Certificate of Participation Series B (Miscellaneous Revenue)	5.00	12-15-2045	1,200,000	1,393,476
Douglas County CO Stonegate Village Metropolitan District (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2045	525,000	578,655
East Cherry Creek Valley CO Water and Sanitation District (Water & Sewer Revenue)	5.00	11-15-2032	750,000	888,420
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	1,305,000	1,322,983
Fremont County CO Finance Corporation Certificate of Participation Series 2013 (Miscellaneous Revenue)	5.25	12-15-2038	1,265,000	1,396,560
Garfield County CO Public Library District Lease Purchase Financing Program (Miscellaneous Revenue)	5.00	12-1-2026	715,000	760,145
Longmont CO Certificate of Participation Series 2014 (Miscellaneous Revenue)	5.00	12-1-2034	1,000,000	1,141,880
Platte Valley CO Fire Protection District (Miscellaneous Revenue)	5.00	12-1-2036	325,000	347,818

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Colorado Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00%	11-1-2028	$2,000,000	$2,282,340
Thornton CO Development Authority East 144th Avenue and I-25 Project Series B (Tax Revenue)	5.00	12-1-2034	1,375,000	1,581,553
University of Colorado Enterprise System Series A (Education Revenue)	5.00	6-1-2026	1,000,000	1,107,500
University of Colorado Hospital Authority Series A (Health Revenue)	6.00	11-15-2029	2,000,000	2,154,320
Weld County CO Eaton Area Park and Recreation District Series 2015 (GO Revenue)	5.50	12-1-2038	1,075,000	1,156,130
Westminster CO Certificate of Participation Series 2015A (Miscellaneous Revenue)	5.00	12-1-2035	2,000,000	2,345,856
Wheatlands CO (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2030	500,000	580,640

				75,661,386

Guam: 1.89%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,064,670
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.75	12-1-2034	500,000	538,400

				1,603,070

Maryland: 0.55%
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	235,000	256,613
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2030	200,000	214,524

				471,137

Pennsylvania: 1.99%
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)	5.00	7-1-2029	500,000	552,400
Pennsylvania Higher Education Facilities Authority Indiana University Student Housing Project Series A (Education Revenue)	5.00	7-1-2032	1,000,000	1,134,320

				1,686,720

Texas: 1.18%
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	1.83	4-1-2040	1,000,000	1,000,000

Total Municipal Obligations (Cost $78,444,455)				83,859,319

	Yield		Shares
Short-Term Investments: 0.34%

Investment Companies: 0.34%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.49		290,466	290,786

Total Short-Term Investments (Cost $290,786)				290,786

Total investments in securities (Cost $78,735,241)	99.11%	84,150,105
Other assets and liabilities, net	0.89	753,073

Total net assets	100.00%	$84,903,178

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Colorado Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	187,524	13,169,953	13,067,011	290,466	$(49)	$0	$2,704	$290,786	0.34%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2017 (unaudited)	Wells Fargo Colorado Tax-Free Fund	11

Assets
Investments in unaffiliated securities, at value (cost $78,444,455)	$83,859,319
Investments in affiliated securities, at value (cost $290,786)	290,786
Receivable for Fund shares sold	178,831
Receivable for interest	706,129
Prepaid expenses and other assets	113,042

Total assets	85,148,107

Liabilities
Payable for Fund shares redeemed	109,613
Dividends payable	69,617
Management fee payable	25,518
Administration fees payable	9,733
Distribution fee payable	5,052
Trustees’ fees and expenses payable	2,035
Shareholder servicing fees payable	16,514
Accrued expenses and other liabilities	6,847

Total liabilities	244,929

Total net assets	$84,903,178

NET ASSETS CONSIST OF
Paid-in capital	$81,375,886
Undistributed net investment income	298,006
Accumulated net realized losses on investments	(2,185,578)
Net unrealized gains on investments	5,414,864

Total net assets	$84,903,178

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$35,295,525
Shares outstanding – Class A1	3,210,151
Net asset value per share – Class A	$10.99
Maximum offering price per share – Class A2	$11.51
Net assets – Class C	$7,775,551
Shares outstanding – Class C1	706,515
Net asset value per share – Class C	$11.01
Net assets – Administrator Class	$29,421,025
Shares outstanding – Administrator Class[1]	2,676,036
Net asset value per share – Administrator Class	$10.99
Net assets – Institutional Class	$12,411,077
Shares outstanding – Institutional Class[1]	1,128,630
Net asset value per share – Institutional Class	$11.00

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Colorado Tax-Free Fund	Statement of operations—six months ended December 31, 2017 (unaudited)

Investment income
Interest	$1,916,736
Income from affiliated securities	2,704

Total investment income	1,919,440

Expenses
Management fee	191,180
Administration fees
Class A	28,405
Class C	6,327
Administrator Class	20,328
Institutional Class	4,608
Shareholder servicing fees
Class A	44,383
Class C	9,886
Administrator Class	50,819
Distribution fee
Class C	29,658
Custody and accounting fees	2,202
Professional fees	1,694
Registration fees	950
Shareholder report expenses	875
Trustees’ fees and expenses	9,386
Other fees and expenses	755

Total expenses	401,456
Less: Fee waivers and/or expense reimbursements	(37,125)

Net expenses	364,331

Net investment income	1,555,109

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	142,671
Affiliated securities	(49)

Net realized gains on investments	142,622
Net change in unrealized gains (losses) on investments	131,094

Net realized and unrealized gains (losses) on investments	273,716

Net increase in net assets resulting from operations	$1,828,825

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Colorado Tax-Free Fund	13

	Six months ended December 31, 2017 (unaudited)		Year ended June 30, 2017

Operations
Net investment income		$1,555,109		$3,534,695
Net realized gains (losses) on investments		142,622		(855,113)
Net change in unrealized gains (losses) on investments		131,094		(4,966,062)

Net increase (decrease) in net assets resulting from operations		1,828,825		(2,286,480)

Distributions to shareholders from
Net investment income
Class A		(564,334)		(1,222,006)
Class C		(96,018)		(208,016)
Administrator Class		(692,378)		(1,900,560)
Institutional Class		(202,415)		(204,143)[1]

Total distributions to shareholders		(1,555,145)		(3,534,725)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	190,004	2,088,539	569,078	6,388,686
Class C	88,322	972,923	263,165	2,933,638
Administrator Class	122,679	1,349,162	1,323,047	14,665,474
Institutional Class	206,866	2,278,524	1,292,996 [1]	13,980,348 [1]

		6,689,148		37,968,146

Reinvestment of distributions
Class A	49,997	549,285	108,060	1,189,561
Class C	8,316	91,462	18,051	198,712
Administrator Class	20,284	222,852	57,750	637,800
Institutional Class	17,901	196,694	18,777 [1]	204,143 [1]

		1,060,293		2,230,216

Payment for shares redeemed
Class A	(286,243)	(3,147,725)	(1,016,415)	(11,113,080)
Class C	(130,365)	(1,434,051)	(279,827)	(3,064,373)
Administrator Class	(1,573,049)	(17,298,833)	(2,952,684)	(32,143,214)
Institutional Class	(108,504)	(1,193,505)	(299,406)[1]	(3,231,434)[1]

		(23,074,114)		(49,552,101)

Net decrease in net assets resulting from capital share transactions		(15,324,673)		(9,353,739)

Total decrease in net assets		(15,050,993)		(15,174,944)

Net assets
Beginning of period		99,954,171		115,129,115

End of period		$84,903,178		$99,954,171

Undistributed net investment income		$298,006		$298,042

[1]	For the period from October 31, 2016 (commencement of class operations) to June 30, 2017

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Colorado Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.96	$11.50	$10.92	$10.85	$10.46	$10.72
Net investment income	0.18	0.34	0.34 [1]	0.34 [1]	0.35 [1]	0.34
Net realized and unrealized gains (losses) on investments	0.03	(0.54)	0.58	0.07	0.39	(0.26)

Total from investment operations	0.21	(0.20)	0.92	0.41	0.74	0.08
Distributions to shareholders from
Net investment income	(0.18)	(0.34)	(0.34)	(0.34)	(0.35)	(0.34)
Net asset value, end of period	$10.99	$10.96	$11.50	$10.92	$10.85	$10.46
Total return[2]	1.89%	(1.73)%	8.53%	3.82%	7.26%	0.65%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.94%	0.93%	0.93%	0.94%	0.91%
Net expenses	0.84%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.18%	3.05%	3.02%	3.12%	3.35%	3.10%
Supplemental data
Portfolio turnover rate	5%	25%	13%	23%	33%	36%
Net assets, end of period (000s omitted)	$35,296	$35,706	$41,341	$33,722	$35,088	$46,069

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Colorado Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.98	$11.51	$10.93	$10.86	$10.47	$10.73
Net investment income	0.13	0.26	0.25	0.26	0.28	0.26
Net realized and unrealized gains (losses) on investments	0.03	(0.53)	0.58	0.07	0.38	(0.26)

Total from investment operations	0.16	(0.27)	0.83	0.33	0.66	0.00
Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.25)	(0.26)	(0.27)	(0.26)
Net asset value, end of period	$11.01	$10.98	$11.51	$10.93	$10.86	$10.47
Total return[1]	1.51%	(2.37)%	7.71%	3.05%	6.46%	(0.10)%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.69%	1.68%	1.68%	1.69%	1.67%
Net expenses	1.59%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.43%	2.31%	2.26%	2.35%	2.60%	2.34%
Supplemental data
Portfolio turnover rate	5%	25%	13%	23%	33%	36%
Net assets, end of period (000s omitted)	$7,776	$8,125	$8,503	$4,173	$3,689	$4,460

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Colorado Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.96	$11.50	$10.92	$10.85	$10.46	$10.72
Net investment income	0.20	0.37 [1]	0.36	0.37	0.38	0.36
Net realized and unrealized gains (losses) on investments	0.03	(0.54)	0.58	0.07	0.39	(0.26)

Total from investment operations	0.23	(0.17)	0.94	0.44	0.77	0.10
Distributions to shareholders from
Net investment income	(0.20)	(0.37)	(0.36)	(0.37)	(0.38)	(0.36)
Net asset value, end of period	$10.99	$10.96	$11.50	$10.92	$10.85	$10.46
Total return[2]	2.02%	(1.49)%	8.80%	4.08%	7.53%	0.90%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.88%	0.87%	0.87%	0.88%	0.86%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.41%	3.29%	3.27%	3.36%	3.60%	3.34%
Supplemental data
Portfolio turnover rate	5%	25%	13%	23%	33%	36%
Net assets, end of period (000s omitted)	$29,421	$45,022	$65,285	$52,294	$44,272	$49,549

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Colorado Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30, 2017[1]
INSTITUTIONAL CLASS
Net asset value, beginning of period	$10.97	$11.19
Net investment income	0.19	0.25
Net realized and unrealized gains (losses) on investments	0.03	(0.22)

Total from investment operations	0.22	0.03
Distributions to shareholders from
Net investment income	(0.19)	(0.25)
Net asset value, end of period	$11.00	$10.97
Total return[2]	2.06%	0.33%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.55%
Net expenses	0.51%	0.51%
Net investment income	3.51%	3.49%
Supplemental data
Portfolio turnover rate	5%	25%
Net assets, end of period (000s omitted)	$12,411	$11,102

[1]	For the period from October 31, 2016 (commencement of class operations) to June 30, 2017

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Colorado Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Colorado Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the

Notes to financial statements (unaudited)	Wells Fargo Colorado Tax-Free Fund	19

time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2017, the aggregate cost of all investments for federal income tax purposes was $78,735,039 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$5,452,791
Gross unrealized losses	(37,725)
Net unrealized gains	$5,415,066

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of June 30, 2017, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

		No expiration
2018	2019	Short-term	Long-term
$548,785	$57,793	$865,247	$15,335

As of June 30, 2017, the Fund had current year net deferred post-October capital losses consisting of $841,243 in short-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20	Wells Fargo Colorado Tax-Free Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$83,859,319	$0	$83,859,319

Short-term investments
Investment companies	290,786	0	0	290,786
Total assets	$290,786	$83,859,319	$0	$84,150,105

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2017, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.60% for Administrator Class shares, and 0.52% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Notes to financial statements (unaudited)	Wells Fargo Colorado Tax-Free Fund	21

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2017, Funds Distributor received $915 from the sale of Class A shares and $63 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended December 31, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $6,660,000 and $10,560,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2017.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2017 were $4,138,740 and $16,569,955 respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended December 31, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Colorado Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Colorado Tax-Free Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo Colorado Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Colorado Tax-Free Fund	25

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

26	Wells Fargo Colorado Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

308060 02-18 SA250/SAR250 12-17

Semi-Annual Report

December 31, 2017

Wells Fargo High Yield Municipal Bond Fund

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The views expressed and any forward-looking statements are as of December 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo High Yield Municipal Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo High Yield Municipal Bond Fund for the six-month period that ended December 31, 2017. In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks delivered similar results, with returns of 11.42% and 11.48%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.24% and the Bloomberg Barclays Municipal Bond Index4 returned 1.82%.

As global growth improved in the third quarter of 2017, investment markets generally advanced.

Most stock markets worldwide moved higher during the quarter and ended the period at or near all-time highs. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. While North Korea’s recent missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on the quarter’s stock returns. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, the U.S. Federal Reserve (Fed) maintained the target range for the federal funds rate at 1.00% to 1.25%, noting that inflation had remained below the Fed’s 2.00% objective. However, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October. Outside the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Positive economic and market news continued through the fourth quarter.

During the fourth quarter of 2017, stock markets followed a steady, upward trajectory with no meaningful pullbacks, similar to their paths during the previous three quarters of the year. The extended rally was driven largely by reports of strong earnings and revenue surprises from many companies. Synchronous economic expansion worldwide with mild inflation provided a favorable environment for markets to rise with minimal volatility. Data released during the quarter reflected a

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo High Yield Municipal Bond Fund	3

healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate, just ahead of the second quarter’s 3.1% pace. Hiring remained solid during the quarter; the hiring pace pushed the unemployment rate down to a 17-year low of 4.1% in October, and it remained at 4.1% for both November and December. Fed officials began unwinding the Fed’s $4.5 trillion portfolio of bonds and other assets in October as planned, and in December they raised the target for the federal funds rate to a range of 1.25% to 1.50%. As a result, long-term interest rates in the U.S. continued trending upward, although the 10-year rate remained below 2.5%. Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 45 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, and accelerated trade growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo High Yield Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Dennis Derby

Lyle J. Fitterer, CFA®, CPA

Terry J. Goode

Average annual total returns (%) as of December 31, 2017

		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WHYMX)	1-31-2013	3.79	4.27	8.72	5.25	1.06	0.85
Class C (WHYCX)	1-31-2013	6.91	4.47	7.91	4.47	1.81	1.60
Administrator Class (WHYDX)	1-31-2013	–	–	8.93	5.37	1.00	0.75
Institutional Class (WHYIX)	1-31-2013	–	–	8.99	5.51	0.73	0.60
Bloomberg Barclays Municipal Bond Index[3]	–	–	–	5.45	2.99	–	–
Bloomberg Barclays High Yield Municipal Bond Index[4]	–	–	–	9.69	4.19	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo High Yield Municipal Bond Fund	5

Effective maturity distribution as of December 31, 2017[5]

Credit quality as of December 31, 2017[6]

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has contractually committed through October 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[3]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[4]	The Bloomberg Barclays High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

[5]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo High Yield Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2017	Ending account value 12-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,040.12	$4.37	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class C
Actual	$1,000.00	$1,036.21	$8.21	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Administrator Class
Actual	$1,000.00	$1,041.62	$3.86	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Institutional Class
Actual	$1,000.00	$1,041.42	$3.09	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo High Yield Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.49%

Alabama: 1.29%
Alabama State University General Tuition and Fee (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,000,000	$976,090
Jefferson County AL Warrants CAB Senior Lien Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2027	920,000	627,946

				1,604,036

Arizona: 3.63%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	250,000	265,245
Maricopa County AZ IDA Senior Living Facility Series 2016 (Health Revenue) 144A	6.00	1-1-2048	1,000,000	1,027,250
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	135,000	144,308
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	500,000	569,340
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	500,000	508,835
Pima County AZ IDA Refunding Bond Desert Heights Charter School Facility (Education Revenue)	6.00	5-1-2024	525,000	564,916
Tempe AZ IDA Mirabella at ASU Incorporated Project Series A (Health Revenue) 144A	6.13	10-1-2052	1,400,000	1,436,498

				4,516,392

California: 5.88%
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	500,000	574,615
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Education Revenue)	7.13	8-1-2043	250,000	278,783
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project (Industrial Development Revenue) 144A	8.00	7-1-2039	1,000,000	1,127,720
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.88	10-1-2044	1,000,000	1,093,120
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	1,000,000	1,103,990
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	500,000	500,000
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	4.75	8-1-2019	225,000	231,476
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	100,000	105,101
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.50	9-1-2032	1,585,000	1,646,847
San Francisco City & County CA RDA CAB Mission Bay South Redevelopment Project Subordinate Series D (Tax Revenue) 144A¤	0.00	8-1-2026	1,000,000	657,970

				7,319,622

Colorado: 10.77%
Arapahoe County CO Copperleaf Metropolitan District #2 (GO Revenue)	5.75	12-1-2045	500,000	528,475
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A (GO Revenue)	5.25	12-1-2047	1,000,000	1,043,330
Brighton CO Crossing Metropolitan District #4 Series A (GO Revenue)	5.00	12-1-2047	1,220,000	1,251,171
Centerra Metropolitan District #1 Colorado Special Revenue Refunding & Improvement Bonds (Tax Revenue) 144A	5.00	12-1-2029	1,000,000	1,090,030
Colorado Big Dry Creek Metropolitan District Refunding & Improvement Bonds Limited Tax Series A (GO Revenue)	5.75	12-1-2047	1,000,000	1,015,170
Colorado Copperleaf Metropolitan District #3 Series A (GO Revenue)	5.13	12-1-2047	1,200,000	1,199,940
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	500,000	559,645

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Colorado Whispering Pines Metropolitan District #1 Series A (GO Revenue)	5.00%	12-1-2047	$1,000,000	$1,012,990
Eaton CO Area Park & Recreation District (GO Revenue)	5.00	12-1-2023	810,000	879,587
Eaton CO Area Park & Recreation District (GO Revenue)	5.50	12-1-2030	475,000	517,508
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	1,695,000	1,718,357
Pueblo CO Urban Renewal Authority Regional Tourism Act Project (Tax Revenue)	5.00	6-1-2036	1,000,000	1,014,740
Southlands CO Metropolitan District #1 Series A1 (GO Revenue)	3.50	12-1-2027	500,000	499,160
Southlands CO Metropolitan District #1 Series A1 (GO Revenue)	5.00	12-1-2047	1,000,000	1,076,880

				13,406,983

Connecticut: 0.45%
Hartford CT Series A (GO Revenue)	4.00	4-1-2032	325,000	291,746
Hartford CT Series A (GO Revenue)	5.00	4-1-2024	105,000	103,067
Hartford CT Series B (GO Revenue)	5.00	4-1-2033	50,000	49,292
Hartford CT Unrefunded Bond Series A (GO Revenue)	5.00	4-1-2029	45,000	43,347
Hartford CT Unrefunded Bond Series A (GO Revenue)	5.00	4-1-2030	70,000	66,728

				554,180

Delaware: 0.81%
Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	1,000,000	1,013,320

District of Columbia: 0.37%
District of Columbia Tobacco Settlement Financing Corporation (Tobacco Revenue)	6.75	5-15-2040	435,000	455,132

Florida: 2.77%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	250,000	292,583
Florida Development Finance Corporation Surface Brightline Passenger Rail Project (Transportation Revenue) 144A	5.63	1-1-2047	1,000,000	1,041,480
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	249,983
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A (Education Revenue) 144A	6.00	9-15-2045	1,000,000	1,031,580
Trout Creek Florida Community Development District (Miscellaneous Revenue)	4.88	5-1-2025	830,000	836,848

				3,452,474

Georgia: 2.09%
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A1 (Health Revenue)	7.00	1-1-2040	1,000,000	1,049,820
Cobb County GA Development Authority Student Housing Refunding Bond Kennesaw State University Foundation Project Series C (Housing Revenue)	5.00	7-15-2028	800,000	888,264
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A	7.00	6-1-2049	1,000,000	667,090

				2,605,174

Guam: 0.25%
Guam International Airport Authority Series C (Airport Revenue)	6.38	10-1-2043	260,000	307,429

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo High Yield Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Idaho: 0.49%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50%	12-1-2038	$335,000	$350,249
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	250,000	257,605

				607,854

Illinois: 16.51%
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2025	500,000	365,505
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2021	250,000	251,043
Chicago IL Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series A (Tax Revenue)	5.00	6-15-2057	1,000,000	1,086,540
Chicago IL Midway Airport Refunding Bond Second Lien Series A (Airport Revenue)	5.00	1-1-2031	1,000,000	1,137,180
Chicago IL O’Hare International Airport Revenue Bond Series B (Airport Revenue)	6.00	1-1-2041	150,000	168,941
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2032	1,500,000	1,794,519
Chicago IL Sales Tax Series A (Tax Revenue)	5.00	1-1-2041	1,000,000	1,113,810
Chicago IL Series A (GO Revenue)	5.00	1-1-2033	310,000	322,152
Chicago IL Series A (GO Revenue)	5.25	1-1-2023	475,000	475,922
Chicago IL Series A (GO Revenue)	6.00	1-1-2038	1,500,000	1,733,340
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	700,000	766,192
Chicago IL Transit Authority Sales Tax Receipts Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	1,000,000	1,106,870
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO Revenue, AGM Insured) ¤	0.00	12-1-2025	730,000	565,224
Cook County IL School District #148 Dolton Series E (GO Revenue, AGM Insured)	4.75	12-1-2025	450,000	462,020
Illinois (GO Revenue)	5.00	3-1-2033	2,000,000	2,079,740
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	250,000	275,848
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A (Education Revenue) 144A	5.25	12-1-2025	800,000	829,280
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A (Education Revenue)	6.88	10-1-2031	670,000	723,345
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School (Miscellaneous Revenue)	6.00	2-1-2034	680,000	714,870
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	500,000	559,760
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2025	1,000,000	753,790
Lake County IL Community Unit School District #187 North Chicago Series A (GO Revenue, AGM Insured) ¤	0.00	1-1-2023	590,000	479,865
Will County IL Lincoln-Way Community High School District #210 (GO Revenue)	4.00	1-1-2022	525,000	519,656
Will County IL Lincoln-Way Community High School District #210 CAB Series B (GO Revenue) ¤	0.00	1-1-2033	1,000,000	452,980
Will County IL Lincoln-Way Community High School District #210 Series A (GO Revenue)	3.25	1-1-2030	450,000	370,643
Will County IL Lincoln-Way Community High School District #210 Series A (GO Revenue)	5.00	1-1-2030	1,000,000	992,880
Will County IL Lincoln-Way Communty High School District #210 CAB Series B (GO Revenue) ¤	0.00	1-1-2027	685,000	448,278

				20,550,193

Indiana: 2.29%
Brookhaven County IN EDA Line Senior Apartments Project Series A (Housing Revenue)	6.25	7-1-2043	1,560,000	1,650,152
Indiana Business Finance Authority Refunding Bond Marquette Project Series A (Health Revenue)	5.00	3-1-2030	1,100,000	1,195,678

				2,845,830

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Kansas: 1.61%
Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project (Tax Revenue)	4.00%	12-1-2028	$905,000	$918,638
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	3,000,000	1,089,990

				2,008,628

Kentucky: 0.81%
Kentucky EDFA Refunding Bond Rosedale Green Project (Health Revenue)	5.50	11-15-2035	1,000,000	1,013,300

Maine: 1.23%
Maine Finance Authority Solid Waste Disposal AMT Green Bond Coastal Resources of Maine LLC Project (Resource Recovery Revenue) 144A	5.38	12-15-2033	1,500,000	1,531,470

Maryland: 0.86%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A (Education Revenue) 144A	6.90	8-1-2041	1,000,000	1,070,880

Michigan: 7.74%
Charyl Stockwell Academy Michigan Public School Refunding Bond (Miscellaneous Revenue)	4.88	10-1-2023	390,000	392,594
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	285,000	255,930
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2021	170,000	145,914
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2024	20,000	14,476
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2025	580,000	399,997
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2018	1,000,000	998,550
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	205,000	209,088
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F (Tax Revenue)	4.50	10-1-2029	1,000,000	1,044,280
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-4 (Water & Sewer Revenue)	5.00	7-1-2031	1,015,000	1,144,189
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	1,000,000	1,108,080
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	1,000,000	1,094,970
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	950,000	950,295
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	225,000	225,295
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	195,000	151,944
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy (Education Revenue)	7.00	10-1-2036	302,500	304,984
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	240,000	245,887
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	920,000	942,043

				9,628,516

Minnesota: 1.08%
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	4.40	7-1-2025	160,000	169,312
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	5.00	7-1-2030	195,000	209,609
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	5.25	7-1-2037	190,000	204,104

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo High Yield Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.70%	8-1-2026	$335,000	$346,671
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.80	8-1-2027	400,000	413,888

				1,343,584

Mississippi: 1.24%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project (Resource Recovery Revenue) 144A	5.00	2-1-2036	1,500,000	1,537,515

Missouri: 1.40%
Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A (Tax Revenue)	4.00	6-1-2026	730,000	738,220
Richmond Heights MO Francis Place Redevelopment Project (Tax Revenue)	5.63	11-1-2025	1,000,000	1,000,060

				1,738,280

Nevada: 1.32%
Director of the State of Nevada Department of Business & Industry AMT Fulcrum Sierra Biofuels LLC Project (Industrial Development Revenue) 144A	6.25	12-15-2037	1,500,000	1,644,300

New Jersey: 4.36%
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	200,000	212,786
New Jersey EDA Continental Airlines Incorporated Project (Industrial Development Revenue)	5.25	9-15-2029	250,000	275,293
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, National Insured)	5.00	3-1-2030	1,000,000	1,080,020
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	1,000,000	559,990
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	2,000,000	2,211,640
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2027	1,000,000	1,091,650

				5,431,379

New York: 4.75%
Green Island NY Power Authority Power System (Utilities Revenue)	6.00	12-15-2020	560,000	562,632
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	1,000,000	1,080,000
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP (Utilities Revenue)	5.65	10-1-2028	1,500,000	1,493,880
New York NY Transitional Finance Authority Recovery Subordinate Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	1.80	8-1-2031	2,000,000	2,000,000
Oyster Bay NY Public Improvement Bonds (GO Revenue)	3.00	8-15-2020	500,000	495,020
Westchester County NY Local Development Pace University Series A (Education Revenue)	5.00	5-1-2034	250,000	277,740

				5,909,272

Ohio: 2.04%
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	500,000	518,300
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue)	3.95	11-1-2032	1,000,000	442,190

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)
Ohio Air Quality Development Authority FirstEnergy Generation Series A (Utilities Revenue)	3.75%	12-1-2023	$1,000,000	$442,350
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2039	1,000,000	1,132,580

				2,535,420

Oregon: 0.68%
Multnomah County OR Hospital Facilities Authority Refunding Bond Mirabella South Waterfront Project Series A (Health Revenue)	5.00	10-1-2019	240,000	248,438
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A (Health Revenue)	5.00	7-1-2025	550,000	600,182

				848,620

Pennsylvania: 6.20%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	135,000	142,684
Chester PA Upland School District (GO Revenue)	4.75	9-15-2027	1,725,000	1,611,357
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)	5.00	7-1-2029	500,000	552,400
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2026	1,655,000	1,887,312
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	375,000	418,568
Philadelphia PA State Public School Building Authority School District Project (Miscellaneous Revenue)	5.00	4-1-2031	1,000,000	1,065,130
Quakertown PA General Authority Refunding Bond Health LifeQuest Obligated Group Series C (Health Revenue)	5.30	7-1-2042	1,000,000	1,003,960
Scranton PA RDA Series A (Miscellaneous Revenue, Municipal Government Guaranty Insured)	5.00	11-15-2021	1,000,000	1,036,170

				7,717,581

South Carolina: 1.36%
South Carolina Jobs EDA Solid Waste Disposal AMT Green Bond RePower South Berkeley LLC (Resource Recovery Revenue) 144A	6.25	2-1-2045	1,000,000	994,770
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	155,000	161,756
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	500,000	541,805

				1,698,331

Tennessee: 1.47%
Bristol TN Industrial Development Board Sales Tax CAB Series B (Tax Revenue) 144A¤	0.00	12-1-2031	4,000,000	1,831,920

Texas: 5.43%
Arlington TX Higher Education Finance Corporation Universal Academy Series A (Education Revenue)	7.00	3-1-2034	320,000	336,413
Hackberry TX Special Assessment Public Improvement District #3 Phase #13 (Miscellaneous Revenue)	6.00	9-1-2026	200,000	218,590
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	940,000	964,525
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	1.83	4-1-2040	2,000,000	2,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo High Yield Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A (Education Revenue)	3.88%	8-15-2026	$1,015,000	$1,012,391
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A (Education Revenue)	5.00	8-15-2036	655,000	677,918
Tarrant County TX Cultural Education Facilities Finance Corporation Series B (Health Revenue)	5.00	11-15-2030	1,000,000	1,075,260
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2027	190,000	233,729
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	200,000	238,144

				6,756,970

Utah: 0.81%
Utah Finance Authority Charter School Revenue Spectrum Academy Project (Education Revenue) 144A	5.00	4-15-2030	1,000,000	1,010,450

Virgin Islands: 1.33%
Virgin Islands PFA Matching Funding Loan Series A (Tax Revenue)	6.75	10-1-2019	1,065,000	782,775
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2039	2,000,000	875,000

				1,657,775

Virginia: 1.19%
Stafford County & Staunton VA IDA Community Services Boards League/Central Series B (Miscellaneous Revenue)	6.50	8-1-2028	1,465,000	1,478,375

Washington: 1.05%
Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project (Health Revenue)	5.25	12-1-2025	250,000	267,293
Washington Housing Finance Commission Bayview Manor Homes Series A (Health Revenue) 144A	4.00	7-1-2026	920,000	932,825
Washington Housing Finance Commission Nonprofit Housing Bonds Heron’s Key Senior Living Series B-3 (Health Revenue) 144A	4.38	1-1-2021	100,000	100,000

				1,300,118

West Virginia: 1.48%
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A (Tax Revenue) 144A	5.75	6-1-2043	1,500,000	1,570,935
West Virginia Hospital Finance Authority Thomas Health system (Health Revenue)	6.25	10-1-2023	270,000	274,571

				1,845,506

Wisconsin: 1.45%
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A (Education Revenue)	4.13	10-1-2024	270,000	276,356
Wisconsin PFA Coral Academy Science Las Vegas Series A (Education Revenue)	5.00	7-1-2024	465,000	502,953
Wisconsin PFA Research Triangle High School Project Series 2015-A (Education Revenue) 144A	5.63	7-1-2045	1,000,000	1,023,860

				1,803,169

Total Municipal Obligations (Cost $119,891,444)				122,579,978

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 0.35%

Investment Companies: 0.35%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.49%	439,663	$440,146

Total Short-Term Investments (Cost $440,146)			440,146

Total investments in securities (Cost $120,331,590)	98.84%	123,020,124
Other assets and liabilities, net	1.16	1,441,671

Total net assets	100.00%	$124,461,795

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	737,461	29,591,314	29,889,112	439,663	$649	$0	$5,011	$440,146	0.35%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2017 (unaudited)	Wells Fargo High Yield Municipal Bond Fund	15

Assets
Investments in unaffiliated securities, at value (cost $119,891,444)	$122,579,978
Investments in affiliated securities, at value (cost $440,146)	440,146
Receivable for investments sold	70,055
Receivable for Fund shares sold	74,607
Receivable for interest	1,589,198
Prepaid expenses and other assets	70,590

Total assets	124,824,574

Liabilities
Payable for Fund shares redeemed	214,195
Dividends payable	52,628
Management fee payable	34,191
Professional fees payable	22,583
Administration fees payable	10,777
Distribution fee payable	5,640
Trustees’ fees and expenses payable	2,051
Accrued expenses and other liabilities	20,714

Total liabilities	362,779

Total net assets	$124,461,795

NET ASSETS CONSIST OF
Paid-in capital	$121,994,508
Overdistributed net investment income	(5,710)
Accumulated net realized losses on investments	(215,537)
Net unrealized gains on investments	2,688,534

Total net assets	$124,461,795

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$17,258,818
Shares outstanding – Class A1	1,629,574
Net asset value per share – Class A	$10.59
Maximum offering price per share – Class A2	$11.09
Net assets – Class C	$8,590,814
Shares outstanding – Class C1	811,003
Net asset value per share – Class C	$10.59
Net assets – Administrator Class	$22,711,530
Shares outstanding – Administrator Class[1]	2,143,511
Net asset value per share – Administrator Class	$10.60
Net assets – Institutional Class	$75,900,633
Shares outstanding – Institutional Class[1]	7,166,475
Net asset value per share – Institutional Class	$10.59

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo High Yield Municipal Bond Fund	Statement of operations—six months ended December 31, 2017 (unaudited)

Investment income
Interest	$2,808,346
Income from affiliated securities	5,011

Total investment income	2,813,357

Expenses
Management fee	312,838
Administration fees
Class A	15,282
Class C	6,885
Administrator Class	11,458
Institutional Class	29,805
Shareholder servicing fees
Class A	23,877
Class C	10,758
Administrator Class	28,405
Distribution fee
Class C	32,274
Custody and accounting fees	8,800
Professional fees	31,923
Registration fees	27,494
Shareholder report expenses	16,164
Trustees’ fees and expenses	10,561
Other fees and expenses	6,355

Total expenses	572,879
Less: Fee waivers and/or expense reimbursements	(113,378)

Net expenses	459,501

Net investment income	2,353,856

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	921,826
Affiliated securities	649

Net realized gains on investments	922,475
Net change in unrealized gains (losses) on investments	1,777,158

Net realized and unrealized gains (losses) on investments	2,699,633

Net increase in net assets resulting from operations	$5,053,489

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo High Yield Municipal Bond Fund	17

	Six months ended December 31, 2017 (unaudited)		Year ended June 30, 2017

Operations
Net investment income		$2,353,856		$4,900,398
Net realized gains (losses) on investments		922,475		(1,102,224)
Net change in unrealized gains (losses) on investments		1,777,158		(5,792,411)

Net increase (decrease) in net assets resulting from operations		5,053,489		(1,994,237)

Distributions to shareholders from
Net investment income
Class A		(347,983)		(1,131,933)
Class C		(124,684)		(282,299)
Administrator Class		(428,876)		(873,363)
Institutional Class		(1,452,608)		(2,612,623)
Net realized gains
Class A		0		(272,085)
Class C		0		(74,086)
Administrator Class		0		(130,075)
Institutional Class		0		(522,236)

Total distributions to shareholders		(2,354,151)		(5,898,700)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	176,927	1,860,342	1,255,838	13,306,898
Class C	98,797	1,040,820	247,552	2,611,650
Administrator Class	446,648	4,695,334	1,905,479	20,247,486
Institutional Class	1,498,693	15,754,654	5,266,613	54,671,624

		23,351,150		90,837,658

Reinvestment of distributions
Class A	31,062	326,496	130,283	1,349,468
Class C	10,790	113,439	30,649	316,848
Administrator Class	34,228	359,871	82,046	854,343
Institutional Class	124,543	1,309,386	261,299	2,698,585

		2,109,192		5,219,244

Payment for shares redeemed
Class A	(536,851)	(5,647,781)	(2,911,071)	(29,839,907)
Class C	(138,403)	(1,455,815)	(407,014)	(4,205,319)
Administrator Class	(539,350)	(5,682,662)	(2,091,981)	(21,713,531)
Institutional Class	(1,592,936)	(16,754,083)	(4,611,104)	(48,199,227)

		(29,540,341)		(103,957,984)

Net decrease in net assets resulting from capital share transactions		(4,079,999)		(7,901,082)

Total decrease in net assets		(1,380,661)		(15,794,019)

Net assets
Beginning of period		125,842,456		141,636,475

End of period		$124,461,795		$125,842,456

Overdistributed net investment income		$(5,710)		$(5,415)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo High Yield Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS A		2017	2016	2015	2014	2013[1]
Net asset value, beginning of period	$10.37	$10.91	$10.34	$10.25	$9.52	$10.00
Net investment income	0.19	0.37	0.35	0.34	0.40	0.13
Net realized and unrealized gains (losses) on investments	0.22	(0.46)	0.60	0.18	0.75	(0.49)

Total from investment operations	0.41	(0.09)	0.95	0.52	1.15	(0.36)
Distributions to shareholders from
Net investment income	(0.19)	(0.37)	(0.35)	(0.34)	(0.40)	(0.12)
Net realized gains	0.00	(0.08)	(0.03)	(0.09)	(0.02)	0.00

Total distributions to shareholders	(0.19)	(0.45)	(0.38)	(0.43)	(0.42)	(0.12)
Net asset value, end of period	$10.59	$10.37	$10.91	$10.34	$10.25	$9.52
Total return[2]	4.01%	(0.76)%	9.44%	5.06%	12.41%	(3.61)%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.06%	1.07%	1.07%	1.90%	3.45%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.64%	3.51%	3.28%	3.26%	3.98%	3.21%
Supplemental data
Portfolio turnover rate	38%	82%	61%	62%	65%	69%
Net assets, end of period (000s omitted)	$17,259	$20,305	$38,018	$21,100	$4,022	$998

[1]	For the period from January 31, 2013 (commencement of operations) to June 30, 2013

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo High Yield Municipal Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS C		2017	2016	2015	2014	2013[1]
Net asset value, beginning of period	$10.37	$10.91	$10.34	$10.25	$9.52	$10.00
Net investment income	0.15	0.29	0.27	0.26	0.33	0.09
Net realized and unrealized gains (losses) on investments	0.22	(0.46)	0.60	0.18	0.75	(0.48)

Total from investment operations	0.37	(0.17)	0.87	0.44	1.08	(0.39)
Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.27)	(0.26)	(0.33)	(0.09)
Net realized gains	0.00	(0.08)	(0.03)	(0.09)	(0.02)	0.00

Total distributions to shareholders	(0.15)	(0.37)	(0.30)	(0.35)	(0.35)	(0.09)
Net asset value, end of period	$10.59	$10.37	$10.91	$10.34	$10.25	$9.52
Total return[2]	3.62%	(1.50)%	8.62%	4.28%	11.58%	(3.89)%
Ratios to average net assets (annualized)
Gross expenses	1.82%	1.81%	1.82%	1.82%	2.58%	4.05%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.90%	2.79%	2.49%	2.50%	3.15%	2.25%
Supplemental data
Portfolio turnover rate	38%	82%	61%	62%	65%	69%
Net assets, end of period (000s omitted)	$8,591	$8,709	$10,573	$4,522	$2,323	$481

[1]	For the period from January 31, 2013 (commencement of operations) to June 30, 2013

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo High Yield Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013[1]
Net asset value, beginning of period	$10.37	$10.92	$10.34	$10.26	$9.52	$10.00
Net investment income	0.20	0.38	0.36	0.35	0.41	0.13
Net realized and unrealized gains (losses) on investments	0.23	(0.47)	0.61	0.17	0.76	(0.48)

Total from investment operations	0.43	(0.09)	0.97	0.52	1.17	(0.35)
Distributions to shareholders from
Net investment income	(0.20)	(0.38)	(0.36)	(0.35)	(0.41)	(0.13)
Net realized gains	0.00	(0.08)	(0.03)	(0.09)	(0.02)	0.00

Total distributions to shareholders	(0.20)	(0.46)	(0.39)	(0.44)	(0.43)	(0.13)
Net asset value, end of period	$10.60	$10.37	$10.92	$10.34	$10.26	$9.52
Total return[2]	4.16%	(0.75)%	9.65%	5.07%	12.63%	(3.57)%
Ratios to average net assets (annualized)
Gross expenses	1.01%	1.00%	1.00%	1.00%	1.80%	3.24%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.74%	3.60%	3.39%	3.35%	4.14%	3.10%
Supplemental data
Portfolio turnover rate	38%	82%	61%	62%	65%	69%
Net assets, end of period (000s omitted)	$22,712	$22,839	$25,179	$13,768	$3,282	$482

[1]	For the period from January 31, 2013 (commencement of operations) to June 30, 2013

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo High Yield Municipal Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013[1]
Net asset value, beginning of period	$10.37	$10.91	$10.34	$10.25	$9.52	$10.00
Net investment income	0.21	0.40	0.38	0.37	0.42	0.13
Net realized and unrealized gains (losses) on investments	0.22	(0.46)	0.60	0.18	0.75	(0.48)

Total from investment operations	0.43	(0.06)	0.98	0.55	1.17	(0.35)
Distributions to shareholders from
Net investment income	(0.21)	(0.40)	(0.38)	(0.37)	(0.42)	(0.13)
Net realized gains	0.00	(0.08)	(0.03)	(0.09)	(0.02)	0.00

Total distributions to shareholders	(0.21)	(0.48)	(0.41)	(0.46)	(0.44)	(0.13)
Net asset value, end of period	$10.59	$10.37	$10.91	$10.34	$10.25	$9.52
Total return[2]	4.14%	(0.51)%	9.71%	5.33%	12.70%	(3.52)%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.73%	0.74%	0.74%	1.53%	2.97%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.90%	3.82%	3.58%	3.51%	4.26%	3.25%
Supplemental data
Portfolio turnover rate	38%	82%	61%	62%	65%	69%
Net assets, end of period (000s omitted)	$75,901	$73,989	$67,867	$76,118	$31,105	$8,204

[1]	For the period from January 31, 2013 (commencement of operations) to June 30, 2013

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo High Yield Municipal Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo High Yield Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo High Yield Municipal Bond Fund	23

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in income from affiliated securities on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

24	Wells Fargo High Yield Municipal Bond Fund	Notes to financial statements (unaudited)

As of December 31, 2017, the aggregate cost of all investments for federal income tax purposes was $120,331,590 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$5,010,127
Gross unrealized losses	(2,321,593)
Net unrealized gains	$2,688,534

As of June 30, 2017, the Fund had current year net deferred post-October capital losses consisting of $1,138,012 in short-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$122,579,978	$0	$122,579,978

Short-term investments
Investment companies	440,146	0	0	440,146
Total assets	$440,146	$122,579,978	$0	$123,020,124

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary

Notes to financial statements (unaudited)	Wells Fargo High Yield Municipal Bond Fund	25

for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.50% and declining to 0.38% as the average daily net assets of the Fund increase. For the six months ended December 31, 2017, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.75% for Administrator Class shares, and 0.60% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2017, Funds Distributor received $997 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $3,605,000 and $8,110,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2017.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2017 were $51,013,731 and $42,396,098, respectively.

26	Wells Fargo High Yield Municipal Bond Fund	Notes to financial statements (unaudited)

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended December 31, 2017, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo High Yield Municipal Bond Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo High Yield Municipal Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo High Yield Municipal Bond Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

30	Wells Fargo High Yield Municipal Bond Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo High Yield Municipal Bond Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

308061 02-18 SA264/SAR264 12-17

Semi-Annual Report

December 31, 2017

Wells Fargo Intermediate Tax/AMT-Free Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Intermediate Tax/AMT-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Intermediate Tax/AMT-Free Fund for the six-month period that ended December 31, 2017. In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks delivered similar results, with returns of 11.42% and 11.48%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.24% and the Bloomberg Barclays Municipal Bond Index4 returned 1.82%.

As global growth improved in the third quarter of 2017, investment markets generally advanced.

Most stock markets worldwide moved higher during the quarter and ended the period at or near all-time highs. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. While North Korea’s recent missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on the quarter’s stock returns. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, the U.S. Federal Reserve (Fed) maintained the target range for the federal funds rate at 1.00% to 1.25%, noting that inflation had remained below the Fed’s 2.00% objective. However, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October. Outside the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Positive economic and market news continued through the fourth quarter.

During the fourth quarter of 2017, stock markets followed a steady, upward trajectory with no meaningful pullbacks, similar to their paths during the previous three quarters of the year. The extended rally was driven largely by reports of strong earnings and revenue surprises from many companies. Synchronous economic expansion worldwide with mild inflation provided a favorable environment for markets to rise with minimal volatility. Data released during the quarter reflected a

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	3

healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate, just ahead of the second quarter’s 3.1% pace. Hiring remained solid during the quarter; the hiring pace pushed the unemployment rate down to a 17-year low of 4.1% in October, and it remained at 4.1% for both November and December. Fed officials began unwinding the Fed’s $4.5 trillion portfolio of bonds and other assets in October as planned, and in December they raised the target for the federal funds rate to a range of 1.25% to 1.50%. As a result, long-term interest rates in the U.S. continued trending upward, although the 10-year rate remained below 2.5%. Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 45 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, and accelerated trade growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Intermediate Tax/AMT-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA®, CPA

Robert J. Miller

Average annual total returns (%) as of December 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFTAX)	7-31-2007	1.27	1.56	3.51	4.40	2.18	3.82	0.79	0.70
Class C (WFTFX)	7-31-2007	2.62	1.42	3.05	3.62	1.42	3.05	1.54	1.45
Administrator Class (WFITX)	3-31-2008	–	–	–	4.41	2.26	3.93	0.73	0.60
Institutional Class (WITIX)	3-31-2008	–	–	–	4.66	2.44	4.11	0.46	0.45
Bloomberg Barclays Municipal Bond 1-15 Year Blend Index[4]	–	–	–	–	4.33	2.46	3.99	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	5

Effective maturity distribution as of December 31, 2017[5]

Credit quality as of December 31, 2017[6]

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of the former Investor Class shares). Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Bloomberg Barclays Municipal Bond 1–15 Year Blend Index is the 1–15 Year Blend component of the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities between six and eight years and a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Intermediate Tax/AMT-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2017	Ending account value 12-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,015.28	$3.56	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Class C
Actual	$1,000.00	$1,011.45	$7.35	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38	1.45%
Administrator Class
Actual	$1,000.00	$1,014.90	$3.05	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,016.56	$2.29	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.60%

Alabama: 0.11%
Jefferson County AL Series A (GO Revenue)	4.90%	4-1-2021	$2,715,000	$2,809,455

Alaska: 0.49%
Alaska Housing Finance Corporation Series A (Housing Revenue, FHLB SPA) ø	1.71	12-1-2041	11,055,000	11,055,000
Valdez AK Marine Terminal BP Pipelines Project Series B (Industrial Development Revenue)	5.00	1-1-2021	1,000,000	1,087,990

				12,142,990

Arizona: 1.56%
Arizona Refunding Certificate of Participation (Miscellaneous Revenue)	5.00	9-1-2027	3,040,000	3,629,912
Arizona Sports & Tourism Authority Series A (Tax Revenue)	4.00	7-1-2020	1,365,000	1,420,938
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2021	795,000	864,722
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2022	1,000,000	1,108,800
Estrella Mountain Ranch AZ Community Facilities District Refunding Bond (GO Revenue, AGM Insured)	5.00	7-15-2025	585,000	683,099
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	4.50	7-1-2024	1,575,000	1,787,688
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	4.50	7-1-2025	1,270,000	1,441,501
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	5.00	7-1-2027	420,000	487,624
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	5.50	7-1-2029	960,000	1,139,501
Maricopa County AZ IDA Bond (Health Revenue)	5.00	1-1-2048	1,000,000	1,178,480
McAllister AZ Arizona State University Hassayampa Academic Village Project (Education Revenue)	5.00	7-1-2025	750,000	901,253
Mohave County AZ Kingman Unified School District #20 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2026	2,475,000	2,987,969
Phoenix AZ (GO Revenue)	5.00	7-1-2026	3,810,000	4,698,835
Phoenix AZ Civic Improvement Corporation Series A (Airport Revenue)	5.00	7-1-2029	5,000,000	5,402,600
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.00	7-1-2021	685,000	711,099
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	4,980,000	5,069,391
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2027	450,000	522,027
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2028	700,000	808,388
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2034	3,680,000	4,195,200

				39,039,027

California: 8.37%
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Prerefunded Bond Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	4,220,000	4,176,703
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Unrefunded Bond Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	1,350,000	1,328,387
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2039	2,500,000	2,888,925
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) (Transportation Revenue) ±	2.96	4-1-2036	9,810,000	10,091,449
California (GO Revenue)	5.25	3-1-2024	5,000,000	5,386,050

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California (GO Revenue)	5.25%	3-1-2030	$1,440,000	$1,550,851
California (GO Revenue)	6.00	3-1-2033	2,510,000	2,736,879
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap + 0.37%) (Water & Sewer Revenue) ±	2.08	12-1-2035	10,000,000	10,005,700
California Municipal Finance Authority (Utilities Revenue)	5.00	10-1-2025	1,500,000	1,844,280
California Municipal Finance Authority Institute of Aging Project (Health Revenue)	5.00	8-15-2032	975,000	1,172,945
California Municipal Finance Authority Institute of Aging Project (Health Revenue)	5.00	8-15-2033	1,150,000	1,378,057
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	1,345,000	1,406,238
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	2,750,000	2,912,140
California Public Works Board Various Judicial Council Project Series D (Miscellaneous Revenue)	5.25	12-1-2026	1,000,000	1,130,520
California Public Works University of California Board of Regents Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	13,650,029
California Statewide CDA Series A (Education Revenue)	6.90	8-1-2031	1,915,000	2,139,610
California Statewide CDA Series C (Health Revenue)	5.25	8-15-2031	3,000,000	3,367,500
California Various Purposes (GO Revenue)	5.00	8-1-2030	1,500,000	1,820,130
California Various Purposes (GO Revenue)	5.00	8-1-2032	6,700,000	8,066,130
California Various Purposes (GO Revenue)	6.00	4-1-2038	8,055,000	8,491,823
Cerritos CA Community College District Series D (GO Revenue) ¤	0.00	8-1-2025	1,800,000	1,512,468
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2029	1,565,000	1,070,147
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2031	2,400,000	1,486,392
Emery CA Unified School District Election of 2010 Series A (GO Revenue, AGM Insured)	6.25	8-1-2031	4,500,000	5,212,800
Foothill De Anza CA Community College District Certificate of Participation (Miscellaneous Revenue)	5.00	4-1-2033	500,000	578,130
Gold Coast Transit District California Transit Finance Corporation Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2027	520,000	638,643
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	2,000,000	2,920,000
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	7.00	11-1-2034	3,000,000	4,380,000
Monterey County CA Alisal Union School District Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	8-1-2042	1,500,000	1,835,070
New Haven CA Unified School District CAB Project (GO Revenue, AGC Insured) ¤	0.00	8-1-2033	5,590,000	3,398,608
Northern California Power Agency Series A (Utilities Revenue)	5.25	8-1-2023	5,150,000	5,523,787
Northern Humboldt CA High School District Election of 2010 Series A (GO Revenue)	6.50	8-1-2034	1,145,000	1,336,272
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO Revenue)	6.50	8-1-2020	1,730,000	1,862,656
Oakland CA Unified School District Alameda County Election of 2009 Series A (GO Revenue)	6.25	8-1-2019	1,285,000	1,379,807
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	6.25	8-1-2028	2,000,000	2,320,600
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	6.25	8-1-2030	2,000,000	2,320,600
Oxnard CA School District Series A (GO Revenue, National Insured)	5.75	8-1-2030	1,825,000	2,177,116
Patterson CA Unified School District CAB Election of 2008 Project Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2033	3,000,000	1,787,970
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2023	3,045,000	3,491,488
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2024	3,000,000	3,434,190
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	2,700,000	2,878,038

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Rio Hondo CA Community College District (GO Revenue) ¤	0.00%	8-1-2030	$2,315,000	$1,605,684
Sacramento CA Airport Systems (Airport Revenue)	5.00	7-1-2025	2,000,000	2,160,520
Sacramento CA MUD Series B (Utilities Revenue)	5.00	8-15-2030	1,075,000	1,253,590
San Diego CA Community College District Election of 2012 (GO Revenue)	5.00	8-1-2032	3,095,000	3,612,948
San Diego CA PFFA Capital Improvement Projects Series B (Miscellaneous Revenue)	5.00	10-15-2027	500,000	602,805
San Diego CA PFFA Capital Improvement Projects Series B (Miscellaneous Revenue)	5.00	10-15-2028	1,000,000	1,199,260
San Diego CA Unified School District Election of 1998 Series E-2 (GO Revenue, AGM Insured)	5.50	7-1-2027	5,000,000	6,511,500
San Jose CA Libraries & Parks Project (GO Revenue)	5.13	9-1-2031	6,110,000	6,126,069
San Jose CA RDA Series A-1 (Tax Revenue)	5.50	8-1-2030	1,355,000	1,487,695
Santa Ana CA Financing Authority Police Administration and Holding Facilities Prerefunded Balance Bond (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	534,970
Santa Ana CA Financing Authority Police Administration and Holding Facilities Unrefunded Balance Bond (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	534,275
Southern California Public Power Authority Milford Wind Corridor Project #1 (Utilities Revenue)	5.00	7-1-2024	5,000,000	5,330,350
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	7-1-2024	2,000,000	2,043,620
Sylvan CA Unified School District CAB Election of 2006 (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,669,618
Sylvan CA Unified School District CAB Election of 2006 (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,735,076
Tustin CA Unified School District #88-1 Election of 2008 Series B (GO Revenue)	6.00	8-1-2036	1,500,000	1,727,460
University of California Limited Project Prerefunded Bond Series G (Education Revenue)	5.00	5-15-2037	5,180,000	5,879,973
University of California Limited Project Unrefunded Bond Series G (Education Revenue)	5.00	5-15-2037	5,210,000	5,811,755
University of California General Project Unrefunded Bond Series Q (Education Revenue)	5.25	5-15-2024	65,000	65,830
University of California Medical Center Prerefunded Bond Series J (Health Revenue)	5.25	5-15-2030	13,135,000	15,406,304
University of California Medical Center Unrefunded Bond Series J (Health Revenue)	5.25	5-15-2030	1,865,000	2,182,292
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2018	445,000	451,911
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2019	905,000	944,232
West Contra Costa CA Unified School District Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤	0.00	8-1-2026	4,620,000	3,730,096

				209,696,961

Colorado: 0.66%
Adams County CO 12 Five Star Schools Series B (GO Revenue)	5.00	12-15-2028	3,800,000	4,656,596
Adams County CO Refunding & Improvement Certificate of Participation (Miscellaneous Revenue)	4.00	12-1-2018	500,000	511,310
Adams County CO Refunding & Improvement Certificate of Participation (Miscellaneous Revenue)	5.00	12-1-2021	830,000	929,525
Colorado ECFA University of Denver Project (Education Revenue, National Insured)	5.25	3-1-2025	1,110,000	1,318,192
Denver CO Convention Center Hotel Authority Refunding Bond (Industrial Development Revenue)	5.00	12-1-2023	3,000,000	3,495,720
Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	5,000,000	5,705,850

				16,617,193

Connecticut: 3.35%
Connecticut HEFAR Yale University Issue Series A (Education Revenue)	1.00	7-1-2042	25,000,000	24,750,250
Connecticut HEFAR Yale University Issue Series A (Education Revenue)	1.38	7-1-2035	10,000,000	9,999,700
Connecticut HEFAR Yale University Issue Series A-2 (Education Revenue)	2.00	7-1-2042	3,395,000	3,332,294
Connecticut Series A (SIFMA Municipal Swap +0.85%) (Miscellaneous Revenue) ±	2.56	3-1-2022	3,000,000	2,996,100

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Connecticut (continued)
Connecticut Series A (SIFMA Municipal Swap +1.10%) (Miscellaneous Revenue) ±	2.81%	4-15-2019	$2,300,000	$2,319,389
Connecticut Series A (SIFMA Municipal Swap +1.25%) (Miscellaneous Revenue) ±	2.96	4-15-2020	3,300,000	3,338,247
Connecticut Series A (GO Revenue)	5.00	3-1-2029	2,500,000	2,798,650
Connecticut Series B (GO Revenue)	5.00	6-15-2027	3,000,000	3,458,430
Connecticut Series F (GO Revenue)	5.00	11-15-2032	300,000	338,841
Connecticut Series G (Miscellaneous Revenue)	4.00	10-15-2026	1,985,000	2,105,509
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A (Tax Revenue)	5.00	8-1-2028	2,000,000	2,311,800
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A (Tax Revenue)	5.00	8-1-2030	1,000,000	1,146,310
Hamden CT (GO Revenue)	4.00	8-15-2020	1,235,000	1,296,997
Hamden CT (GO Revenue)	4.00	8-15-2021	1,235,000	1,314,065
Hamden CT (GO Revenue, AGM Insured)	5.00	8-15-2021	1,000,000	1,105,250
Hamden CT (GO Revenue, AGM Insured)	5.00	8-15-2022	1,000,000	1,122,720
Hamden CT Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-15-2026	2,000,000	2,359,900
Hamden CT Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-15-2027	1,200,000	1,430,112
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	4-1-2022	3,010,000	3,276,927
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2026	1,000,000	1,163,210
Hartford CT Series C (GO Revenue, AGM Insured)	5.00	7-15-2022	2,320,000	2,538,962
University of Connecticut Series A (Education Revenue)	5.00	3-15-2027	1,000,000	1,179,410
University of Connecticut Series A (Education Revenue)	5.00	3-15-2028	2,000,000	2,350,720
University of Connecticut Series A (Education Revenue)	5.00	3-15-2031	5,075,000	5,875,683

				83,909,476

Delaware: 0.08%
Delaware EDA Odyssey Charter School Project Series B (Education Revenue) 144A	6.75	9-1-2035	2,000,000	2,028,040

District of Columbia: 0.68%
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2023	1,000,000	1,132,140
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2025	3,520,000	3,981,613
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.25	12-1-2025	2,630,000	2,879,903
District of Columbia Howard University Series A (Education Revenue)	5.75	10-1-2026	2,510,000	2,644,862
District of Columbia Medical Association of Colleges Series B (Miscellaneous Revenue)	5.00	10-1-2024	3,095,000	3,390,727
District of Columbia Series A (GO Revenue)	5.00	6-1-2033	2,400,000	2,904,816

				16,934,061

Florida: 4.00%
Broward County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	7-1-2024	5,000,000	5,852,850
Cityplace Florida Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2021	2,945,000	3,209,108
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2022	2,205,000	2,511,186
Duval County FL School Board Certificate of Participation Series B (Miscellaneous Revenue)	5.00	7-1-2028	2,500,000	2,966,025

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Duval County FL School Board Certificate of Participation Series B (Miscellaneous Revenue)	5.00%	7-1-2029	$5,000,000	$5,916,950
Florida Department of Transportation Turnpike System Series A (Transportation Revenue)	5.00	7-1-2023	3,910,000	4,550,654
Florida Department of Transportation Turnpike System Series A (Transportation Revenue)	5.00	7-1-2025	4,950,000	5,986,431
Florida Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	5.00	9-15-2020	1,280,000	1,308,608
Florida HEFAR (Education Revenue)	4.00	4-1-2021	1,000,000	1,056,680
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue)	5.00	10-1-2025	1,250,000	1,497,925
Hernando County FL School Board Florida Master Lease Program Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	7-1-2025	2,065,000	2,473,519
Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project (Health Revenue)	5.00	8-1-2031	500,000	590,110
Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project (Health Revenue)	5.00	8-1-2033	1,645,000	1,927,891
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2019	3,440,000	3,575,364
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2020	3,600,000	3,810,096
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	4-1-2021	2,485,000	2,651,619
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	5-1-2031	3,000,000	3,538,230
Miami-Dade County FL School Board Certificate of Participation Series D (Miscellaneous Revenue)	5.00	11-1-2027	6,600,000	7,774,602
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2023	700,000	798,329
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10-1-2024	2,950,000	3,026,759
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue)	5.25	10-1-2022	3,000,000	3,083,580
Orange County FL School Board Certificate of Participation Series C (Miscellaneous Revenue)	5.00	8-1-2029	2,000,000	2,373,520
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2032	2,000,000	2,379,460
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2033	2,500,000	2,964,875
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2034	2,600,000	3,073,668
Palm Beach County FL Refunding Bond (Miscellaneous Revenue)	5.00	5-1-2029	2,000,000	2,417,180
Plantation FL Ad Valorem Bond (GO Revenue)	5.00	7-1-2031	1,155,000	1,407,518
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, Ambac Insured)	5.35	3-15-2042	5,260,000	5,326,171
Tampa FL Sports Authority Stadium Project (Tax Revenue)	5.00	1-1-2025	3,395,000	4,056,719
Tender Option Bond Trust Receipts/Floater Certificates for Seminole County FL Series ZF0444 (Tax Revenue, National Insured, JPMorgan Chase & Company LIQ) ø144A	1.86	4-1-2027	5,250,000	5,250,000
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A (Education Revenue)	5.00	7-1-2022	1,730,000	1,948,049
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A (Education Revenue)	5.00	7-1-2023	815,000	937,503

				100,241,179

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Georgia: 0.88%
Atlanta GA Urban Residential Finance Authority MFHR Wheat Street Towers Project (Housing Revenue)	1.40%	5-1-2020	$3,000,000	$2,988,660
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue)	2.35	7-1-2022	1,000,000	996,330
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2019	5,000,000	5,276,100
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2022	1,000,000	1,144,630
Monroe County GA PCR Georgia Power Company Plant Scherer Project (Industrial Development Revenue)	2.35	10-1-2048	2,000,000	1,993,780
Private Colleges & Universities Authority of Georgia Series A (Education Revenue)	5.00	10-1-2021	3,330,000	3,638,158
Savannah GA MFHR Wessels Blackshear Home Project (Housing Revenue)	1.15	7-1-2019	6,000,000	5,985,180

				22,022,838

Guam: 0.29%
Guam Government Business Privilege Tax Bond Series A (Tax Revenue)	5.00	1-1-2020	1,345,000	1,417,280
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2020	350,000	374,892
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	2,500,000	2,744,300
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2022	1,000,000	1,106,950
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2023	1,500,000	1,620,915

				7,264,337

Hawaii: 0.40%
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.30%) (GO Revenue) ±	2.01	9-1-2022	2,500,000	2,500,150
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) (GO Revenue) ±	2.03	9-1-2025	2,500,000	2,500,150
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) (GO Revenue) ±	2.03	9-1-2028	5,000,000	5,000,300

				10,000,600

Illinois: 16.15%
Bolingbrook, Will & DuPage Counties IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2023	650,000	732,030
Champaign & Coles Counties IL Community College District #505 Series A (GO Revenue)	4.00	12-1-2018	1,015,000	1,035,818
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2025	3,380,000	2,470,814
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2026	4,030,000	2,816,809
Chicago IL Board of Education Series A (SIFMA Municipal Swap +0.83%) (GO Revenue) ±	2.54	3-1-2036	10,000,000	9,964,600
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2021	2,500,000	2,530,800
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2029	3,000,000	3,014,730
Chicago IL Board of Education Series C (GO Revenue)	5.25	12-1-2025	5,000,000	5,047,500
Chicago IL Board of Education Series F (GO Revenue)	5.00	12-1-2020	2,375,000	2,478,075
Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2029	10,000,000	6,339,900
Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2029	35,200,000	21,800,032
Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2030	12,800,000	7,529,216

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B (Tax Revenue, National Insured)	5.00%	12-15-2028	$1,945,000	$2,094,960
Chicago IL Metropolitan Reclamation Series B (GO Revenue)	5.00	12-1-2025	2,500,000	2,801,800
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2030	2,610,000	2,973,182
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2031	3,335,000	3,792,295
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	8,755,000	9,975,885
Chicago IL O’Hare International Airport Senior Lien Series B (Airport Revenue)	5.00	1-1-2030	8,000,000	9,298,400
Chicago IL O’Hare International Airport Third Lien Series A (Airport Revenue, AGM Insured)	5.00	1-1-2033	1,000,000	1,000,000
Chicago IL O’Hare International Airport Third Lien Series C (Airport Revenue, AGC Insured)	5.25	1-1-2025	4,075,000	4,336,819
Chicago IL O’Hare International Airport Third Lien Series F (Airport Revenue)	4.25	1-1-2021	735,000	770,420
Chicago IL Park District Series A (GO Revenue)	5.00	1-1-2036	2,250,000	2,396,385
Chicago IL Park District Series B (GO Revenue)	5.00	1-1-2021	3,765,000	4,064,318
Chicago IL Park District Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	1-1-2029	2,000,000	2,234,700
Chicago IL Park District Series C (GO Revenue)	5.00	1-1-2022	1,515,000	1,671,484
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2025	615,000	655,258
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2026	5,140,000	6,149,239
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2027	3,000,000	3,589,050
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2030	2,075,000	2,482,426
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2022	1,730,000	1,942,236
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2023	1,515,000	1,703,072
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2025	620,000	695,156
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2026	2,000,000	2,235,640
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2028	3,000,000	3,328,890
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2029	1,490,000	1,648,357
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2033	1,000,000	1,123,270
Chicago IL Series A (GO Revenue)	5.00	1-1-2025	750,000	821,393
Chicago IL Series A (GO Revenue)	5.00	1-1-2027	1,000,000	1,083,290
Chicago IL Series A (GO Revenue)	5.25	1-1-2022	3,820,000	3,827,525
Chicago IL Series A (GO Revenue)	5.25	1-1-2023	4,250,000	4,258,245
Chicago IL Series A (GO Revenue)	5.25	1-1-2028	1,660,000	1,662,739
Chicago IL Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2037	4,510,000	4,522,493
Chicago IL Series C (GO Revenue) ¤	0.00	1-1-2023	2,500,000	2,052,325
Chicago IL Series C (GO Revenue)	4.00	1-1-2020	1,505,000	1,550,722
Chicago IL Series C (GO Revenue)	5.00	1-1-2024	3,695,000	3,773,814
Chicago IL Series C (GO Revenue)	5.00	1-1-2026	5,000,000	5,541,150
Chicago IL Series G (GO Revenue, Ambac Insured)	5.00	12-1-2024	15,205,000	15,256,545
Chicago IL Series J (GO Revenue, Ambac Insured)	5.00	12-1-2023	310,000	311,051
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGC Insured)	5.25	6-1-2022	500,000	507,895
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5309-A (Transportation Revenue, AGC Insured)	6.00	6-1-2024	2,000,000	2,082,420
Chicago IL Transit Authority Sales Tax Receipts (Tax Revenue)	5.25	12-1-2027	2,600,000	2,857,634
Chicago IL Unrefunded Balance Bond (GO Revenue, AGM Insured)	5.00	1-1-2024	35,000	35,046
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2022	1,340,000	1,479,481
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2023	1,935,000	2,140,323
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2024	2,000,000	2,211,400
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2032	1,000,000	1,102,060

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00%	1-1-2033	$1,000,000	$1,098,050
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2034	1,000,000	1,095,760
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2025	1,250,000	1,385,563
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2027	1,295,000	1,417,196
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2028	1,250,000	1,363,063
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2030	3,000,000	3,244,770
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2031	3,200,000	3,450,496
Cook County IL Sales Tax Bond (Tax Revenue)	5.00	11-15-2033	4,000,000	4,765,360
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	7,240,000	7,868,939
Cook County IL Series A (GO Revenue)	5.25	11-15-2023	7,680,000	8,349,466
Cook County IL Series A (GO Revenue)	5.25	11-15-2024	2,200,000	2,432,716
Cook County IL Series B (GO Revenue)	5.00	11-15-2023	600,000	685,584
Cook County IL Series C (GO Revenue)	5.00	11-15-2021	1,460,000	1,616,424
Cook County IL Series C (GO Revenue)	5.00	11-15-2024	2,175,000	2,426,865
Cook County IL Series C (GO Revenue)	5.00	11-15-2025	2,450,000	2,719,451
DuPage, Cook & Will Counties IL Community College District #502 Series A (GO Revenue)	5.00	6-1-2022	2,650,000	2,972,108
Homer, Glen, Will & Cook Village Counties IL Series A (GO Revenue)	4.00	12-1-2019	1,000,000	1,040,560
Homer, Glen, Will & Cook Village Counties IL Series A (GO Revenue)	5.00	12-1-2021	1,015,000	1,072,195
Illinois Finance Authority Ann & Robert H. Laurie Children’s Hospital Project of Chicago (Health Revenue)	5.00	8-15-2034	1,000,000	1,175,320
Illinois Finance Authority Bradley University Project Series C (Education Revenue)	5.00	8-1-2032	1,250,000	1,441,000
Illinois Finance Authority Edward Elmhurst Healthcare Series A (Health Revenue)	5.00	1-1-2026	1,000,000	1,149,090
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50	4-1-2021	3,420,000	3,556,458
Illinois Finance Authority Wesleyan University (Education Revenue)	5.00	9-1-2026	680,000	798,320
Illinois Housing Development Authority Multifamily Housing University Village Apartments Series B (Housing Revenue)	1.33	2-1-2020	5,000,000	4,994,300
Illinois Junior Obligation (Tax Revenue)	5.00	6-15-2025	6,000,000	6,785,880
Illinois Regional Transportation Authority (Tax Revenue, AGM Insured)	5.75	6-1-2018	6,790,000	6,906,856
Illinois Regional Transportation Authority (Tax Revenue, National Insured)	6.50	7-1-2026	7,815,000	9,980,849
Illinois Sales Tax Revenue Build Illinois Bond (Tax Revenue)	5.00	6-15-2029	1,000,000	1,087,660
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2030	4,000,000	4,481,840
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2028	2,500,000	2,778,800
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,000,000	3,339,180
Illinois State (GO Revenue)	4.75	4-1-2020	2,650,000	2,665,476
Illinois State (GO Revenue, AGM Insured)	5.00	1-1-2023	2,450,000	2,588,058
Illinois State (GO Revenue, AGM Insured)	5.00	4-1-2026	5,000,000	5,638,200
Illinois State (Miscellaneous Revenue)	5.00	7-1-2023	5,065,000	5,439,152
Illinois State (Miscellaneous Revenue)	5.00	8-1-2024	1,000,000	1,059,870
Illinois State (Miscellaneous Revenue)	5.50	7-1-2026	2,300,000	2,534,163
Illinois State (Tax Revenue)	5.00	6-15-2018	825,000	836,806
Illinois State (Tax Revenue)	5.00	6-15-2023	16,150,000	18,487,067
Illinois State Series A (GO Revenue)	5.00	4-1-2023	4,500,000	4,820,625
Illinois State Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	2,500,000	2,798,800
Illinois State Series A (Tax Revenue)	5.00	1-1-2027	10,625,000	11,149,663
Illinois State Series B (Tax Revenue)	5.00	6-15-2018	175,000	177,751
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	1-1-2026	3,500,000	3,749,060
Kane, Cook & DuPage Counties IL School District #46 Prerefunded Balance Bond Series B (GO Revenue)	4.50	1-1-2024	1,170,000	1,290,276
Kane, Cook & DuPage Counties IL School District #46 Unrefunded Balance Bond Series B (GO Revenue)	4.50	1-1-2024	3,100,000	3,388,610

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Kendall, Kane & Will Counties IL Unified School District Series A (GO Revenue)	5.00%	2-1-2023	$1,000,000	$1,087,850
McHenry & Kane Counties IL Community Consolidated School District #158 (GO Revenue)	5.63	1-15-2031	2,000,000	2,222,120
McHenry & Lake Counties IL Community Consolidated School District #26 (GO Revenue, AGM Insured)	5.00	2-1-2020	1,455,000	1,538,793
Northern IIlinois Municipal Power Agency Prairie State Project Series A (Utilities Revenue, National Insured)	5.00	1-1-2021	2,740,000	2,740,000
Northern Illinois University Board of Trustees Auxiliary Facilities (Education Revenue, AGM Insured)	5.00	4-1-2019	1,000,000	1,029,910
Northern Illinois University Board of Trustees Certificate of Participation (Education Revenue, AGM Insured)	5.00	9-1-2022	1,325,000	1,440,620
Northern Illinois University Board of Trustees Certificate of Participation (Education Revenue, AGM Insured)	5.00	9-1-2024	1,000,000	1,112,240
Peoria IL Metropolitan Airport Authority Series D (Airport Revenue)	5.00	12-1-2027	2,250,000	2,730,848
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2023	4,040,000	4,666,160
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,000,000	1,173,690
Railsplitter IL Tobacco Settlement Authority (Tobacco Revenue)	5.00	6-1-2024	3,000,000	3,411,210
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	1,920,000	1,331,482
Springfield IL (GO Revenue)	5.00	12-1-2021	850,000	932,348
Springfield IL (GO Revenue)	5.00	12-1-2023	570,000	647,172
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2018	535,000	570,299
University of Illinois Auxiliary Facilities Systems (Education Revenue) ¤	0.00	4-1-2020	8,270,000	7,778,266
University of Illinois Board of Trustees Unrefunded Bond Certificate of Participation Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2020	955,000	958,056
Will County IL Community Unified School District CAB (GO Revenue, National Insured) ¤	0.00	11-1-2018	9,730,000	9,575,780

				404,851,657

Indiana: 2.16%
Indiana Bond Bank Special Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2022	1,545,000	1,723,247
Indiana Finance Authority Clean Water Act Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,035,000	1,214,272
Indiana Finance Authority Duke Energy Indiana Incorporated Series A-4 (Industrial Development Revenue, Sumitomo Mitsui Banking LOC) ø	1.72	12-1-2039	13,900,000	13,900,000
Indiana Finance Authority Parkview Health Project Prerefunded Bond (Health Revenue)	5.50	5-1-2024	3,690,000	3,873,245
Indiana Finance Authority Parkview Health Project Unrefunded Bond (Health Revenue)	5.50	5-1-2024	810,000	852,962
Indiana Finance Authority Stadium Project Series A (Miscellaneous Revenue)	5.25	2-1-2028	2,000,000	2,417,380
Indiana Finance Authority State Revolving Fund Program Series C (Miscellaneous Revenue)	5.00	2-1-2029	7,275,000	9,182,141
Indiana Finance Authority Wastewater Utilities CWA Authority Project Series A (Water & Sewer Revenue)	5.00	10-1-2030	2,315,000	2,722,324
Indiana HFFA Ascension Health Subordinated Credit Group Series A-3 (Health Revenue)	1.35	11-1-2027	2,755,000	2,715,548
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2027	760,000	930,818

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Indiana (continued)
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00%	1-1-2028	$1,000,000	$1,218,970
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2029	735,000	890,511
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2030	1,375,000	1,658,058
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2031	1,000,000	1,199,370
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2033	1,545,000	1,840,574
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2034	2,000,000	2,374,620
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2022	925,000	1,000,859
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2023	665,000	723,972
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2026	750,000	810,263
Mount Vernon IN School Building Corporation Prerefunded Balance Bond First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	265,000	265,318
Mount Vernon IN School Building Corporation Unrefunded Balance Bond First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	735,000	735,882
University of Southern Indiana Student Fee Series J (Education Revenue, AGC Insured)	5.00	10-1-2019	1,000,000	1,055,570
Valparaiso IN Multi-Schools Building Corporation (Miscellaneous Revenue)	5.00	7-15-2024	750,000	878,633

				54,184,537

Iowa: 0.60%
Altoona IA Annual Appropriation Urban Renewal Refunding Bond (GO Revenue)	5.00	6-1-2027	2,310,000	2,724,460
Iowa Higher Education Loan Authority Private College Facility RAN (Education Revenue)	1.00	9-1-2018	7,000,000	6,958,840
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2018	5,285,000	5,442,599

				15,125,899

Kansas: 0.24%
Kansas Development Finance Authority Agro-Defense Facility Series G (Miscellaneous Revenue)	5.00	4-1-2030	2,650,000	3,012,732
Kansas Development Finance Authority Health Facilities Series F (Health Revenue)	5.00	11-15-2021	1,300,000	1,449,968
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	3,980,000	1,446,053

				5,908,753

Kentucky: 0.45%
Kentucky EDFA Series B2 (1 Month LIBOR +0.90%) (Health Revenue) ±	1.83	2-1-2046	1,250,000	1,243,250
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2020	1,000,000	936,670
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2021	2,750,000	2,496,230
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2022	4,320,000	3,790,584
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2025	1,020,000	759,053
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	879,382

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Kentucky (continued)
University of Kentucky Certificate of Participation Master Street Lease #4 (Miscellaneous Revenue)	4.45%	6-18-2018	$1,245,734	$1,259,175

				11,364,344

Louisiana: 1.53%
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (Transportation Revenue, AGM Insured)	5.00	11-1-2031	1,000,000	1,192,380
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (Transportation Revenue, AGM Insured)	5.00	11-1-2032	1,000,000	1,188,440
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (Transportation Revenue, AGM Insured)	5.00	11-1-2033	1,000,000	1,185,290
Jefferson LA Sales Tax District Series B (Tax Revenue, AGM Insured)	5.00	12-1-2031	1,000,000	1,197,850
Jefferson LA Sales Tax District Series B (Tax Revenue, AGM Insured)	5.00	12-1-2032	1,000,000	1,194,010
Lafayette LA Communications System (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2025	1,500,000	1,767,390
Louisiana Correctional Facilities Corporation (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2019	1,000,000	1,053,130
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A (Water & Sewer Revenue)	5.00	2-1-2030	1,000,000	1,154,150
Louisiana Local Government Environmental Facilities and Community Development (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2028	1,500,000	1,841,850
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue)	5.00	7-1-2024	1,000,000	1,158,100
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue)	5.00	7-1-2025	600,000	697,482
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue)	5.00	7-1-2026	500,000	584,290
Louisiana Public Facilities Authority Loyola University Project (Education Revenue) ¤	0.00	10-1-2027	3,380,000	2,855,018
Louisiana Public Facilities Authority Loyola University Project (Education Revenue) ¤	0.00	10-1-2028	2,500,000	2,120,825
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2026	2,000,000	2,358,800
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2027	2,700,000	3,165,831
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2028	2,405,000	2,808,968
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2029	2,695,000	3,135,471
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2030	2,700,000	3,129,111
New Orleans LA Aviation Board North Terminal Project Series A (Airport Revenue)	5.00	1-1-2033	750,000	888,908
St. Bernard Parish LA Sales Tax Refunding Bond (Tax Revenue)	4.00	3-1-2023	3,405,000	3,676,481

				38,353,775

Maine: 0.24%
Maine Health and HEFAR University of New England Issue Series A (Education Revenue)	5.00	7-1-2029	1,015,000	1,209,373
Maine Health and HEFAR University of New England Issue Series A (Education Revenue)	5.00	7-1-2030	1,200,000	1,423,164
Maine Health and HEFAR University of New England Issue Series A (Education Revenue)	5.00	7-1-2032	1,415,000	1,666,502

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Maine (continued)
Maine Health and HEFAR University of New England Issue Series A (Education Revenue)	5.00%	7-1-2033	$1,485,000	$1,740,851

				6,039,890

Maryland: 1.65%
Howard County MD Downtown Columbia Project Series A (Tax Revenue) 144A	4.00	2-15-2028	500,000	519,310
Howard County MD Downtown Columbia Project Series A (Tax Revenue) 144A	4.13	2-15-2034	1,000,000	1,017,580
Maryland CDA Local Government Infrastructure Bond Series A-2 (Miscellaneous Revenue)	2.00	6-1-2022	460,000	458,648
Maryland CDA Waverly View Apartments Series G (Housing Revenue)	1.15	2-1-2019	5,000,000	4,965,550
Maryland Department of Housing & Community Development Calvin Mowbray & Stephen Camper Park Project Series E (Housing Revenue) 144A	1.35	1-1-2019	5,000,000	4,964,550
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	500,000	545,985
Maryland Series B (GO Revenue)	4.00	8-1-2023	5,000,000	5,595,300
Maryland Series B (GO Revenue)	4.00	8-1-2024	15,000,000	17,038,350
Maryland Series C (GO Revenue)	5.00	8-1-2022	2,975,000	3,404,174
Westminster MD Educational Facilities McDaniel College (Education Revenue)	5.00	11-1-2026	2,450,000	2,815,148

				41,324,595

Massachusetts: 1.61%
Boston MA Series A (GO Revenue)	5.00	4-1-2026	5,790,000	7,029,813
Massachusetts Consolidated Loan Series D (Miscellaneous Revenue)	1.05	8-1-2043	10,000,000	9,819,600
Massachusetts Consolidated Loan Series D (GO Revenue)	5.00	9-1-2028	10,000,000	12,049,900
Massachusetts Consolidated Loan Series I (Miscellaneous Revenue)	5.00	12-1-2030	2,570,000	3,137,739
Massachusetts Development Finance Agency Lasell College (Education Revenue)	5.00	7-1-2021	2,315,000	2,500,246
Massachusetts Development Finance Agency Merrimack College Series A (Education Revenue)	5.00	7-1-2021	1,035,000	1,137,827
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.55	4-15-2020	615,000	667,607
Massachusetts Educational Financing Authority Issue I (Education Revenue)	5.50	1-1-2018	2,000,000	2,000,000
Massachusetts HEFA Harvard University Series A (Education Revenue)	5.00	12-15-2029	1,890,000	2,013,625

				40,356,357

Michigan: 3.40%
Eaton Rapids MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,785,000	2,015,390
Flint MI International Academy (Education Revenue)	5.38	10-1-2022	2,270,000	2,271,090
Flint MI International Academy (Education Revenue)	5.50	10-1-2027	1,985,000	1,985,457
Great Lakes MI Water Authority Sewage Disposal System Series C (Water & Sewer Revenue)	5.00	7-1-2030	3,350,000	3,862,684
Hazel Park MI School District (GO Revenue, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,246,698
Kent County MI (GO Revenue)	5.00	1-1-2025	1,000,000	1,033,610
Kent County MI Limited Tax Capital Improvement Bond (GO Revenue)	5.00	6-1-2030	1,040,000	1,258,036
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2024	1,750,000	1,874,163
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2025	1,750,000	1,873,323
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2026	1,930,000	2,065,563
Michigan Finance Authority (Health Revenue)	5.00	11-15-2023	400,000	456,584

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Finance Authority (Health Revenue)	5.00%	11-15-2026	$800,000	$905,568
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	2,080,000	2,121,475
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	1,000,000	1,160,700
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	12,000,000	13,580,520
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2035	2,750,000	3,112,203
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2037	2,000,000	2,257,080
Michigan Finance Authority Local Government Loan Program Series F (Tax Revenue)	4.00	10-1-2024	3,000,000	3,125,940
Michigan Grant Anticipation Refunding Bond (Miscellaneous Revenue)	5.00	3-15-2025	3,000,000	3,569,610
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series F-2 (Health Revenue)	1.90	11-15-2047	6,570,000	6,549,370
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2018	1,075,000	1,076,731
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60	11-1-2018	215,000	215,224
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project (Miscellaneous Revenue)	5.25	10-15-2025	4,165,000	4,683,251
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue)	4.13	7-1-2045	11,500,000	11,622,475
Pinckney MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,370,398
Pinckney MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,896,306
Southfield MI 2015 Street Improvement (GO Revenue)	4.00	5-1-2025	1,490,000	1,665,209
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A (Airport Revenue)	5.00	12-1-2032	800,000	954,440
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A (Airport Revenue)	5.00	12-1-2034	600,000	716,982
Western Michigan University Board of Trustees (Education Revenue)	5.25	11-15-2027	600,000	698,394
Western Michigan University Board of Trustees (Education Revenue)	5.25	11-15-2029	1,000,000	1,161,600
Western Michigan University Board of Trustees (Education Revenue, AGM Insured)	5.25	11-15-2033	750,000	871,650

				85,257,724

Minnesota: 0.45%
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A-I (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	1.65	8-15-2037	6,760,000	6,760,000
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A-II (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	1.65	8-15-2037	2,000,000	2,000,000
St. Louis Park MN Nicollett Health Services Series C (Health Revenue)	5.50	7-1-2023	2,500,000	2,550,450

				11,310,450

Mississippi: 0.78%
Mississippi Development Bank Special Obligation Jackson Public School District Project Series A (Miscellaneous Revenue)	5.00	4-1-2020	1,000,000	1,067,770
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.00	12-1-2023	1,145,000	1,378,569

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Mississippi (continued)
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Miscellaneous Revenue, AGM Insured)	5.00%	9-1-2030	$10,000,000	$11,051,400
Mississippi Development Bank Special Obligation Walnut Grove Correctional Facility Project (Miscellaneous Revenue)	5.00	8-1-2026	5,000,000	6,045,400

				19,543,139

Missouri: 0.43%
Belton MO School District #124 Missouri Direct Deposit Program Project (GO Revenue)	5.00	3-1-2026	750,000	913,583
Belton MO School District #124 Missouri Direct Deposit Program Project (GO Revenue)	5.50	3-1-2029	400,000	514,716
Kansas City MO Municipal Assistance Corporation Series B-1 (Miscellaneous Revenue, Ambac Insured) ¤	0.00	4-15-2022	3,640,000	3,253,214
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	280,000	279,930
Missouri HEFA Webster University Project (Education Revenue)	5.00	4-1-2027	2,155,000	2,552,210
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2032	1,500,000	1,733,235
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2034	1,000,000	1,149,910
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.00	7-1-2019	415,000	441,348

				10,838,146

Nebraska: 0.12%
Lincoln County NE Hospital Authority Great Plains Regional Medical Center (Health Revenue)	5.00	11-1-2024	1,000,000	1,106,130
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	4-1-2019	500,000	520,980
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,290,000	1,451,585

				3,078,695

Nevada: 1.38%
Clark County NV Airport Series C (Airport Revenue, AGM Insured)	5.00	7-1-2023	5,600,000	5,878,376
Clark County NV Airport Series D (Airport Revenue)	5.00	7-1-2024	2,750,000	2,924,433
Clark County NV Refunding Bond (GO Revenue)	5.00	6-1-2030	3,905,000	4,770,387
Clark County NV Refunding Bond Series B (GO Revenue)	5.00	11-1-2028	5,000,000	6,113,100
Clark County NV Water Reclamation District (GO Revenue)	5.00	7-1-2027	4,155,000	4,989,740
Clark County NV Water Reclamation District Series A (GO Revenue)	5.25	7-1-2038	2,880,000	3,037,680
Las Vegas NV Series A (GO Revenue)	5.00	5-1-2031	1,985,000	2,301,409
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2019	685,000	696,186
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2020	575,000	590,289
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2021	750,000	774,870
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.25	6-1-2024	200,000	207,146
Las Vegas NV Valley Water District Series B (GO Revenue)	5.00	6-1-2030	1,945,000	2,357,748

				34,641,364

New Hampshire: 0.05%
New Hampshire HFA Single Family Mortgage Acquisition Series E & F (Housing Revenue)	4.80	7-1-2028	1,310,000	1,344,361

New Jersey: 3.97%
Essex County NJ Import Authority Series A (Miscellaneous Revenue)	6.00	11-1-2025	5,000,000	5,362,750
Middlesex County NJ (GO Revenue)	2.00	6-1-2024	1,845,000	1,856,070
Montclair NJ General Improvement Refunding Bond Series A (GO Revenue)	4.00	3-1-2024	500,000	560,765

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	21

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
Montclair NJ School Refunding Bond Series B (GO Revenue)	4.00%	3-1-2026	$500,000	$574,130
New Jersey EDA Cigarette Tax Refunding Bond (Tobacco Revenue)	5.00	6-15-2021	2,500,000	2,733,050
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue)	5.00	7-1-2033	2,500,000	2,770,875
New Jersey EDA Prerefunded Bond (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	540,000	673,607
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2021	10,015,000	10,704,933
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2023	3,000,000	3,311,970
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2026	9,830,000	10,718,927
New Jersey EDA Series XX (Miscellaneous Revenue)	5.00	6-15-2022	5,020,000	5,481,187
New Jersey EDA Unrefunded Bond (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	2,320,000	2,727,879
New Jersey Educational Facilities Authority (Miscellaneous Revenue)	5.00	6-15-2026	3,015,000	3,340,077
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2019	9,860,000	10,253,907
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, National Insured)	5.50	3-1-2022	1,755,000	2,016,442
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2020	4,000,000	4,235,200
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	1,305,000	1,407,978
New Jersey TTFA Series A (Miscellaneous Revenue)	5.25	6-15-2024	1,695,000	1,848,126
New Jersey TTFA Series A (Miscellaneous Revenue)	5.25	6-15-2025	2,000,000	2,180,000
New Jersey TTFA Series A-1 and A-2 (Transportation Revenue)	5.00	6-15-2022	4,750,000	5,205,145
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	2,500,000	2,764,550
New Jersey TTFA Unrefunded Balance Bond (Transportation Revenue, National Insured)	5.25	12-15-2021	6,000,000	6,626,400
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S (Airport Revenue)	5.00	1-1-2028	2,130,000	2,387,389
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S (Airport Revenue)	5.00	1-1-2029	2,200,000	2,452,736
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2022	1,630,000	1,836,472
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,775,000	2,061,112
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,860,000	2,186,021
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,000,000	1,186,310

				99,464,008

New Mexico: 0.74%
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12 (GO Revenue)	5.00	8-1-2025	400,000	483,984
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12 (GO Revenue)	5.00	8-1-2026	1,205,000	1,481,162
Albuquerque, Bernalillo County NM Water Utility Authority Series B (Water & Sewer Revenue)	5.00	7-1-2024	1,000,000	1,186,550
Clayton NM Jail Project Improvement & Refunding Bonds (Miscellaneous Revenue, National Insured)	5.00	11-1-2028	9,265,000	10,681,526
Clayton NM Jail Project Improvement & Refunding Bonds (Miscellaneous Revenue, National Insured)	5.00	11-1-2029	1,000,000	1,148,340
New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.63	9-1-2025	930,000	963,964
New Mexico Mortgage Finance Authority SFMR Class I Series B (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	355,000	379,310
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Series B (1 Month LIBOR +0.75%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.66	11-1-2039	2,250,000	2,248,043

				18,572,879

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York: 9.22%
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1 (Education Revenue)	5.00%	7-1-2027	$685,000	$802,745
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1 (Education Revenue)	5.00	7-1-2030	365,000	422,345
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	5.89	2-1-2032	2,745,000	2,769,815
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	6.24	2-1-2047	1,750,000	1,765,558
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	2,720,000	2,937,600
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2022	790,000	876,853
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2023	645,000	731,256
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2024	905,000	1,046,877
Monroe County NY Industrial Development Corporation Revenue St. John Fisher College Project Series A (Education Revenue)	5.00	6-1-2020	2,125,000	2,286,798
Nassau NY Water Authority Series A (Water & Sewer Revenue)	5.00	4-1-2027	350,000	414,771
Nassau NY Water Authority Series A (Water & Sewer Revenue)	5.00	4-1-2028	300,000	353,100
Nassau NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2024	400,000	468,564
Nassau NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2026	755,000	898,609
New York Convention Center Development Corporation (Tax Revenue)	5.00	11-15-2028	8,000,000	9,584,240
New York Dormitory Authority Interagency Council Pooled Loan Series A-1 (Miscellaneous Revenue)	4.00	7-1-2019	740,000	766,795
New York Dormitory Authority Mount Sinai School of Medicine (Education Revenue)	5.50	7-1-2022	2,000,000	2,114,720
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (3 Month LIBOR +0.73%) (Health Revenue) ±	1.65	5-1-2018	405,000	405,057
New York Dormitory Authority Series 2016-A (Tax Revenue)	5.00	3-15-2028	5,000,000	6,004,750
New York Dormitory Authority Series 2017-A (Tax Revenue)	5.00	2-15-2031	10,000,000	12,108,200
New York Dormitory Authority Series A (Tax Revenue)	5.00	2-15-2031	3,000,000	3,611,580
New York Dormitory Authority Series B (Tax Revenue, Ambac Insured)	5.50	3-15-2025	3,885,000	4,804,191
New York Dormitory Authority Series D (Miscellaneous Revenue)	5.00	10-1-2031	2,005,000	2,428,316
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	3,675,000	3,769,411
New York Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured)	4.50	8-1-2018	1,030,000	1,041,897
New York Metropolitan Transportation Authority Dedicated Tax Fund Series A (Tax Revenue)	5.00	11-15-2024	6,010,000	6,896,114
New York Metropolitan Transportation Authority Series A (Transportation Revenue)	5.00	11-15-2030	4,010,000	4,559,129
New York Metropolitan Transportation Authority Series C (Transportation Revenue)	5.25	11-15-2028	5,000,000	6,063,750
New York Metropolitan Transportation Authority Series C (Transportation Revenue)	5.25	11-15-2029	11,100,000	13,434,885
New York Metropolitan Transportation Authority Series C (Transportation Revenue)	5.25	11-15-2030	8,350,000	10,086,383
New York Metropolitan Transportation Authority Series C (Transportation Revenue)	5.25	11-15-2031	4,500,000	5,417,865
New York Metropolitan Transportation Authority Series C-1 (Transportation Revenue)	5.00	11-15-2031	8,000,000	9,767,200
New York Metropolitan Transportation Authority Series D (Transportation Revenue)	5.00	11-15-2027	2,000,000	2,320,400
New York Metropolitan Transportation Authority Series F (Transportation Revenue)	5.00	11-15-2025	2,490,000	3,007,024
New York Metropolitan Transportation Authority Series F (Transportation Revenue)	5.00	11-15-2028	2,450,000	2,795,279
New York Metropolitan Transportation Authority Subordinate Series D-2 (Transportation Revenue, Landesbank Hessen-Thüringen LOC) ø	2.00	11-1-2035	3,000,000	3,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	23

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York NY Municipal Water Finance Authority Fiscal 2009 Subordinate Series BB-1 (Water & Sewer Revenue, Landesbank Hessen-Thüringen SPA) ø	1.85%	6-15-2039	$14,550,000	$14,550,000
New York NY Municipal Water Finance Authority Fiscal 2015 Series GG (Water & Sewer Revenue)	5.00	6-15-2029	1,645,000	1,966,137
New York NY Series B (GO Revenue)	5.00	12-1-2032	2,000,000	2,400,700
New York NY Series C (GO Revenue)	5.00	8-1-2031	5,000,000	5,852,150
New York NY Series C & D (GO Revenue)	5.00	8-1-2028	3,000,000	3,611,130
New York NY Series J-4 (SIFMA Municipal Swap +0.55%) (GO Revenue) ±	2.26	8-1-2025	10,000,000	9,999,800
New York NY Transitional Finance Authority Building Aid Bond Series S-1 (Miscellaneous Revenue)	5.00	7-15-2032	2,500,000	3,017,800
New York NY Transitional Finance Authority Prerefunded Balance Bond Series A (Tax Revenue)	5.00	5-1-2023	2,875,000	3,005,956
New York NY Transitional Finance Authority Series B (Tax Revenue)	5.00	8-1-2027	1,115,000	1,320,193
New York NY Transitional Finance Authority Series C (Tax Revenue)	5.00	11-1-2027	5,000,000	5,991,200
New York NY Transitional Finance Authority Subordinate Series A-2 (Tax Revenue, Dexia Credit Local LIQ) ø	1.82	11-1-2022	5,810,000	5,810,000
New York NY Transitional Finance Authority Subordinate Series B-1 (Tax Revenue)	5.00	11-1-2028	1,000,000	1,203,490
New York NY Transitional Finance Authority Subordinate Series B-3 (Tax Revenue, Barclays Bank plc SPA) ø	1.78	11-1-2042	10,000,000	10,000,000
New York NY Trust for Cultural Resources Series A-1 (Miscellaneous Revenue)	5.00	7-1-2031	2,475,000	2,692,775
New York NY Water Finance Authority Series DD (Water & Sewer Revenue)	5.25	6-15-2047	1,750,000	2,119,705
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2031	3,815,000	4,450,083
New York Urban Development Corporation Personal income Tax Series A (Tax Revenue)	5.00	3-15-2032	5,000,000	5,958,150
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC Insured)	5.50	1-1-2019	3,000,000	3,117,090
New York Utility Debt Securitization Authority (Utilities Revenue)	5.00	12-15-2032	1,250,000	1,462,425
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2020	1,160,000	1,241,200
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2022	1,350,000	1,509,341
Port Authority New York & New Jersey Special Obligation (Airport Revenue)	5.00	12-1-2020	4,500,000	4,816,485
Suffolk NY Public Improvement Serial Bond Series A (GO Revenue, AGM Insured)	3.00	6-1-2019	1,180,000	1,199,305
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	4.00	6-1-2022	420,000	457,703
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	5.00	6-1-2023	500,000	563,925
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	9-1-2020	1,430,000	1,542,527
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, AGC Insured)	5.00	4-1-2018	225,000	226,555
Yonkers NY Series A (GO Revenue, AGM Insured)	5.00	10-1-2024	1,000,000	1,118,040

				230,965,942

North Carolina: 0.18%
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2022	250,000	283,535
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2023	1,000,000	1,159,060
North Carolina Grant Anticipation Vehicle Bond (Miscellaneous Revenue)	5.00	3-1-2029	2,470,000	2,922,232
Onslow County NC Limited Obligation Series A (Miscellaneous Revenue)	4.00	6-1-2022	90,000	97,920

				4,462,747

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

North Dakota: 0.01%
North Dakota Housing Finance Agency Series D (Housing Revenue)	4.50%	1-1-2029	$350,000	$358,432

Ohio: 1.38%
Cincinnati OH City School District Improvement Project Certificate of Participation (Miscellaneous Revenue)	5.00	12-15-2024	4,815,000	5,635,428
Cincinnati OH City School District Improvement Project Certificate of Participation (Miscellaneous Revenue)	5.00	12-15-2025	2,095,000	2,479,998
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	500,000	596,730
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	600,000	712,260
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2028	1,250,000	1,485,850
Cleveland OH Subordinate Lien Income Tax Refunding Bond Series B-1 (Tax Revenue)	5.00	10-1-2030	2,500,000	2,999,125
Columbus OH Various Purposes Series 2 (GO Revenue)	5.00	7-1-2026	1,775,000	2,185,984
JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A (Miscellaneous Revenue)	5.00	1-1-2022	2,500,000	2,800,850
Kent University OH General Receipts Series B (Education Revenue, AGC Insured)	5.00	5-1-2018	1,165,000	1,178,596
Ohio Air Quality Development Authority Series B (Industrial Development Revenue)	3.63	10-1-2033	1,750,000	773,850
Ohio Air Quality Development Authority Series B (Industrial Development Revenue)	3.63	12-1-2033	2,500,000	1,105,425
Ohio Building Authority Series A (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,105,780
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1 (Transportation Revenue)	5.25	2-15-2029	1,000,000	1,152,560
Ohio Water Development Authority Pollution Control First Energy Nuclear Generation Project Series A (Water & Sewer Revenue)	3.75	6-1-2033	10,000,000	4,421,700
Ohio Water Development Authority Pollution Control First Energy Nuclear Generation Project Series B (Industrial Development Revenue)	3.63	10-1-2033	3,150,000	1,392,930
Ohio Water Development Authority Pollution Control FirstEnergy Nuclear Generation Project (Industrial Development Revenue)	3.75	7-1-2033	3,000,000	1,326,480
Ohio Water Development Authority Pollution Control Series A (Water & Sewer Revenue)	5.00	12-1-2031	1,000,000	1,222,550
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	895,000	896,897
Summit County OH Port Authority University of Akron Student Housing Project Prerefunded Bond (Education Revenue)	5.25	1-1-2024	685,000	756,548
Summit County OH Port Authority University of Akron Student Housing Project Unrefunded Bond (Education Revenue)	5.25	1-1-2024	315,000	344,037

				34,573,578

Oklahoma: 3.26%
Cache OK Educational Facilities Authority Cache Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2024	2,905,000	3,398,501
Cache OK Educational Facilities Authority Cache Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2025	3,055,000	3,631,265
Canadian County OK Education Facilities Authority Mustang Public Schools Project (Miscellaneous Revenue)	4.00	9-1-2024	1,725,000	1,915,233
Canadian County OK Education Facilities Authority Mustang Public Schools Project (Miscellaneous Revenue)	4.00	9-1-2025	1,110,000	1,243,478
Canadian County OK Education Facilities Authority Mustang Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2028	2,180,000	2,603,857
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2026	1,000,000	1,195,930

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	25

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma (continued)
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00%	12-1-2027	$1,000,000	$1,188,030
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2028	1,285,000	1,521,016
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2022	2,595,000	2,807,349
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2023	1,010,000	1,088,659
Cleveland County OK Educational Facilities Authority Noble Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2027	700,000	849,352
Cleveland County OK Educational Facilities Authority Noble Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2028	400,000	482,296
Cleveland County OK Educational Facilities Authority Noble Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2029	250,000	300,015
Cleveland County OK Educational Facilities Authority Noble Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2030	625,000	746,506
Cleveland County OK Educational Facilities Authority Noble Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2031	675,000	802,433
Comanche County OK Educational Facilities Authority Elgin Public Schools Project Series A (Miscellaneous Revenue)	5.00	12-1-2032	1,600,000	1,901,248
Creek County OK Educational Facilities Sapulpa Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2023	3,000,000	3,465,480
Cushing OK Educational Facilities Authority (Miscellaneous Revenue)	5.00	9-1-2022	2,210,000	2,502,560
Dewey County OK Educational Facilities Authority Seiling Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2026	1,230,000	1,474,450
Dewey County OK Educational Facilities Authority Seiling Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2027	1,240,000	1,472,599
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2018	820,000	838,245
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2019	860,000	905,253
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2020	455,000	488,106
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2026	1,000,000	1,158,930
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2027	1,245,000	1,436,344
Grady County OK Educational Facilities Tuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2023	1,000,000	1,155,160
Grady County OK Educational Facilities Tuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2024	1,075,000	1,262,706
Grady County OK Educational Facilities Tuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2025	500,000	596,640
Grady County OK Educational Facilities Tuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2028	1,160,000	1,380,609
McGee Creek OK Authority (Water & Sewer Revenue, National Insured)	6.00	1-1-2023	1,120,000	1,214,741
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2020	1,000,000	1,067,670
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2021	1,000,000	1,088,010
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2022	1,000,000	1,107,000
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2026	1,495,000	1,790,352
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2027	1,140,000	1,362,528
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2028	1,265,000	1,506,969
Oklahoma Development Finance Authority (Miscellaneous Revenue)	4.00	6-1-2023	1,270,000	1,404,442
Oklahoma Development Finance Authority (Miscellaneous Revenue)	5.00	6-1-2023	1,230,000	1,423,799

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma (continued)
Oklahoma Development Finance Authority Higher Education Master Real Property Series B (Miscellaneous Revenue)	4.00%	6-1-2024	$1,270,000	$1,419,670
Oklahoma Turnpike Authority Second Senior Series B (Transportation Revenue, Royal Bank of Canada SPA) ø	1.75	1-1-2028	11,765,000	11,765,000
Tulsa County OK Industrial Authority Educational Facilities Glenpool Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2025	1,280,000	1,527,398
Tulsa County OK Industrial Authority MFHR Quail Creek Villa (Housing Revenue)	1.30	5-1-2020	3,700,000	3,691,157
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2019	1,500,000	1,558,860
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2021	1,185,000	1,267,381
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2022	520,000	556,026
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2025	1,200,000	1,282,260
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2026	1,250,000	1,335,375
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2027	1,000,000	1,068,060
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2028	500,000	533,420

				81,782,368

Oregon: 0.36%
Medford OR Hospital Facilities Authority (Health Revenue)	5.00	10-1-2020	1,155,000	1,256,421
Oregon Facilities Authority Samaritan Health Services Project Series A (Health Revenue)	5.00	10-1-2026	1,500,000	1,761,945
Washington County OR Full Faith & Credit Obligations Series B (GO Revenue)	5.00	3-1-2022	5,345,000	6,045,997

				9,064,363

Pennsylvania: 9.63%
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2024	1,500,000	1,611,750
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2025	1,500,000	1,608,570
Allegheny County PA Hospital Development Authority Series B (Health Revenue, National Insured)	6.00	7-1-2025	2,605,000	3,273,209
Allegheny County PA Moon Area School District Series A (GO Revenue)	5.00	11-15-2024	3,400,000	3,996,462
Allegheny County PA Series 72 (GO Revenue)	5.25	12-1-2033	4,000,000	4,593,760
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series B (Industrial Development Revenue)	3.50	12-1-2035	5,000,000	2,210,850
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	3.21	11-1-2039	10,000,000	10,176,900
Bucks County PA Water & Sewer Authority Water System (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2026	2,400,000	2,692,608
Central Dauphin PA School District (GO Revenue)	5.00	2-1-2029	825,000	988,969
Central Dauphin PA School District (GO Revenue)	5.00	2-1-2030	1,110,000	1,323,975
Central Greene PA School District Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	2-15-2019	865,000	897,991
Chester County PA IDA Collegium Charter School Project Series A (Education Revenue)	5.00	10-15-2027	1,500,000	1,595,445
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2025	1,340,000	1,529,744
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2026	1,370,000	1,561,184

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	27

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00%	1-1-2027	$1,225,000	$1,387,631
Delaware County PA Vocational & Technical School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	2,000,000	2,262,860
Johnstown PA School District (GO Revenue, AGM Insured)	5.00	8-1-2024	2,730,000	3,006,413
Lancaster County PA Solid Waste Management Authority Series A (Resource Recovery Revenue)	5.25	12-15-2028	5,665,000	6,477,474
Lycoming County PA Authority Pennsylvania College of Technology (Education Revenue)	5.50	7-1-2026	4,000,000	4,473,120
Northampton County PA General Purpose Authority College Refunding Bond (Education Revenue)	5.00	11-1-2027	1,000,000	1,232,300
Northeastern Pennsylvania Hospital & Education Authority Series A (Education Revenue)	5.00	3-1-2026	515,000	603,688
Northeastern Pennsylvania Hospital & Education Authority Series A (Education Revenue)	5.00	3-1-2028	660,000	762,128
Pennsylvania Capital Region Water Sewer System (Water & Sewer Revenue)	5.00	7-15-2030	1,180,000	1,413,345
Pennsylvania Certificate of Participation Retained Basic Lease Payment (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2022	3,015,000	3,349,876
Pennsylvania Certificate of Participation Retained Basic Lease Payment (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2023	1,900,000	2,142,858
Pennsylvania Certificate of Participation Retained Basic Lease Payment (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2024	1,660,000	1,896,550
Pennsylvania HEFAR Series AQ (Education Revenue)	5.00	6-15-2023	6,090,000	7,001,734
Pennsylvania HEFAR Series AR (Education Revenue)	5.00	6-15-2025	1,000,000	1,189,150
Pennsylvania HEFAR Series AS (Education Revenue)	5.00	6-15-2025	1,575,000	1,872,911
Pennsylvania HEFAR Series AS (Education Revenue)	5.00	6-15-2027	2,190,000	2,636,125
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2019	880,000	902,660
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2020	590,000	610,225
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2022	1,310,000	1,363,998
Pennsylvania Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	1,460,000	1,577,983
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2021	500,000	533,065
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2022	1,000,000	1,063,780
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2020	5,600,000	5,929,952
Pennsylvania Public School Building Authority (Education Revenue)	5.00	5-1-2023	2,185,000	2,505,124
Pennsylvania Public School Building Authority (Education Revenue)	5.00	6-15-2025	2,265,000	2,635,984
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2029	1,000,000	1,072,910
Pennsylvania Public School Building Authority Series A (Miscellaneous Revenue, AGM Insured, Citibank NA LIQ) ø144A	1.86	12-1-2023	5,000,000	5,000,000
Pennsylvania Public School Building Authority Series B (Miscellaneous Revenue, AGM Insured)	5.00	6-1-2029	2,000,000	2,362,820
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,250,000	1,464,500
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,250,000	1,458,413
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,250,000	1,454,088
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,172,105
Pennsylvania Series 2 (GO Revenue)	5.00	4-15-2023	2,000,000	2,087,820

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania State Public School Building Authority City of Harrisburg Project Series A (Miscellaneous Revenue, AGM Insured)	5.00%	12-1-2028	$3,500,000	$4,170,355
Pennsylvania State Public School Building Authority City of Harrisburg Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2033	4,425,000	5,168,931
Pennsylvania State Public School Building Authority Chester Upland School District Project Series B (Miscellaneous Revenue)	5.25	9-15-2030	2,000,000	2,343,120
Pennsylvania State Public School Building Authority Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2024	2,000,000	2,185,740
Pennsylvania Turnpike Commission Motor License Fund-Enhanced Refunding Bond (Transportation Revenue)	5.00	6-1-2027	1,000,000	1,205,680
Pennsylvania Turnpike Commission Motor License Fund-Enhanced Refunding Bond (Transportation Revenue)	5.00	6-1-2028	1,500,000	1,794,630
Pennsylvania Turnpike Commission Refunding Bond (Transportation Revenue)	5.00	12-1-2033	3,780,000	4,386,690
Pennsylvania Turnpike Commission Subordinate Series B (Transportation Revenue)	5.00	6-1-2029	690,000	806,424
Pennsylvania Turnpike Commission Subordinate Series B (Transportation Revenue)	5.00	6-1-2032	5,000,000	5,792,300
Pennsylvania Turnpike Commission Subordinate Series C (Transportation Revenue, AGM Insured)	6.25	6-1-2033	1,350,000	1,717,740
Pennsylvania Turnpike Commission Subordinate Series E (Transportation Revenue)	6.38	12-1-2038	2,000,000	2,553,220
Philadelphia PA (GO Revenue, AGM Insured)	5.00	8-1-2025	7,000,000	8,291,290
Philadelphia PA IDA (Education Revenue)	6.13	6-15-2023	1,135,000	1,232,939
Philadelphia PA IDA (Education Revenue)	5.88	6-15-2022	850,000	904,740
Philadelphia PA IDA (Education Revenue)	7.00	5-1-2026	740,000	795,604
Philadelphia PA IDA Master Charter School Aid (Education Revenue)	5.00	8-1-2020	320,000	334,410
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	6.25	5-1-2021	235,000	250,101
Philadelphia PA Municipal Authority Juvenile Justice Services Center (Miscellaneous Revenue)	5.00	4-1-2031	3,630,000	4,215,338
Philadelphia PA Municipal Authority Juvenile Justice Services Center (Miscellaneous Revenue)	5.00	4-1-2034	1,800,000	2,066,742
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	8,065,000	8,221,864
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2021	2,200,000	2,403,302
Philadelphia PA School District Refunding Bond Series D (GO Revenue)	5.00	9-1-2022	3,750,000	4,161,675
Philadelphia PA School District Refunding Bond Series E (GO Revenue)	5.25	9-1-2021	1,490,000	1,594,404
Philadelphia PA School District Refunding Bond Series F (GO Revenue)	5.00	9-1-2028	5,000,000	5,716,550
Philadelphia PA School District Refunding Bond Series F (GO Revenue)	5.00	9-1-2029	5,000,000	5,675,900
Philadelphia PA School District Refunding Bond Series F (GO Revenue)	5.00	9-1-2031	1,240,000	1,392,656
Philadelphia PA School District Refunding Bond Series F (GO Revenue)	5.00	9-1-2032	1,000,000	1,118,330
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2024	1,000,000	1,161,940
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2026	3,000,000	3,452,040
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2027	1,500,000	1,804,860
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2033	2,000,000	2,365,520
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2028	2,590,000	3,003,856
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2029	4,410,000	5,106,648
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2032	4,380,000	5,032,138
Philadelphia PA Water and Wastewater Bond Series B (Water & Sewer Revenue)	5.00	11-1-2027	1,535,000	1,887,037
Philadelphia PA Water and Wastewater Bond Series B (Water & Sewer Revenue)	5.00	11-1-2033	1,760,000	2,100,595
Pittsburgh PA Moon Area School District Series A (GO Revenue)	5.00	11-15-2029	1,000,000	1,170,570
Pittsburgh PA Series A (GO Revenue)	4.00	9-1-2022	1,000,000	1,090,430
Pittsburgh PA Series A (GO Revenue)	5.00	9-1-2022	2,060,000	2,338,594
Pittsburgh PA Series A (GO Revenue)	5.00	9-1-2023	3,810,000	4,301,681

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	29

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Reading Berks PA Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.00%	11-1-2026	$1,000,000	$1,176,110
Reading PA School District (GO Revenue)	5.00	4-1-2021	3,120,000	3,386,916
Reading PA School District (GO Revenue, AGM Insured)	5.00	3-1-2037	2,000,000	2,314,780
Reading PA School District (GO Revenue, AGM Insured)	5.00	3-1-2038	1,735,000	2,005,070
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue)	5.00	3-1-2028	725,000	895,817
York County PA School of Technology Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	2-15-2024	1,590,000	1,844,432
York County PA School of Technology Series B (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	2-15-2027	800,000	940,440
York County PA School of Technology Series B (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	2-15-2029	500,000	582,410

				241,427,566

Rhode Island: 0.09%
Providence RI Series A (GO Revenue, AGM Insured)	4.00	1-15-2018	2,115,000	2,116,755

South Carolina: 1.42%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	39,781	39,781
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,101,990
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2022	1,250,000	1,403,388
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2025	1,000,000	1,172,930
Piedmont SC Municipal Power Agency Prerefunded Bond Series A-3 (Utilities Revenue)	5.25	1-1-2019	965,000	965,000
Piedmont SC Municipal Power Agency Unrefunded Bond Series A-3 (Utilities Revenue)	5.25	1-1-2019	2,535,000	2,535,000
Scago SC Educational Facilities Corporation For Sumter County School District #17 (Miscellaneous Revenue)	4.00	12-1-2019	1,000,000	1,033,680
Scago SC Educational Facilities Corporation For Sumter County School District #17 (Miscellaneous Revenue)	5.00	12-1-2022	1,720,000	1,925,127
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10-1-2024	2,170,000	2,259,686
South Carolina Jobs EDA East Point Academy Project Series A (Education Revenue) 144A	2.25	5-1-2019	2,875,000	2,858,181
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2028	700,000	833,350
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2030	1,885,000	2,230,879
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2031	2,155,000	2,543,740
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,078,430
South Carolina Public Service Authority Series A (Miscellaneous Revenue)	5.00	12-1-2033	10,800,000	12,438,252
University of South Carolina Athletic Facilities Series A (Education Revenue)	5.00	5-1-2027	855,000	1,037,688

				35,457,102

South Dakota: 0.04%
Rapid City SD Airport Project (Airport Revenue)	6.25	12-1-2026	920,000	999,092

Tennessee: 0.79%
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project (Housing Revenue)	5.00	10-1-2023	750,000	858,360
Franklin County TN HEFA (Education Revenue)	4.00	9-1-2024	250,000	268,448
Franklin County TN HEFA (Education Revenue)	5.00	9-1-2030	560,000	624,092

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tennessee (continued)
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, National Insured)	5.50%	8-15-2019	$235,000	$244,116
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	4.00	5-1-2048	14,000,000	15,333,780
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	1,400,000	1,432,508
White County TN (GO Revenue)	4.05	6-1-2020	1,010,000	1,054,491

				19,815,795

Texas: 9.38%
Austin TX Airport System Travis, William and Hays Counties Series A (Airport Revenue)	5.00	11-15-2046	1,000,000	1,166,520
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2023	3,805,000	4,448,349
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2024	3,970,000	4,738,394
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2025	2,050,000	2,485,236
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2026	1,450,000	1,751,035
Austin TX Refunding Bond (Utilities Revenue, National Insured)	5.25	5-15-2025	1,400,000	1,645,392
Bexar County TX Combination Tax Certificate of Obligation (GO Revenue)	5.00	6-15-2024	1,000,000	1,190,010
Bexar County TX Limited Tax Refunding Bond (GO Revenue)	5.00	6-15-2026	2,140,000	2,600,464
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2026	2,190,000	2,618,386
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2029	1,500,000	1,779,465
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2030	2,500,000	2,954,250
Central Texas Regional Mobility Authority Prerefunded Bond Senior Lien (Transportation Revenue)	5.75	1-1-2019	985,000	1,025,966
Central Texas Regional Mobility Authority Series B (Transportation Revenue)	5.00	1-1-2045	8,000,000	8,678,880
Central Texas Regional Mobility Authority Unrefunded Bond Senior Lien (Transportation Revenue)	5.75	1-1-2019	325,000	337,792
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2023	1,350,000	1,559,520
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2026	1,000,000	1,207,640
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2027	1,300,000	1,565,122
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2023	1,395,000	1,597,554
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2026	1,000,000	1,179,170
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2030	1,130,000	1,309,907
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2031	1,000,000	1,145,890
Cypress-Fairbanks TX Independent School District Series B-2 (GO Revenue)	3.00	2-15-2040	11,260,000	11,357,624
Dallas County TX Combination Tax and Parking Garage Certification of Obligation (GO Revenue)	5.00	8-15-2024	5,600,000	6,636,224
Dallas County TX Combination Tax and Parking Garage Certification of Obligation (GO Revenue)	5.00	8-15-2025	3,235,000	3,907,265
Del Rio TX Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2023	720,000	790,394
Del Rio TX Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2024	745,000	826,645
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2023	1,990,000	2,323,942
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2024	1,145,000	1,365,206
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2025	1,000,000	1,194,360
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2030	1,000,000	1,185,560
El Paso County TX Hospital District (GO Revenue)	5.00	8-15-2028	2,045,000	2,301,034
El Paso County TX Refunding Bond Series A (GO Revenue)	5.00	2-15-2031	2,000,000	2,352,340
El Paso County TX Refunding Bond Series A (GO Revenue)	5.00	2-15-2032	2,120,000	2,485,022
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	4.00	3-1-2026	755,000	849,360
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2020	650,000	695,312

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	31

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00%	3-1-2022	$1,000,000	$1,127,290
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2023	620,000	713,719
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2024	1,660,000	1,952,542
Fort Worth TX Independent School District Unlimited Tax Refunding and School Building Bond (GO Revenue)	5.00	2-15-2026	3,000,000	3,656,070
Galveston TX Wharves & Terminal (Airport Revenue)	5.00	2-1-2026	2,000,000	2,123,380
Georgetown TX Independent School District (GO Revenue)	2.00	8-1-2034	1,630,000	1,633,162
Harris County TX Flood Control District Series A (GO Revenue)	5.00	10-1-2025	1,500,000	1,803,525
Harris County TX Tax Road Refunding Bond Series 2014-A (GO Revenue)	5.00	10-1-2025	8,445,000	10,153,846
Harris County TX Tax Road Refunding Bond Series 2015-A (GO Revenue)	5.00	10-1-2025	4,215,000	5,084,344
Harris County TX Toll Road Project Series C (GO Revenue, AGM Insured)	5.25	8-15-2027	4,000,000	5,024,520
Hays County TX Limited Tax Bond (GO Revenue)	5.00	2-15-2026	650,000	793,234
Hays County TX Limited Tax Bond (GO Revenue)	5.00	2-15-2027	1,000,000	1,232,920
Hays County TX Limited Tax Refunding Bond (GO Revenue)	5.00	2-15-2023	1,750,000	2,018,835
Houston TX Airport Senior Lien Series A (Airport Revenue)	5.00	7-1-2025	1,000,000	1,017,080
Houston TX Higher Education Finance Corporation Series A (Education Revenue)	4.00	2-15-2022	630,000	652,252
Houston TX Utilities Systems Series A (Water & Sewer Revenue)	5.25	11-15-2031	3,000,000	3,289,620
Lower Colorado River TX Authority (Utilities Revenue)	5.50	5-15-2031	2,500,000	2,934,750
Midland County TX PFFA Compass Pointe Apartments (Housing Revenue)	1.25	3-1-2018	2,500,000	2,499,500
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2027	1,880,000	2,117,557
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2029	2,390,000	2,684,854
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2030	1,500,000	1,683,555
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2031	1,000,000	1,121,380
North Harris County TX Regional Water Authority Senior Lien (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2029	1,215,000	1,367,033
North Texas Higher Education Authority Incoming Student Loan Series A-2 (3 Month LIBOR +0.90%) (Education Revenue) ±	2.24	7-1-2030	6,055,000	6,059,541
Northwest TX Independent School District Refunding Bond (GO Revenue)	5.00	2-15-2030	4,000,000	4,751,360
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project (Water & Sewer Revenue)	5.00	7-15-2026	1,000,000	1,203,400
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project (Water & Sewer Revenue)	5.00	7-15-2027	1,250,000	1,495,575
Plano TX (GO Revenue)	5.00	9-1-2030	2,155,000	2,619,187
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	1.83	4-1-2040	10,000,000	10,000,000
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	1.83	4-1-2040	12,000,000	12,000,000
San Antonio TX Junior Lien Series B (Utilities Revenue)	1.75	12-1-2027	5,000,000	5,000,400
Texas Independent School District Refunding Bond (GO Revenue)	5.00	8-15-2025	2,260,000	2,751,008
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Series 2012 (Utilities Revenue)	5.00	12-15-2021	3,945,000	4,374,887
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)	5.00	12-15-2022	5,000,000	5,640,650
Texas Private Activity Bond Surface Transportation Corporation (Transportation Revenue)	7.50	6-30-2032	2,000,000	2,270,260
Texas Private Activity Bond Surface Transportation Corporation (Transportation Revenue)	7.50	6-30-2033	2,000,000	2,265,020
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Note (Transportation Revenue)	7.50	12-31-2031	3,745,000	4,154,329

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50%	8-1-2019	$1,465,000	$1,545,634
Texas Transportation Commission Highway Fund Series A (Tax Revenue)	5.00	10-1-2025	3,250,000	3,951,415
Texas Transportation Commission Refunding Bond Series B (Miscellaneous Revenue)	5.00	10-1-2031	5,000,000	6,138,000
Texas Water Development Board Series A (Miscellaneous Revenue)	5.00	10-15-2031	3,000,000	3,691,140
Texas Woman’s University Financing System (Education Revenue)	4.00	7-1-2020	1,000,000	1,055,440
University of Houston Texas (Education Revenue)	5.00	2-15-2024	2,700,000	2,801,466
University of Houston Texas Series B (Education Revenue)	5.25	7-1-2026	4,225,000	5,274,110
University of Texas Board of Regents Series D (Education Revenue)	5.00	8-15-2026	2,000,000	2,470,920
Weatherford TX Utility System Refunding & Improvement Bond (Utilities Revenue, AGM Insured)	5.00	9-1-2025	1,000,000	1,192,500
Weatherford TX Utility System Refunding & Improvement Bond (Utilities Revenue, AGM Insured)	5.00	9-1-2026	375,000	448,354

				235,094,794

Utah: 0.36%
Canyons UT Board of Education Utah School Bond Guaranty Program (GO Revenue, AGM Insured)	5.00	6-15-2022	1,860,000	2,119,414
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2020	250,000	261,215
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2021	400,000	423,588
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2022	400,000	428,420
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2023	400,000	434,260
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2024	450,000	492,849
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured) 144A	4.50	6-15-2027	1,025,000	1,027,327
West Valley City UT Municipal Building Authority (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2028	1,000,000	1,219,130
West Valley City UT Municipal Building Authority (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2032	1,555,000	1,857,790
West Valley City UT Municipal Building Authority (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2033	645,000	765,428

				9,029,421

Virgin Islands: 0.04%
Virgin Islands PFA Matching Funding Loan Series A (Tax Revenue)	6.75	10-1-2019	1,320,000	970,200

Virginia: 0.64%
Greater Richmond VA Convention Center (Tax Revenue)	5.00	6-15-2025	1,000,000	1,189,150
Marquis VA CDA CAB (Tax Revenue) ¤144A	0.00	9-1-2045	386,000	272,354
Marquis VA CDA CAB Series C (Tax Revenue) ¤	0.00	9-1-2041	1,772,000	230,945
Marquis VA CDA Series B (Tax Revenue)	5.63	9-1-2041	1,274,000	885,239
Prince William County VA IDA Glen Arbor Apartments Project Series A (Housing Revenue)	1.35	7-1-2019	5,000,000	4,986,800
Virginia Resources Authority Pooled Financing Program Series A (Miscellaneous Revenue)	4.00	11-1-2025	2,370,000	2,702,606
Virginia Resources Authority Pooled Financing Program Series A (Miscellaneous Revenue)	5.00	11-1-2027	1,320,000	1,635,348

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	33

Security name	Interest rate	Maturity date	Principal	Value

Virginia (continued)
Virginia Small Business Financing Authority (Education Revenue)	5.25%	10-1-2029	$3,000,000	$3,519,150
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	593,000	593,652

				16,015,244

Washington: 3.98%
Energy Northwest Washington Wind Project (Utilities Revenue)	5.00	7-1-2022	1,185,000	1,332,734
King County WA Federal Way School District #210 (GO Revenue, AGM Insured)	4.00	12-1-2023	4,085,000	4,591,622
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2029	1,600,000	1,878,624
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2031	6,665,000	7,762,726
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2032	2,905,000	3,371,078
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2033	7,045,000	8,151,347
Lewis County WA Public Utility District Refunding Bond (Utilities Revenue)	5.25	4-1-2032	6,115,000	7,148,435
Pierce County WA Puyallup School District #3 (GO Revenue, AGM Insured)	5.00	12-1-2032	10,000,000	12,159,600
Seattle WA Refunding Bond Series A (GO Revenue)	5.00	6-1-2024	6,345,000	7,560,639
Tacoma WA Solid Waste Refunding Bond Series B (Resource Recovery Revenue)	5.00	12-1-2027	620,000	747,342
Tacoma WA Solid Waste Refunding Bond Series B (Resource Recovery Revenue)	5.00	12-1-2028	1,455,000	1,746,466
Tacoma WA Solid Waste Refunding Bond Series B (Resource Recovery Revenue)	5.00	12-1-2029	1,525,000	1,822,772
Washington EDFA (Education Revenue)	5.00	6-1-2028	1,000,000	1,175,710
Washington HCFR Fred Hutchinson Cancer Research Center (SIFMA Municipal Swap +1.05%) (Health Revenue) ±	2.76	1-1-2042	10,000,000	10,021,800
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2023	4,000,000	4,544,680
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2026	2,250,000	2,670,075
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2027	1,050,000	1,239,683
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2028	1,350,000	1,581,714
Washington Motor Vehicle Fuel Tax Refunding Bond Series D (Miscellaneous Revenue)	5.00	7-1-2031	5,830,000	6,882,898
Washington Office Building Refunding Bond (Miscellaneous Revenue)	5.00	7-1-2026	2,750,000	3,219,068
Washington TES Properties (Miscellaneous Revenue)	5.50	12-1-2029	1,400,000	1,475,460
Washington Various Purposes Refunding Bond Series B (GO Revenue)	5.00	7-1-2028	7,130,000	8,597,782

				99,682,255

West Virginia: 0.34%
West Virginia Hospital Finance Authority West Virginia University Health System Series A (Health Revenue)	5.00	6-1-2031	375,000	435,829
West Virginia Hospital Finance Authority West Virginia University Health System Series A (Health Revenue)	5.00	6-1-2032	950,000	1,099,872
West Virginia School Building Authority (Miscellaneous Revenue)	5.25	7-1-2020	1,100,000	1,120,570
West Virginia School Building Authority Capital Improvement Bond Series A (Miscellaneous Revenue)	5.00	7-1-2026	1,520,000	1,816,050
West Virginia School Building Authority Capital Improvement Bond Series A (Miscellaneous Revenue)	5.00	7-1-2027	1,595,000	1,899,581
West Virginia School Building Authority Capital Improvement Bond Series A (Miscellaneous Revenue)	5.00	7-1-2029	1,755,000	2,076,849

				8,448,751

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 0.66%
Milwaukee WI RDA Public Schools (Miscellaneous Revenue)	5.00%	11-15-2029	$420,000	$498,620
Milwaukee WI RDA Public Schools (Miscellaneous Revenue)	5.00	11-15-2030	635,000	750,557
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue, Ambac Insured)	5.50	2-15-2019	210,000	214,845
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	500,000	513,545
Wisconsin HEFA Series A (Health Revenue)	5.00	7-15-2021	3,500,000	3,858,470
Wisconsin HEFA Series A (Health Revenue)	5.00	11-15-2023	3,500,000	4,076,065
Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A (Education Revenue)	6.00	10-1-2032	1,475,000	1,586,717
Wisconsin PFA KU Campus Development Corporation Central District Development Project (Education Revenue)	5.00	3-1-2032	4,315,000	5,016,835

				16,515,654

Total Municipal Obligations (Cost $2,395,085,879)				2,471,046,789

Total investments in securities (Cost $2,395,085,879)	98.60%	2,471,046,789
Other assets and liabilities, net	1.40	35,175,374

Total net assets	100.00%	$2,506,222,163

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	35

Assets
Investments in unaffiliated securities, at value (cost $2,395,085,879)	$2,471,046,789
Cash	9,821,536
Receivable for investments sold	2,296,902
Receivable for Fund shares sold	3,916,376
Receivable for interest	27,172,801
Prepaid expenses and other assets	112,047

Total assets	2,514,366,451

Liabilities
Payable for Fund shares redeemed	5,173,894
Dividends payable	1,810,114
Management fee payable	725,190
Administration fees payable	206,295
Distribution fee payable	27,229
Trustees’ fees and expenses payable	2,120
Accrued expenses and other liabilities	199,446

Total liabilities	8,144,288

Total net assets	$2,506,222,163

NET ASSETS CONSIST OF
Paid-in capital	$2,443,478,920
Overdistributed net investment income	(56,348)
Accumulated net realized losses on investments	(13,161,319)
Net unrealized gains on investments	75,960,910

Total net assets	$2,506,222,163

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$336,631,374
Shares outstanding – Class A1	29,279,728
Net asset value per share – Class A	$11.50
Maximum offering price per share – Class A2	$11.86
Net assets – Class C	$41,043,197
Shares outstanding – Class C1	3,570,072
Net asset value per share – Class C	$11.50
Net assets – Administrator Class	$178,815,415
Shares outstanding – Administrator Class[1]	15,544,685
Net asset value per share – Administrator Class	$11.50
Net assets – Institutional Class	$1,949,732,177
Shares outstanding – Institutional Class[1]	169,367,779
Net asset value per share – Institutional Class	$11.51

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Intermediate Tax/AMT-Free Fund	Statement of operations—six months ended December 31, 2017 (unaudited)

Investment income
Interest	$38,861,466

Expenses
Management fee	4,696,030
Administration fees
Class A	280,680
Class C	34,414
Administrator Class	109,060
Institutional Class	785,609
Shareholder servicing fees
Class A	438,562
Class C	53,772
Administrator Class	271,721
Distribution fee
Class C	161,315
Custody and accounting fees	20,222
Professional fees	38,913
Registration fees	76,355
Shareholder report expenses	76,704
Trustees’ fees and expenses	10,496
Other fees and expenses	34,758

Total expenses	7,088,611
Less: Fee waivers and/or expense reimbursements	(475,351)

Net expenses	6,613,260

Net investment income	32,248,206

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(5,048,255)
Net change in unrealized gains (losses) on investments	13,637,318

Net realized and unrealized gains (losses) on investments	8,589,063

Net increase in net assets resulting from operations	$40,837,269

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Intermediate Tax/AMT-Free Fund	37

	Six months ended December 31, 2017 (unaudited)		Year ended June 30, 2017

Operations
Net investment income		$32,248,206		$64,062,319
Net realized losses on investments		(5,048,255)		(8,075,257)
Net change in unrealized gains (losses) on investments		13,637,318		(89,693,324)

Net increase (decrease) in net assets resulting from operations		40,837,269		(33,706,262)

Distributions to shareholders from
Net investment income
Class A		(4,062,924)		(10,622,720)
Class C		(336,910)		(802,651)
Administrator Class		(2,626,540)		(10,163,943)
Institutional Class		(25,223,445)		(42,473,839)
Net realized gains
Class A		0		(379,176)
Class C		0		(40,611)
Administrator Class		0		(307,288)
Institutional Class		0		(1,290,263)

Total distributions to shareholders		(32,249,819)		(66,080,491)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,065,106	12,263,971	3,685,575	42,594,614
Class C	108,205	1,245,869	355,843	4,109,114
Administrator Class	2,260,306	26,075,513	13,127,746	150,605,661
Institutional Class	37,070,175	427,723,567	115,786,751	1,335,186,724

		467,308,920		1,532,496,113

Reinvestment of distributions
Class A	335,633	3,864,343	916,859	10,543,676
Class C	26,884	309,523	65,777	755,312
Administrator Class	219,961	2,534,355	878,060	10,125,722
Institutional Class	1,395,138	16,085,217	2,366,863	27,185,815

		22,793,438		48,610,525

Payment for shares redeemed
Class A	(3,511,804)	(40,463,091)	(20,028,317)	(228,790,831)
Class C	(445,883)	(5,132,130)	(1,300,959)	(14,894,415)
Administrator Class	(13,954,813)	(160,912,301)	(54,437,650)	(633,876,936)
Institutional Class	(27,296,019)	(314,704,099)	(65,836,999)	(751,450,556)

		(521,211,621)		(1,629,012,738)

Net decrease in net assets resulting from capital share transactions		(31,109,263)		(47,906,100)

Total decrease in net assets		(22,521,813)		(147,692,853)

Net assets
Beginning of period		2,528,743,976		2,676,436,829

End of period		$2,506,222,163		$2,528,743,976

Overdistributed net investment income		$(56,348)		$(54,735)

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Intermediate Tax/AMT-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.46	$11.89	$11.47	$11.53	$11.31	$11.53
Net investment income	0.13	0.27	0.26	0.25	0.30	0.28
Net realized and unrealized gains (losses) on investments	0.04	(0.42)	0.42	(0.06)	0.29	(0.18)

Total from investment operations	0.17	(0.15)	0.68	0.19	0.59	0.10
Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.26)	(0.25)	(0.30)	(0.28)
Net realized gains	0.00	(0.01)	0.00	0.00	(0.07)	(0.04)

Total distributions to shareholders	(0.13)	(0.28)	(0.26)	(0.25)	(0.37)	(0.32)
Net asset value, end of period	$11.50	$11.46	$11.89	$11.47	$11.53	$11.31
Total return[1]	1.53%	(1.27)%	5.99%	1.68%	5.37%	0.82%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.80%	0.80%	0.81%	0.80%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.32%	2.31%	2.23%	2.19%	2.66%	2.36%
Supplemental data
Portfolio turnover rate	8%	19%	14%	38%	29%	24%
Net assets, end of period (000s omitted)	$336,631	$359,649	$556,673	$214,880	$264,796	$289,931

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intermediate Tax/AMT-Free Fund	39

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.46	$11.89	$11.47	$11.53	$11.31	$11.53
Net investment income	0.09	0.18	0.17	0.17	0.22	0.19
Net realized and unrealized gains (losses) on investments	0.04	(0.42)	0.42	(0.06)	0.29	(0.18)

Total from investment operations	0.13	(0.24)	0.59	0.11	0.51	0.01
Distributions to shareholders from
Net investment income	(0.09)	(0.18)	(0.17)	(0.17)	(0.22)	(0.19)
Net realized gains	0.00	(0.01)	0.00	0.00	(0.07)	(0.04)

Total distributions to shareholders	(0.09)	(0.19)	(0.17)	(0.17)	(0.29)	(0.23)
Net asset value, end of period	$11.50	$11.46	$11.89	$11.47	$11.53	$11.31
Total return[1]	1.15%	(2.01)%	5.20%	0.92%	4.59%	0.07%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.54%	1.55%	1.55%	1.56%	1.55%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.57%	1.56%	1.48%	1.44%	1.92%	1.61%
Supplemental data
Portfolio turnover rate	8%	19%	14%	38%	29%	24%
Net assets, end of period (000s omitted)	$41,043	$44,462	$56,601	$56,703	$57,580	$72,106

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Intermediate Tax/AMT-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.47	$11.90	$11.48	$11.54	$11.32	$11.54
Net investment income	0.14	0.28	0.27	0.27	0.31	0.29
Net realized and unrealized gains (losses) on investments	0.03	(0.42)	0.42	(0.06)	0.29	(0.18)

Total from investment operations	0.17	(0.14)	0.69	0.21	0.60	0.11
Distributions to shareholders from
Net investment income	(0.14)	(0.28)	(0.27)	(0.27)	(0.31)	(0.29)
Net realized gains	0.00	(0.01)	0.00	0.00	(0.07)	(0.04)

Total distributions to shareholders	(0.14)	(0.29)	(0.27)	(0.27)	(0.38)	(0.33)
Net asset value, end of period	$11.50	$11.47	$11.90	$11.48	$11.54	$11.32
Total return[1]	1.49%	(1.17)%	6.09%	1.78%	5.47%	0.92%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.73%	0.74%	0.74%	0.75%	0.74%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.41%	2.39%	2.33%	2.29%	2.76%	2.46%
Supplemental data
Portfolio turnover rate	8%	19%	14%	38%	29%	24%
Net assets, end of period (000s omitted)	$178,815	$309,793	$802,527	$773,770	$668,517	$621,627

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intermediate Tax/AMT-Free Fund	41

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.47	$11.91	$11.49	$11.55	$11.32	$11.54
Net investment income	0.15	0.30	0.29	0.29	0.33	0.31
Net realized and unrealized gains (losses) on investments	0.04	(0.43)	0.42	(0.06)	0.30	(0.18)

Total from investment operations	0.19	(0.13)	0.71	0.23	0.63	0.13
Distributions to shareholders from
Net investment income	(0.15)	(0.30)	(0.29)	(0.29)	(0.33)	(0.31)
Net realized gains	0.00	(0.01)	0.00	0.00	(0.07)	(0.04)

Total distributions to shareholders	(0.15)	(0.31)	(0.29)	(0.29)	(0.40)	(0.35)
Net asset value, end of period	$11.51	$11.47	$11.91	$11.49	$11.55	$11.32
Total return[1]	1.66%	(1.10)%	6.26%	1.97%	5.75%	1.10%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.47%	0.47%	0.47%	0.48%	0.48%
Net expenses	0.45%	0.45%	0.44%	0.42%	0.42%	0.42%
Net investment income	2.57%	2.58%	2.49%	2.47%	2.94%	2.65%
Supplemental data
Portfolio turnover rate	8%	19%	14%	38%	29%	24%
Net assets, end of period (000s omitted)	$1,949,732	$1,814,841	$1,260,636	$878,585	$599,686	$461,403

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Intermediate Tax/AMT-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Intermediate Tax/AMT-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Notes to financial statements (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	43

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2017, the aggregate cost of all investments for federal income tax purposes was $2,395,084,909 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$94,304,247
Gross unrealized losses	(18,342,367)
Net unrealized gains	$75,961,880

As of June 30, 2017, the Fund had current year deferred post-October capital losses consisting of $8,053,532 in short-term losses and $60,502 in long-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

44	Wells Fargo Intermediate Tax/AMT-Free Fund	Notes to financial statements (unaudited)

lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$2,471,046,789	$0	$2,471,046,789

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2017, the management fee was equivalent to an annual rate of 0.36% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Notes to financial statements (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	45

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.60% for Administrator Class shares, and 0.45% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2017, Funds Distributor received $3,064 from the sale of Class A shares and $1,082 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended December 31, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $114,450,000 and $132,265,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2017.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2017 were $204,621,463 and $185,949,533, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended December 31, 2017 there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

46	Wells Fargo Intermediate Tax/AMT-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	47

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

48	Wells Fargo Intermediate Tax/AMT-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	49

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

50	Wells Fargo Intermediate Tax/AMT-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

308062 02-18 SA251/SAR251 12-17

Semi-Annual Report

December 31, 2017

Wells Fargo Minnesota Tax-Free Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Minnesota Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Minnesota Tax -Free Fund for the six-month period that ended December 31, 2017. In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks delivered similar results, with returns of 11.42% and 11.48%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.24% and the Bloomberg Barclays Municipal Bond Index4 returned 1.82%.

As global growth improved in the third quarter of 2017, investment markets generally advanced.

Most stock markets worldwide moved higher during the quarter and ended the period at or near all-time highs. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. While North Korea’s recent missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on the quarter’s stock returns. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, the U.S. Federal Reserve (Fed) maintained the target range for the federal funds rate at 1.00% to 1.25%, noting that inflation had remained below the Fed’s 2.00% objective. However, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October. Outside the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Positive economic and market news continued through the fourth quarter.

During the fourth quarter of 2017, stock markets followed a steady, upward trajectory with no meaningful pullbacks, similar to their paths during the previous three quarters of the year. The extended rally was driven largely by reports of strong earnings and revenue surprises from many companies. Synchronous economic expansion worldwide with mild inflation provided a favorable environment for markets to rise with minimal volatility. Data released during the quarter reflected a

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Minnesota Tax-Free Fund	3

healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate, just ahead of the second quarter’s 3.1% pace. Hiring remained solid during the quarter; the hiring pace pushed the unemployment rate down to a 17-year low of 4.1% in October, and it remained at 4.1% for both November and December. Fed officials began unwinding the Fed’s $4.5 trillion portfolio of bonds and other assets in October as planned, and in December they raised the target for the federal funds rate to a range of 1.25% to 1.50%. As a result, long-term interest rates in the U.S. continued trending upward, although the 10-year rate remained below 2.5%. Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 45 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, and accelerated trade growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Minnesota Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Bruce R. Johns

Average annual total returns (%) as of December 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (NMTFX)	1-12-1988	(0.93)	1.48	3.28	3.74	2.42	3.75	0.90	0.85
Class C (WMTCX)	4-8-2005	1.96	1.65	2.98	2.96	1.65	2.98	1.65	1.60
Administrator Class (NWMIX)	8-2-1993	–	–	–	4.09	2.69	4.01	0.84	0.60
Institutional Class (WMTIX)	10-31-2016	–	–	–	4.18	2.73	4.03	0.57	0.52
Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	5.45	3.02	4.46	–	–
Bloomberg Barclays Minnesota Municipal Bond Index[5]	–	–	–	–	4.53	2.48	4.14	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website,wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Minnesota municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/ or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Minnesota Tax-Free Fund	5

Effective maturity distribution as of December 31, 2017[6]

Credit quality as of December 31, 2017[7]

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Minnesota Municipal Bond Index is the Minnesota component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Minnesota Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2017	Ending account value 12-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,013.54	$4.26	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%
Class C
Actual	$1,000.00	$1,009.71	$8.05	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.08	1.59%
Administrator Class
Actual	$1,000.00	$1,014.78	$3.05	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,015.22	$2.59	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Minnesota Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.45%

Guam: 0.64%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25%	7-1-2022	$865,000	$968,731
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2018	100,000	102,103

				1,070,834

Illinois: 0.67%
Kane, Cook and DuPage Counties IL School District #46 Series 2015 D (GO Revenue)	5.00	1-1-2027	965,000	1,117,142

Minnesota: 96.83%
Anoka County MN Capital Improvement Series A (GO Revenue)	5.00	2-1-2024	500,000	501,315
Anoka County MN Charter School Series A (Education Revenue)	3.40	6-1-2019	225,000	230,562
Anoka County MN Charter School Series A (Education Revenue)	3.65	6-1-2020	185,000	193,307
Anoka County MN Charter School Series A (Education Revenue)	3.75	6-1-2021	245,000	261,275
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2027	510,000	558,868
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2032	300,000	328,746
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2043	1,100,000	1,205,402
Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2034	1,000,000	1,148,640
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	1-1-2031	1,500,000	1,534,065
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A (Education Revenue)	4.00	7-1-2020	245,000	243,278
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A (Education Revenue)	5.50	7-1-2040	750,000	757,785
Brooklyn Park MN Charter School Prairie Seeds Academy Project Series 2015A (Education Revenue)	5.00	3-1-2034	1,500,000	1,562,160
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2011 (Miscellaneous Revenue)	5.00	11-1-2041	3,000,000	3,123,240
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2026	750,000	868,523
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2027	500,000	575,285
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2029	300,000	341,949
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2042	1,500,000	1,638,135
Cologne MN Charter School Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	590,000	634,704
Cologne MN Charter School Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2034	500,000	523,735
Columbus MN Charter School New Millennium Academy Project Series 2015A (Education Revenue)	5.50	7-1-2030	1,000,000	904,270
Dakota County MN Community Development Agency SFMR (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	22,367	22,386
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A (Education Revenue)	5.25	7-1-2037	400,000	429,692
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A (Education Revenue)	5.25	7-1-2040	500,000	536,110
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A (Education Revenue)	4.00	7-1-2025	125,000	131,021

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A (Education Revenue)	4.00%	7-1-2026	$100,000	$103,739
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A (Education Revenue)	4.00	7-1-2027	100,000	103,736
Duluth MN Housing & RDA Public School Academy Series 2010A (Education Revenue)	5.60	11-1-2030	2,000,000	2,074,240
Duluth MN Independent School District #709 St. Louis County Certificate of Participation Series 2016A (Miscellaneous Revenue, South Dakota Credit Program Insured)	5.00	2-1-2026	1,000,000	1,182,620
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A (Education Revenue)	5.50	8-1-2036	500,000	540,070
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	4.00	4-1-2022	735,000	783,392
Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2029	750,000	847,425
Ham Lake MN Charter School Parnassus Preparatory School Project Series A (Education Revenue)	4.00	11-1-2026	1,000,000	993,340
Ham Lake MN Charter School DaVinci Academy Project Series 2012A (Education Revenue)	4.00	7-1-2028	370,000	365,937
Ham Lake MN Charter School DaVinci Academy Project Series 2016A (Education Revenue)	5.00	7-1-2031	625,000	650,438
Hennepin County MN Series 2016B (GO Revenue)	5.00	12-1-2029	450,000	553,901
Hennepin County MN Series 2017C (GO Revenue)	5.00	12-1-2031	2,000,000	2,441,820
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	600,000	645,024
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A (Utilities Revenue)	5.00	12-1-2026	700,000	789,362
Maple Grove MN HCFR North Memorial Health Care Series 2015 (Health Revenue)	5.00	9-1-2023	655,000	746,484
Maple Grove MN HCFR Series 2017 (Health Revenue)	5.00	5-1-2031	500,000	582,145
Maple Grove MN HCFR Series 2017 (Health Revenue)	5.00	5-1-2032	500,000	579,935
Minneapolis & St. Paul MN Housing & RDA Allina Health System Series 2017A (Health Revenue)	5.00	11-15-2029	1,000,000	1,209,450
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2025	1,000,000	1,087,480
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2035	1,000,000	1,085,760
Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	1.65	8-15-2034	3,000,000	3,000,000
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Series 2014A (Airport Revenue)	5.00	1-1-2029	500,000	582,190
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Series 2014B (Airport Revenue)	5.00	1-1-2026	500,000	570,680
Minneapolis MN Charter School Yinghua Academy Project Series 2013A (Education Revenue)	5.00	7-1-2023	300,000	312,792
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	6.00	12-1-2040	1,000,000	1,112,250
Minneapolis MN Fairview Health Services Series A (Health Revenue, AGM Insured)	6.63	11-15-2028	1,000,000	1,044,120
Minneapolis MN Health Care System Fairview Health Services Series 2015A (Health Revenue)	5.00	11-15-2033	2,000,000	2,330,160
Minneapolis MN Health Care System Revenue Prerefunded Bond (Health Revenue, AGC Insured)	6.50	11-15-2038	345,000	359,852
Minneapolis MN Health Care System Revenue Unrefunded Bond (Health Revenue, AGC Insured)	6.50	11-15-2038	1,890,000	1,974,218

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Minnesota Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014 (Housing Revenue)	5.00%	8-1-2032	$860,000	$874,422
Minneapolis St. Paul MN Metropolitan Airport Commission Series 2014A (Airport Revenue)	5.00	1-1-2032	750,000	866,423
Minneapolis St. Paul MN Metropolitan Airport Commission Series 2016C (Airport Revenue)	5.00	1-1-2046	1,000,000	1,178,210
Minneapolis St. Paul MN Metropolitan Airport Commission Series 2016D (Airport Revenue)	5.00	1-1-2041	250,000	290,230
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGC Insured)	4.00	2-15-2020	50,000	52,322
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGC Insured)	5.00	2-15-2030	2,000,000	2,135,400
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series E (Health Revenue, AGC Insured)	5.00	2-15-2037	4,030,000	4,043,501
Minnesota Certificate of Participation Legislative Office Facility Project Series 2014 (Miscellaneous Revenue)	5.00	6-1-2023	435,000	502,329
Minnesota General Fund Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2027	2,000,000	2,246,880
Minnesota General Fund Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2028	2,000,000	2,243,460
Minnesota General Fund Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2029	2,000,000	2,240,060
Minnesota General Fund Appropriation Bonds Series 2014A (Miscellaneous Revenue)	5.00	6-1-2033	1,000,000	1,154,230
Minnesota HEFAR Bethel University Series 2017 (Education Revenue)	5.00	5-1-2037	1,250,000	1,403,350
Minnesota HEFAR Carleton College Series 7D (Education Revenue)	5.00	3-1-2030	2,000,000	2,080,000
Minnesota HEFAR College of St. Scholastica Series 7R (Education Revenue)	4.25	12-1-2027	400,000	423,040
Minnesota HEFAR Hamline University Series 2017B (Education Revenue)	5.00	10-1-2035	1,000,000	1,110,510
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	4.50	10-1-2021	300,000	322,089
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	5.00	10-1-2029	500,000	543,485
Minnesota HEFAR St. Benedict College Series 2017 (Education Revenue)	4.00	3-1-2036	410,000	430,972
Minnesota HEFAR St. Benedict College Series 7M (Education Revenue)	5.13	3-1-2036	275,000	294,775
Minnesota HEFAR St. Benedict College Series 7V (Education Revenue)	5.00	3-1-2018	635,000	638,600
Minnesota HEFAR St. Olaf College Series Eight-N (Education Revenue)	4.00	10-1-2025	220,000	249,055
Minnesota HEFAR St. Olaf College Series Eight-N (Education Revenue)	4.00	10-1-2026	100,000	113,904
Minnesota HEFAR St. Olaf College Series Eight-N (Education Revenue)	4.00	10-1-2027	110,000	124,546
Minnesota HEFAR St. Olaf College Series Eight-N (Education Revenue)	4.50	10-1-2030	500,000	523,865
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2023	750,000	859,860
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2024	750,000	877,118
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2028	920,000	1,095,646
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2029	750,000	889,500
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2035	750,000	872,490
Minnesota Housing Finance Agency Residential Housing Series 2009E (Housing Revenue)	4.20	7-1-2021	800,000	810,704
Minnesota Housing Finance Agency Residential Housing Series 2012D (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	455,000	465,811
Minnesota Housing Finance Agency Series 2015A (Housing Revenue)	5.00	8-1-2027	1,665,000	1,964,667
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A (Housing Revenue)	5.00	8-1-2032	500,000	581,630
Minnesota Municipal Power Agency Series 2010A & Series 2010B (Utilities Revenue)	5.00	10-1-2025	2,335,000	2,533,498
Minnesota State Colleges & Universities Revenue Fund & Refunding Bonds Series 2017A (Education Revenue)	5.00	10-1-2027	500,000	614,170
Minnesota Various Purpose Bonds Series 2010A (GO Revenue)	4.00	8-1-2029	500,000	529,010
Minnesota Various Purpose Bonds Series 2015A (GO Revenue)	5.00	8-1-2028	3,400,000	4,119,168
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2022	175,000	195,676

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00%	2-1-2023	$185,000	$211,285
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2024	195,000	222,604
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2025	205,000	235,621
Moorhead MN Educational Facilities Bond The Concordia College Corporation Project Series 2016 (Education Revenue)	5.00	12-1-2025	2,000,000	2,298,600
Mounds View MN Independent School District #621 Series A (GO Revenue, South Dakota Credit Program Insured)	4.00	2-1-2022	530,000	543,473
North Branch MN Independent School District #138 Series 2017A (GO Revenue, South Dakota Credit Program Insured)	5.00	2-1-2024	2,070,000	2,437,963
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A (Miscellaneous Revenue)	4.00	2-1-2024	1,100,000	1,197,383
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B (Miscellaneous Revenue)	5.00	2-1-2034	1,000,000	1,157,720
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2018	820,000	820,000
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2021	50,000	50,000
Northern Minnesota Municipal Power Agency Series 2013A (Utilities Revenue)	4.00	1-1-2028	450,000	483,696
Northern Minnesota Municipal Power Agency Series 2016 (Utilities Revenue)	5.00	1-1-2030	520,000	612,435
Northern Minnesota Municipal Power Agency Series 2016 (Utilities Revenue)	5.00	1-1-2031	350,000	409,455
Northern Minnesota Municipal Power Agency Series 2017 (Utilities Revenue)	5.00	1-1-2041	400,000	465,396
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	4.15	9-1-2024	590,000	603,771
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	5.00	9-1-2034	1,100,000	1,138,973
Plato MN Health Care Facilities Bond Glencoe Regional Health Services Project Series 2017 (Health Revenue)	5.00	4-1-2041	550,000	616,033
Plymouth MN Certificate of Participation Intermediate School District #287 Series A (Miscellaneous Revenue)	5.00	2-1-2024	250,000	259,153
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A (Miscellaneous Revenue)	4.00	5-1-2026	500,000	557,720
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A (Miscellaneous Revenue)	4.00	5-1-2027	500,000	553,450
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2032	660,000	680,665
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2042	560,000	572,858
Rice County MN Educational Facilities Shattuck-St. Mary’s School Project (Education Revenue) 144A	5.00	8-1-2022	975,000	1,041,329
Rochester MN Electric Utility Revenue Series 2017A (Utilities Revenue)	5.00	12-1-2037	500,000	592,705
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2023	815,000	957,112
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2025	315,000	369,734
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2026	250,000	291,765
Rochester MN HCFR Mayo Clinic Series 2011 (Health Revenue)	4.50	11-15-2038	200,000	220,314
Rosemount MN Independent School District #196 School Building Series 2016A (GO Revenue, South Dakota Credit Program Insured)	5.00	2-1-2027	1,500,000	1,822,860
Sartell MN Independent School District 748 St. Stephen Public Schools GO Series 2016A (GO Revenue, South Dakota Credit Program Insured)	5.00	2-1-2027	1,250,000	1,488,138
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00	9-1-2027	700,000	803,040
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00	9-1-2029	725,000	825,536
Southern Minnesota Municipal Power Agency Series 1994A (Utilities Revenue, National Insured) ¤	0.00	1-1-2020	5,100,000	4,904,466
Southern Minnesota Municipal Power Agency Series 2009A (Utilities Revenue)	5.25	1-1-2030	2,000,000	2,074,360

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Minnesota Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A (Education Revenue)	5.00%	4-1-2036	$750,000	$555,555
St. Cloud MN Health Care Revenue Bonds Series 2016A (Health Revenue)	5.00	5-1-2030	2,000,000	2,369,840
St. Cloud MN Health Care Revenue Bonds Series 2016A (Health Revenue)	5.00	5-1-2031	2,000,000	2,359,380
St. Cloud MN Health Care Unrefunded Revenue Bonds CentraCare Health (Health Revenue)	5.13	5-1-2030	125,000	134,550
St. Cloud MN Independent School District #742 Series 2017A (Miscellaneous Revenue)	5.00	2-1-2032	500,000	581,320
St. Cloud MN Independent School District #742 Series 2017A (Miscellaneous Revenue)	5.00	2-1-2034	350,000	405,202
St. Louis Park MN Nicollett Health Services Series 2009 (Health Revenue)	5.50	7-1-2029	1,000,000	1,057,670
St. Paul MN Health Care System Bond Allina Health System Series 2009A-1 (Health Revenue)	5.00	11-15-2024	1,195,000	1,268,947
St. Paul MN Health Care System Bond Allina Health System Series 2009A-1 (Health Revenue)	5.00	11-15-2024	1,155,000	1,228,897
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2016A (Education Revenue)	5.25	9-1-2031	1,000,000	1,046,440
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Project Series 2013A (Education Revenue)	4.00	7-1-2023	250,000	257,585
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A (Education Revenue)	5.00	7-1-2035	925,000	967,310
St. Paul MN Housing & RDA Charter School Nova Classical Academy Project Series 2011A (Miscellaneous Revenue)	6.63	9-1-2042	865,000	1,011,868
St. Paul MN Housing & RDA Conservatory for Performing Artists Series A (Education Revenue)	4.00	3-1-2028	150,000	148,634
St. Paul MN Housing & RDA Fairview Health Services Series 2017A (Health Revenue)	5.00	11-15-2034	565,000	671,497
St. Paul MN Housing & RDA Health Care Facilities Refunding Bonds Series 2015A (Health Revenue)	5.00	7-1-2025	250,000	298,208
St. Paul MN Housing & RDA HealthEast Care System Project Series 2015A (Health Revenue)	5.00	11-15-2025	1,000,000	1,087,820
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A (Health Revenue)	5.00	11-15-2027	1,000,000	1,210,060
St. Paul MN Housing & RDA HealthPartners Obligated Group Series 2015A (Health Revenue)	5.00	7-1-2031	2,010,000	2,324,726
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A (Education Revenue)	5.00	12-1-2034	1,645,000	1,699,252
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A (Transportation Revenue)	4.00	8-1-2026	525,000	584,803
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A (Transportation Revenue)	4.00	8-1-2027	545,000	603,092
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A (Transportation Revenue)	5.00	8-1-2025	500,000	596,835
St. Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue)	5.00	8-1-2035	875,000	910,149
St. Paul MN Port Authority Lease Revenue Freeman Office Building Series 2 (Miscellaneous Revenue)	5.00	12-1-2024	2,000,000	2,334,120
Todd County MN United Hospital District BAN Lakewood Health System Series A (Health Revenue)	1.30	12-1-2018	1,000,000	995,320
University of Minnesota Series 2009A (Education Revenue)	5.00	4-1-2021	1,180,000	1,230,256
University of Minnesota Series 2009A (Education Revenue)	5.13	4-1-2034	1,000,000	1,044,120
University of Minnesota Series 2017A (Education Revenue)	5.00	9-1-2042	770,000	931,346
University of Minnesota State Supported Biomedical Science Series 2011B (Education Revenue)	5.00	8-1-2036	1,000,000	1,099,070
Virginia MN Housing & RDA HCFR Series 2005 (Miscellaneous Revenue)	5.25	10-1-2025	2,085,000	2,089,587
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2027	1,565,000	1,781,518

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00%	1-1-2030	$1,000,000	$1,130,740
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2031	1,000,000	1,180,930
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2032	1,250,000	1,448,600
Willmar MN Rice Memorial Hospital Project Series 2012A (GO Revenue)	5.00	2-1-2026	1,000,000	1,093,810
Winona MN Health Care Facilities Refunding Bond Series 2012 (Health Revenue)	3.00	7-1-2018	295,000	295,475
Winona MN Health Care Facilities Refunding Bond Series 2012 (Health Revenue)	5.00	7-1-2034	500,000	523,630
Woodbury MN Charter School Series A (Education Revenue)	3.15	12-1-2018	190,000	191,241
Woodbury MN Charter School Series A (Education Revenue)	3.90	12-1-2022	220,000	231,917
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2027	215,000	232,095
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2032	220,000	235,050

				162,369,697

Virgin Islands: 0.31%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Tax Revenue, AGM Insured)	5.00	10-1-2025	500,000	522,500

Total Municipal Obligations (Cost $160,487,629)				165,080,173

Total investments in securities (Cost $160,487,629)	98.45%	165,080,173
Other assets and liabilities, net	1.55	2,606,631

Total net assets	100.00%	$167,686,804

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¤	The security is issued in zero coupon form with no periodic interest payments.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2017 (unaudited)	Wells Fargo Minnesota Tax-Free Fund	13

Assets
Investments in unaffiliated securities, at value (cost $160,487,629)	$165,080,173
Cash	658,214
Receivable for investments sold	25,081
Receivable for Fund shares sold	614,579
Receivable for interest	2,178,493
Prepaid expenses and other assets	97,709

Total assets	168,654,249

Liabilities
Payable for Fund shares redeemed	767,636
Dividends payable	89,916
Management fee payable	42,688
Administration fees payable	16,376
Distribution fee payable	5,545
Trustees’ fees and expenses payable	2,049
Accrued expenses and other liabilities	43,235

Total liabilities	967,445

Total net assets	$167,686,804

NET ASSETS CONSIST OF
Paid-in capital	$162,269,022
Undistributed net investment income	691,460
Accumulated net realized gains on investments	133,778
Net unrealized gains on investments	4,592,544

Total net assets	$167,686,804

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$33,978,086
Shares outstanding – Class A1	3,181,126
Net asset value per share – Class A2	$10.68
Maximum offering price per share – Class A	$11.18
Net assets – Class C	$8,440,378
Shares outstanding – Class C1	790,274
Net asset value per share – Class C	$10.68
Net assets – Administrator Class	$98,343,241
Shares outstanding – Administrator Class[1]	9,211,011
Net asset value per share – Administrator Class	$10.68
Net assets – Institutional Class	$26,925,099
Shares outstanding – Institutional Class[1]	2,519,256
Net asset value per share – Institutional Class	$10.69

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Minnesota Tax-Free Fund	Statement of operations—six months ended December 31, 2017 (unaudited)

Investment income
Interest	$2,875,014

Expenses
Management fee	337,131
Administration fees
Class A	27,472
Class C	7,153
Administrator Class	49,595
Institutional Class	10,437
Shareholder servicing fees
Class A	42,926
Class C	11,177
Administrator Class	123,988
Distribution fee
Class C	33,532
Custody and accounting fees	2,288
Professional fees	5,954
Shareholder report expenses	9,953
Trustees’ fees and expenses	9,250
Other fees and expenses	1,310

Total expenses	672,166
Less: Fee waivers and/or expense reimbursements	(91,266)

Net expenses	580,900

Net investment income	2,294,114

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	265,634
Net change in unrealized gains (losses) on investments	(228,021)

Net realized and unrealized gains (losses) on investments	37,613

Net increase in net assets resulting from operations	$2,331,727

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Minnesota Tax-Free Fund	15

	Six months ended December 31, 2017 (unaudited)		Year ended June 30, 2017

Operations
Net investment income		$2,294,114		$4,880,235
Net realized gains on investments		265,634		489,861
Net change in unrealized gains (losses) on investments		(228,021)		(6,446,195)

Net increase (decrease) in net assets resulting from operations		2,331,727		(1,076,099)

Distributions to shareholders from
Net investment income
Class A		(440,945)		(1,086,514)
Class C		(81,203)		(188,496)
Administrator Class		(1,393,669)		(3,397,164)
Institutional Class		(378,298)		(208,060)[1]
Net realized gains
Class A		(16,863)		(181,495)
Class C		(4,226)		(42,362)
Administrator Class		(48,921)		(459,089)
Institutional Class		(13,482)		(21,533)[1]

Total distributions to shareholders		(2,377,607)		(5,584,713)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	144,498	1,541,789	383,062	4,171,243
Class C	16,360	174,746	91,703	999,287
Administrator Class	799,367	8,552,506	4,832,418	51,690,025
Institutional Class	682,759	7,318,007	2,396,879 [1]	25,479,423 [1]

		17,587,048		82,339,978

Reinvestment of distributions
Class A	41,330	442,130	115,744	1,240,727
Class C	7,944	84,988	21,560	230,847
Administrator Class	90,325	966,076	258,723	2,773,566
Institutional Class	36,376	389,416	21,568 [1]	229,581 [1]

		1,882,610		4,474,721

Payment for shares redeemed
Class A	(254,254)	(2,720,797)	(1,353,492)	(14,441,455)
Class C	(125,616)	(1,348,288)	(157,354)	(1,679,329)
Administrator Class	(1,501,256)	(16,058,335)	(6,516,596)	(69,327,244)
Institutional Class	(331,247)	(3,545,329)	(287,079)[1]	(3,050,214)[1]

		(23,672,749)		(88,498,242)

Net decrease in net assets resulting from capital share transactions		(4,203,091)		(1,683,543)

Total decrease in net assets		(4,248,971)		(8,344,355)

Net assets
Beginning of period		171,935,775		180,280,130

End of period		$167,686,804		$171,935,775

Undistributed net investment income		$691,460		$691,461

[1]	For the period from October 31, 2016 (commencement of class operations) to June 30, 2017

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Minnesota Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.68	$11.07	$10.79	$10.86	$10.74	$11.08
Net investment income	0.14	0.28 [1]	0.33	0.33	0.35	0.32
Net realized and unrealized gains (losses) on investments	0.01	(0.34)	0.28	(0.04)	0.20	(0.31)

Total from investment operations	0.15	(0.06)	0.61	0.29	0.55	0.01
Distributions to shareholders from
Net investment income	(0.14)	(0.28)	(0.33)	(0.33)	(0.35)	(0.32)
Net realized gains	(0.01)	(0.05)	(0.00)[2]	(0.03)	(0.08)	(0.03)

Total distributions to shareholders	(0.15)	(0.33)	(0.33)	(0.36)	(0.43)	(0.35)
Net asset value, end of period	$10.68	$10.68	$11.07	$10.79	$10.86	$10.74
Total return[3]	1.35%	(0.53)%	5.74%	2.72%	5.29%	(0.01)%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.91%	0.89%	0.89%	0.89%	0.88%
Net expenses	0.84%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.57%	2.63%	2.99%	3.03%	3.28%	2.87%
Supplemental data
Portfolio turnover rate	7%	22%	16%	20%	15%	14%
Net assets, end of period (000s omitted)	$33,978	$34,720	$45,437	$45,437	$44,499	$49,535

[1]	Calculated based upon average shares outstanding.

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Minnesota Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.68	$11.07	$10.79	$10.86	$10.74	$11.08
Net investment income	0.10	0.20	0.24	0.25	0.27	0.24
Net realized and unrealized gains (losses) on investments	0.01	(0.34)	0.28	(0.04)	0.20	(0.31)

Total from investment operations	0.11	(0.14)	0.52	0.21	0.47	(0.07)
Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.24)	(0.25)	(0.27)	(0.24)
Net realized gains	(0.01)	(0.05)	(0.00)[1]	(0.03)	(0.08)	(0.03)

Total distributions to shareholders	(0.11)	(0.25)	(0.24)	(0.28)	(0.35)	(0.27)
Net asset value, end of period	$10.68	$10.68	$11.07	$10.79	$10.86	$10.74
Total return[2]	0.97%	(1.27)%	4.95%	1.96%	4.50%	(0.76)%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.65%	1.64%	1.64%	1.64%	1.63%
Net expenses	1.59%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	1.82%	1.88%	2.24%	2.28%	2.53%	2.12%
Supplemental data
Portfolio turnover rate	7%	22%	16%	20%	15%	14%
Net assets, end of period (000s omitted)	$8,440	$9,525	$10,358	$10,061	$8,768	$8,972

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Minnesota Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.68	$11.07	$10.78	$10.86	$10.74	$11.07
Net investment income	0.15	0.31 [1]	0.35	0.36	0.38	0.35
Net realized and unrealized gains (losses) on investments	0.01	(0.34)	0.29	(0.05)	0.20	(0.30)

Total from investment operations	0.16	(0.03)	0.64	0.31	0.58	0.05
Distributions to shareholders from
Net investment income	(0.15)	(0.31)	(0.35)	(0.36)	(0.38)	(0.35)
Net realized gains	(0.01)	(0.05)	(0.00)[2]	(0.03)	(0.08)	(0.03)

Total distributions to shareholders	(0.16)	(0.36)	(0.35)	(0.39)	(0.46)	(0.38)
Net asset value, end of period	$10.68	$10.68	$11.07	$10.78	$10.86	$10.74
Total return[3]	1.48%	(0.28)%	6.10%	2.88%	5.55%	0.32%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.84%	0.83%	0.83%	0.83%	0.82%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.81%	2.87%	3.24%	3.28%	3.53%	3.11%
Supplemental data
Portfolio turnover rate	7%	22%	16%	20%	15%	14%
Net assets, end of period (000s omitted)	$98,343	$104,906	$124,485	$111,475	$98,483	$98,992

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Minnesota Tax-Free Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30, 2017[1]
INSTITUTIONAL CLASS
Net asset value, beginning of period	$10.69	$10.88
Net investment income	0.16	0.21
Net realized and unrealized gains (losses) on investments	0.01	(0.14)

Total from investment operations	0.17	0.07
Distributions to shareholders from
Net investment income	(0.16)	(0.21)
Net realized gains	(0.01)	(0.05)

Total distributions to shareholders	(0.17)	(0.26)
Net asset value, end of period	$10.69	$10.69
Total return[2]	1.52%	0.62%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.52%
Net expenses	0.51%	0.51%
Net investment income	2.90%	2.91%
Supplemental data
Portfolio turnover rate	7%	22%
Net assets, end of period (000s omitted)	$26,925	$22,785

[1]	For the period from October 31, 2016 (commencement of class operations) to June 30, 2017

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Minnesota Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Minnesota Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)	Wells Fargo Minnesota Tax-Free Fund	21

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2017, the aggregate cost of all investments for federal income tax purposes was $160,487,019 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$5,162,570
Gross unrealized losses	(569,416)
Net unrealized gains	$4,593,154

As of June 30, 2017, the Fund had current year deferred post-October capital losses consisting of $48,970 in short-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Minnesota Tax-Free Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$165,080,173	$0	$165,080,173

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2017, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.60% for Administrator Class shares and 0.52% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A Distribution fee is charged to Class C and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive

Notes to financial statements (unaudited)	Wells Fargo Minnesota Tax-Free Fund	23

the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2017, Funds Distributor received $245 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $4,000,000 and $12,250,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2017.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2017 were $14,803,542 and $11,634,196, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended December 31, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Minnesota Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Minnesota Tax-Free Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Minnesota Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Minnesota Tax-Free Fund	27

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

28	Wells Fargo Minnesota Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

308063 02-18 SA252/SAR252 12-17

Semi-Annual Report

December 31, 2017

Wells Fargo Municipal Bond Fund

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The views expressed and any forward-looking statements are as of December 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Municipal Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Municipal Bond Fund for the six-month period that ended December 31, 2017. In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks delivered similar results, with returns of 11.42% and 11.48%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.24% and the Bloomberg Barclays Municipal Bond Index4 returned 1.82%.

As global growth improved in the third quarter of 2017, investment markets generally advanced.

Most stock markets worldwide moved higher during the quarter and ended the period at or near all-time highs. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. While North Korea’s recent missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on the quarter’s stock returns. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, the U.S. Federal Reserve (Fed) maintained the target range for the federal funds rate at 1.00% to 1.25%, noting that inflation had remained below the Fed’s 2.00% objective. However, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October. Outside the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Positive economic and market news continued through the fourth quarter.

During the fourth quarter of 2017, stock markets followed a steady, upward trajectory with no meaningful pullbacks, similar to their paths during the previous three quarters of the year. The extended rally was driven largely by reports of strong earnings and revenue surprises from many companies. Synchronous economic expansion worldwide with mild inflation provided a favorable environment for markets to rise with minimal volatility. Data released during the quarter reflected a

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Municipal Bond Fund	3

healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate, just ahead of the second quarter’s 3.1% pace. Hiring remained solid during the quarter; the hiring pace pushed the unemployment rate down to a 17-year low of 4.1% in October, and it remained at 4.1% for both November and December. Fed officials began unwinding the Fed’s $4.5 trillion portfolio of bonds and other assets in October as planned, and in December they raised the target for the federal funds rate to a range of 1.25% to 1.50%. As a result, long-term interest rates in the U.S. continued trending upward, although the 10-year rate remained below 2.5%. Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 45 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, and accelerated trade growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA®, CPA

Robert J. Miller

Average annual total returns (%) as of December 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WMFAX)	4-8-2005	1.23	2.65	4.65	5.95	3.60	5.14	0.79	0.75
Class C (WMFCX)	4-8-2005	4.16	2.83	4.36	5.16	2.83	4.36	1.54	1.50
Administrator Class (WMFDX)	4-8-2005	–	–	–	6.11	3.78	5.32	0.73	0.60
Institutional Class (WMBIX)	3-31-2008	–	–	–	6.25	3.90	5.44	0.46	0.46
Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	5.45	3.02	4.46	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/ or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Municipal Bond Fund	5

Effective maturity distribution as of December 31, 2017[5]

Credit quality as of December 31, 2017[6]

[1]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.75% for Class A, 1.50% for Class C, 0.60% for Administrator Class, and 0.48% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2017	Ending account value 12-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,024.48	$3.83	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class C
Actual	$1,000.00	$1,021.62	$7.64	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Administrator Class
Actual	$1,000.00	$1,026.25	$3.06	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,026.96	$2.35	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$2.35	0.46%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.53%

Alabama: 1.77%
Alabama Federal Aid Highway Finance Authority Series A (Tax Revenue)	5.00%	9-1-2035	$19,000,000	$22,743,380
Alabama State University General Tuition and Fee (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	8-1-2032	10,520,000	10,268,467
Birmingham AL CAB Series A1 (GO Revenue) ¤	0.00	3-1-2045	3,000,000	3,275,400
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2025	710,000	550,605
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	3,000,000	2,186,460
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,448,343
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	4,490,000	4,646,207
Jefferson County AL Warrants Series C (GO Revenue)	4.90	4-1-2021	2,590,000	2,680,106

				48,798,968

Alaska: 0.42%
Alaska IDA Loan Anticipation Revenue YKHC Project (Health Revenue)	3.50	12-1-2020	11,300,000	11,486,111

Arizona: 1.36%
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A (Education Revenue) 144A	5.75	6-15-2038	1,085,000	1,111,973
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A (Education Revenue) 144A	5.88	6-15-2048	2,435,000	2,495,193
Maricopa County AZ IDA Senior Living Facility Series 2016 (Health Revenue) 144A	6.00	1-1-2048	2,250,000	2,311,313
Maricopa County AZ PCR Public Service Company of New Mexico Palo Verde Project Series B (Utilities Revenue)	5.20	6-1-2043	100,000	107,887
Navajo Nation AZ Refunding Bond Series A (Miscellaneous Revenue) 144A	5.50	12-1-2030	7,275,000	8,133,959
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	2,000,000	2,277,360
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	7,480,000	7,614,266
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	6,470,000	6,584,325
Pima County AZ IDA Noah Webster Schools-Pima Project (Education Revenue)	7.00	12-15-2043	3,225,000	3,576,041
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.25	12-1-2020	1,000,000	1,073,520
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.38	12-1-2021	1,000,000	1,095,520
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.50	12-1-2022	1,000,000	1,096,230

				37,477,587

California: 6.02%
Alameda County CA Certificate of Participation (Miscellaneous Revenue, National Insured) ¤	0.00	6-15-2019	1,400,000	1,354,332
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,445,875
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	3,795,000	2,437,529
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2034	5,000,000	2,944,350
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2035	6,700,000	3,795,014
Alhambra CA Unified School District CAB Series B (GO Revenue, AGC Insured) ¤	0.00	8-1-2031	7,500,000	4,932,675
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	8,500,000	9,768,455
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) (Transportation Revenue) ±	2.96	4-1-2036	18,000,000	18,516,420

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13%	8-1-2043	$2,230,000	$2,486,740
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project (Industrial Development Revenue) 144A	8.00	7-1-2039	3,270,000	3,687,644
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.97	8-1-2027	15,000,000	15,000,000
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	4,000,000	4,235,840
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2031	3,260,000	3,694,428
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	405,000	415,526
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	4,900,000	5,448,898
Cerritos CA Community College District CAB Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2027	1,000,000	781,550
Cerritos CA Community College District CAB Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2028	1,040,000	783,120
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	1,000,000	661,220
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	1,000,000	632,240
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2033	1,000,000	601,490
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2032	2,515,000	1,488,603
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2033	2,000,000	1,129,800
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.00	9-1-2027	3,820,000	3,880,432
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2028	1,165,000	873,063
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2029	1,500,000	1,082,385
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,385,440
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,327,420
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2032	1,660,000	1,056,524
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2033	1,230,000	750,669
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	6,470,000	4,433,373
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	3,330,000	2,114,417
Golden State Tobacco Securitization Corporation California Tobacco Settlement Revenue Series A (Miscellaneous Revenue)	5.00	6-1-2030	970,000	1,118,526
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	6.13	11-1-2029	15,925,000	20,444,674
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,014,420
Ontario Montclair CA School District CAB (GO Revenue, AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,093,575
Ontario Montclair CA School District CAB (GO Revenue, AGC Insured) ¤	0.00	8-1-2030	2,000,000	1,348,240
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2027	2,095,000	1,631,230
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2028	4,450,000	3,334,608
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2029	4,520,000	3,274,152
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2031	2,185,000	1,467,009

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00%	3-1-2032	$2,000,000	$1,293,720
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2033	4,295,000	2,678,061
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGC Insured)	5.88	8-1-2037	25,000	26,505
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	5,420,000	5,777,395
San Bernardino CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2031	1,100,000	1,252,152
San Bernardino CA Unified School District Series A (GO Revenue, AGM Insured)	5.00	8-1-2026	1,100,000	1,275,230
San Bernardino CA Unified School District Series A (GO Revenue, AGM Insured)	5.00	8-1-2028	1,250,000	1,440,550
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	1,040,000	1,105,281
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	2,000,000	2,201,560
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2031	2,000,000	1,338,200
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2033	1,000,000	615,210
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2034	2,000,000	1,177,040
Tender Option Bond Trust Receipts/Floater Certificates Santa Clara County CA San Jose Unified School District Series 2015 (GO Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.86	8-1-2022	2,050,000	2,050,000
West Contra Costa CA Unified School District CAB Series C (GO Revenue, AGM Insured) ¤	0.00	8-1-2029	3,000,000	2,196,720
West Contra Costa CA Unified School District Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤	0.00	8-1-2029	1,690,000	1,237,486
Wiseburn CA School District CAB Election of 2010 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,419,406

				165,956,422

Colorado: 2.27%
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2022	4,600,000	4,121,600
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	2,200,000	2,354,308
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A (Education Revenue)	6.00	12-15-2037	2,900,000	2,886,544
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2 (Education Revenue)	7.00	12-15-2046	3,940,000	4,042,361
Colorado ECFA Charter School Community Leadership Academy (Education Revenue)	5.75	7-1-2019	380,000	383,314
Colorado ECFA Charter School Community Leadership Academy Second Campus Project (Education Revenue)	7.00	8-1-2033	1,285,000	1,464,258
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	7.25	10-1-2039	500,000	521,110
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	7.50	9-1-2033	5,015,000	6,493,522
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.00	9-1-2043	5,930,000	7,817,756
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	3,795,000	5,028,337
Colorado ECFA Charter School Twin Peaks Charter Academy (Education Revenue)	6.50	3-15-2043	1,290,000	1,402,849
Colorado Health Facilities Authority Catholic Health Initiative Series 2009-A (Health Revenue)	5.00	7-1-2039	14,260,000	14,688,513
Colorado Health Facilities Authority Catholic Health Initiatives Series D-1 (Health Revenue)	6.25	10-1-2033	4,000,000	4,117,600

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes (Transportation Revenue)	5.75%	1-1-2044	$2,160,000	$2,417,666
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.25	12-15-2020	215,000	223,892
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.75	12-15-2025	455,000	479,247
Colorado PFA Charter School Highline Academy Project (Education Revenue)	7.38	12-15-2040	4,010,000	4,241,056

				62,683,933

Connecticut: 0.29%
Hamden CT BAN (GO Revenue)	5.00	8-15-2026	1,235,000	1,407,530
Hartford CT Series A (GO Revenue)	5.00	4-1-2028	3,165,000	3,085,115
Hartford CT Series B (GO Revenue)	5.00	4-1-2025	1,220,000	1,204,921
Hartford CT Series B (GO Revenue)	5.00	4-1-2026	1,470,000	1,451,434
Hartford CT Series B (GO Revenue)	5.00	4-1-2027	1,000,000	987,120

				8,136,120

Delaware: 0.36%
Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	7,500,000	7,599,900
Kent County DE Charter School Incorporated Project (Education Revenue)	7.38	5-1-2037	2,110,000	2,314,501

				9,914,401

District of Columbia: 0.19%
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	2,925,000	3,161,282
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00	10-1-2035	2,000,000	2,066,780

				5,228,062

Florida: 3.35%
ChampionsGate Florida Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25	5-1-2020	795,000	796,709
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	1,000,000	1,104,940
Collier County FL School Board Refunding Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.25	2-15-2021	1,000,000	1,102,490
Crossings at Fleming Island Florida Community Development District Refunding Bond Senior Lien Series A-1 (Miscellaneous Revenue)	2.25	5-1-2018	1,260,000	1,261,071
Crossings at Fleming Island Florida Community Development District Refunding Bond Senior Lien Series A-1 (Miscellaneous Revenue)	2.63	5-1-2019	1,295,000	1,302,485
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2031	1,155,000	1,298,382
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2032	1,465,000	1,641,869
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	13,290,000	15,553,686
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated (Resource Recovery Revenue) 144A	5.00	8-1-2029	4,000,000	4,100,040
Florida Development Finance Corporation Surface Brightline Passenger Rail Project (Transportation Revenue) 144A	5.63	1-1-2047	2,500,000	2,603,700
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12-15-2047	800,000	987,240
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12-15-2042	2,675,000	2,894,992

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00%	11-1-2038	$2,500,000	$2,499,825
Indigo FL Community Development District Series C (Miscellaneous Revenue) ††	1.40	5-1-2030	2,536,248	1,141,312
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2025	530,000	592,641
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2028	1,195,000	1,312,923
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	5-1-2031	1,141,000	1,142,084
Marshall Creek Florida Community Development District (Miscellaneous Revenue) ††	5.00	5-1-2032	2,045,000	2,018,108
Marshall Creek Florida Community Development District (Miscellaneous Revenue)	6.32	5-1-2045	130,000	124,613
Miami-Dade County FL School District (GO Revenue)	5.00	3-15-2046	15,000,000	17,331,000
Miami-Dade County FL Seaport AMT Series B (Airport Revenue)	6.00	10-1-2033	500,000	593,965
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2033	1,525,000	1,777,708
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2035	1,680,000	1,967,549
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2036	1,765,000	2,063,479
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11-1-2028	2,000,000	2,063,820
Pinellas County FL Educational Facilities Authority Barry University Project (Education Revenue)	5.00	10-1-2027	1,600,000	1,712,640
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	6.20	11-15-2026	1,680,000	1,813,090
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	7.38	11-15-2041	3,525,000	3,892,270
St. Johns County FL IDA Refunding Glenmoor Project Series A (Health Revenue) ††	1.34	1-1-2049	326,749	184,384
St. Johns County FL IDA Refunding Glenmoor Project Subordinate Series B (Health Revenue) †	2.50	1-1-2049	277,527	3
St. Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue)	6.50	11-15-2039	5,500,000	5,980,755
Trout Creek Florida Community Development District (Miscellaneous Revenue)	4.88	5-1-2025	2,310,000	2,329,058
Viera East Florida Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2020	2,020,000	2,158,491
Viera East Florida Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2021	2,140,000	2,342,744
Viera East Florida Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2022	2,265,000	2,541,353

				92,231,419

Georgia: 0.73%
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A-1 (Health Revenue)	6.00	1-1-2023	1,500,000	1,527,225
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A-1 (Health Revenue)	6.75	1-1-2035	2,000,000	2,072,000
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A-1 (Health Revenue)	7.00	1-1-2040	3,500,000	3,674,370
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A (Education Revenue) ††	4.38	7-1-2025	1,920,000	1,632,749
Fulton County GA Development Authority Hospital Revenue Bond Series A (Health Revenue)	5.00	4-1-2047	2,250,000	2,581,875
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, Ambac Insured)	7.25	1-1-2024	400,000	513,640

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Georgia (continued)
Georgia Private Colleges & Universities Authority Series A (Education Revenue)	5.25%	10-1-2027	$2,655,000	$2,938,315
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2034	3,750,000	1,317,038
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A¤	0.00	6-1-2049	5,600,000	3,735,704

				19,992,916

Guam: 0.13%
Guam Government Limited Obligation Bonds Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	3,195,000	3,417,947
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured)	5.75	9-1-2031	60,000	62,146

				3,480,093

Hawaii: 0.11%
Hawaii Prerefunded Bond Series DZ (GO Revenue)	5.00	12-1-2031	1,670,000	1,863,553
Hawaii Unrefunded Bond Series DZ (GO Revenue)	5.00	12-1-2031	1,030,000	1,151,437

				3,014,990

Idaho: 0.63%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	6,300,000	6,451,515
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12-1-2033	3,000,000	3,128,970
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	5.75	12-1-2032	500,000	552,480
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	1,405,000	1,468,956
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	730,000	746,323
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	1,365,000	1,406,523
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	500,000	503,960
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series A (Education Revenue)	6.75	7-1-2048	1,322,876	1,368,740
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B (Education Revenue) 144A¤	0.00	7-1-2049	1,276,564	145,758
Idaho Housing & Finance Association Nonprofit Facilities Victory Charter School Incorporated Series A (Education Revenue)	6.13	7-1-2038	1,500,000	1,534,695

				17,307,920

Illinois: 18.65%
Chicago IL Board of Education CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2025	9,935,000	7,672,006
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2020	1,000,000	909,120
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2023	1,430,000	1,149,377
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2026	4,245,000	2,967,085
Chicago IL Board of Education Series C (GO Revenue, AGM Insured)	5.25	12-1-2023	1,500,000	1,550,685

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00%	12-1-2025	$1,430,000	$1,450,492
Chicago IL CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2030	5,745,000	3,619,120
Chicago IL CAB Project & Refunding Series C (GO Revenue, AGM Insured) ¤	0.00	1-1-2026	7,360,000	5,603,462
Chicago IL Motor Fuel Refunding (Tax Revenue)	5.00	1-1-2025	2,595,000	2,821,388
Chicago IL Motor Fuel Refunding (Tax Revenue)	5.00	1-1-2026	4,000,000	4,326,400
Chicago IL Motor Fuel Refunding (Tax Revenue)	5.00	1-1-2028	1,000,000	1,070,980
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2024	680,000	743,179
Chicago IL Neighborhoods Alive 21 Program Series B (GO Revenue)	5.50	1-1-2034	1,500,000	1,631,325
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Series B (Airport Revenue)	5.00	1-1-2026	5,000,000	5,522,450
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	4,000,000	4,514,040
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien (Airport Revenue, AGM Insured)	5.50	1-1-2043	4,530,000	5,210,270
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	4,500,000	5,240,115
Chicago IL Public Building Commission Transit Authority (Transportation Revenue, Ambac Insured)	5.25	3-1-2025	2,960,000	3,347,227
Chicago IL Public Building Commission Transit Authority (Transportation Revenue, Ambac Insured)	5.25	3-1-2027	3,400,000	3,879,706
Chicago IL Refunding Bonds Series 2002 (Tax Revenue)	5.00	1-1-2028	4,430,000	5,299,831
Chicago IL Refunding Bonds Series 2002 (Tax Revenue)	5.00	1-1-2029	1,500,000	1,794,525
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2029	4,600,000	5,088,888
Chicago IL Series A (GO Revenue, National Insured)	5.00	1-1-2029	3,915,000	3,920,520
Chicago IL Series A (Tax Revenue)	5.25	1-1-2038	6,000,000	6,740,100
Chicago IL Series A (GO Revenue)	5.50	1-1-2034	7,175,000	7,803,171
Chicago IL Series A (GO Revenue)	5.50	1-1-2035	1,715,000	1,862,970
Chicago IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2028	9,550,000	10,061,307
Chicago IL Series A (GO Revenue)	5.50	1-1-2033	12,730,000	13,884,993
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	1,285,000	1,406,510
Chicago IL Transit Authority Sales Tax Receipts Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	4,000,000	4,427,480
Chicago IL Transit Authority Sales Tax Receipts Bonds (Tax Revenue)	5.00	12-1-2046	18,250,000	20,388,900
Chicago IL Wastewater Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2027	4,000,000	4,392,280
Chicago IL Waterworks Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	5,000,000	5,512,300
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	3,000,000	3,260,610
Cook County IL Series C (GO Revenue, AGM Insured)	5.00	11-15-2024	4,240,000	4,764,191
Cook County IL Series C (GO Revenue)	5.00	11-15-2025	2,140,000	2,375,357
Cook County IL Series C (GO Revenue)	5.00	11-15-2027	325,000	357,464
Cook County IL Series G (GO Revenue)	5.00	11-15-2028	27,000,000	28,971,540
DeKalb, Kane & Lasalle Counties IL Kishwaukee Community College District #523 Series B (GO Revenue) ¤	0.00	2-1-2019	725,000	709,159
Illinois (Miscellaneous Revenue)	5.00	8-1-2024	2,000,000	2,119,740
Illinois (Miscellaneous Revenue)	5.00	8-1-2025	6,165,000	6,515,419
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	3,000,000	3,382,920
Illinois (Miscellaneous Revenue)	5.25	7-1-2030	2,500,000	2,685,925
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	6,000,000	6,620,340
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	4,450,000	4,903,055
Illinois (GO Revenue)	5.50	1-1-2030	2,900,000	3,290,485
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	4,000,000	4,334,320
Illinois Educational Facilities Authority Aurora University (Education Revenue, Harris NA LOC) ø	1.70	3-1-2032	11,000,000	11,000,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50%	11-1-2038	$5,415,000	$5,630,788
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2018	1,425,000	1,447,316
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2020	1,465,000	1,548,974
Illinois Finance Authority Charter Schools Project Series A (Education Revenue)	6.25	9-1-2039	7,955,000	9,086,758
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A (Education Revenue)	6.88	10-1-2031	1,730,000	1,867,743
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A (Education Revenue)	7.13	10-1-2041	3,800,000	4,014,624
Illinois Finance Authority Friendship Village of Schaumberg (Health Revenue)	5.00	2-15-2022	1,680,000	1,764,588
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00	8-15-2039	5,000,000	5,350,450
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	4-1-2031	8,000,000	9,250,480
Illinois Finance Authority University of Chicago Series B (Education Revenue)	6.25	7-1-2038	3,115,000	3,189,324
Illinois Housing Development Authority Multifamily Housing Revenue Bonds (Housing Revenue)	1.80	12-1-2020	2,900,000	2,896,752
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2026	12,245,000	8,804,277
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2030	25,700,000	15,117,254
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2031	10,035,000	5,729,985
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2031	9,800,000	5,480,454
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (Tax Revenue, National Insured) ¤	0.00	6-15-2029	8,000,000	5,071,920
Illinois Municipal Electric Agency Power Supply System Series A (Utilities Revenue)	5.00	2-1-2030	7,000,000	8,243,410
Illinois Municipal Electric Agency Power Supply System Series A (Utilities Revenue)	5.00	2-1-2031	8,000,000	9,378,720
Illinois Regional Transportation Authority (Tax Revenue, AGM Insured)	5.75	6-1-2023	400,000	466,076
Illinois Sales Tax Revenue Build Illinois Bonds (Tax Revenue)	5.00	6-15-2029	3,000,000	3,262,980
Illinois Sales Tax Revenue Build Illinois Bonds Junior Obligation Series A (Tax Revenue)	4.00	6-15-2032	5,000,000	5,301,650
Illinois Sales Tax Revenue Build Illinois Bonds Junior Obligation Series D (Tax Revenue)	4.00	6-15-2030	10,625,000	11,363,544
Illinois Series 1 (GO Revenue, National Insured)	6.00	11-1-2026	3,200,000	3,695,648
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	3,000,000	3,358,560
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2026	2,020,000	1,453,875
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2021	7,705,000	6,828,787
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2022	2,295,000	1,958,071
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2024	17,570,000	13,826,009
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2025	2,515,000	1,895,782
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2028	4,030,000	4,479,426
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2025	3,745,000	4,213,949
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2026	4,775,000	5,352,011

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00%	6-15-2027	$8,380,000	$9,350,907
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,500,000	3,895,710
Illinois Toll Highway Authority Toll Senior Series B (Transportation Revenue)	5.00	1-1-2039	1,500,000	1,716,540
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2023	8,225,000	7,428,409
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2023	16,725,000	14,527,670
Kendall, Kane & Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2025	905,000	741,249
Kendall, Kane & Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2026	5,050,000	3,998,893
Kendall, Kane & Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2027	12,050,000	9,212,346
Lake County IL School District #24 Millburn CAB (GO Revenue, National Insured) ¤	0.00	1-1-2024	2,000,000	1,645,640
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2018	3,800,000	3,793,768
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	675,000	655,979
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2020	1,250,000	1,172,363
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2021	1,325,000	1,200,569
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2024	5,385,000	4,392,545
Lake County IL Township High School District #126 Zion-Benton CAB (GO Revenue, National Insured) ¤	0.00	2-1-2020	910,000	860,851
McHenry & Kane Counties IL Community Consolidated School District #158 (GO Revenue)	5.63	1-15-2032	2,500,000	2,776,625
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2019	765,000	753,196
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, AGM/FGIC Insured) ¤	0.00	1-1-2023	1,445,000	1,255,156
Railsplitter IL Tobacco Settlement Authority (Tobacco Revenue)	5.00	6-1-2024	3,000,000	3,411,210
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	2,455,000	1,702,493
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2023	350,000	470,621
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2026	2,355,000	1,840,856
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2027	2,435,000	1,833,969
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	14,734,020
Will County IL Community High School District #210 Lincoln-Way Unrefunded CAB (GO Revenue, AGM Insured) ¤	0.00	1-1-2026	7,000,000	5,217,590
Will County IL Community Unit School District #201 Crete-Monee Prerefunded CAB (GO Revenue, National Insured) ¤	0.00	11-1-2023	430,000	379,178
Will County IL Community Unit School District #201 Crete-Monee Unrefunded CAB (GO Revenue, National Insured) ¤	0.00	11-1-2023	1,070,000	902,117
Will County IL Lincoln-Way Community High School District #210 CAB Series B (GO Revenue) ¤	0.00	1-1-2033	2,830,000	1,281,933
Will & Cook Counties IL Community High School District #210 Lincoln-Way CAB Series B (GO Revenue) ¤	0.00	1-1-2032	400,000	191,716
Will & Cook Counties IL Community High School District #210 Lincoln-Way Refunding Bond Series A (GO Revenue)	5.00	1-1-2028	500,000	499,220

				514,276,251

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Indiana: 1.68%
Brookhaven County IN EDA Line Senior Apartments Project Series A (Housing Revenue)	6.25%	7-1-2043	$1,970,000	$2,083,846
Brookhaven County IN EDA Line Senior Apartments Project Series A (Housing Revenue)	6.25	7-1-2048	2,680,000	2,828,311
Carmel IN Local Public Improvement Multipurpose Bonds (Miscellaneous Revenue)	5.00	7-15-2031	6,000,000	7,125,900
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C (Health Revenue)	4.00	11-1-2033	12,885,000	13,736,699
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	9,970,000	10,899,204
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2040	2,470,000	2,679,431
Valparaiso IN Pratt Paper LLC Project (Industrial Development Revenue)	5.88	1-1-2024	1,055,000	1,178,878
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	2.46	12-1-2044	5,755,000	5,768,064

				46,300,333

Iowa: 0.08%
Altoona IA Annual Appropriation Urban Renewal Series C (GO Revenue)	5.00	6-1-2031	1,805,000	2,094,847

Kansas: 0.53%
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A-2 (Housing Revenue, GNMA Insured)	6.70	6-1-2029	30,000	30,255
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	40,000,000	14,533,200

				14,563,455

Kentucky: 1.46%
Kentucky EDFA Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) (Health Revenue) ±	3.11	2-1-2046	22,715,000	22,860,376
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2024	9,260,000	7,644,500
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2028	4,845,000	3,449,592
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2030	2,000,000	1,170,940
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2031	2,780,000	1,511,403
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2032	2,500,000	1,263,450
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C (Transportation Revenue) ¤	0.00	7-1-2033	1,000,000	946,600
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C (Transportation Revenue) ¤	0.00	7-1-2034	1,505,000	1,420,389

				40,267,250

Louisiana: 1.23%
Louisiana Local Government Environmental Facilities & CDA (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2018	2,085,000	2,091,151
Louisiana Public Facilities Authority Loyola University Project CCAB (Education Revenue) ¤	0.00	10-1-2030	4,185,000	3,614,626
Louisiana Public Facilities Authority Loyola University Project CCAB (Education Revenue) ¤	0.00	10-1-2031	3,675,000	3,183,359

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Louisiana (continued)
Louisiana Series D (Miscellaneous Revenue)	4.00%	9-1-2032	$7,005,000	$7,552,231
New Orleans LA (GO Revenue, FGIC Insured)	5.50	12-1-2021	2,050,000	2,230,523
New Orleans LA Aviation Board AMT Series B (Airport Revenue, AGM Insured)	5.00	1-1-2033	3,000,000	3,430,950
New Orleans LA Aviation Board AMT Series B (Airport Revenue)	5.00	1-1-2034	4,500,000	5,118,795
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	6,500,000	6,776,055

				33,997,690

Maine: 0.15%
Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, AGC Insured)	5.88	12-1-2039	1,585,000	1,665,692
Maine Finance Authority Solid Waste Disposal AMT Green Bond Coastal Resources of Maine LLC Project (Resource Recovery Revenue) 144A	5.38	12-15-2033	2,500,000	2,552,450

				4,218,142

Maryland: 0.86%
Howard County MD Certificate of Participation Agricultural Land Preservation #90-23 Series A (Miscellaneous Revenue)	8.00	8-15-2020	293,000	333,586
Maryland CDA Belnor Senior Residences Series D (Housing Revenue)	1.83	6-1-2019	6,200,000	6,149,718
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A (Education Revenue)	5.75	8-1-2033	1,585,000	1,677,738
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A (Education Revenue) 144A	6.90	8-1-2041	8,480,000	9,081,062
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A (Education Revenue)	7.00	8-1-2046	6,085,000	6,520,443

				23,762,547

Massachusetts: 1.58%
Massachusetts Development Finance Agency Partners Healthcare Series S-4 (Health Revenue)	5.00	7-1-2038	10,000,000	11,592,900
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2031	2,150,000	2,386,436
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	3,900,000	4,328,883
Massachusetts Educational Financing Authority AMT Series B (Education Revenue)	5.38	1-1-2020	140,000	147,755
Massachusetts Educational Financing Authority AMT Series J (Education Revenue)	5.00	7-1-2020	6,000,000	6,419,220
Massachusetts Educational Financing Authority AMT Series J (Education Revenue)	5.00	7-1-2021	3,000,000	3,262,050
Massachusetts Educational Financing Authority Series I (Education Revenue)	6.00	1-1-2028	1,540,000	1,629,305
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue, JPMorgan Chase & Company SPA) ø	1.71	8-1-2037	13,935,000	13,935,000

				43,701,549

Michigan: 8.26%
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2018	3,050,000	2,988,543
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2019	3,050,000	2,863,371
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	2,070,000	1,858,860
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	9,675,000	10,438,938
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C (Water & Sewer Revenue)	5.00	7-1-2036	8,500,000	9,630,160

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (Water & Sewer Revenue)	4.00%	7-1-2032	$11,000,000	$11,624,800
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (Water & Sewer Revenue, AGM Insured)	4.00	7-1-2033	11,000,000	11,708,950
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2026	1,075,000	1,208,246
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2028	1,450,000	1,618,215
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2029	1,350,000	1,504,494
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2030	1,775,000	1,966,043
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2031	1,425,000	1,574,654
Michigan Finance Authority Limited Obligation Public School Holly Academy (Education Revenue)	6.50	10-1-2020	100,000	105,526
Michigan Finance Authority Limited Obligation Public School Holly Academy (Education Revenue)	8.00	10-1-2040	1,350,000	1,494,882
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A (Miscellaneous Revenue)	7.50	12-1-2020	200,000	206,716
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A (Miscellaneous Revenue)	8.00	12-1-2030	1,135,000	1,201,534
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A (Miscellaneous Revenue)	8.25	12-1-2039	2,220,000	2,347,184
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	2,000,000	2,321,400
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2026	1,945,000	2,237,898
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	2,260,000	2,584,287
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2028	3,480,000	3,964,764
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2032	5,750,000	6,454,088
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue)	5.00	7-1-2035	2,000,000	2,252,380
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	1,000,000	1,143,490
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2031	1,340,000	1,505,959
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2032	2,000,000	2,239,920
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2033	2,975,000	3,318,404
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2034	3,670,000	4,081,847
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2039	7,955,000	8,776,433
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	6.25	11-1-2020	280,000	290,881
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F (Tax Revenue)	4.50	10-1-2029	7,000,000	7,309,960
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-4 (Water & Sewer Revenue)	5.00	7-1-2031	6,500,000	7,327,320
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	3,250,000	3,601,260
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	12,625,000	13,823,996

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Finance Authority Trinity Health Credit Group Series A (Health Revenue)	5.00%	12-1-2047	$24,620,000	$27,136,164
Michigan Housing Development Authority Multifamily Housing Revenue Bonds Renaissance Estates of Ecorse Phase II Project (Housing Revenue)	1.78	11-1-2020	9,800,000	9,802,842
Michigan Housing Development Authority Series D (Housing Revenue, Industrial and Commercial Bank of China Limited SPA) ø	1.75	6-1-2030	1,915,000	1,915,000
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	150,000	150,110
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2023	1,185,000	1,187,323
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.00	5-1-2019	100,000	100,059
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	4,610,000	4,611,429
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2019	75,000	72,272
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2020	205,000	191,271
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	3,660,000	2,851,872
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue)	8.50	9-1-2029	1,500,000	1,292,715
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue)	8.75	9-1-2039	3,500,000	2,829,540
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project (Education Revenue)	7.00	10-1-2036	1,122,500	1,131,716
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project (Education Revenue)	8.38	12-1-2030	2,085,000	2,227,906
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project (Education Revenue)	8.63	12-1-2039	4,170,000	4,450,057
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project Series KT (Utilities Revenue)	5.63	7-1-2020	1,200,000	1,303,500
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue)	4.13	7-1-2045	15,500,000	15,665,075
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	4,410,000	4,518,177
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	8,545,000	8,749,738

				227,762,169

Mississippi: 0.62%
Mississippi Business Finance Corporation Power Company Project 1st Series (Utilities Revenue)	1.63	12-1-2040	8,000,000	7,999,200
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	8,155,000	9,012,417

				17,011,617

Missouri: 0.71%
Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A (Tax Revenue)	4.00	6-1-2026	8,700,000	8,797,962
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	855,000	854,786
St. Louis MO IDA Convention Center Hotel (Miscellaneous Revenue, Ambac Insured) ¤	0.00	7-15-2019	2,475,000	2,372,783

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Missouri (continued)
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.25%	7-1-2029	$2,000,000	$2,129,740
St. Louis MO Special Administrative Board of The St. Louis School District (GO Revenue)	4.00	4-1-2030	4,840,000	5,324,678

				19,479,949

Nebraska: 1.05%
Nebraska Central Plains Energy Gas Project #3 (Utilities Revenue)	5.00	9-1-2027	1,020,000	1,147,765
Nebraska Central Plains Energy Gas Project #3 Series A (Utilities Revenue)	5.00	9-1-2032	6,200,000	7,579,190
Nebraska Central Plains Energy Gas Project #3 Series A (Utilities Revenue)	5.00	9-1-2036	2,000,000	2,506,040
Nebraska Central Plains Energy Gas Project #3 Series A (Utilities Revenue)	5.00	9-1-2042	13,700,000	17,608,473

				28,841,468

Nevada: 0.04%
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2022	455,000	490,763
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2023	360,000	390,463
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2024	235,000	254,098

				1,135,324

New Jersey: 5.25%
Bayonne NJ School Refunding Bonds (GO Revenue, AGM Insured)	5.00	7-15-2023	2,505,000	2,855,900
New Jersey EDA School Facilities Construction Refunding Bond Project Series I (SIFMA Municipal Swap +1.55%) (Miscellaneous Revenue) ±	3.26	9-1-2027	14,745,000	14,545,943
New Jersey EDA School Facilities Construction Refunding Bond Project Series I (SIFMA Municipal Swap +1.60%) (Miscellaneous Revenue) ±	3.31	3-1-2028	1,200,000	1,180,932
New Jersey EDA School Facilities Construction Refunding Bond Project Series II (Miscellaneous Revenue)	5.00	3-1-2026	4,000,000	4,315,480
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2026	15,000,000	16,356,450
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund (Education Revenue)	5.00	6-15-2025	5,830,000	6,472,991
New Jersey TTFA (Transportation Revenue)	6.00	12-15-2038	10,425,000	10,805,304
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2029	11,875,000	7,302,888
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	4,500,000	2,519,955
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	1,150,000	817,478
New Jersey TTFA Series A (Transportation Revenue)	5.00	6-15-2042	5,540,000	5,896,056
New Jersey TTFA Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2023	2,000,000	2,321,480
New Jersey TTFA Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2025	10,000,000	12,008,300
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2044	1,000,000	1,083,520
New Jersey TTFA Series AA (Transportation Revenue)	5.25	6-15-2033	10,000,000	10,928,700
New Jersey TTFA Series B (Transportation Revenue)	5.25	6-15-2036	5,575,000	5,962,351
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	8,000,000	8,846,560
Newark NJ Housing Authority Port Newark Marine Terminal Rental (Miscellaneous Revenue, National Insured)	5.00	1-1-2032	7,620,000	8,815,121
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2025	5,000,000	5,447,900
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2026	2,205,000	2,410,109
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2027	6,035,000	6,588,108
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.25	7-15-2024	1,325,000	1,452,876

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00%	7-15-2025	$385,000	$419,488
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2026	395,000	430,929
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2027	405,000	441,000
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.25	7-15-2024	375,000	411,191
Rutgers State University Series L (Education Revenue)	5.00	5-1-2033	3,560,000	4,033,551

				144,670,561

New Mexico: 0.38%
New Mexico Mortgage Finance Authority SFMR Class I (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	550,000	593,742
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Series B (1 Month LIBOR +0.75%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.66	11-1-2039	10,000,000	9,991,300

				10,585,042

New York: 9.28%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	3,500,000	3,780,000
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	8.25	2-1-2041	9,655,000	10,605,631
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (3 Month LIBOR +0.73%) (Health Revenue) ±	1.65	5-1-2018	765,000	765,107
New York Dormitory Authority Series B (Tax Revenue)	5.75	3-15-2036	10,000,000	10,505,800
New York Metropolitan Transportation Authority Series A (Transportation Revenue)	5.00	11-15-2030	11,000,000	12,506,340
New York Metropolitan Transportation Authority Series C (Transportation Revenue)	6.50	11-15-2028	6,465,000	6,742,155
New York Metropolitan Transportation Authority Series C (Transportation Revenue)	6.50	11-15-2028	1,535,000	1,603,123
New York NY Adjusted Fiscal 2017 Subordinate Series A-5 (GO Revenue, Landesbank Hessen-Thüringen SPA) ø	1.85	8-1-2044	12,000,000	12,000,000
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP (Utilities Revenue)	5.75	10-1-2036	5,000,000	4,982,450
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP (Utilities Revenue)	5.65	10-1-2028	3,350,000	3,336,332
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA (Water & Sewer Revenue)	5.00	6-15-2044	17,400,000	19,009,848
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.00	6-15-2044	30,265,000	33,490,038
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.00	6-15-2047	2,330,000	2,629,708
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.25	6-15-2044	9,800,000	10,995,796
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	11,868,660
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.75	6-15-2040	1,150,000	1,172,092
New York NY Municipal Water Finance Authority Water & Sewer System Series DD (Water & Sewer Revenue)	5.00	6-15-2026	3,255,000	3,603,025
New York NY Municipal Water Finance Authority Water & Sewer System Unrefunded Bond Balance (Water & Sewer Revenue)	5.75	6-15-2040	3,850,000	3,923,959
New York NY Series F-1 (GO Revenue)	5.00	3-1-2032	3,000,000	3,417,060

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue)	5.75%	1-15-2039	$2,500,000	$2,611,425
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I (Tax Revenue)	5.00	5-1-2033	5,395,000	6,138,701
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bonds Series A (Tax Revenue)	5.00	8-1-2031	17,075,000	20,010,534
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bonds Series B Subseries B-1 (Tax Revenue)	5.00	8-1-2045	12,140,000	14,425,962
New York NY Transitional Finance Authority Subordinate Series A-2 (Tax Revenue, Dexia Credit Local LIQ) ø	1.82	11-1-2022	7,450,000	7,450,000
Niagara Falls NY Bridge Commission (Transportation Revenue, National Insured)	6.25	10-1-2021	7,230,000	8,361,278
Oyster Bay NY BAN Series A (GO Revenue)	3.50	6-1-2018	3,000,000	3,013,470
Oyster Bay NY BAN Series C (GO Revenue)	4.00	6-1-2018	3,000,000	3,018,810
Suffolk County NY TAN (GO Revenue)	2.50	7-25-2018	26,215,000	26,317,239
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	4.50	6-1-2026	520,000	565,895
Westchester County NY Local Development Pace University Series A (Education Revenue)	5.00	5-1-2034	1,850,000	2,055,276
Westchester County NY Local Development Pace University Series B (Education Revenue) øø	1.43	5-1-2044	5,000,000	5,000,000

				255,905,714

North Carolina: 1.29%
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	1-1-2026	1,250,000	1,300,188
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	1-1-2024	2,000,000	2,103,860
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D (Health Revenue)	6.00	12-1-2029	5,000,000	5,203,700
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D (Health Revenue)	6.25	12-1-2033	8,500,000	8,865,415
Wake County NC Housing Authority Sunnybrook Pointe Apartments (Housing Revenue)	1.86	12-1-2020	18,100,000	18,069,411

				35,542,574

Ohio: 2.61%
Allen County OH Catholic Healthcare Series B (Health Revenue)	5.25	9-1-2027	3,825,000	4,177,780
Allen County OH Hospital Facilities Revenue Bonds Series B (Health Revenue)	5.00	8-1-2047	5,000,000	5,587,200
Cleveland & Cuyahoga Counties OH Port Authority Economic Development Facilities Centers for Dialysis Care Project (Health Revenue)	5.00	12-1-2042	5,205,000	5,530,885
Cleveland OH Airport System Revenue Series A (Airport Revenue)	5.00	1-1-2025	4,015,000	4,467,049
Cleveland OH Airport System Revenue Series A (Airport Revenue, AGM Insured)	5.00	1-1-2031	3,600,000	3,981,996
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, National Insured)	6.25	4-1-2020	1,935,000	2,017,354
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue)	3.95	11-1-2032	2,700,000	1,193,913
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2026	1,500,000	1,753,635
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2028	1,600,000	1,856,320
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2030	2,250,000	2,590,628
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2035	12,000,000	13,659,960

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00%	12-31-2039	$2,500,000	$2,831,450
Ohio Turnpike Commission CAB Series A-4 (Transportation Revenue) ¤	0.00	2-15-2034	8,500,000	8,462,175
Ohio Water Development Authority Pollution Control AMT Series C (Industrial Development Revenue)	3.95	11-1-2032	8,000,000	3,537,520
Ohio Water Development Authority Pollution Control FirstEnergy Nuclear Generation Project (Industrial Development Revenue)	3.75	7-1-2033	11,580,000	5,120,213
Ohio Water Development Authority Pollution Control Series C (Industrial Development Revenue)	4.00	6-1-2033	3,720,000	1,645,430
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	3,665,000	3,672,770

				72,086,278

Oklahoma: 0.50%
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2026	1,810,000	2,185,430
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2030	2,000,000	2,354,760
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2031	1,145,000	1,344,230
McGee Creek Authority Oklahoma Water Revenue (Water & Sewer Revenue, National Insured)	6.00	1-1-2023	2,865,000	3,107,350
Oklahoma Turnpike Authority Series C (Transportation Revenue)	5.00	1-1-2047	3,000,000	3,547,740
Tulsa OK Airports Improvement Trust AMT Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2035	1,055,000	1,169,415

				13,708,925

Oregon: 0.17%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	4,500,000	4,793,130

Pennsylvania: 7.72%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63	8-15-2039	5,130,000	5,444,572
Allegheny County PA IDA Carnegie Museums of Pittsburgh (Miscellaneous Revenue, Citizens Bank LOC) ø	1.74	8-1-2032	6,910,000	6,910,000
Allegheny County PA West Mifflin Area School District (GO Revenue, AGM Insured)	5.00	4-1-2025	1,180,000	1,354,097
Allegheny County PA West Mifflin Area School District (GO Revenue, AGM Insured)	5.00	4-1-2026	1,200,000	1,388,328
Allegheny County PA West Mifflin Area School District (GO Revenue, AGM Insured)	5.00	4-1-2027	1,000,000	1,160,290
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A (Utilities Revenue)	2.70	4-1-2035	2,000,000	884,940
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	3.21	11-1-2039	20,000,000	20,353,800
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	445,000	446,095
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	7-1-2032	5,000,000	6,435,750
Delaware Valley PA Regional Finance Authority Local Government Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	16,420,000	20,150,131
Delaware Valley PA Regional Finance Authority Local Government Series C (Miscellaneous Revenue, Ambac Insured)	7.75	7-1-2027	4,025,000	5,643,211

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Luzerne County PA Series E (GO Revenue, AGM Insured)	8.00%	11-1-2027	$135,000	$141,842
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2024	1,540,000	1,746,961
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2025	1,625,000	1,852,159
Montgomery County PA IDA Exelon Generation Company LLC Project Series A (Industrial Development Revenue)	2.55	12-1-2029	11,530,000	11,572,892
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue)	2.50	10-1-2030	10,625,000	10,661,763
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2034	14,275,000	16,263,508
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2030	600,000	692,286
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2038	2,100,000	2,374,134
Pennsylvania Finance Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2025	1,360,000	1,083,811
Pennsylvania Turnpike Commission Motor License Series B-1 (Transportation Revenue)	5.00	12-1-2040	12,410,000	13,571,948
Pennsylvania Turnpike Commission Series A-1 (Transportation Revenue)	5.00	12-1-2047	1,750,000	2,041,568
Pennsylvania Turnpike Commission Subordinate Series B-1 (Transportation Revenue)	5.00	6-1-2027	1,000,000	1,196,420
Pennsylvania Turnpike Commission Subordinate Series B-1 (Transportation Revenue)	5.00	6-1-2028	1,450,000	1,710,971
Pennsylvania Turnpike Commission Subordinate Series B-1 (Transportation Revenue)	5.00	6-1-2029	2,000,000	2,347,300
Pennsylvania Turnpike Commission Subordinate Series B-2 (Transportation Revenue)	5.00	6-1-2027	1,200,000	1,435,704
Pennsylvania Turnpike Commission Subordinate Series B-2 (Transportation Revenue)	5.00	6-1-2028	5,400,000	6,371,892
Philadelphia PA Airport Series A (Airport Revenue)	5.00	7-1-2047	3,000,000	3,457,710
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	2,000,000	2,295,240
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	280,000	311,422
Philadelphia PA School District Series A (GO Revenue)	5.00	9-1-2024	2,075,000	2,365,459
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2021	5,000,000	5,462,050
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2035	3,820,000	4,232,713
Philadelphia PA Series B (Water & Sewer Revenue)	5.00	7-1-2033	8,000,000	9,347,200
Quakertown PA General Authority Health LifeQuest Obligated Group Series C (Health Revenue)	4.50	7-1-2027	750,000	744,278
Quakertown PA General Authority Health LifeQuest Obligated Group Series C (Health Revenue)	5.00	7-1-2032	1,000,000	1,001,990
Quakertown PA General Authority Refunding Bond Health LifeQuest Obligated Group Series C (Health Revenue)	5.30	7-1-2042	1,750,000	1,756,930
Scranton PA Notes (GO Revenue)	5.00	11-15-2032	2,850,000	2,990,676
State Public School Building Authority Philadelphia PA School District Project (Miscellaneous Revenue)	5.00	4-1-2022	2,635,000	2,901,978
State Public School Building Authority Philadelphia PA School District Project (Miscellaneous Revenue)	5.00	4-1-2024	3,960,000	4,327,765
State Public School Building Authority Philadelphia PA School District Project (Miscellaneous Revenue)	5.00	6-1-2024	2,250,000	2,556,990
State Public School Building Authority Philadelphia PA School District Project Series A (Miscellaneous Revenue)	5.00	6-1-2034	1,915,000	2,133,214
State Public School Building Authority Philadelphia PA School District Project Series A (Miscellaneous Revenue)	5.00	6-1-2035	16,715,000	18,565,685

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund	25

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
York County PA IDA Philadelphia Electric Company Project Series A (Industrial Development Revenue)	2.55%	6-1-2036	$3,140,000	$3,179,690

				212,867,363

Puerto Rico: 0.11%
Puerto Rico Highway & Transportation Authority Series AA (Transportation Revenue, National Insured)	5.50	7-1-2020	3,015,000	3,067,672

South Carolina: 0.51%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	181,929	181,929
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	1-1-2019	210,000	221,015
South Carolina Jobs Economic Development Authority Solid Waste Disposal Repower South Berkeley LLC Project Green Bond (Resource Recovery Revenue) 144A	6.00	2-1-2035	1,880,000	1,848,378
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.10	10-1-2029	1,440,000	1,503,461
South Carolina Jobs EDA Solid Waste Disposal AMT Green Bond RePower So. Berkeley LLC (Resource Recovery Revenue) 144A	6.25	2-1-2045	2,750,000	2,735,618
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	1,500,000	1,625,415
South Carolina Public Service Authority Series C (Utilities Revenue)	5.00	12-1-2028	1,230,000	1,453,774
South Carolina Public Service Authority Series C (Utilities Revenue)	5.00	12-1-2034	1,825,000	2,110,047
South Carolina Public Service Authority Series C (Utilities Revenue)	5.00	12-1-2035	2,000,000	2,307,320

				13,986,957

South Dakota: 0.55%
Rapid City SD Series A (Airport Revenue)	6.75	12-1-2031	1,020,000	1,116,839
Rapid City SD Series A (Airport Revenue)	7.00	12-1-2035	750,000	823,823
South Dakota Board of Regents Housing & Auxiliary Facilities System (Housing Revenue)	5.00	4-1-2023	750,000	859,058
South Dakota Board of Regents Housing & Auxiliary Facilities System (Housing Revenue)	5.00	4-1-2024	1,100,000	1,282,941
South Dakota Board of Regents Housing & Auxiliary Facilities System (Housing Revenue)	5.00	4-1-2025	1,000,000	1,185,790
South Dakota Board of Regents Housing & Auxiliary Facilities System (Housing Revenue)	5.00	4-1-2026	1,540,000	1,850,587
South Dakota Board of Regents Housing & Auxiliary Facilities System (Housing Revenue)	5.00	4-1-2032	1,010,000	1,203,051
South Dakota Board of Regents Housing & Auxiliary Facilities System (Housing Revenue)	5.00	4-1-2033	1,250,000	1,483,050
South Dakota HEFA Sanford Health Project (Health Revenue)	5.50	11-1-2040	5,000,000	5,318,000

				15,123,139

Tennessee: 0.40%
Bristol TN Industrial Development Board The Pinnacle Project Series A (Tax Revenue) 144A	5.00	12-1-2035	8,500,000	8,469,740
Bristol TN Industrial Development Board The Pinnacle Project Series A (Tax Revenue) 144A	5.13	12-1-2042	2,470,000	2,447,572

				10,917,312

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas: 8.62%
Austin TX Affordable PFC Incorporated Commons at Goodnight Apartments (Housing Revenue)	1.85%	1-1-2021	$10,000,000	$9,978,200
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2039	8,000,000	9,044,240
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	3,500,000	3,926,755
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Education Revenue)	7.75	8-15-2041	2,000,000	1,480,000
Brownsville TX Independent School District Maintenance Tax Notes (GO Revenue)	4.00	8-15-2022	8,435,000	9,183,100
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2025	2,000,000	2,154,080
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2033	3,740,000	4,150,465
Clifton TX Higher Educational Finance Corporation International Leadership Series A (Education Revenue)	5.75	8-15-2038	2,000,000	2,170,720
Dallas TX Independent School District School Building (GO Revenue, Permanent School Fund Insured)	6.38	2-15-2034	10,000,000	10,055,900
Dallas TX Refunding & Improvement Bonds (GO Revenue)	5.00	2-15-2024	13,600,000	15,852,568
Grand Parkway Transportation Corporation Texas CAB Series B (Transportation Revenue) ¤	0.00	10-1-2029	1,015,000	974,796
Grand Parkway Transportation Corporation Texas CAB Series B (Transportation Revenue) ¤	0.00	10-1-2030	2,000,000	1,917,160
Harris County TX Industrial Development Corporation Deer Park Refining Limited Partnership Project (Resource Recovery Revenue)	4.70	5-1-2018	5,000,000	5,045,700
Houston TX Housing Finance Corporation Cullen Park Apartments Series A (Housing Revenue, FNMA LIQ)	5.70	12-1-2033	965,000	967,210
Houston TX Public Improvement Refunding Bonds Series A (GO Revenue)	4.00	3-1-2034	1,000,000	1,087,070
Houston TX Public Improvement Refunding Bonds Series A (GO Revenue)	5.00	3-1-2025	3,070,000	3,643,261
Houston TX Public Improvement Refunding Bonds Series A (GO Revenue)	5.00	3-1-2029	2,000,000	2,417,980
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	6.25	8-15-2021	2,585,000	2,737,618
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	7.50	8-15-2041	6,500,000	7,094,100
Lewisville TX Combination Contract (Miscellaneous Revenue)	6.75	10-1-2032	1,610,000	1,672,661
Lewisville TX Combination Contract (Miscellaneous Revenue)	6.75	10-1-2032	185,000	187,061
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	6,360,000	6,525,932
Lewisville TX Independent School District Unlimited Tax Refunding Bonds Series A (GO Revenue)	5.00	8-15-2021	2,200,000	2,449,480
Lewisville TX Independent School District Unlimited Tax Refunding Bonds Series A (GO Revenue)	5.00	8-15-2022	2,640,000	3,012,583
Lewisville TX Independent School District Unlimited Tax Refunding Bonds Series A (GO Revenue)	5.00	8-15-2023	3,000,000	3,503,610
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2033	2,475,000	2,761,481
New Hope ECFA Children’s Health System of Texas Project Series A (Health Revenue)	4.00	8-15-2033	2,000,000	2,119,580
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2033	3,600,000	4,156,776
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2035	4,000,000	4,593,800
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	1.83	4-1-2040	6,600,000	6,600,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	1.83	11-1-2040	3,000,000	3,000,000
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	1.83	4-1-2040	4,100,000	4,100,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund	27

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Port Arthur TX Navigation District Motiva Enterprises LLC Project Subordinate Series D (Resource Recovery Revenue) ø	1.83%	11-1-2040	$10,500,000	$10,500,000
Port of Houston TX Authority Series D-1 (GO Revenue)	5.00	10-1-2035	10,000,000	10,822,100
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project (Education Revenue)	5.00	10-1-2030	1,460,000	1,772,469
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project (Education Revenue)	5.00	10-1-2032	650,000	782,880
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project (Education Revenue)	5.00	10-1-2039	750,000	889,133
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project (Education Revenue)	5.00	10-1-2040	1,000,000	1,184,570
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project (Education Revenue)	5.00	10-1-2041	900,000	1,065,267
Sugar Land TX Refunding Bonds (GO Revenue)	5.00	2-15-2030	1,250,000	1,519,238
Tarrant County TX Cultural Education Facilities Buckingham Senior Living Community Incorporated (Health Revenue)	3.88	11-15-2020	2,000,000	2,000,160
Tarrant County TX Cultural Education Facilities Finance Corporation Series B (Health Revenue)	5.00	11-15-2030	4,000,000	4,301,040
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2029	5,115,000	5,734,682
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2031	5,000,000	5,578,550
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	6.75	6-30-2043	4,000,000	4,695,800
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	12,500,000	14,884,000
Texas Transportation Commission Highway Improvement (Miscellaneous Revenue)	5.00	4-1-2028	7,280,000	8,560,552
University of Texas Board of Regents Refunding Bonds Series C (Education Revenue)	5.00	8-15-2023	11,025,000	12,901,455
University of Texas Board of Regents Refunding Bonds Series C (Education Revenue)	5.00	8-15-2024	10,000,000	11,946,200

				237,701,983

Utah: 0.53%
Utah County UT Charter School Ronald Wilson Reagan Series A (Education Revenue)	5.75	2-15-2022	485,000	487,386
Utah State Charter School Finance Authority Early Light Academy Project (Education Revenue)	8.50	7-15-2046	7,780,000	8,174,446
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2030	1,860,000	1,922,738
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2041	3,910,000	4,035,472

				14,620,042

Vermont: 1.30%
Vermont Student Assistance Corporation Series B Class A-2 (3 Month LIBOR +3.00%) (Education Revenue) ±	4.50	12-3-2035	16,800,000	17,540,544
Vermont Student Assistance Corporation Series B Class B (1 Month LIBOR +1.00%) (Education Revenue) ±	2.36	6-2-2042	18,639,810	18,276,683

				35,817,227

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Virgin Islands: 0.70%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A (Tax Revenue)	5.00%	10-1-2025	$7,500,000	$4,687,500
Virgin Islands PFA Series C (Tax Revenue)	5.00	10-1-2018	8,860,000	7,763,575
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2039	15,795,000	6,910,313

				19,361,388

Virginia: 1.33%
Loudoun County VA EDA Multifamily Housing Revenue Bonds Stone Springs Apartments (Housing Revenue, GNMA/FHA Insured)	1.84	12-1-2020	16,500,000	16,475,250
Marquis VA CDA CAB (Tax Revenue) 144A¤	0.00	9-1-2045	397,000	280,115
Marquis VA CDA CAB Series C (Tax Revenue) ¤	0.00	9-1-2041	1,824,000	237,722
Marquis VA CDA Series B (Tax Revenue)	5.63	9-1-2041	1,310,000	910,254
Newport News VA Redevelopment & Housing Authority Multifamily Housing Series A (Housing Revenue)	1.82	11-1-2020	2,010,000	2,008,533
Norfolk VA Series C (GO Revenue)	4.00	9-1-2032	5,810,000	6,389,489
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project (Transportation Revenue)	5.00	7-1-2034	4,000,000	4,328,800
Virginia Commonwealth Transportation Board Refunding Capital Projects Series A (Transportation Revenue)	5.00	5-15-2029	4,500,000	5,575,905
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	477,000	477,525

				36,683,593

Washington: 1.41%
King County WA (GO Revenue)	4.75	1-1-2034	1,080,000	1,080,000
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2029	8,940,000	10,496,812
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2035	9,430,000	10,870,998
King County WA Sewer Series B (Water & Sewer Revenue, Landesbank Hessen-Thüringen LOC) ø	1.75	1-1-2032	6,000,000	6,000,000
Spokane WA Housing Finance Commission Riverview Retirement Community Project (Health Revenue)	5.00	1-1-2023	1,155,000	1,225,686
Washington Certificate of Participation Series A (Miscellaneous Revenue)	5.00	7-1-2038	3,265,000	3,842,350
Washington Health Care Facilities Authority Central Washington Health Service Association (Health Revenue)	7.00	7-1-2039	5,000,000	5,383,200

				38,899,046

West Virginia: 0.21%
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A (Tax Revenue) 144A	5.75	6-1-2043	675,000	706,921
Monongalia County WV Refunding & Improvement Bonds Series A (Tax Revenue) 144A	5.50	6-1-2037	2,500,000	2,601,775
West Virginia Hospital Finance Authority Refunding & Improvement Bonds Series D (Health Revenue, AGM Insured)	5.50	6-1-2033	2,305,000	2,387,450

				5,696,146

Wisconsin: 1.05%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.00	8-1-2033	2,120,000	2,335,583
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	4,650,000	5,114,582

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund	29

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Verona WI Area School District Building & Improvement Bonds (GO Revenue)	4.00%	4-1-2027	$3,385,000	$3,820,243
Verona WI Area School District Building & Improvement Bonds (GO Revenue)	4.00	4-1-2028	1,380,000	1,536,575
Verona WI Area School District Building & Improvement Bonds (GO Revenue)	5.00	4-1-2026	3,310,000	4,041,477
Wisconsin HEFA Aurora Health Care Incorporated Series A (Health Revenue)	5.25	4-15-2024	1,025,000	1,101,127
Wisconsin HEFA Aurora Health Care Incorporated Series C (Health Revenue, JPMorgan Chase & Company LOC) ø	1.65	2-15-2029	2,545,000	2,545,000
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.00	8-1-2023	440,000	477,184
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,430,000	1,571,570
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.00	8-1-2043	1,575,000	1,736,249
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20	8-1-2048	940,000	1,040,495
Wisconsin Public Finance Authority Series A-2 (Resource Recovery Revenue) øø	1.25	10-1-2025	3,650,000	3,644,379

				28,964,464

Wyoming: 0.08%
West Park Hospital District Wyoming Series B (Health Revenue)	6.50	6-1-2027	500,000	551,540
Wyoming CDA (Education Revenue)	6.50	7-1-2043	1,600,000	1,726,544

				2,278,084

Total Municipal Obligations (Cost $2,598,603,789)				2,716,398,173

	Yield		Shares
Short-Term Investments: 0.52%

Investment Companies: 0.52%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.49		14,408,748	14,424,598

Total Short-Term Investments (Cost $14,424,073)				14,424,598

Total investments in securities (Cost $2,613,027,862)	99.05%	2,730,822,771
Other assets and liabilities, net	0.95	26,211,001

Total net assets	100.00%	$2,757,033,772

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

††	On the last interest date, partial interest was paid.

†	Non-income-earning security

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Credit Default Swaps

Buy protection

Reference entity	Fixed rate paid	Payment frequency	Counterparty		Maturity date	Notional amount	Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Markit CDX North America High Yield Index	5.00%	Quarterly	JPMorgan	¤¤°°	12-20-2022	$50,065,000	$(4,869,653)	$(4,004,464)	$0	$(865,189)

¤¤	Transaction can only be closed with the originating counterparty.

°°	Exchange traded or centrally cleared transaction with counterparty.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	21,484,440	357,234,123	364,309,815	14,408,748	$8,575	$525	$101,068	$14,424,598	0.52%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund	31

Assets
Investments in unaffiliated securities, at value (cost $2,598,603,789)	$2,716,398,173
Investments in affiliated securities, at value (cost $14,424,073)	14,424,598
Cash	65,173
Segregated cash for credit default swap	5,837,671
Receivable for investments sold	2,855,177
Receivable for Fund shares sold	4,880,929
Receivable for interest	27,926,111
Prepaid expenses and other assets	280,543

Total assets	2,772,668,375

Liabilities
Payable for Fund shares redeemed	7,835,321
Premiums received on credit default swap transactions	4,004,464
Dividends payable	1,320,001
Unrealized losses on credit default swap transactions	865,189
Management fee payable	813,501
Administration fees payable	291,804
Distribution fee payable	94,919
Trustees’ fees and expenses payable	2,296
Accrued expenses and other liabilities	407,108

Total liabilities	15,634,603

Total net assets	$2,757,033,772

NET ASSETS CONSIST OF
Paid-in capital	$2,645,555,255
Undistributed net investment income	39,439
Accumulated net realized losses on investments	(5,490,642)
Net unrealized gains on investments	116,929,720

Total net assets	$2,757,033,772

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,235,748,525
Shares outstanding – Class A1	119,683,608
Net asset value per share – Class A	$10.33
Maximum offering price per share – Class A2	$10.82
Net assets – Class C	$144,040,204
Shares outstanding – Class C1	13,953,867
Net asset value per share – Class C	$10.32
Net assets – Administrator Class	$104,993,998
Shares outstanding – Administrator Class[1]	10,166,378
Net asset value per share – Administrator Class	$10.33
Net assets – Institutional Class	$1,272,251,045
Shares outstanding – Institutional Class[1]	123,228,629
Net asset value per share – Institutional Class	$10.32

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Municipal Bond Fund	Statement of operations—six months ended December 31, 2017 (unaudited)

Investment income
Interest	$50,849,220
Income from affiliated securities	101,068

Total investment income	50,950,288

Expenses
Management fee	4,936,621
Administration fees
Class A	1,003,983
Class C	117,009
Administrator Class	53,415
Institutional Class	482,169
Shareholder servicing fees
Class A	1,568,723
Class C	182,827
Administrator Class	132,232
Distribution fee
Class C	548,481
Custody and accounting fees	18,375
Professional fees	46,617
Registration fees	77,393
Shareholder report expenses	92,235
Trustees’ fees and expenses	10,250
Other fees and expenses	19,228

Total expenses	9,289,558
Less: Fee waivers and/or expense reimbursements	(372,744)

Net expenses	8,916,814

Net investment income	42,033,474

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	7,896,000
Affiliated securities	8,575
Credit default swap transactions	424,898

Net realized gains on investments	8,329,473

Net change in unrealized gains (losses) on:
Unaffiliated securities	18,981,517
Affiiliated securities	525
Credit default swap transactions	(865,189)

Net change in unrealized gains (losses) on investments	18,116,853

Net realized and unrealized gains (losses) on investments	26,446,326

Net increase in net assets resulting from operations	$68,479,800

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Municipal Bond Fund	33

	Six months ended December 31, 2017 (unaudited)		Year ended June 30, 2017

Operations
Net investment income		$42,033,474		$88,262,849
Net realized gains on investments		8,329,473		3,961,075
Net change in unrealized gains (losses) on investments		18,116,853		(112,601,384)

Net increase (decrease) in net assets resulting from operations		68,479,800		(20,377,460)

Distributions to shareholders from
Net investment income
Class A		(18,719,000)		(43,248,647)
Class B		N/A		(3,436)[1]
Class C		(1,633,935)		(4,034,053)
Administrator Class		(1,673,469)		(5,728,138)
Institutional Class		(19,714,953)		(35,247,474)
Net realized gains
Class A		(2,915,720)		(9,299,842)
Class C		(340,495)		(1,129,371)
Administrator Class		(247,992)		(962,759)
Institutional Class		(3,001,950)		(6,674,052)

Total distributions to shareholders		(48,247,514)		(106,327,772)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	5,194,562	53,678,146	10,866,465	111,869,640
Class C	724,609	7,495,544	1,653,065	17,117,595
Administrator Class	667,034	6,896,030	3,235,894	33,803,444
Institutional Class	23,544,776	243,473,495	68,962,982	706,157,623

		311,543,215		868,948,302

Reinvestment of distributions
Class A	1,832,233	18,925,252	4,549,098	46,674,757
Class B	N/A	N/A	313 [1]	3,298 [1]
Class C	169,797	1,753,319	428,572	4,390,538
Administrator Class	172,310	1,780,314	621,625	6,416,038
Institutional Class	1,795,696	18,547,328	3,251,165	33,336,568

		41,006,213		90,821,199

Payment for shares redeemed
Class A	(8,787,420)	(90,801,322)	(36,991,871)	(378,880,736)
Class B	N/A	N/A	(43,090)[1]	(440,256)[1]
Class C	(1,481,505)	(15,305,578)	(4,936,233)	(50,649,505)
Administrator Class	(1,281,427)	(13,243,496)	(18,507,320)	(190,368,235)
Institutional Class	(14,355,082)	(148,234,339)	(49,843,393)	(508,859,565)

		(267,584,735)		(1,129,198,297)

Net increase (decrease) in net assets resulting from capital share transactions		84,964,693		(169,428,796)

Total increase (decrease) in net assets		105,196,979		(296,134,028)

Net assets
Beginning of period		2,651,836,793		2,947,970,821

End of period		$2,757,033,772		$2,651,836,793

Undistributed (overdistributed) net investment income		$39,439		$(252,678)

[1]	For the period from July 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.25	$10.70	$10.25	$10.33	$10.00	$10.24
Net investment income	0.15 [1]	0.33	0.31	0.28	0.33	0.27
Net realized and unrealized gains (losses) on investments	0.10	(0.38)	0.50	0.01	0.40	(0.08)

Total from investment operations	0.25	(0.05)	0.81	0.29	0.73	0.19
Distributions to shareholders from
Net investment income	(0.15)	(0.33)	(0.31)	(0.28)	(0.33)	(0.27)
Net realized gains	(0.02)	(0.07)	(0.05)	(0.09)	(0.07)	(0.16)

Total distributions to shareholders	(0.17)	(0.40)	(0.36)	(0.37)	(0.40)	(0.43)
Net asset value, end of period	$10.33	$10.25	$10.70	$10.25	$10.33	$10.00
Total return[2]	2.45%	(0.47)%	8.04%	2.81%	7.60%	1.70%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%[3]	0.79%[3]	0.80%[3]	0.80%[3]	0.80%[3]
Net expenses	0.75%	0.75%[3]	0.75%[3]	0.75%[3]	0.76%[3]	0.75%[3]
Net investment income	3.00%	3.13%[3]	2.99%[3]	2.71%[3]	3.36%[3]	2.56%[3]
Supplemental data
Portfolio turnover rate	8%	24%	16%	27%	37%	54%
Net assets, end of period (000s omitted)	$1,235,749	$1,244,267	$1,529,884	$1,612,212	$1,661,362	$1,807,790

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended June 30, 2017 (unaudited)	0.00%
Year ended June 30, 2016	0.00%
Year ended June 30, 2015	0.00%
Year ended June 30, 2014	0.01%
Year ended June 30, 2013	0.00%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Bond Fund	35

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.24	$10.69	$10.25	$10.33	$10.00	$10.23
Net investment income	0.12	0.25	0.23	0.20	0.26	0.19
Net realized and unrealized gains (losses) on investments	0.10	(0.38)	0.49	0.01	0.40	(0.07)

Total from investment operations	0.22	(0.13)	0.72	0.21	0.66	0.12
Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.23)	(0.20)	(0.26)	(0.19)
Net realized gains	(0.02)	(0.07)	(0.05)	(0.09)	(0.07)	(0.16)

Total distributions to shareholders	(0.14)	(0.32)	(0.28)	(0.29)	(0.33)	(0.35)
Net asset value, end of period	$10.32	$10.24	$10.69	$10.25	$10.33	$10.00
Total return[1]	2.16%	(1.21)%	7.14%	2.05%	6.80%	1.04%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.54%[2]	1.54%[2]	1.55%[2]	1.55%[2]	1.55%[2]
Net expenses	1.50%	1.50%[2]	1.50%[2]	1.50%[2]	1.51%[2]	1.50%[2]
Net investment income	2.26%	2.38%[2]	2.24%[2]	1.97%[2]	2.60%[2]	1.82%[2]
Supplemental data
Portfolio turnover rate	8%	24%	16%	27%	37%	54%
Net assets, end of period (000s omitted)	$144,040	$148,944	$186,036	$164,703	$154,863	$168,658

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended June 30, 2017 (unaudited)	0.00%
Year ended June 30, 2016	0.00%
Year ended June 30, 2015	0.00%
Year ended June 30, 2014	0.01%
Year ended June 30, 2013	0.00%

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.25	$10.70	$10.26	$10.34	$10.01	$10.24
Net investment income	0.16	0.34	0.33	0.30	0.35	0.28
Net realized and unrealized gains (losses) on investments	0.10	(0.38)	0.49	0.01	0.40	(0.07)

Total from investment operations	0.26	(0.04)	0.82	0.31	0.75	0.21
Distributions to shareholders from
Net investment income	(0.16)	(0.34)	(0.33)	(0.30)	(0.35)	(0.28)
Net realized gains	(0.02)	(0.07)	(0.05)	(0.09)	(0.07)	(0.16)

Total distributions to shareholders	(0.18)	(0.41)	(0.38)	(0.39)	(0.42)	(0.44)
Net asset value, end of period	$10.33	$10.25	$10.70	$10.26	$10.34	$10.01
Total return[1]	2.62%	(0.32)%	8.10%	2.97%	7.75%	1.96%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.73%[2]	0.73%[2]	0.73%[2]	0.74%[2]	0.74%[2]
Net expenses	0.60%	0.60%[2]	0.60%[2]	0.60%[2]	0.61%[2]	0.60%[2]
Net investment income	3.15%	3.18%[2]	3.15%[2]	2.86%[2]	3.49%[2]	2.72%[2]
Supplemental data
Portfolio turnover rate	8%	24%	16%	27%	37%	54%
Net assets, end of period (000s omitted)	$104,994	$108,715	$270,304	$384,884	$362,896	$451,005

[1]	Returns for periods of less than one year are not annualized.

[2]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended June 30, 2017 (unaudited)	0.00%
Year ended June 30, 2016	0.00%
Year ended June 30, 2015	0.00%
Year ended June 30, 2014	0.01%
Year ended June 30, 2013	0.00%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Bond Fund	37

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.24	$10.70	$10.25	$10.33	$10.00	$10.24
Net investment income	0.17	0.36	0.34	0.31	0.36	0.30
Net realized and unrealized gains (losses) on investments	0.10	(0.39)	0.50	0.01	0.40	(0.08)

Total from investment operations	0.27	(0.03)	0.84	0.32	0.76	0.22
Distributions to shareholders from
Net investment income	(0.17)	(0.36)	(0.34)	(0.31)	(0.36)	(0.30)
Net realized gains	(0.02)	(0.07)	(0.05)	(0.09)	(0.07)	(0.16)

Total distributions to shareholders	(0.19)	(0.43)	(0.39)	(0.40)	(0.43)	(0.46)
Net asset value, end of period	$10.32	$10.24	$10.70	$10.25	$10.33	$10.00
Total return[1]	2.70%	(0.28)%	8.35%	3.11%	7.90%	2.00%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.46%[2]	0.46%[2]	0.47%[2]	0.47%[2]	0.47%[2]
Net expenses	0.46%	0.46%[2]	0.46%[2]	0.47%[2]	0.47%[2]	0.47%[2]
Net investment income	3.29%	3.44%[2]	3.27%[2]	3.02%[2]	3.58%[2]	2.85%[2]
Supplemental data
Portfolio turnover rate	8%	24%	16%	27%	37%	54%
Net assets, end of period (000s omitted)	$1,272,251	$1,149,911	$961,289	$523,736	$255,112	$143,062

[1]	Returns for periods of less than one year are not annualized.

[2]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended June 30, 2017 (unaudited)	0.00%
Year ended June 30, 2016	0.00%
Year ended June 30, 2015	0.00%
Year ended June 30, 2014	0.01%
Year ended June 30, 2013	0.00%

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Municipal Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Municipal Bond Fund	39

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain

40	Wells Fargo Municipal Bond Fund	Notes to financial statements (unaudited)

or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2017, the aggregate cost of all investments for federal income tax purposes was $2,613,083,484 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$142,889,088
Gross unrealized losses	(26,014,990)
Net unrealized gains	$116,874,098

As of June 30, 2017, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $6,054,673 with $5,924,646 expiring in 2018 and $130,027 expiring in 2019.

As of June 30, 2017, the Fund had current year net deferred post-October capital losses consisting of $544,781 in short-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

Notes to financial statements (unaudited)	Wells Fargo Municipal Bond Fund	41

lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	2,716,398,173	$0	$2,716,398,173

Short-term investments
Investment companies	14,424,598	0	0	14,424,598
Total assets	$14,424,598	$2,716,398,173	$0	$2,730,822,771
Liabilities
Credit default swap contracts	$0	$4,869,653	$0	$4,869,653
Total liabilities	$0	$4,869,653	$0	$4,869,653

Swap contracts consists of unrealized losses and premiums received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2017, the management fee was equivalent to an annual rate of 0.36% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

42	Wells Fargo Municipal Bond Fund	Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class A shares, 1.50% for Class C shares, 0.60% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2017, Funds Distributor received $17,661 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $117,595,000 and $14,275,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2017.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2017 were $531,578,646 and $195,855,116, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2017, the Fund enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. The Fund had an average notional balance on credit default swaps of $16,597,636 during the six months ended December 31, 2017.

The Fund’s credit default swap may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate

Notes to financial statements (unaudited)	Wells Fargo Municipal Bond Fund	43

the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions. On December 31, 2017, the aggregate fair value of credit defaults swap with net asset contingent features that were in a liability position amounted to $865,189.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
JPMorgan	$4,869,653	$0	$(4,869,653)	$0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended December 31, 2017, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

44	Wells Fargo Municipal Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Municipal Bond Fund	45

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

46	Wells Fargo Municipal Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Municipal Bond Fund	47

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

48	Wells Fargo Municipal Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

308064 02-18 SA253/SAR253 12-17

Semi-Annual Report

December 31, 2017

Wells Fargo North Carolina Tax-Free Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo North Carolina Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo North Carolina Tax-Free Fund for the six-month period that ended December 31, 2017. In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks delivered similar results, with returns of 11.42% and 11.48%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.24% and the Bloomberg Barclays Municipal Bond Index4 returned 1.82%.

As global growth improved in the third quarter of 2017, investment markets generally advanced.

Most stock markets worldwide moved higher during the quarter and ended the period at or near all-time highs. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. While North Korea’s recent missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on the quarter’s stock returns. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, the U.S. Federal Reserve (Fed) maintained the target range for the federal funds rate at 1.00% to 1.25%, noting that inflation had remained below the Fed’s 2.00% objective. However, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October. Outside the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Positive economic and market news continued through the fourth quarter.

During the fourth quarter of 2017, stock markets followed a steady, upward trajectory with no meaningful pullbacks, similar to their paths during the previous three quarters of the year. The extended rally was driven largely by reports of strong earnings and revenue surprises from many companies. Synchronous economic expansion worldwide with mild inflation provided a favorable environment for markets to rise with minimal volatility. Data released during the quarter reflected a

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo North Carolina Tax-Free Fund	3

healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate, just ahead of the second quarter’s 3.1% pace. Hiring remained solid during the quarter; the hiring pace pushed the unemployment rate down to a 17-year low of 4.1% in October, and it remained at 4.1% for both November and December. Fed officials began unwinding the Fed’s $4.5 trillion portfolio of bonds and other assets in October as planned, and in December they raised the target for the federal funds rate to a range of 1.25% to 1.50%. As a result, long-term interest rates in the U.S. continued trending upward, although the 10-year rate remained below 2.5%. Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 45 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, and accelerated trade growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo North Carolina Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and North Carolina individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Bruce R. Johns

Robert J. Miller

Average annual total returns (%) as of December 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ENCMX)	1-11-1993	(1.09)	1.48	3.12	3.61	2.41	3.59	0.97	0.85
Class C (ENCCX)	3-27-2002	1.84	1.65	2.82	2.84	1.65	2.82	1.72	1.60
Institutional Class (ENCYX)	2-28-1994	–	–	–	3.93	2.73	3.90	0.64	0.54
Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	5.45	3.02	4.46	–	–
Bloomberg Barclays North Carolina Municipal Bond Index[5]	–	–	–	–	4.07	2.44	4.13	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to North Carolina municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo North Carolina Tax-Free Fund	5

Effective maturity distribution as of December 31, 2017[6]

Credit quality as of December 31, 2017[7]

[1]	Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen North Carolina Municipal Bond Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays North Carolina Municipal Bond Index includes investment-grade, tax-exempt, and fixed-rate bonds issued in the state of North Carolina; all securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo North Carolina Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2017	Ending account value 12-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,010.88	$4.31	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class C
Actual	$1,000.00	$1,007.07	$8.09	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Institutional Class
Actual	$1,000.00	$1,012.46	$2.74	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.75	0.54%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo North Carolina Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.81%

California: 1.61%
University of California Limited Project Prerefunded Bond Series G (Education Revenue)	5.00%	5-15-2037	$500,000	$567,565
University of California Limited Project Unrefunded Bond Series G (Education Revenue)	5.00	5-15-2037	500,000	557,750

				1,125,315

Guam: 1.63%
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2023	1,000,000	1,138,520

Indiana: 1.67%
Indiana Finance Authority Clean Water Act Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,000,000	1,173,210

New York: 2.39%
New York Dormitory Authority Personal Income Tax Series B (Tax Revenue)	5.00	3-15-2042	1,500,000	1,673,310

North Carolina: 83.35%
Asheville NC Limited Obligation (Miscellaneous Revenue)	5.00	10-1-2027	300,000	374,496
Cabarrus County NC Limited Obligation Installment Financing Contract (Miscellaneous Revenue)	5.00	6-1-2031	500,000	606,575
Cape Fear NC Public Utility Authority (Water & Sewer Revenue)	5.00	8-1-2035	2,000,000	2,040,100
Carolina Beach NC Enterprise System (Water & Sewer Revenue)	5.00	6-1-2029	250,000	299,235
Carolina Beach NC Enterprise System (Water & Sewer Revenue)	5.00	6-1-2031	245,000	290,381
Charlotte NC Airport Series A (Airport Revenue)	5.50	7-1-2034	2,500,000	2,732,975
Charlotte NC AMT Series B (Airport Revenue)	5.00	7-1-2020	1,480,000	1,593,131
Charlotte NC AMT Series B (Airport Revenue)	5.50	7-1-2024	810,000	878,648
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	12-1-2026	1,160,000	1,295,836
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2030	1,000,000	1,147,030
Charlotte NC Certificate of Participation Series E (Miscellaneous Revenue)	5.00	6-1-2023	3,650,000	3,822,937
Charlotte NC Douglas Airport Series A (Airport Revenue)	5.00	7-1-2025	1,645,000	1,811,342
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue)	5.00	1-15-2027	1,885,000	1,953,576
Charlotte-Mecklenburg NC Hospital Authority Series B (Health Revenue, JPMorgan Chase & Company SPA) ø	1.75	1-15-2038	395,000	395,000
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2025	1,000,000	1,138,110
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2026	1,000,000	1,138,110
Dare County NC Utility System Revenue (Water & Sewer Revenue)	5.00	2-1-2029	350,000	428,302
Henderson County NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	10-1-2030	500,000	599,355
Jacksonville NC Enterprise System (Water & Sewer Revenue)	5.25	5-1-2028	500,000	631,215
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2028	3,000,000	3,340,260
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2047	1,000,000	1,151,430
New Hanover County NC New Hanover Regional Medical Center (Health Revenue, AGM Insured)	5.13	10-1-2031	1,800,000	1,908,360
North Carolina Department of Transportation (Transportation Revenue)	5.00	6-30-2028	1,275,000	1,446,781
North Carolina Facilities Finance Agency (Housing Revenue, AGC Insured)	5.00	6-1-2027	1,000,000	1,154,980
North Carolina Facilities Finance Agency The Arc of North Carolina Project Series A (Housing Revenue, HUD Insured)	5.00	10-1-2034	1,000,000	1,120,260
North Carolina HFA Series B (Housing Revenue)	4.25	1-1-2028	1,360,000	1,390,926
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	6-1-2029	2,000,000	2,174,440
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project (Health Revenue)	5.00	11-1-2031	1,500,000	1,748,805
North Carolina Medical Care Commission Presbyterian Homes Project Series C (Health Revenue)	4.00	10-1-2031	1,500,000	1,605,030
North Carolina Medical Care Commission Southeastern Regional Medical Center Project (Health Revenue)	5.00	6-1-2026	385,000	433,190

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo North Carolina Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

North Carolina (continued)
North Carolina Medical Care Commission Southeastern Regional Medical Center Project (Health Revenue)	5.00%	6-1-2032	$500,000	$553,135
North Carolina Medical Care Commission Southminster Incorporated (Health Revenue)	5.00	10-1-2037	500,000	543,130
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2021	2,720,000	2,895,277
North Carolina Port Authority Series B (Airport Revenue)	5.00	2-1-2025	3,540,000	3,788,720
North Carolina Turnpike Authority (Transportation Revenue)	5.00	7-1-2042	500,000	556,640
Onslow County NC Water and Sewer Authority (Water & Sewer Revenue)	5.00	12-1-2028	505,000	613,833
Orange County NC Public Facilities Company Limited Obligation (Miscellaneous Revenue)	5.00	10-1-2026	1,000,000	1,114,960
Raleigh NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	2-1-2029	900,000	1,081,125
Raleigh NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	10-1-2033	1,000,000	1,181,450
University of North Carolina at Greensboro (Education Revenue)	5.00	4-1-2033	2,000,000	2,338,980
University of North Carolina at Greensboro (Education Revenue)	5.00	4-1-2039	1,620,000	1,880,172
University of North Carolina at Greensboro (Education Revenue)	5.00	6-1-2042	625,000	721,319
Wilmington NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	6-1-2030	400,000	480,128

				58,399,685

Tennessee: 3.30%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,020,000	1,227,499
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2021	1,000,000	1,086,910

				2,314,409

Virgin Islands: 1.62%
Virgin Islands PFA (Tax Revenue)	6.75	10-1-2019	1,545,000	1,135,575

Washington: 1.67%
Washington Office Building Refunding Bond (Miscellaneous Revenue)	5.00	7-1-2026	1,000,000	1,170,570

Wisconsin: 1.57%
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,000,000	1,099,000

Total Municipal Obligations (Cost $66,422,088)				69,229,594

	Yield		Shares
Short-Term Investments: 0.15%

Investment Companies: 0.15%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.49		104,488	104,603

Total Short-Term Investments (Cost $104,584)				104,603

Total investments in securities (Cost $66,526,672)	98.96%	69,334,197
Other assets and liabilities, net	1.04	729,930

Total net assets	100.00%	$70,064,127

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo North Carolina Tax-Free Fund	9

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains	Net change in unrealized gains	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	1,421,745	5,468,860	6,786,117	104,488	$342	$8	$8,915	$104,603	0.15%

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo North Carolina Tax-Free Fund	Statement of assets and liabilities—December 31, 2017 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $66,422,088)	$69,229,594
Investments in affiliated securities, at value (cost $104,584)	104,603
Receivable for investments sold	175,000
Receivable for Fund shares sold	21,795
Receivable for interest	954,594
Prepaid expenses and other assets	66,019

Total assets	70,551,605

Liabilities
Payable for Fund shares redeemed	362,409
Dividends payable	67,299
Management fee payable	15,907
Administration fees payable	7,328
Distribution fee payable	2,812
Trustees’ fees and expenses payable	2,057
Accrued expenses and other liabilities	29,666

Total liabilities	487,478

Total net assets	$70,064,127

NET ASSETS CONSIST OF
Paid-in capital	$70,982,303
Overdistributed net investment income	(59,560)
Accumulated net realized losses on investments	(3,666,141)
Net unrealized gains on investments	2,807,525

Total net assets	$70,064,127

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$29,322,065
Shares outstanding – Class A1	2,885,662
Net asset value per share – Class A	$10.16
Maximum offering price per share – Class A2	$10.64
Net assets – Class C	$4,311,350
Shares outstanding – Class C1	424,321
Net asset value per share – Class C	$10.16
Net assets – Institutional Class	$36,430,712
Shares outstanding – Institutional Class[1]	3,585,394
Net asset value per share – Institutional Class	$10.16

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2017 (unaudited)	Wells Fargo North Carolina Tax-Free Fund	11

Investment income
Interest	$1,301,443
Income from affiliated securities	8,915

Total investment income	1,310,358

Expenses
Management fee	146,445
Administration fees
Class A	24,332
Class C	3,693
Institutional Class	15,277
Shareholder servicing fees
Class A	38,018
Class C	5,770
Distribution fee
Class C	17,310
Custody and accounting fees	3,719
Professional fees	21,943
Registration fees	19,913
Shareholder report expenses	11,185
Trustees’ fees and expenses	10,373
Other fees and expenses	1,366

Total expenses	319,344
Less: Fee waivers and/or expense reimbursements	(50,037)

Net expenses	269,307

Net investment income	1,041,051

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	283,340
Affiliated securities	342

Net realized gains on investments	283,682

Net change in unrealized gains (losses) on:
Unaffiliated securities	(445,992)
Affiliated securities	8

Net change in unrealized gains (losses) on investments	(445,984)

Net realized and unrealized gains (losses) on investments	(162,302)

Net increase in net assets resulting from operations	$878,749

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo North Carolina Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2017 (unaudited)		Year ended June 30, 2017

Operations
Net investment income		$1,041,051		$2,687,578
Net realized gains on investments		283,682		2,002,341
Net change in unrealized gains (losses) on investments		(445,984)		(6,243,071)

Net increase (decrease) in net assets resulting from operations		878,749		(1,553,152)

Distributions to shareholders from
Net investment income
Class A		(415,112)		(967,906)
Class C		(45,704)		(124,609)
Institutional Class		(580,234)		(1,595,050)

Total distributions to shareholders		(1,041,050)		(2,687,565)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	45,941	467,019	69,761	715,735
Class C	16,955	173,041	67,965	705,252
Institutional Class	90,745	927,169	984,070	10,114,177

		1,567,229		11,535,164

Reinvestment of distributions
Class A	38,523	392,726	88,837	909,721
Class C	4,206	42,882	11,459	117,338
Institutional Class	21,572	219,922	44,606	456,676

		655,530		1,483,735

Payment for shares redeemed
Class A	(213,457)	(2,175,967)	(624,944)	(6,397,052)
Class C	(85,187)	(869,936)	(168,603)	(1,715,963)
Institutional Class	(394,421)	(4,030,154)	(3,086,406)	(31,388,654)

		(7,076,057)		(39,501,669)

Net decrease in net assets resulting from capital share transactions		(4,853,298)		(26,482,770)

Total decrease in net assets		(5,015,599)		(30,723,487)

Net assets
Beginning of period		75,079,726		105,803,213

End of period		$70,064,127		$75,079,726

Overdistributed net investment income		$(59,560)		$(59,561)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo North Carolina Tax-Free Fund	13

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.19	$10.60	$10.36	$10.33	$10.08	$10.34
Net investment income	0.14	0.30	0.31	0.32	0.33	0.32
Net realized and unrealized gains (losses) on investments	(0.03)	(0.41)	0.24	0.03	0.25	(0.26)

Total from investment operations	0.11	(0.11)	0.55	0.35	0.58	0.06
Distributions to shareholders from
Net investment income	(0.14)	(0.30)	(0.31)	(0.32)	(0.33)	(0.32)
Net asset value, end of period	$10.16	$10.19	$10.60	$10.36	$10.33	$10.08
Total return[1]	1.09%	(1.03)%	5.43%	3.35%	5.92%	0.51%
Ratios to average net assets (annualized)
Gross expenses	1.00%	0.97%	0.96%	0.94%	0.94%	0.91%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.73%	2.91%	3.00%	3.01%	3.32%	3.06%
Supplemental data
Portfolio turnover rate	5%	11%	7%	12%	15%	15%
Net assets, end of period (000s omitted)	$29,322	$30,710	$36,890	$33,969	$37,067	$41,879

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo North Carolina Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.19	$10.60	$10.36	$10.33	$10.08	$10.34
Net investment income	0.10	0.22	0.24	0.24	0.26	0.24
Net realized and unrealized gains (losses) on investments	(0.03)	(0.41)	0.24	0.03	0.25	(0.26)

Total from investment operations	0.07	(0.19)	0.48	0.27	0.51	(0.02)
Distributions to shareholders from
Net investment income	(0.10)	(0.22)	(0.24)	(0.24)	(0.26)	(0.24)
Net asset value, end of period	$10.16	$10.19	$10.60	$10.36	$10.33	$10.08
Total return[1]	0.71%	(1.77)%	4.65%	2.58%	5.13%	(0.24)%
Ratios to average net assets (annualized)
Gross expenses	1.75%	1.72%	1.71%	1.69%	1.69%	1.66%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	1.98%	2.15%	2.25%	2.26%	2.56%	2.31%
Supplemental data
Portfolio turnover rate	5%	11%	7%	12%	15%	15%
Net assets, end of period (000s omitted)	$4,311	$4,974	$6,121	$4,431	$4,566	$5,164

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo North Carolina Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.19	$10.60	$10.36	$10.33	$10.08	$10.34
Net investment income	0.16 [1]	0.33	0.35	0.35	0.36	0.35
Net realized and unrealized gains (losses) on investments	(0.03)	(0.41)	0.24	0.03	0.26	(0.26)

Total from investment operations	0.13	(0.08)	0.59	0.38	0.62	0.09
Distributions to shareholders from
Net investment income	(0.16)	(0.33)	(0.35)	(0.35)	(0.37)	(0.35)
Net asset value, end of period	$10.16	$10.19	$10.60	$10.36	$10.33	$10.08
Total return[2]	1.25%	(0.72)%	5.76%	3.67%	6.25%	0.82%
Ratios to average net assets (annualized)
Gross expenses	0.67%	0.64%	0.63%	0.61%	0.61%	0.58%
Net expenses	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Net investment income	3.04%	3.20%	3.32%	3.32%	3.61%	3.37%
Supplemental data
Portfolio turnover rate	5%	11%	7%	12%	15%	15%
Net assets, end of period (000s omitted)	$36,431	$39,395	$62,793	$60,844	$72,479	$77,926

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo North Carolina Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo North Carolina Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Notes to financial statements (unaudited)	Wells Fargo North Carolina Tax-Free Fund	17

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2017, the aggregate cost of all investments for federal income tax purposes was $66,526,672 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$3,387,075
Gross unrealized losses	(579,550)
Net unrealized gains	$2,807,525

As of June 30, 2017, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $3,623,438 expiring in 2018.

As of June 30, 2017, the Fund had current year deferred post-October capital losses consisting of $326,385 in short-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$69,229,594	$0	$69,229,594

Short-term investments
Investment companies	104,603	0	0	104,603
Total assets	$104,603	$69,229,594	$0	$69,334,197

18	Wells Fargo North Carolina Tax-Free Fund	Notes to financial statements (unaudited)

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2017, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, and 0.54% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A Distribution fee is charged to Class C and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2017, Funds Distributor received $30 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo North Carolina Tax-Free Fund	19

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $2,000,000 and $2,600,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2017.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2017 were $3,146,245 and $5,271,894, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended December 31, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

20	Wells Fargo North Carolina Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo North Carolina Tax-Free Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

22	Wells Fargo North Carolina Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo North Carolina Tax-Free Fund	23

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

24	Wells Fargo North Carolina Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

308065 02-18 SA254/SAR254 12-17

Semi-Annual Report

December 31, 2017

Wells Fargo Pennsylvania Tax-Free Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Pennsylvania Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Pennsylvania Tax-Free Fund for the six-month period that ended December 31, 2017. In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks delivered similar results, with returns of 11.42% and 11.48%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.24% and the Bloomberg Barclays Municipal Bond Index4 returned 1.82%.

As global growth improved in the third quarter of 2017, investment markets generally advanced.

Most stock markets worldwide moved higher during the quarter and ended the period at or near all-time highs. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. While North Korea’s recent missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on the quarter’s stock returns. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, the U.S. Federal Reserve (Fed) maintained the target range for the federal funds rate at 1.00% to 1.25%, noting that inflation had remained below the Fed’s 2.00% objective. However, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October. Outside the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Positive economic and market news continued through the fourth quarter.

During the fourth quarter of 2017, stock markets followed a steady, upward trajectory with no meaningful pullbacks, similar to their paths during the previous three quarters of the year. The extended rally was driven largely by reports of strong earnings and revenue surprises from many companies. Synchronous economic expansion worldwide with mild inflation provided a favorable environment for markets to rise with minimal volatility. Data released during the quarter reflected a

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	3

healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate, just ahead of the second quarter’s 3.1% pace. Hiring remained solid during the quarter; the hiring pace pushed the unemployment rate down to a 17-year low of 4.1% in October, and it remained at 4.1% for both November and December. Fed officials began unwinding the Fed’s $4.5 trillion portfolio of bonds and other assets in October as planned, and in December they raised the target for the federal funds rate to a range of 1.25% to 1.50%. As a result, long-term interest rates in the U.S. continued trending upward, although the 10-year rate remained below 2.5%. Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 45 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, and accelerated trade growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Pennsylvania Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Bruce R. Johns

Robert J. Miller

Average annual total returns (%) as of December 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKVAX)	12-27-1990	0.27	2.21	3.96	4.99	3.16	4.44	0.90	0.74
Class C (EKVCX)	2-1-1993	3.21	2.39	3.66	4.21	2.39	3.66	1.65	1.49
Institutional Class (EKVYX)	11-24-1997	–	–	–	5.25	3.42	4.70	0.57	0.49
Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	5.45	3.02	4.46	–	–
Bloomberg Barclays Pennsylvania Municipal Bond Index[5]	–	–	–	–	6.02	3.31	4.65	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Pennsylvania municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	5

Effective maturity distribution as of December 31, 2017[6]

Credit quality as of December 31, 2017[7]

[1]	Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Pennsylvania Municipal Bond Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Pennsylvania Municipal Bond Index is a Pennsylvania-specific total return index. The index is composed of Pennsylvania bonds. The bonds are all investment-grade, fixed-rate, long-term maturities (greater than two years) and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weighted and updated monthly, with a one-month lag. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Pennsylvania Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2017	Ending account value 12-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,016.82	$3.76	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77	0.74%
Class C
Actual	$1,000.00	$1,012.99	$7.56	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.69	$7.58	1.49%
Institutional Class
Actual	$1,000.00	$1,018.10	$2.49	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.73%

Florida: 0.64%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (Industrial Development Revenue, ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,001,530

Pennsylvania: 97.69%
Allegheny County PA Higher Education Building Authority Refunding Bond Duquesne University of The Holy Spirit Series A (Education Revenue)	5.00	3-1-2029	1,135,000	1,313,513
Allegheny County PA Hospital Development Authority Health Center Series B (Health Revenue, National Insured)	6.00	7-1-2027	1,800,000	2,340,144
Allegheny County PA Port Authority Refunding Bond (Tax Revenue)	5.75	3-1-2029	3,000,000	3,360,510
Allegheny County PA Series C-65 (GO Revenue)	5.50	5-1-2024	4,675,000	5,242,452
Berks County PA IDA Tower Health Project (Health Revenue)	5.00	11-1-2037	1,295,000	1,485,469
Blair County PA (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2026	955,000	1,127,626
Capital Region Pennsylvania Refunding Bond Water and Sewer System (Water & Sewer Revenue)	5.00	7-15-2037	1,000,000	1,171,080
Central Dauphin PA School District (GO Revenue)	5.00	2-1-2037	2,075,000	2,400,817
Centre County PA Hospital Authority Mount Nittany Medical Center Series A (Health Revenue)	5.00	11-15-2029	800,000	938,384
Centre County PA Hospital Authority Mount Nittany Medical Center Series A (Health Revenue)	5.00	11-15-2030	675,000	787,435
Chester County PA IDA Avon Grove Charter School Project Refunding Bond Series A (Education Revenue)	5.00	12-15-2047	1,160,000	1,232,871
Chester County PA IDA Collegium Charter School Project Refunding Bond Series A (Education Revenue)	5.00	10-15-2022	1,695,000	1,807,531
Chester County PA IDA Collegium Charter School Project Series A (Education Revenue)	5.13	10-15-2037	1,000,000	1,046,300
Chester County PA IDA Renaissance Academy Charter School Project (Education Revenue)	3.75	10-1-2024	805,000	827,202
Chester County PA IDA University Student Housing LLC Project Series A (Housing Revenue)	5.00	8-1-2030	555,000	609,218
Coatesville PA School District Refunding Bond (GO Revenue, AGM Insured)	5.00	8-1-2025	500,000	582,790
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-2028	2,090,000	2,351,961
Cumberland County PA Municipal Authority Dickinson College Project Series HH-1 (Education Revenue)	5.00	11-1-2039	1,200,000	1,272,732
Dauphin County PA Authority Pinnacle Health System Project Series A (Health Revenue)	5.00	6-1-2035	1,000,000	1,161,390
Delaware County PA Authority Neumann University Refunding Bond (Miscellaneous Revenue)	5.00	10-1-2031	1,500,000	1,662,135
Delaware County PA IDA Chester Community Charter School Series A (Education Revenue)	5.00	8-15-2020	1,795,000	1,810,222
Delaware County PA Vocational & Technical School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	1,000,000	1,131,430
Delaware River PA Joint Toll Bridge Commission (Transportation Revenue)	5.00	7-1-2042	580,000	683,089
Delaware Valley PA Regional Finance Authority Local Government Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	4,390,000	5,387,276
East Hempfield Township PA IDA Refunding Bond Willow Valley Communities Project (Health Revenue)	5.00	12-1-2028	450,000	524,669
East Hempfield Township PA IDA Refunding Bond Willow Valley Communities Project (Health Revenue)	5.00	12-1-2029	375,000	434,325
Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2028	150,000	170,661
Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2029	200,000	226,608
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities (Education Revenue)	6.00	11-1-2031	2,500,000	2,839,350
Lehigh County PA General Purpose Authority CAB Allentown Project (Water & Sewer Revenue) ¤	0.00	12-1-2030	2,000,000	1,277,840

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Lycoming County PA Authority Pennsylvania College of Technology (Education Revenue)	5.50%	7-1-2026	$3,000,000	$3,354,840
McKeesport PA Municipal Authority (Water & Sewer Revenue, AGM Insured)	5.50	12-15-2027	2,405,000	2,671,859
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2027	840,000	942,463
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2032	880,000	987,342
Montgomery County PA Higher Education & Health Authority Abington Memorial Hospital Project (Health Revenue)	5.00	6-1-2031	2,000,000	2,254,800
Montgomery County PA Higher Education & Health Authority Refunding Bond Arcadia University (Education Revenue)	5.00	4-1-2030	1,500,000	1,670,235
Montgomery County PA IDA Jefferson Health System Series A (Health Revenue)	5.00	10-1-2027	1,000,000	1,106,850
Montgomery County PA IDA New Regional Medical Center Project (Health Revenue, FHA Insured)	5.00	8-1-2020	980,000	1,060,184
Montgomery County PA Norristown Area School District (GO Revenue)	5.00	9-1-2029	1,250,000	1,481,275
North Eastern PA Hospital & Education Authority Refunding Bond Wilkes University Project Series B (Education Revenue)	5.25	3-1-2037	1,000,000	1,145,820
Northampton County PA St. Luke’s Hospital of Bethlehem Series A (Health Revenue)	5.00	8-15-2033	1,480,000	1,627,378
Pennsylvania Commonwealth Financing Authority Series B (Water & Sewer Revenue)	5.00	6-1-2026	1,000,000	1,108,190
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2022	1,200,000	1,050,888
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2023	3,790,000	3,223,054
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	5.00	10-1-2020	1,235,000	1,285,302
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.00	10-1-2031	3,000,000	3,337,740
Pennsylvania HEFAR Temple University First Series (Education Revenue)	5.00	4-1-2032	1,000,000	1,099,620
Pennsylvania Higher Educational University Pennsylvania Health System Series A (Health Revenue)	5.00	8-15-2047	1,500,000	1,738,080
Pennsylvania Housing Finance Agency SFMR Series 112 (Housing Revenue)	5.00	4-1-2028	970,000	1,011,468
Pennsylvania Infrastructure Investment Authority Series A (Miscellaneous Revenue)	5.00	5-15-2031	650,000	770,705
Pennsylvania Public School Building Authority Chester Upland School District Project Series B (Miscellaneous Revenue)	5.25	9-15-2030	540,000	632,642
Pennsylvania Public School Building Authority Chester Upland School District Project Series C (Miscellaneous Revenue, AGM Insured)	5.00	9-15-2026	875,000	953,759
Pennsylvania Public School Building Authority Northampton County Area Community College Project (Education Revenue)	5.50	3-1-2031	5,000,000	5,509,100
Pennsylvania Public School Building Authority Northampton County Area Community College Project Series A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	6-15-2027	1,610,000	1,790,690
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,172,105
Pennsylvania State University Refunding Bond Series B (Education Revenue)	5.00	9-1-2034	2,175,000	2,596,015
Pennsylvania Turnpike Commission Motor License Series B-1 (Transportation Revenue)	5.00	12-1-2040	1,500,000	1,640,445
Pennsylvania Turnpike Commission Oil Franchise Series A (Tax Revenue)	5.00	12-1-2032	1,500,000	1,780,740
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	7-15-2021	2,000,000	2,232,980
Pennsylvania Turnpike Commission Series A-1 (Transportation Revenue)	5.00	12-1-2047	1,000,000	1,166,610
Pennsylvania Turnpike Commission Subordinate Series A (Transportation Revenue)	5.50	12-1-2042	3,000,000	3,595,530
Philadelphia PA Airport Refunding Bond AMT Series A (Airport Revenue)	5.00	6-15-2030	1,500,000	1,725,930
Philadelphia PA Authority for Industrial Louisiana Salle University (Education Revenue)	5.00	5-1-2036	1,355,000	1,520,324
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,147,620
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	660,000	687,951

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Philadelphia PA IDA Charter School Project Series A (Education Revenue)	5.30%	9-15-2027	$5,150,000	$5,154,275
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.13	11-15-2020	770,000	796,373
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.75	11-15-2030	1,000,000	1,035,110
Philadelphia PA IDA Master Charter School Aid (Education Revenue)	5.00	8-1-2020	445,000	465,038
Philadelphia PA IDA National Board of Medical Examiners Project (Miscellaneous Revenue)	5.00	5-1-2030	1,705,000	2,017,987
Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A (Miscellaneous Revenue)	5.00	12-1-2028	2,500,000	2,878,225
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	1,000,000	1,116,180
Philadelphia PA IDA Temple University 1st Series 2016 (Education Revenue)	5.00	4-1-2029	1,000,000	1,178,460
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	7.50	5-1-2031	1,285,000	1,385,500
Philadelphia PA Refunding Bond Series A (GO Revenue)	5.25	7-15-2033	1,500,000	1,719,720
Philadelphia PA School District Refunding Bond Series A (GO Revenue, AGM/FGIC Insured)	5.00	6-1-2024	1,425,000	1,613,043
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	3,000,000	3,058,350
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2021	1,395,000	1,523,912
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2036	1,250,000	1,468,125
Philadelphia PA Water & Wastewater Refunding Bond (Water & Sewer Revenue)	5.00	10-1-2030	3,000,000	3,567,540
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	2-1-2031	3,000,000	3,204,660
Pittsburgh PA (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2030	500,000	582,250
Pittsburgh PA Moon Area School District Series A (GO Revenue)	5.00	11-15-2029	1,445,000	1,691,474
Reading PA School District Notes Series A (GO Revenue, AGM Insured)	5.00	2-1-2033	1,500,000	1,715,685
Reading PA School District Refunding Bond (GO Revenue)	3.13	4-1-2024	1,000,000	1,000,060
Scranton PA Refunding Notes (GO Revenue)	5.00	11-15-2026	720,000	776,016
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue)	5.00	6-1-2028	4,000,000	4,423,000
West Mifflin PA Area School District (GO Revenue, AGM Insured)	5.00	4-1-2028	1,000,000	1,153,620
Wilkes-Barre PA Finance Authority University of Scranton (Education Revenue)	5.00	11-1-2020	1,005,000	1,084,862
York PA City Sewer Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2026	1,000,000	1,191,530

				154,088,559

Virgin Islands: 0.40%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A (Tax Revenue)	5.00	10-1-2025	1,000,000	625,000

Total Municipal Obligations (Cost $147,424,055)				155,715,089

	Yield		Shares
Short-Term Investments: 0.13%

Investment Companies: 0.13%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.49		206,035	206,262

Total Short-Term Investments (Cost $206,262)				206,262

Total investments in securities (Cost $147,630,317)	98.86%	155,921,351
Other assets and liabilities, net	1.14	1,805,362

Total net assets	100.00%	$157,726,713

¤	The security is issued in zero coupon form with no periodic interest payments.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of priod	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	1,179,939	14,551,545	15,525,449	206,035	$519	$0	$4,575	$206,262	0.13%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2017 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	11

Assets
Investments in unaffiliated securities, at value (cost $147,424,055)	$155,715,089
Investments in affiliated securities, at value (cost $206,262)	206,262
Receivable for investments sold	243,067
Receivable for Fund shares sold	177,388
Receivable for interest	1,763,027
Prepaid expenses and other assets	79,729

Total assets	158,184,562

Liabilities
Dividends payable	212,923
Payable for Fund shares redeemed	136,886
Management fee payable	40,057
Administration fees payable	15,400
Distribution fee payable	10,141
Trustees’ fees and expenses payable	2,052
Accrued expenses and other liabilities	40,390

Total liabilities	457,849

Total net assets	$157,726,713

NET ASSETS CONSIST OF
Paid-in capital	$151,010,062
Overdistributed net investment income	(240,888)
Accumulated net realized losses on investments	(1,333,495)
Net unrealized gains on investments	8,291,034

Total net assets	$157,726,713

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$43,832,808
Shares outstanding – Class A1	3,752,840
Net asset value per share – Class A	$11.68
Maximum offering price per share – Class A2	$12.23
Net assets – Class C	$15,146,251
Shares outstanding – Class C1	1,299,182
Net asset value per share – Class C	$11.66
Net assets – Institutional Class	$98,747,654
Shares outstanding – Institutional Class[1]	8,454,514
Net asset value per share – Institutional Class	$11.68

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Pennsylvania Tax-Free Fund	Statement of operations—six months ended December 31, 2017 (unaudited)

Investment income
Interest	$3,158,684
Income from affiliated securities	4,575

Total investment income	3,163,259

Expenses
Management fee	326,127
Administration fees
Class A	36,141
Class C	12,821
Institutional Class	40,745
Shareholder servicing fees
Class A	56,470
Class C	20,033
Distribution fee
Class C	60,099
Custody and accounting fees	5,100
Professional fees	23,015
Registration fees	25,407
Shareholder report expenses	5,640
Trustees’ fees and expenses	10,447
Other fees and expenses	6,393

Total expenses	628,438
Less: Fee waivers and/or expense reimbursements	(92,331)

Net expenses	536,107

Net investment income	2,627,152

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(449,650)
Affiliated securities	519

Net realized losses on investments	(449,131)
Net change in unrealized gains (losses) on investments	602,029

Net realized and unrealized gains (losses) on investments	152,898

Net increase in net assets resulting from operations	$2,780,050

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Pennsylvania Tax-Free Fund	13

	Six months ended December 31, 2017 (unaudited)		Year ended June 30, 2017

Operations
Net investment income		$2,627,152		$5,879,563
Net realized losses on investments		(449,131)		(829,938)
Net change in unrealized gains (losses) on investments		602,029		(7,877,765)

Net increase (decrease) in net assets resulting from operations		2,780,050		(2,828,140)

Distributions to shareholders from
Net investment income
Class A		(709,216)		(1,548,909)
Class B		N/A		(3,509)[1]
Class C		(191,504)		(418,645)
Institutional Class		(1,726,477)		(3,908,483)

Total distributions to shareholders		(2,627,197)		(5,879,546)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	56,582	662,479	413,003	4,904,051
Class C	57,409	671,605	181,305	2,147,972
Institutional Class	462,524	5,408,489	1,712,900	20,106,404

		6,742,573		27,158,427

Reinvestment of distributions
Class A	56,605	661,483	124,132	1,452,554
Class B	N/A	N/A	289 [1]	3,452 [1]
Class C	15,066	175,763	32,929	384,468
Institutional Class	48,063	561,656	86,651	1,012,840

		1,398,902		2,853,314

Payment for shares redeemed
Class A	(249,416)	(2,914,155)	(1,210,520)	(14,014,687)
Class B	N/A	N/A	(44,832)[1]	(531,995)[1]
Class C	(174,762)	(2,038,474)	(422,427)	(4,908,061)
Institutional Class	(854,870)	(9,992,037)	(3,950,507)	(45,699,646)

		(14,944,666)		(65,154,389)

Net decrease in net assets resulting from capital share transactions		(6,803,191)		(35,142,648)

Total decrease in net assets		(6,650,338)		(43,850,334)

Net assets
Beginning of period		164,377,051		208,227,385

End of period		$157,726,713		$164,377,051

Overdistributed net investment income		$(240,888)		$(240,843)

[1]	For the period from July 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Pennsylvania Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.67	$12.13	$11.75	$11.65	$11.36	$11.65
Net investment income	0.18 [1]	0.36	0.38	0.42	0.43	0.42
Net realized and unrealized gains (losses) on investments	0.01	(0.46)	0.38	0.09	0.29	(0.29)

Total from investment operations	0.19	(0.10)	0.76	0.51	0.72	0.13
Distributions to shareholders from
Net investment income	(0.18)	(0.36)	(0.38)	(0.41)	(0.43)	(0.42)
Net asset value, end of period	$11.68	$11.67	$12.13	$11.75	$11.65	$11.36
Total return[2]	1.68%	(0.83)%	6.62%	4.44%	6.45%	1.02%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.90%	0.90%	0.90%	0.91%[3]	0.88%[3]
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%[3]	0.75%[3]
Net investment income	3.14%	3.02%	3.23%	3.54%	3.75%[3]	3.55%[3]
Supplemental data
Portfolio turnover rate	6%	20%	13%	15%	15%	14%
Net assets, end of period (000s omitted)	$43,833	$45,381	$55,352	$47,323	$44,500	$43,167

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended June 30, 2014	0.00%
Year ended June 30, 2013	0.01%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Pennsylvania Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.65	$12.11	$11.73	$11.63	$11.34	$11.63
Net investment income	0.14	0.27 [1]	0.29 [1]	0.33	0.34	0.33
Net realized and unrealized gains (losses) on investments	0.01	(0.46)	0.38	0.09	0.29	(0.29)

Total from investment operations	0.15	(0.19)	0.67	0.42	0.63	0.04
Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.29)	(0.32)	(0.34)	(0.33)
Net asset value, end of period	$11.66	$11.65	$12.11	$11.73	$11.63	$11.34
Total return[2]	1.30%	(1.58)%	5.83%	3.66%	5.67%	0.27%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.65%	1.65%	1.65%	1.66%[3]	1.63%[3]
Net expenses	1.49%	1.49%	1.49%	1.49%	1.49%[3]	1.50%[3]
Net investment income	2.39%	2.27%	2.46%	2.78%	3.00%[3]	2.79%[3]
Supplemental data
Portfolio turnover rate	6%	20%	13%	15%	15%	14%
Net assets, end of period (000s omitted)	$15,146	$16,323	$19,493	$13,062	$11,192	$9,798

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended June 30, 2014	0.00%
Year ended June 30, 2013	0.01%

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Pennsylvania Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.67	$12.13	$11.75	$11.65	$11.36	$11.65
Net investment income	0.20	0.39 [1]	0.41 [1]	0.44	0.45	0.45 [1]
Net realized and unrealized gains (losses) on investments	0.01	(0.46)	0.38	0.10	0.29	(0.29)

Total from investment operations	0.21	(0.07)	0.79	0.54	0.74	0.16
Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.41)	(0.44)	(0.45)	(0.45)
Net asset value, end of period	$11.68	$11.67	$12.13	$11.75	$11.65	$11.36
Total return[2]	1.81%	(0.58)%	6.88%	4.70%	6.72%	1.28%
Ratios to average net assets (annualized)
Gross expenses	0.57%	0.57%	0.57%	0.57%	0.58%[3]	0.55%[3]
Net expenses	0.49%	0.49%	0.49%	0.49%	0.49%[3]	0.50%[3]
Net investment income	3.39%	3.27%	3.47%	3.78%	4.00%[3]	3.79%[3]
Supplemental data
Portfolio turnover rate	6%	20%	13%	15%	15%	14%
Net assets, end of period (000s omitted)	$98,748	$102,672	$132,844	$106,769	$119,276	$148,684

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended June 30, 2014	0.00%
Year ended June 30, 2013	0.01%

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Pennsylvania Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

18	Wells Fargo Pennsylvania Tax-Free Fund	Notes to financial statements (unaudited)

may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2017, the aggregate cost of all investments for federal income tax purposes was $147,630,320 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$8,428,650
Gross unrealized losses	(137,619)
Net unrealized gains	$8,291,031

As of June 30, 2017, the Fund had capital loss carryforwards which consist of $829,936 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	19

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$155,715,089	$0	$155,715,089

Short-term investments
Investment companies	206,262	0	0	206,262
Total assets	$206,262	$155,715,089	$0	$155,921,351

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2017, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.74% for Class A shares, 1.49% for Class C shares, and 0.49% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

20	Wells Fargo Pennsylvania Tax-Free Fund	Notes to financial statements (unaudited)

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2017, Funds Distributor received $2,261 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C for the six months ended December 31, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $2,750,000 in interfund sales during the six months ended December 31, 2017.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2017 were $9,048,077 and $14,706,474, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended December 31, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Pennsylvania Tax-Free Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

24	Wells Fargo Pennsylvania Tax-Free Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Pennsylvania Tax-Free Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

308066 02-18 SA255/SAR255 12-17

Semi-Annual Report

December 31, 2017

Wells Fargo Short-Term Municipal Bond Fund

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The views expressed and any forward-looking statements are as of December 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Short-Term Municipal Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Short-Term Municipal Bond Fund for the six-month period that ended December 31, 2017. In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks delivered similar results, with returns of 11.42% and 11.48%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.24% and the Bloomberg Barclays Municipal Bond Index4 returned 1.82%.

As global growth improved in the third quarter of 2017, investment markets generally advanced.

Most stock markets worldwide moved higher during the quarter and ended the period at or near all-time highs. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. While North Korea’s recent missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on the quarter’s stock returns. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, the U.S. Federal Reserve (Fed) maintained the target range for the federal funds rate at 1.00% to 1.25%, noting that inflation had remained below the Fed’s 2.00% objective. However, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October. Outside the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Positive economic and market news continued through the fourth quarter.

During the fourth quarter of 2017, stock markets followed a steady, upward trajectory with no meaningful pullbacks, similar to their paths during the previous three quarters of the year. The extended rally was driven largely by reports of strong earnings and revenue surprises from many companies. Synchronous economic expansion worldwide with mild inflation provided a favorable environment for markets to rise with minimal volatility. Data released during the quarter reflected a

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	3

healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate, just ahead of the second quarter’s 3.1% pace. Hiring remained solid during the quarter; the hiring pace pushed the unemployment rate down to a 17-year low of 4.1% in October, and it remained at 4.1% for both November and December. Fed officials began unwinding the Fed’s $4.5 trillion portfolio of bonds and other assets in October as planned, and in December they raised the target for the federal funds rate to a range of 1.25% to 1.50%. As a result, long-term interest rates in the U.S. continued trending upward, although the 10-year rate remained below 2.5%. Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 45 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, and accelerated trade growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Short-Term Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA®, CPA

Average annual total returns (%) as of December 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WSMAX)	7-18-2008	(0.33)	0.44	1.91	1.70	0.85	2.11	0.76	0.63
Class C (WSSCX)	1-31-2003	(0.05)	0.10	1.34	0.95	0.10	1.34	1.51	1.38
Administrator Class (WSTMX)	7-30-2010	–	–	–	1.73	0.83	2.11	0.70	0.60
Institutional Class (WSBIX)	3-31-2008	–	–	–	1.94	1.06	2.33	0.43	0.40
Bloomberg Barclays 1-3 Year Composite Municipal Bond Index[4]	–	–	–	–	1.24	0.86	1.92	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	5

Effective maturity distribution as of December 31, 2017[5]

Credit quality as of December 31, 2017[6]

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of the former Investor Class shares, no such adjustment is reflected). If these expenses had not been included, returns would be higher for Class A shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Bloomberg Barclays 1-3 Year Composite Municipal Bond Index is a blended index weighted 50% in the Bloomberg Barclays 1-Year Municipal Bond Index and 50% in the Bloomberg Barclays 3-Year Municipal Bond Index. You cannot invest directly in an index.

[5]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Short-Term Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2017	Ending account value 12-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,005.16	$3.18	0.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$3.21	0.63%
Class C
Actual	$1,000.00	$1,001.37	$6.96	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$7.02	1.38%
Administrator Class
Actual	$1,000.00	$1,005.31	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,006.32	$2.02	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.96%

Alabama: 0.99%
Alabama Black Belt Energy Gas District Series A (Utilities Revenue, Royal Bank of Canada LIQ)	4.00%	7-1-2046	$10,000,000	$10,595,000
Board of Education of Shelby County AL Public School Warrants Series 2016 (Tax Revenue)	4.00	2-1-2020	410,000	427,540
Jefferson County AL Warrants Series C (GO Revenue)	4.90	4-1-2021	21,665,000	22,418,725
Jefferson County AL Warrants Series D (Water & Sewer Revenue)	5.00	10-1-2018	3,965,000	4,040,771
Mobile County AL Industrial Development Board PCR Alabama Power Company Barry Plant (Industrial Development Revenue)	1.63	7-15-2034	12,500,000	12,451,500

				49,933,536

Alaska: 0.51%
Alaska IDA Loan Anticipation Revenue YKHC Project (Health Revenue)	3.50	12-1-2020	21,000,000	21,345,870
Alaska IDA Snettisham Hydroelectric Project (Utilities Revenue)	5.00	1-1-2021	1,400,000	1,519,784
North Slope Borough AK Service Area Water & Wastewater Facilities (Water & Sewer Revenue)	5.25	6-30-2034	2,445,000	2,723,681

				25,589,335

Arizona: 1.87%
Arizona Board of Regents Certificate of Participation Series A (Education Revenue)	5.00	6-1-2021	3,000,000	3,312,000
Arizona HFA Banner Health Center Series D (Health Revenue)	5.50	1-1-2038	6,300,000	6,300,000
Cochise County AZ Community College District of Cochise County Series 2016A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2020	405,000	433,909
Cochise County AZ Community College District of Cochise County Series 2016A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2021	425,000	465,868
Coconino County AZ Pollution Control Corporation Series A (Industrial Development Revenue)	1.80	9-1-2032	7,100,000	7,037,591
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2018	6,100,000	6,206,628
Maricopa County AZ PCR Series A (Utilities Revenue)	2.40	6-1-2043	9,800,000	9,928,772
Maricopa County AZ PCR Series B (Utilities Revenue)	5.20	6-1-2043	2,500,000	2,697,175
Maricopa County AZ Unified School District #89 Refunding Bond Series 2016 (GO Revenue, Build America Mutual Assurance Company Insured)	2.00	7-1-2019	2,265,000	2,271,976
Navajo Nation AZ Refunding Bond Series A (Miscellaneous Revenue) 144A	2.90	12-1-2020	8,820,000	8,817,442
Navajo Nation AZ Tribal Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	9,259,000	9,385,848
Phoenix AZ IDA Various Republic Services Incorporated Projects (Industrial Development Revenue) øø	1.22	12-1-2035	25,000,000	24,998,500
PIMA County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project (Education Revenue)	7.00	6-1-2034	312,000	364,628
PIMA County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project (Education Revenue)	7.13	6-1-2049	1,950,000	2,286,980
Tempe AZ IDA Mirabella at ASU Project Series B1 (Health Revenue) 144A	4.00	10-1-2023	6,000,000	6,030,720
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO Revenue) 144A	4.00	7-15-2018	1,245,000	1,253,765
Yavapai County AZ IDA Waste Management Incorporated Project Series A2 (Resource Recovery Revenue)	1.60	3-1-2028	2,500,000	2,501,100

				94,292,902

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California: 5.98%
Bay Area CA Toll Authority San Francisco Bay Area Series D (Transportation Revenue)	1.88%	4-1-2034	$10,500,000	$10,513,335
California (SIFMA Municipal Swap +0.38%) (GO Revenue) ±	2.09	12-1-2027	20,000,000	19,985,800
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) (Water & Sewer Revenue) ±	2.08	12-1-2035	35,500,000	35,520,235
California HFFA Providence St. Joseph (Health Revenue)	1.25	10-1-2036	5,550,000	5,474,465
California Infrastructure & Economic Development Bank Museum Art Project Series A (1 Month LIBOR +1.75%) (Miscellaneous Revenue) ±	2.85	12-1-2037	12,185,000	12,196,332
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series 2010E (Utilities Revenue)	1.75	11-1-2026	2,000,000	1,975,640
California Infrastructure & Economic Development Bank Series A (SIFMA Municipal Swap +1.00%) (Education Revenue) ±	2.71	8-1-2037	26,185,000	26,304,142
California Infrastructure & Refunding Bond Pacific Gas & Electric Company Series (Utilities Revenue)	1.75	11-1-2026	2,500,000	2,469,550
California PCFA AMT Calplant I Project (Industrial Development Revenue) 144A	7.00	7-1-2022	3,505,000	3,722,836
California PCFA Series A-1 (Resource Recovery Revenue) 144Aøø	1.30	11-1-2042	10,000,000	10,000,100
California PFA Village E Apartments Project Series A (Housing Revenue)	1.15	10-1-2019	7,400,000	7,395,930
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.97	8-1-2027	35,000,000	35,000,000
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.97	8-1-2027	15,000,000	15,000,000
California Refunding Bond Series A (SIFMA Municipal Swap +0.25%) (GO Revenue) ±	1.96	5-1-2033	26,000,000	25,991,680
California Refunding Bond Series B (SIFMA Municipal Swap +0.90%) (GO Revenue) ±##	2.61	5-1-2018	6,000,000	6,000,840
California State Index Floating Rate Series E (1 Month LIBOR +0.83%) (GO Revenue) ±	1.79	12-1-2029	18,000,000	18,043,020
California Statewide CDA (Health Revenue) ø	1.56	4-1-2038	9,475,000	9,475,000
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) (m)	1.91	7-1-2041	14,850,000	14,850,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) (m)	2.05	7-1-2040	6,100,000	6,100,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) (m)	2.05	7-1-2040	4,950,000	4,950,000
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2018	1,985,000	2,030,099
Chula Vista CA Industrial Development Revenue San Diego Gas & Electric Company Series A (Utilities Revenue) ##	1.65	7-1-2018	5,570,000	5,570,334
Commerce CA RDA CAB Project #1 (Tax Revenue) ¤	0.00	8-1-2021	3,110,000	2,640,235
El Monte CA Union High School District (GO Revenue)	5.00	6-1-2018	5,840,000	5,926,257
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2018	1,000,000	1,020,930
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2019	1,000,000	1,054,360
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO Revenue, National Insured) ¤	0.00	8-1-2019	2,215,000	2,145,183
Palomar CA Pomerado Health Care District Certificate of Participation Series C (Health Revenue, AGM Insured) (m)	2.15	11-1-2036	4,900,000	4,900,000
San Ysidro CA School District (GO Revenue, AGM Insured) ¤	0.00	8-1-2047	3,610,000	478,145
Tender Option Bond Trust Receipts/Floater Certificates Series ZP0159 (GO Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.86	8-1-2022	4,500,000	4,500,000
Washington Township CA Health Care District Series B (Health Revenue)	5.00	7-1-2020	600,000	641,616

				301,876,064

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Colorado: 0.95%
Aurora CO Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00%	9-1-2018	$2,000,000	$1,978,900
Colorado HCFR Catholic Health Initiatives Series C2 (1 Month LIBOR +1.25%) (Health Revenue) ±	2.18	10-1-2039	8,500,000	8,485,040
Colorado HCFR Catholic Health Initiatives Series C4 (1 Month LIBOR +1.25%) (Health Revenue) ±	2.18	10-1-2039	3,495,000	3,488,849
Colorado HFA Multifamily Housing South Range Crossings Project (Housing Revenue)	1.80	1-1-2037	17,000,000	17,000,000
University of Colorado Hospital Authority Series 2017C-1 (Health Revenue)	5.00	11-15-2038	15,275,000	16,936,004

				47,888,793

Connecticut: 3.12%
Connecticut Economic Recovery Notes Series A (SIFMA Municipal Swap +0.35%) (Miscellaneous Revenue) ±	2.06	1-1-2018	9,810,000	9,810,000
Connecticut HEFA Series 2010A-4 (Education Revenue)	1.20	7-1-2049	33,190,000	33,069,852
Connecticut HEFA Yale University Series A (Education Revenue)	1.30	7-1-2048	4,400,000	4,348,960
Connecticut HEFA Yale University Series X-2 (Education Revenue)	0.90	7-1-2037	34,000,000	33,988,100
Connecticut HEFAR Hartford Healthcare Series G (1 Month LIBOR +0.95%) (Health Revenue) ±	1.88	7-1-2049	10,000,000	10,019,000
Connecticut HEFAR Yale University Issue Series A (Education Revenue)	1.38	7-1-2035	12,890,000	12,889,613
Connecticut HEFAR Yale University Issue Series A-1 (Education Revenue)	1.00	7-1-2042	600,000	594,006
Connecticut Series A (SIFMA Municipal Swap +0.55%) (Miscellaneous Revenue) ±	2.26	3-1-2019	3,200,000	3,204,608
Connecticut Series A (SIFMA Municipal Swap +0.65%) (Miscellaneous Revenue) ±	2.36	3-1-2020	8,385,000	8,404,034
Connecticut Series A (SIFMA Municipal Swap +0.92%) (Miscellaneous Revenue) ±##	2.63	5-15-2018	17,740,000	17,773,883
Connecticut Series A (SIFMA Municipal Swap +1.10%) (Miscellaneous Revenue) ±	2.81	4-15-2019	5,600,000	5,647,208
Connecticut SIFMA Association Index Refunding Bond (SIFMA Municipal Swap +1.10%) (Miscellaneous Revenue) ±	2.81	5-15-2019	3,500,000	3,529,155
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2018	1,000,000	1,019,330
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2018	650,000	659,159
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2019	700,000	725,830
Hartford CT Series B (GO Revenue, AGM Insured)	5.00	10-1-2018	1,000,000	1,026,020
Mohegan Tribe of Indians of Connecticut United States Department of Agriculture BAN (Miscellaneous Revenue)	3.15	12-15-2018	4,866,000	4,880,014
New Haven CT Series A (GO Revenue, AGM Insured)	3.00	11-1-2019	3,405,000	3,463,907
New Haven CT Series A (GO Revenue)	5.25	8-1-2021	1,830,000	2,002,496
West Haven CT Series A (GO Revenue)	3.00	11-1-2018	215,000	215,538
West Haven CT Series A (GO Revenue)	3.00	11-1-2019	300,000	300,471
West Haven CT Series B (GO Revenue)	3.00	11-1-2019	210,000	210,330

				157,781,514

Florida: 0.98%
Brevard County FL HCFR Refunding Bond Health First Incorporated Series A (Health Revenue)	5.00	4-1-2018	1,140,000	1,149,131
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	1,850,000	1,860,693
Florida Mid-Bay Bridge Authority Series C (Transportation Revenue)	5.00	10-1-2019	675,000	715,149
Florida Mid-Bay Bridge Authority Series C (Transportation Revenue)	5.00	10-1-2020	785,000	854,378
Lee County FL Solid Waste System Refunding Revenue Bonds AMT (Resource Recovery Revenue)	5.00	10-1-2023	1,750,000	2,003,855
Manatee County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	7-1-2020	1,225,000	1,301,673

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aøø	1.99%	10-13-2023	$5,935,000	$5,935,000
North Broward FL Hospital District Series B (Health Revenue)	5.00	1-1-2022	1,255,000	1,385,633
North Broward FL Hospital District Series B (Health Revenue)	5.00	1-1-2023	1,700,000	1,908,573
North Broward FL Hospital District Series B (Health Revenue)	5.00	1-1-2024	2,000,000	2,277,940
Palm Beach County FL HCFR ACTS Retirement Life Communities Series 2016 (Health Revenue)	5.00	11-15-2021	3,515,000	3,926,255
Palm Beach County FL HCFR Jupiter Medical Center Project Series A (Health Revenue)	4.00	11-1-2018	1,235,000	1,251,574
St. Johns County FL School Board Refunding Bond Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2020	2,010,000	2,171,845
St. Johns County FL School Board Refunding Bond Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2021	1,670,000	1,849,007
Sunrise FL Unrefunded Bond (Water & Sewer Revenue, Ambac Insured)	5.20	10-1-2022	4,775,000	4,907,697
Tampa FL Baycare Health System Series 2010 (Health Revenue)	5.00	11-15-2023	8,080,000	8,705,715
University of North Florida Financing Corporation Capital Housing Project (Education Revenue, AGM Insured)	5.00	11-1-2020	3,125,000	3,370,656
University of North Florida Financing Corporation Capital Housing Project (Education Revenue, AGM Insured)	5.00	11-1-2021	3,440,000	3,792,978

				49,367,752

Georgia: 3.44%
Atlanta GA Urban Residential Finance Authority Multifamily Housing City Lights II Family Apartments Project (Housing Revenue)	1.86	12-1-2020	11,500,000	11,495,745
Atlanta GA Water & Wastewater Project Series A-1 (1 Month LIBOR +1.50%) (Water & Sewer Revenue) ±	2.55	11-1-2038	21,500,000	21,559,125
Bartow County GA Development Authority Georgia Power Company Bowen Project (Utilities Revenue)	2.05	9-1-2029	4,100,000	4,098,442
Bartow County GA Development Authority Georgia Power Company Bowen Project (Utilities Revenue)	2.70	8-1-2043	20,000,000	20,069,200
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project (Utilities Revenue)	1.85	12-1-2049	17,300,000	17,153,469
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue)	2.40	1-1-2040	18,840,000	18,636,340
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue)	2.35	7-1-2022	11,250,000	11,208,713
Gainesville & Hall Counties GA Hospital Authority Health System Project Series B (SIFMA Municipal Swap +0.95%) (Health Revenue) ±	2.66	8-15-2035	23,000,000	22,945,030
Georgia Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bond Series B (Miscellaneous Revenue)	5.00	6-1-2020	12,980,000	13,961,937
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2018	4,815,000	4,847,020
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2021	2,600,000	2,833,792
Monroe County GA PCR Georgia Power Company Plant Scherer Project (Industrial Development Revenue)	2.35	10-1-2048	16,000,000	15,950,240
Peach County GA Development Authority USG Real Estate Foundation LLC Project (Housing Revenue)	1.20	10-1-2018	3,250,000	3,238,008
Savannah GA MFHR Wessels Blackshear Home Project (Housing Revenue)	1.15	7-1-2019	5,550,000	5,536,292

				173,533,353

Guam: 0.08%
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2019	450,000	470,849
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2018	3,560,000	3,628,672

				4,099,521

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Hawaii: 0.39%
Hawaii Housing Finance & Development Corporation Multifamily Housing Hale Kewalo Apartments Series A (Housing Revenue, GNMA Insured)	1.90%	1-1-2021	$7,160,000	$7,161,360
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) (GO Revenue) ±	2.03	9-1-2027	7,500,000	7,500,450
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) (GO Revenue) ±	2.03	9-1-2028	5,000,000	5,000,300

				19,662,110

Illinois: 9.23%
Chicago IL Board of Education Dedicated Revenue Series D (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2018	1,400,000	1,444,422
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Miscellaneous Revenue, National Insured)	6.00	1-1-2020	6,330,000	6,516,039
Chicago IL Board of Education Prerefunded Bond (GO Revenue)	5.00	12-1-2019	2,020,000	2,083,145
Chicago IL Board of Education Series A (SIFMA Municipal Swap +0.83%) (GO Revenue) ±	2.54	3-1-2036	48,000,000	47,830,080
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2019	895,000	933,754
Chicago IL Board of Education Unrefunded Bond (GO Revenue)	5.00	12-1-2019	3,315,000	3,360,880
Chicago IL City Colleges of Chicago Capital Improvement Project CAB (GO Revenue, National Insured) ¤	0.00	1-1-2019	8,555,000	8,356,096
Chicago IL Modern Schools Across Chicago Program Series A-K (GO Revenue, Ambac Insured)	5.00	12-1-2019	1,000,000	1,003,340
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2020	1,120,000	1,165,259
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2021	380,000	401,721
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2022	955,000	1,022,308
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2019	1,000,000	1,033,610
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2020	890,000	943,204
Chicago IL Park District Harbor Facility Series C (GO Revenue)	5.00	1-1-2022	3,155,000	3,443,209
Chicago IL Park District Personal Property Replacement Tax (GO Revenue)	5.00	1-1-2019	500,000	513,745
Chicago IL Park District Refunding Bonds Series B (GO Revenue)	5.00	1-1-2019	3,555,000	3,652,727
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	4.00	1-1-2019	1,990,000	2,025,243
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2019	1,060,000	1,089,139
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2020	1,290,000	1,360,099
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2021	1,000,000	1,079,500
Chicago IL Park District Series A (GO Revenue)	4.50	1-1-2023	250,000	265,385
Chicago IL Project & Refunding Bond Series A (GO Revenue, National Insured)	5.00	1-1-2019	4,010,000	4,018,461
Chicago IL Project & Refunding Bond Series A (GO Revenue, Ambac Insured)	5.00	1-1-2020	105,000	105,353
Chicago IL Project & Refunding Bond Series C (GO Revenue, Ambac Insured)	5.00	1-1-2021	10,070,000	10,103,835
Chicago IL Refunding Bond (Tax Revenue)	5.00	1-1-2018	330,000	330,000
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.25	1-1-2018	1,770,000	1,770,000
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.25	1-1-2020	3,765,000	3,997,677
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.50	1-1-2019	2,600,000	2,677,948
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2019	510,000	511,331
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2020	9,960,000	9,994,960
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2021	1,005,000	1,007,151
Chicago IL Refunding Bond Series B (GO Revenue, Ambac Insured)	5.13	1-1-2022	3,575,000	3,704,630
Chicago IL Second Lien (Water & Sewer Revenue, AGM Insured)	4.25	11-1-2018	1,935,000	1,976,003

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Second Lien (Water & Sewer Revenue)	5.00%	11-1-2020	$740,000	$799,230
Chicago IL Second Lien (Water & Sewer Revenue, National Insured)	5.50	1-1-2019	1,460,000	1,512,414
Chicago IL Series A (GO Revenue)	5.00	1-1-2018	550,000	550,000
Chicago IL Series A (GO Revenue)	5.00	1-1-2019	2,625,000	2,628,045
Chicago IL Series A (GO Revenue)	5.25	1-1-2021	610,000	611,232
Chicago IL Series A-2 (GO Revenue, Ambac Insured)	5.50	1-1-2018	2,465,000	2,465,000
Chicago IL Series C (GO Revenue)	5.00	1-1-2021	3,000,000	3,202,560
Chicago IL Series C (GO Revenue)	5.00	1-1-2022	12,780,000	13,820,548
Chicago IL Series C (GO Revenue)	5.00	1-1-2023	4,750,000	5,173,795
Chicago IL Transit Authority Federal Transit Administration Section 5309 (Transportation Revenue, AGC Insured)	5.25	6-1-2019	1,680,000	1,706,527
Cook County IL Forest Preserve District Series A (GO Revenue)	5.00	11-15-2018	1,005,000	1,031,984
Cook County IL Refunding Bond Series 2016 A (GO Revenue)	5.00	11-15-2020	5,430,000	5,891,007
Cook County IL Series 2009D (GO Revenue)	5.00	11-15-2020	2,220,000	2,342,633
Cook County IL Series A (GO Revenue)	5.00	11-15-2019	2,275,000	2,401,536
Cook County IL Series B (GO Revenue, National Insured)	5.00	11-15-2019	6,020,000	6,034,809
Cook County IL Series C (GO Revenue)	5.00	11-15-2020	21,615,000	22,809,013
Cook, DuPage, Kane, Lake, McHenry, & Will Counties IL Regional Transportation Authority Refunding Bond Series B (Tax Revenue) øø	1.20	6-1-2025	20,220,000	20,220,000
Huntley IL Special Service Area No 6 Special Tax Refunding Bonds (Tax Revenue, Build America Mutual Assurance Company Insured)	2.20	3-1-2024	2,190,000	2,177,451
Illinois (Miscellaneous Revenue)	3.00	7-1-2018	2,000,000	2,005,660
Illinois (GO Revenue)	4.00	2-1-2019	6,300,000	6,386,310
Illinois (GO Revenue)	4.00	2-1-2020	1,750,000	1,785,315
Illinois (GO Revenue)	5.00	3-1-2018	1,795,000	1,802,808
Illinois (GO Revenue)	5.00	2-1-2019	1,600,000	1,638,800
Illinois (GO Revenue)	5.00	2-1-2020	2,520,000	2,621,254
Illinois (Miscellaneous Revenue)	5.00	5-1-2021	2,000,000	2,109,460
Illinois (GO Revenue)	5.00	11-1-2021	5,000,000	5,308,650
Illinois (GO Revenue)	5.00	4-1-2022	3,000,000	3,190,500
Illinois (Tax Revenue, National Insured)	5.75	6-15-2018	8,050,000	8,193,934
Illinois Development Finance Authority St. Vincent De Paul Center Project Series A (Health Revenue)	1.88	11-15-2039	5,730,000	5,715,217
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Series E-2 (Health Revenue)	1.75	11-15-2042	2,000,000	1,984,340
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2019	2,265,000	2,348,624
Illinois Finance Authority Friendship Village of Schaumburg (Health Revenue)	4.00	2-15-2019	1,180,000	1,190,502
Illinois Finance Authority Friendship Village of Schaumburg (Health Revenue)	4.00	2-15-2020	1,230,000	1,244,662
Illinois Finance Authority Little Company of Mary Hospital and Health Care Centers Series A (Health Revenue, Barclays Bank plc LOC) ø	1.76	8-15-2035	10,310,000	10,310,000
Illinois Finance Authority Prerefunded Bond OSF Healthcare System Series A (Health Revenue)	6.00	5-15-2039	14,630,000	15,997,027
Illinois Finance Authority Provena Health Series A (Health Revenue)	5.75	5-1-2019	3,000,000	3,158,760
Illinois Finance Authority Refunding Bond Lifespace Communities (Health Revenue)	4.00	5-15-2018	700,000	707,658
Illinois Finance Authority Refunding Bond Lifespace Communities (Health Revenue)	4.00	5-15-2019	1,090,000	1,131,235
Illinois Finance Authority Swedish Covenant Hospital Series A (Health Revenue)	6.00	8-15-2038	3,360,000	3,658,334
Illinois Housing Development Authority (Housing Revenue, GNMA Insured)	5.00	8-1-2028	725,000	748,041
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2021	920,000	811,256

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series B (Tax Revenue)	5.00%	12-15-2020	$1,700,000	$1,822,128
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series B (Tax Revenue)	5.00	12-15-2022	1,260,000	1,262,961
Illinois Metropolitan Pier & Exposition Authority McCormick Place Project Series B (Tax Revenue)	5.00	12-15-2022	7,000,000	7,724,150
Illinois Railsplitter Tobacco Settlement Authority I (Tobacco Revenue)	5.00	6-1-2022	12,000,000	13,277,040
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2018	1,905,000	1,905,000
Illinois Refunding Bond (GO Revenue, AGM Insured)	5.00	1-1-2018	7,740,000	7,740,000
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2018	1,525,000	1,547,326
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2019	12,570,000	12,854,333
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2020	13,515,000	14,037,084
Illinois Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,000,000	5,348,900
Illinois Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	9,175,000	9,815,232
Illinois Refunding Bond (Tax Revenue)	5.00	1-1-2021	1,760,000	1,848,229
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	2-1-2022	4,375,000	4,644,456
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	2-1-2023	6,040,000	6,460,867
Illinois Refunding Bond Series B (Miscellaneous Revenue)	5.25	1-1-2018	1,430,000	1,430,000
Illinois Regional Transportation Authority Refunding Bond (Tax Revenue, AGM Insured)	5.75	6-1-2021	3,000,000	3,375,450
Illinois Series A (Tax Revenue)	4.00	1-1-2020	12,265,000	12,503,064
Illinois Series A (Tax Revenue)	4.00	1-1-2021	2,715,000	2,774,214
Illinois Series A (GO Revenue)	5.00	4-1-2019	5,000,000	5,137,750
Illinois Series A (GO Revenue)	5.00	4-1-2020	2,500,000	2,607,625
Kane County IL School District Series B (GO Revenue)	2.00	2-1-2021	880,000	880,783
Kane County IL School District Series C (GO Revenue, AGC Insured)	5.00	6-1-2019	2,110,000	2,175,579
Kendall, Kane & Will Counties IL Community Unit School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2020	1,000,000	953,790
Lake County IL Community Unit School District #60 Waukegan CAB Series A (GO Revenue, AGM Insured) ¤	0.00	12-1-2018	1,715,000	1,684,490
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2021	2,000,000	1,843,480
Northern Illinois Municipal Power Agency Power Project Series A (Utilities Revenue)	5.00	12-1-2018	1,000,000	1,028,310
Sales Tax Securitization Corporation Illinois Sales Tax Securitization Series A (Tax Revenue)	5.00	1-1-2024	2,500,000	2,907,875
Southwestern IL Development Authority Health Facility Memorial Group Incorporated (Health Revenue)	6.38	11-1-2023	1,950,000	2,286,414
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0108 (Tax Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.89	4-1-2046	12,000,000	12,000,000
University of Illinois Board of Trustees Certificate of Participation Series A (Education Revenue)	4.00	8-15-2019	1,900,000	1,950,331
University of Illinois Auxiliary Facilities CAB (Education Revenue) ¤	0.00	4-1-2019	7,110,000	6,891,865
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2018	800,000	801,136
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2020	1,480,000	1,467,716
Will County IL Community High School District No. 210 (GO Revenue)	5.00	1-1-2021	1,165,000	1,174,437
Will Grundy etc Counties IL Community College District #525 Joliet Junior College (GO Revenue)	6.25	6-1-2021	1,085,000	1,106,385

				466,414,785

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Indiana: 2.45%
Evansville IN Multifamily Housing Series A (Housing Revenue)	1.85%	6-1-2020	$7,400,000	$7,391,638
Hammond IN County Local Public Improvement Bond Bank Series A (Miscellaneous Revenue) %%	2.38	12-31-2018	4,000,000	4,006,840
Hammond IN Local Public Improvement Bond Bank Advance Funding Program Series A (Miscellaneous Revenue) %%	2.13	6-30-2018	2,000,000	2,000,340
Indiana Bond Bank Advance Funding Program Series A (Miscellaneous Revenue)	3.00	1-3-2018	7,185,000	7,185,287
Indiana Finance Authority Duke Energy Indiana Incorporated Series A-4 (Industrial Development Revenue, Sumitomo Mitsui Banking LOC) ø	1.72	12-1-2039	5,000,000	5,000,000
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B (Health Revenue)	5.00	11-1-2022	1,000,000	1,138,860
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B (Health Revenue)	5.00	11-1-2023	1,250,000	1,452,300
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B (Health Revenue)	5.00	11-1-2024	3,000,000	3,535,980
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C (Health Revenue)	5.00	11-1-2021	1,000,000	1,114,290
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C (Health Revenue)	5.00	11-1-2023	800,000	929,472
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C (Health Revenue)	5.00	11-1-2024	1,000,000	1,178,660
Indiana Health & Educational Facility Financing Authority Series 2006B (Health Revenue)	1.75	11-15-2031	11,385,000	11,263,864
Indiana HFFA Ascension Health Series A1 (Health Revenue)	2.80	11-1-2027	10,170,000	10,324,279
Indiana HFFA Ascension Health Series A7 (Health Revenue)	2.00	10-1-2026	9,095,000	9,120,284
Indiana HFFA Ascension Health Subordinate Credit Group Series 2015 A4 (Health Revenue)	1.50	10-1-2027	2,280,000	2,260,346
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue)	1.75	6-1-2025	4,285,000	4,281,958
Warrick County IN Environment Import Revenue Vectren Energy Delivery of Indiana Incorporated (Utilities Revenue)	2.38	9-1-2055	6,550,000	6,549,083
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	2.46	12-1-2044	45,000,000	45,102,150

				123,835,631

Iowa: 0.65%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	1.90	4-1-2022	24,300,000	24,300,000
Iowa Student Loan Liquidity Corporation Series 2011A-1 (Education Revenue)	4.63	12-1-2019	4,690,000	4,804,014
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.40	12-1-2018	3,750,000	3,822,713

				32,926,727

Kansas: 0.21%
Kansas Development Finance Authority Series A (Miscellaneous Revenue)	5.00	5-1-2019	10,305,000	10,748,012

Kentucky: 3.19%
Ashland KY Ashland Hospital Corporation Medical Center Project Series B (Health Revenue)	5.00	2-1-2019	1,500,000	1,543,170
Hopkins County KY Public Properties Corporation Judicial Center Project (Miscellaneous Revenue)	3.63	6-1-2025	1,000,000	1,041,900
Kentucky EDFA Baptist Healthcare System Series A (Health Revenue)	5.38	8-15-2024	1,500,000	1,536,180
Kentucky EDFA Series B1 (1 Month LIBOR +0.90%) (Health Revenue) ±	1.83	2-1-2046	10,720,000	10,662,112
Kentucky EDFA Series B2 (1 Month LIBOR +0.90%) (Health Revenue) ±	1.83	2-1-2046	11,220,000	11,159,412

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Kentucky (continued)
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	3.75%	6-1-2026	$520,000	$530,431
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	5.00	6-1-2018	1,200,000	1,214,232
Kentucky Municipal Power Agency Prairie State Project Series B (SIFMA Municipal Swap +1.40%) (Utilities Revenue) ±	3.11	9-1-2042	25,000,000	25,006,250
Louisville & Jefferson Counties KY Catholic Health Initiatives Series A (Health Revenue)	5.00	12-1-2021	8,060,000	8,831,423
Louisville & Jefferson Counties KY Metro Government PCR Series A (Utilities Revenue)	2.20	2-1-2035	1,000,000	1,003,550
Louisville & Jefferson Counties KY Metropolitan Sewer and Drainage System Subordinate BAN (Water & Sewer Revenue)	5.00	11-12-2018	80,000,000	82,359,200
Pendleton County KY Scholl District Finance Corporation (Miscellaneous Revenue)	2.00	2-1-2021	1,200,000	1,179,852
Trimble County KY PCR Louisville Gas And Electric Company Project (Utilities Revenue) øø	1.35	11-1-2027	15,000,000	14,978,850

				161,046,562

Louisiana: 2.31%
Desoto Parish LA PCR (Utilities Revenue)	1.60	1-1-2019	15,000,000	15,065,100
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (1 Month LIBOR +0.50%) (Water & Sewer Revenue) ±	1.45	2-1-2046	36,755,000	36,747,649
Louisiana Housing Corporation Versailes Project (Housing Revenue)	0.90	3-1-2019	20,610,000	20,594,130
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewer Commission Series B (1 Month LIBOR +0.70%) (Tax Revenue) ±	1.67	2-1-2049	35,500,000	35,508,520
Louisiana Local Government Environmental Facilities & CDA Series 2015 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,135,000	1,241,270
Louisiana Regional Transit Authority CAB (Tax Revenue, National Insured) ¤	0.00	12-1-2021	3,155,000	2,628,336
New Orleans LA Master Lease Agreement (GO Revenue)	5.25	1-1-2018	1,590,358	1,590,358
St. Bernard Parish LA Sales & Uses Tax Refunding Bond Series 2012 (Tax Revenue)	4.00	3-1-2018	3,245,000	3,257,720

				116,633,083

Maryland: 2.07%
Howard County MD Housing Commission Series A (SIFMA Municipal Swap +1.25%) (Housing Revenue) ±	2.96	7-1-2034	16,050,000	16,051,124
Maryland CDA Multifamily Govans Manor Series M (Housing Revenue)	1.80	12-1-2018	19,500,000	19,492,395
Maryland CDA The Ellerslie Series 2017 (Housing Revenue)	2.00	2-1-2019	7,500,000	7,492,650
Maryland Community Development Administration Department Housing & Community Multifamily Development Pleasant View Gardens Senior Apartments Series H (Housing Revenue)	1.35	9-1-2018	8,200,000	8,176,712
Maryland Community Development Administration Department Housing & Community Multifamily Development Series F (Housing Revenue)	1.80	2-1-2019	8,500,000	8,445,515
Maryland Health & HEFAR John Hopkins Health System Series A (1 Month LIBOR +0.60%) (Health Revenue) ±	1.51	5-15-2046	8,000,000	8,001,680
Maryland Health & HEFAR John Hopkins Health System Series B (1 Month LIBOR +0.58%) (Health Revenue) ±	1.49	5-15-2029	9,420,000	9,421,884
Maryland State & Local Facilities Loan of 2015 Series A (GO Revenue)	5.00	3-1-2024	23,060,000	26,545,750
Rockville MD Mayor and Council Economic Development Ingleside King Farm Project Series A-1 (Health Revenue)	5.00	11-1-2020	850,000	923,415

				104,551,125

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts: 4.32%
Massachusetts Consolidated Loan Series D (Miscellaneous Revenue)	1.05%	8-1-2043	$11,500,000	$11,292,540
Massachusetts Consolidated Loan Series D (SIFMA Municipal Swap +0.43%) (Tax Revenue) ±	2.14	1-1-2018	9,500,000	9,500,000
Massachusetts Consolidated Loan Subordinate Series D-2 (Miscellaneous Revenue)	1.70	8-1-2043	24,550,000	24,229,132
Massachusetts Development Finance Agency Partners Healthcare System Series S-5 (SIFMA Municipal Swap +0.42%) (Health Revenue) ±	2.13	7-1-2044	11,230,000	11,225,620
Massachusetts Development Finance Agency Waste Management Incorporated (Resource Recovery Revenue)	1.60	5-1-2027	10,000,000	10,005,700
Massachusetts Educational Financing Authority AMT Issue K Series A (Education Revenue)	5.00	7-1-2022	1,000,000	1,103,420
Massachusetts Educational Financing Authority Education Loan Series I (Education Revenue)	4.00	1-1-2018	4,250,000	4,250,000
Massachusetts Educational Financing Authority Series A (Education Revenue)	3.50	1-1-2019	2,500,000	2,534,275
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2018	1,500,000	1,500,000
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2019	4,000,000	4,113,560
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2020	3,000,000	3,157,620
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2022	4,115,000	4,489,012
Massachusetts Educational Financing Authority Series K (Education Revenue)	5.00	7-1-2019	2,000,000	2,092,440
Massachusetts HFA Construction Loan Notes Series A (Housing Revenue)	1.85	6-1-2020	5,750,000	5,726,713
Massachusetts HFA Construction Loan Notes Series B (Housing Revenue)	2.00	6-1-2019	9,000,000	9,021,060
Massachusetts HFA Construction Loan Notes Series B (Housing Revenue)	2.05	12-1-2021	26,875,000	26,854,575
Massachusetts HFA Highland Glen Project Series A (Housing Revenue)	1.22	8-1-2019	10,000,000	9,919,100
Massachusetts HFA Multifamily Conduit Symphony Plaza Project Series A (Housing Revenue)	1.72	2-1-2020	61,000,000	60,954,250
Massachusetts HFA Multifamily Conduit Van Brodie Mill Series A (Housing Revenue, TD Bank NA LOC)	2.00	7-1-2020	7,000,000	6,993,210
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XF2306 (Education Revenue, Morgan Stanley Bank LIQ) 144Aø	1.96	7-1-2033	9,380,000	9,380,000

				218,342,227

Michigan: 3.61%
Allendale MI Public School District Series A (GO Revenue, Qualified School Board Loan Fund Insured)	3.00	11-1-2021	895,000	920,463
Birmingham MI City School District (GO Revenue)	5.00	11-1-2018	905,000	931,245
Birmingham MI City School District (GO Revenue)	5.00	11-1-2019	5,970,000	6,329,633
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	1,315,000	1,330,136
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	500,000	536,775
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,140,000	1,256,907
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2018	1,535,000	1,546,912
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,595,000	1,641,446
Detroit MI Sewage Disposal System Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2019	980,000	1,027,550
Flushing MI Community Schools School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2021	1,135,000	1,214,144
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2018	2,000,000	2,023,020
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2019	1,375,000	1,436,325

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00%	5-1-2019	$1,050,000	$1,094,289
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,085,000	1,133,695
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,100,000	1,179,343
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,185,000	1,304,093
Grand Ledge MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	2,680,000	2,875,211
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	515,000	530,337
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2020	370,000	388,467
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	500,000	551,105
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	750,000	758,378
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,605,000	1,673,774
Lake Orion MI Community School District 2015 Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	2,325,000	2,424,626
Lake Orion MI Community School District 2015 Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,550,000	1,662,902
Lake Orion MI Community School District 2016 Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	915,000	954,208
Lake Orion MI Community School District 2016 Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,390,000	1,491,248
Lake Orion MI Community School District 2016 Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,385,000	1,526,561
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	2,500,000	2,608,375
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	3,835,000	4,170,026
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	3,095,000	3,459,312
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2018	2,000,000	2,030,660
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,321,440
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	1,500,000	1,565,025
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	1,800,000	1,957,248
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,321,440
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	7-1-2021	2,060,000	2,106,144
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	1-1-2020	15,000,000	15,754,650
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue)	1.87	11-1-2027	20,275,000	20,301,763
Michigan Hospital Finance Authority Ascension Health Subordinate Credit Group Series 2005 A-4 (Health Revenue)	1.63	11-1-2027	3,145,000	3,132,860
Michigan Housing Development Authority Series A (Housing Revenue)	1.80	4-1-2019	5,405,000	5,405,919
Michigan Housing Development Authority Series D (Housing Revenue, Industrial and Commercial Bank of China Limited SPA) ø	1.75	6-1-2030	4,780,000	4,780,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue)	4.13%	7-1-2045	$29,250,000	$29,561,513
Rochester MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	900,000	939,780
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2018	2,060,000	2,075,017
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2019	1,860,000	1,918,627
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2020	1,425,000	1,496,122
Southgate MI Community School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2019	1,000,000	1,044,880
Southgate MI Community School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2020	500,000	536,065
Warren Woods MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,445,000	1,551,280
Wayne County MI Airport Authority Refunding Bond Series A (Airport Revenue)	5.00	12-1-2019	19,405,000	20,505,846
Western Michigan University Refunding Bond (Education Revenue)	5.00	11-15-2020	1,000,000	1,088,410

				182,375,195

Minnesota: 0.18%
Bemidji MN IDR North Central Door Company Project (Industrial Development Revenue, U.S. Bank NA LOC) ø	1.48	5-1-2026	2,555,000	2,555,000
Minneapolis & St. Paul MN Metropolitan Airports Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144Aø	1.74	1-1-2035	6,000,000	6,000,000
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2018	670,000	670,000

				9,225,000

Mississippi: 0.84%
Mississippi Business Finance Corporation Power Company Project 1st Series (Utilities Revenue)	1.63	12-1-2040	15,275,000	15,273,473
Mississippi Home Corporation Multifamily Housing Deville Manor Apartments Project (Housing Revenue)	1.76	12-1-2020	5,500,000	5,495,215
Mississippi Home Corporation Multifamily Vicksburg Housing Authority Rad Project (Housing Revenue, GNMA/FNMA/FHLMC Insured)	1.19	12-1-2020	21,500,000	21,492,045

				42,260,733

Missouri: 0.74%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A (Tax Revenue)	3.75	5-1-2023	2,465,000	2,494,629
Kansas City MO Series A (GO Revenue)	5.00	2-1-2018	1,150,000	1,153,209
Kansas City MO Series A (GO Revenue)	5.00	2-1-2019	1,000,000	1,037,270
Kansas City MO Series A (GO Revenue)	5.00	2-1-2020	1,495,000	1,597,497
Kirkwood MO IDA Retirement Community Series A (Health Revenue)	8.25	5-15-2045	3,000,000	3,431,940
Sikeston MO Electric System Refunding Bond (Utilities Revenue)	5.00	6-1-2019	11,625,000	12,177,536
St. Louis MO Special Administrative Board The Transitional School Direct Deposit Program (GO Revenue)	4.00	4-1-2022	5,030,000	5,471,533
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF1015 (Health Revenue, Deutsche Bank LIQ) 144Aø	1.79	11-15-2048	10,000,000	10,000,000

				37,363,614

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Nebraska: 0.02%
Nebraska Public Power Generation Agency Whelan Energy Center Unit 2 Series A (Utilities Revenue)	5.00%	1-1-2020	$1,000,000	$1,061,000

Nevada: 0.91%
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2019	1,000,000	1,046,980
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2020	1,000,000	1,071,380
Clark County NV PCR (Industrial Development Revenue)	1.88	6-1-2031	880,000	877,967
Clark County NV School District Series B (GO Revenue)	5.00	6-15-2019	18,800,000	19,681,908
Clark County NV School District Series C (GO Revenue)	5.00	6-15-2021	9,030,000	9,963,612
Clark County NV School District Series C (GO Revenue)	5.00	6-15-2022	2,000,000	2,260,600
Clark County NV School District Series D (GO Revenue)	5.00	6-15-2021	2,395,000	2,642,619
Washoe County NV Sierra Pacific Power Series B (Utilities Revenue)	3.00	3-1-2036	520,000	536,728
Washoe County NV Water Facilities Refunding Bond AMT Sierra Pacific Power Company Project Series 2016E (Water & Sewer Revenue) øø	1.80	3-1-2036	8,000,000	8,000,000

				46,081,794

New Hampshire: 0.16%
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2018	2,405,000	2,428,665
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2019	2,635,000	2,707,884
New Hampshire HFA Multifamily Housing Series 1 (Housing Revenue, FHA Insured)	1.75	1-1-2020	2,455,000	2,450,213
New Hampshire HFA SFMR Series B (Housing Revenue)	5.00	7-1-2027	615,000	629,735

				8,216,497

New Jersey: 5.24%
Andover NJ Regional School District Refunding School Bond Series 2014 (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2020	515,000	525,614
Hudson County NJ Refunding Bond County College (GO Revenue)	4.00	7-15-2018	1,135,000	1,150,436
New Jersey Casino Reinvestment Development Authority (Tax Revenue)	4.00	11-1-2019	1,425,000	1,469,888
New Jersey Certificate of Participation Equipment Lease Purchase Agreement Series A (Miscellaneous Revenue)	5.00	6-15-2018	11,160,000	11,335,435
New Jersey Economic Development Authority School Facilities Construction Bond Series DDD (Miscellaneous Revenue)	5.00	6-15-2023	3,000,000	3,326,610
New Jersey Economic Development Authority School Facilities Construction Bond Series DDD (Miscellaneous Revenue)	5.00	6-15-2024	2,605,000	2,916,532
New Jersey Economic Development Authority Transportation Project New Jersey Transit Corporation Project Series B (Miscellaneous Revenue)	5.00	11-1-2021	2,490,000	2,698,737
New Jersey Economic Development Authority Transportation Project New Jersey Transit Corporation Project Series B (Miscellaneous Revenue)	5.00	11-1-2022	26,000,000	28,639,260
New Jersey EDA (Tobacco Revenue)	4.00	6-15-2019	2,500,000	2,571,800
New Jersey EDA School Facilities Construction Bonds Series DD-1 (Miscellaneous Revenue)	5.00	12-15-2019	1,000,000	1,048,250
New Jersey EDA School Facilities Construction Bonds Series K (Miscellaneous Revenue, National Insured)	5.25	12-15-2021	1,040,000	1,146,506
New Jersey EDA School Facilities Construction Notes Series NN (Miscellaneous Revenue)	5.00	3-1-2022	405,000	440,085
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2021	5,020,000	5,365,828
New Jersey EDA Series BBB (Miscellaneous Revenue)	5.00	6-15-2022	6,000,000	6,551,220
New Jersey EDA Series BBB (Miscellaneous Revenue)	5.00	6-15-2023	4,000,000	4,435,480
New Jersey EDA Series UU (Miscellaneous Revenue)	5.00	6-15-2018	7,355,000	7,472,312

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey EDA Series XX (Miscellaneous Revenue)	5.00%	6-15-2022	$7,500,000	$8,189,025
New Jersey EDA Unrefunded Bond School Facilities Construction Series EE (Tax Revenue)	5.00	9-1-2018	865,000	881,764
New Jersey EDA Unrefunded Bond School Facilities Construction Series EE (Tax Revenue)	5.00	9-1-2020	610,000	647,710
New Jersey HFFA Greystone Park Psychiatric Hospital Project Series B (Miscellaneous Revenue)	5.00	9-15-2019	2,135,000	2,216,344
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	5.00	12-1-2020	9,775,000	10,482,417
New Jersey Housing and Mortgage Finance Agency Multifamily Series A (Housing Revenue)	2.00	11-1-2021	325,000	324,282
New Jersey Housing and Mortgage Finance Agency Multifamily Series B (Housing Revenue)	1.65	5-1-2020	4,605,000	4,584,600
New Jersey Housing and Mortgage Finance Agency Multifamily Series B (Housing Revenue)	2.00	5-1-2021	14,335,000	14,307,333
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	1.15	11-1-2018	11,095,000	11,047,292
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	1.25	5-1-2019	6,000,000	5,955,120
New Jersey Prerefunded Bond School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2018	2,375,000	2,430,076
New Jersey Prerefunded Bond School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2020	1,650,000	1,789,244
New Jersey Sports & Exposition Authority Series B (Miscellaneous Revenue)	5.00	9-1-2018	1,805,000	1,839,746
New Jersey TTFA Federal Highway Reimbursement Notes Subordinate Series A1 (Transportation Revenue)	5.00	6-15-2022	5,000,000	5,078,150
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	12-15-2018	1,000,000	1,027,410
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	12-15-2019	3,000,000	3,144,750
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2020	1,000,000	1,058,800
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	33,465,000	36,105,723
New Jersey TTFA Series A1 (Transportation Revenue)	5.00	6-15-2020	7,000,000	7,411,600
New Jersey TTFA Series A1 (Transportation Revenue)	5.00	6-15-2021	5,000,000	5,386,600
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2019	2,070,000	2,146,528
New Jersey TTFA Transit System Series A (GO Revenue)	5.75	6-15-2020	4,425,000	4,695,368
New Jersey TTFA Transportation Program Notes Series BB-2 (SIFMA Municipal Swap +1.20%) (Transportation Revenue) ±	2.91	6-15-2034	5,000,000	4,956,050
New Jersey Turnpike Authority Series C-6 (1 Month LIBOR +0.75%) (Transportation Revenue) ±	1.70	1-1-2030	21,820,000	22,005,470
Newark NJ Housing Authority Refunding Bond Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.25	1-1-2020	2,170,000	2,308,533
Newark NJ Housing Authority Refunding Bond Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.25	1-1-2021	4,570,000	4,977,324
Rutgers University Series J (Education Revenue)	4.00	5-1-2018	700,000	705,894
Rutgers University Series L (Education Revenue)	5.00	5-1-2018	300,000	303,501
Saddle Brook Township NJ BAN (GO Revenue)	2.25	6-1-2018	11,137,423	11,165,267
Trenton City NJ Refunding Bond (GO Revenue)	4.00	7-15-2019	1,905,000	1,956,111
Trenton City NJ Refunding Bond (GO Revenue)	4.00	7-15-2020	1,685,000	1,738,701
Trenton City NJ Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,675,000	1,821,345
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	4.00	8-1-2018	425,000	430,912
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	4.00	8-1-2019	525,000	543,464

				264,756,447

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

New Mexico: 0.75%
Farmington NM PCR Southern California Edison Company Four Corners Project Series B (Utilities Revenue)	1.88%	4-1-2029	$4,750,000	$4,732,853
New Mexico Educational Assistance Foundation Series A2 (3 Month LIBOR +0.65%) (Education Revenue) ±	2.13	12-1-2028	230,000	230,122
New Mexico Mortgage Finance Authority SFMR Class I-A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.60	1-1-2039	190,000	193,800
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Series B (1 Month LIBOR +0.75%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.66	11-1-2039	32,500,000	32,471,725

				37,628,500

New York: 10.19%
Campbell Savona NY Central School District BAN (GO Revenue)	2.25	6-29-2018	8,000,000	8,020,720
Long Island NY Power Authority Electric System Series C (1 Month LIBOR +0.65%) (Utilities Revenue) ±	1.60	5-1-2033	12,000,000	12,008,880
Long Island NY Power Authority Electric System Series C (1 Month LIBOR +0.88%) (Utilities Revenue) ±	1.83	5-1-2033	33,750,000	33,797,925
Nassau County NY Prerefunded Bond Series C (GO Revenue)	5.00	10-1-2020	3,020,000	3,194,254
Nassau County NY Series A (GO Revenue)	5.00	1-1-2020	4,000,000	4,250,480
Nassau County NY Series F (GO Revenue)	5.00	10-1-2020	1,780,000	1,884,290
Nassau County NY Unrefunded Bond Series C (GO Revenue)	5.00	10-1-2020	45,000	47,637
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (3 Month LIBOR +0.73%) (Health Revenue) ±	1.65	5-1-2018	3,420,000	3,420,479
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2018	750,000	762,300
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2019	1,000,000	1,050,300
New York HFA Affordable Housing Series L (Housing Revenue, GNMA/FNMA/FHLMC Insured)	1.65	5-1-2021	6,400,000	6,362,944
New York HFA Affordable Housing Series M-1 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	1.80	5-1-2020	1,200,000	1,199,988
New York HFA Affordable Housing Series M-1 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	1.85	11-1-2020	3,195,000	3,194,968
New York HFA Affordable Housing Series M-1 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	5,000,000	4,999,950
New York HFA Affordable Housing Series M-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	1.85	11-1-2020	6,435,000	6,434,936
New York Metropolitan Transportation Authority Subordinate Series A-3 (SIFMA Municipal Swap +0.50%) (Transportation Revenue) ±	2.21	11-15-2042	39,500,000	39,464,845
New York Metropolitan Transportation Authority Subordinate Series A2 (SIFMA Municipal Swap +0.58%) (Transportation Revenue) ±	2.29	11-15-2039	2,000,000	2,001,920
New York Metropolitan Transportation Authority Subordinate Series A2A (SIFMA Municipal Swap +0.45%) (Tax Revenue) ±	2.16	11-1-2026	6,895,000	6,886,588
New York Metropolitan Transportation Authority Subordinate Series B3 (SIFMA Municipal Swap +0.90%) (Tax Revenue) ±	2.61	11-1-2018	32,600,000	32,725,184
New York Metropolitan Transportation Authority Subordinate Series B4 (Transportation Revenue)	5.00	11-15-2030	13,620,000	14,436,928
New York Metropolitan Transportation Authority Subordinate Series C2 (Transportation Revenue)	4.00	11-15-2033	8,000,000	8,426,720
New York Metropolitan Transportation Authority Subordinate Series D-2 (Transportation Revenue, Landesbank Hessen-Thüringen LOC) ø	1.95	11-1-2035	4,455,000	4,455,000
New York Metropolitan Transportation Authority Subordinate Series D-2 (SIFMA Municipal Swap +0.45%) (Transportation Revenue) ±	2.16	11-15-2044	22,545,000	22,506,448

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York Metropolitan Transportation Authority Subordinate Series D-2A-1 (1 Month LIBOR +0.57%) (Transportation Revenue, AGM Insured) ±	1.51%	11-1-2032	$7,500,000	$7,501,950
New York Metropolitan Transportation Authority Subordinate Series D-2A-2 (1 Month LIBOR +0.68%) (Transportation Revenue, AGM Insured) ±	1.62	11-1-2032	20,000,000	20,078,000
New York Metropolitan Transportation Authority Subordinate Series D2 (1 Month LIBOR +0.60%) (Transportation Revenue, AGM Insured) ±	1.54	11-1-2032	15,850,000	15,853,963
New York Metropolitan Transportation Authority Subordinate Series D2 (Transportation Revenue)	4.00	11-15-2034	14,665,000	15,195,580
New York Metropolitan Transportation Authority Subordinate Series E1 (Transportation Revenue, Bank of Montreal LOC) ø	1.45	11-1-2035	8,285,000	8,285,000
New York Metropolitan Transportation Authority Subordinate Series G1 (1 Month LIBOR +0.48%) (Transportation Revenue) ±	1.39	11-1-2026	31,950,000	31,951,598
New York NY Adjusted Fiscal 2008 Subordinate Series A-4 (GO Revenue, AGM Insured) (m)	1.95	8-1-2026	16,075,000	16,075,000
New York NY Adjusted Fiscal 2008 Subordinate Series C-4 (GO Revenue, AGC Insured) (m)	1.95	10-1-2027	15,000,000	15,000,000
New York NY Health & Hospital Corporation Health System Series A (Health Revenue)	5.50	2-15-2020	5,755,000	5,783,027
New York NY Housing Development Corporation Multifamily Housing Sustainable Neighborhood Series D1-B (Housing Revenue)	1.50	11-1-2018	1,000,000	997,950
New York NY Housing Development Corporation Sustainable Neighborhood Bonds Series I2B (Housing Revenue)	2.00	5-1-2021	12,000,000	12,029,760
New York NY Series J-4 (SIFMA Municipal Swap +0.55%) (GO Revenue) ±	2.26	8-1-2025	2,000,000	1,999,960
New York NY Subordinate Series J-11 (SIFMA Municipal Swap +0.58%) (GO Revenue) ±	2.29	8-1-2027	43,810,000	43,856,439
New York NY Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2019	1,855,000	1,931,890
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2019	8,000,000	8,332,640
Niagara Falls NY Board Community Toll (Transportation Revenue, National Insured)	6.25	10-1-2020	8,685,000	9,702,708
Oyster Bay NY BAN Series A (GO Revenue)	3.50	6-1-2018	3,000,000	3,013,470
Oyster Bay NY Public Improvement Series B (GO Revenue, AGM Insured)	3.00	11-1-2018	1,140,000	1,150,705
Rockland County NY Public Improvement Series C (GO Revenue, AGM Insured)	3.00	5-1-2020	1,390,000	1,421,122
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2018	2,475,000	2,479,356
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2019	1,830,000	1,858,219
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2020	630,000	642,984
Saratoga County NY Capital Resource Corporation Multifamily Housing Preservation LLC Project (Housing Revenue)	2.00	7-1-2020	3,250,000	3,247,465
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2018	2,640,000	2,705,736
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2019	2,775,000	2,939,058
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2020	2,915,000	3,170,150
Suffolk County NY Public Improvement Series A (GO Revenue)	4.00	5-15-2018	1,615,000	1,629,083
Suffolk County NY Refunding Bond Series A (GO Revenue)	5.00	4-1-2018	2,700,000	2,722,275
Suffolk County NY Refunding Bond Series A (GO Revenue)	5.00	4-1-2019	1,385,000	1,439,431
Suffolk County NY TAN (GO Revenue)	2.50	7-25-2018	50,000,000	50,195,000

				514,723,203

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	23

Security name	Interest rate	Maturity date	Principal	Value

North Carolina: 0.01%
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, AGC Insured)	6.00%	1-1-2019	$250,000	$255,358

Ohio: 2.27%
Cuyahoga OH Metropolitan Housing Authority Carver Park Phase I Project (Housing Revenue)	1.00	9-1-2019	7,000,000	6,963,740
Cuyahoga OH Metropolitan Housing Authority Headquarters Project (Housing Revenue)	1.75	3-1-2020	5,705,000	5,706,255
Lake County OH Lake Hospital System Incorporated (Health Revenue)	5.00	8-15-2020	905,000	973,282
Lancaster OH Port Authority (1 Month LIBOR +0.72%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.63	5-1-2038	73,500,000	73,547,040
Lorain County OH Port Authority EDA Series A (Health Revenue)	4.00	11-15-2018	670,000	687,119
Lucas OH Metropolitan Housing Authority Certificate of Participation (Housing Revenue)	2.25	11-1-2020	780,000	778,752
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2018	1,000,000	1,002,700
Ohio Air Quality Development Authority FirstEnergy Generation Series A (Utilities Revenue)	3.75	12-1-2023	9,000,000	3,981,150
Ohio Air Quality Development Authority Series A (Miscellaneous Revenue)	3.13	7-1-2033	1,500,000	663,615
Ohio Air Quality Development Authority Series B (Industrial Development Revenue)	3.63	12-1-2033	2,000,000	884,340
Ohio Portsmouth Bypass Project (Miscellaneous Revenue)	5.00	12-31-2020	1,000,000	1,097,480
Ohio Portsmouth Bypass Project (Miscellaneous Revenue)	5.00	12-31-2021	1,205,000	1,351,492
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series B (Water & Sewer Revenue)	4.00	12-1-2033	8,875,000	3,925,590
Ohio Water Development Authority Pollution Control FirstEnergy Nuclear Generation Project (Industrial Development Revenue)	3.75	7-1-2033	17,950,000	7,936,772
Springfield OH (GO Revenue, AGC Insured)	4.00	12-1-2020	730,000	749,688
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2018	2,000,000	2,037,160
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2019	2,215,000	2,330,822

				114,616,997

Oklahoma: 0.72%
Blaine County OK Educational Facilities Authority Watonga Public Schools Project (Miscellaneous Revenue)	5.00	12-1-2021	945,000	1,040,643
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2018	2,680,000	2,725,640
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2019	2,000,000	2,096,980
Cleveland County OK Justice Authority Detention Facility Project (Tax Revenue)	4.00	3-1-2020	500,000	512,575
Creek County OK Educational Facilities Authority Sapulpa Public School Project (Miscellaneous Revenue)	5.00	9-1-2020	2,550,000	2,754,128
Grady County OK School Finance Authority Tuttle Public School Project (Miscellaneous Revenue)	5.00	9-1-2019	1,000,000	1,053,460
Grady County OK School Finance Authority Tuttle Public School Project (Miscellaneous Revenue)	5.00	9-1-2021	1,065,000	1,178,817
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, National Insured) (m)(n)	2.33	6-1-2019	4,050,000	4,035,542
Oklahoma County OK Independent School District #52 Series A (GO Revenue) %%	2.50	1-1-2021	3,535,000	3,578,905
Oklahoma County OK Independent School District #52 Series A (GO Revenue) %%	3.00	1-1-2022	3,535,000	3,654,907
Oklahoma County OK Independent School District #52 Series A (GO Revenue) %%	3.00	1-1-2023	3,135,000	3,260,557
Oklahoma County OK Independent School District #52 Series A (GO Revenue) %%	3.50	1-1-2020	2,840,000	2,918,952

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma (continued)
Tulsa OK Airports Improvement Trust Series 2013A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00%	6-1-2020	$695,000	$743,657
Tulsa OK Airports Improvement Trust Series 2015A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	1,000,000	1,070,010
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2018	1,240,000	1,249,511
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2018	530,000	536,222
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2019	3,025,000	3,139,406
Tulsa OK Airports Improvement Trust Series B (Airport Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2018	860,000	866,596

				36,416,508

Other: 0.64%
Branch Banking & Trust Municipal Investment Trust Various States Class C (SIFMA Municipal Swap +1.05%) (Miscellaneouw Revenue, Rabobank LOC) 144A±	2.76	12-31-2019	20,000,000	19,996,200
Branch Banking & Trust Municipal Investment Trust Various States Class D (SIFMA Municipal Swap +0.80%) (Miscellaneous Revenue, Rabobank LOC) 144A±	2.51	11-15-2019	4,221,361	4,220,601
Public Housing Capital Fund Trust I (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	6,245,907	6,267,580
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	2,028,289	2,039,019

				32,523,400

Pennsylvania: 5.65%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (3 Month LIBOR +0.72%) (Health Revenue) ±	1.64	2-1-2021	2,600,000	2,598,362
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A (Utilities Revenue)	2.70	4-1-2035	1,400,000	619,458
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A (Industrial Development Revenue)	4.00	1-1-2035	7,500,000	3,315,150
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series B (Industrial Development Revenue)	3.50	12-1-2035	7,705,000	3,406,920
Berks County PA IDA Health System Tower Health Project (Health Revenue)	5.00	11-1-2023	1,000,000	1,148,800
Berks County PA IDA Health System Tower Health Project (Health Revenue)	5.00	11-1-2024	1,000,000	1,166,920
Bethlehem PA Area School District Authority Bethlehem Area School District Refunding Project (1 Month LIBOR +0.49%) (Miscellaneous Revenue) ±	1.59	1-1-2030	4,990,000	4,964,551
Coatesville PA Area School District (GO Revenue, AGM Insured)	5.00	8-1-2023	1,000,000	1,131,610
Delaware County PA Authority Neumann University (Miscellaneous Revenue)	4.00	10-1-2021	2,620,000	2,725,010
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	805,000	806,980
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2018	2,020,000	2,066,056
Erie PA Higher Education Building Authority Mercyhurst College Project (Education Revenue)	5.00	3-15-2018	380,000	382,675
Lackawanna County PA Riverside School District Project (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-15-2019	1,400,000	1,450,274
Lackawanna County PA Riverside School District Project (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-15-2020	1,455,000	1,528,114
Luzerne County PA RAN (GO Revenue) %%	3.00	6-29-2018	3,000,000	3,010,290
Manheim Township PA School District Series A (1 Month LIBOR +0.47%) (GO Revenue) ±	1.40	5-1-2025	3,760,000	3,758,609

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	25

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00%	1-15-2018	$1,000,000	$1,000,900
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2020	1,315,000	1,380,566
Montgomery County PA IDA Exelon Generation Company LLC (Industrial Development Revenue)	2.50	10-1-2030	15,795,000	15,849,651
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue)	2.50	10-1-2030	30,000,000	30,103,800
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue)	2.60	3-1-2034	2,125,000	2,133,670
Penn Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2020	825,000	884,054
Penn Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2021	1,275,000	1,393,231
Pennsylvania Certificate of Participation (Miscellaneous Revenue, AGM Insured)	2.00	11-1-2019	1,100,000	1,094,302
Pennsylvania Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	11-1-2019	1,005,000	1,035,753
Pennsylvania Economic Development Financing Authority Tapestry Moon Senior Housing Project Series A (Health Revenue) øø	2.25	12-1-2053	10,000,000	10,000,000
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2020	1,850,000	2,000,442
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2021	1,095,000	1,209,866
Pennsylvania EDFA Rapid Bridge Replacement Project (Industrial Development Revenue)	4.00	6-30-2018	6,875,000	6,947,325
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) øø	1.20	6-1-2044	5,000,000	5,000,000
Pennsylvania EDFA Solid Waste Disposal Series A (Resource Recovery Revenue)	1.70	8-1-2037	8,000,000	8,000,000
Pennsylvania HFA Single Family Series 125A (Housing Revenue)	2.38	10-1-2025	21,925,000	21,755,739
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2018	2,200,000	2,216,082
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2019	1,220,000	1,264,884
Pennsylvania Refunding Bond (GO Revenue)	5.00	1-15-2022	6,540,000	7,285,822
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.15%) (Transportation Revenue) ±	2.86	12-1-2019	18,150,000	18,321,518
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.27%) (Transportation Revenue) ±	2.98	12-1-2020	11,300,000	11,517,977
Philadelphia PA Authority For Industrial Development Thomas Jefferson University Series B (Education Revenue) ø	1.95	9-1-2050	12,000,000	12,000,000
Philadelphia PA Gas Works 10th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.00	7-1-2019	2,500,000	2,618,950
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2018	8,385,000	8,498,533
Philadelphia PA Hospitals & Higher Education Facilities Authority Temple University Health System (Health Revenue)	5.00	7-1-2021	1,250,000	1,350,463
Philadelphia PA Hospitals & Higher Education Facilities Authority Temple University Health System (Health Revenue)	5.00	7-1-2022	2,000,000	2,198,800
Philadelphia PA RDA Transformation Initiative Series B (Miscellaneous Revenue)	5.00	4-15-2019	2,000,000	2,062,180
Philadelphia PA RDA Transformation Initiative Series B (Miscellaneous Revenue)	5.00	4-15-2020	1,870,000	1,990,652
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2020	1,125,000	1,202,636
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2018	5,300,000	5,403,085
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2020	1,500,000	1,603,515
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2021	1,750,000	1,911,718
Philadelphia PA School District Series E (GO Revenue, State Aid Withholding Insured)	5.00	9-1-2020	2,225,000	2,378,547

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Philadelphia PA School District Series E (GO Revenue)	5.25%	9-1-2023	$7,000,000	$7,464,380
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2020	2,750,000	2,939,778
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2021	3,500,000	3,823,435
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2018	1,000,000	1,017,920
Philadelphia PA Unrefunded Bond Series A (GO Revenue, AGM Insured)	5.00	8-1-2019	3,420,000	3,427,798
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (Water & Sewer Revenue, AGM Insured) ±	1.74	9-1-2040	15,000,000	14,953,800
Quakertown PA Health Facilities Authority Series A (Health Revenue)	3.13	7-1-2021	3,250,000	3,252,113
Reading PA Parking Authority CAB (Transportation Revenue, National Insured) ¤	0.00	11-15-2019	1,000,000	953,270
Scranton PA (GO Revenue)	5.00	9-1-2020	2,205,000	2,324,423
Scranton PA RAN (GO Revenue) 144A%%	2.90	12-15-2018	6,375,000	6,203,130
Scranton PA RDA Series A (Miscellaneous Revenue, Municipal Government Guaranty Insured)	5.00	11-15-2021	2,925,000	3,030,797
Scranton PA School District Series A (GO Revenue)	5.00	6-1-2021	680,000	732,700
Scranton PA School District Series A (GO Revenue)	5.00	6-1-2022	730,000	799,365
Scranton PA School District Series A (GO Revenue)	5.00	6-1-2023	835,000	927,952
Scranton PA School District Series B (GO Revenue)	5.00	6-1-2021	580,000	624,950
Scranton PA School District Series B (GO Revenue, National Insured)	5.00	6-1-2022	870,000	954,564
Scranton PA School District Series B (GO Revenue, National Insured)	5.00	6-1-2023	615,000	685,098
Scranton PA School District Series C (GO Revenue)	5.00	6-1-2020	585,000	618,719
Scranton PA School District Series C (GO Revenue)	5.00	6-1-2021	590,000	635,725
Warwick PA School District (GO Revenue)	4.00	2-15-2020	1,000,000	1,046,330
West Mifflin PA School District (GO Revenue, AGM Insured)	5.00	10-1-2018	605,000	620,561
West Mifflin PA School District (GO Revenue, AGM Insured)	5.00	10-1-2019	750,000	792,878

				285,524,126

Rhode Island: 0.11%
Rhode Island Health & Educational Building Corporation Providence College (Education Revenue)	5.00	11-1-2018	265,000	272,174
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	5.00	5-15-2019	1,100,000	1,141,514
Rhode Island Health & Educational Building Corporation Tockwotton Home Series 2011 (Health Revenue)	8.38	1-1-2046	3,000,000	3,576,390
Rhode Island Student Loan Authority AMT Series A (Education Revenue)	5.00	12-1-2019	450,000	472,235

				5,462,313

South Carolina: 1.17%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	198,490	198,490
Lee County SC School Facilities Incorporated Lee County School District Project (Miscellaneous Revenue, AGM Insured)	2.00	6-1-2018	325,000	325,767
Lee County SC School Facilities Incorporated Lee County School District Project (Miscellaneous Revenue, AGM Insured)	3.00	12-1-2018	390,000	395,343
South Carolina Housing Finance & Development Authority Housing Waters Berryhill (Housing Revenue)	1.60	12-1-2019	7,250,000	7,250,290
South Carolina Jobs Economic Development Authority Hospital Facilities Series A (Health Revenue, AGM Insured)	5.25	8-1-2021	1,000,000	1,016,290
South Carolina Jobs EDA East Point Academy Project Series A (Education Revenue) 144A	2.25	5-1-2019	3,500,000	3,479,525
Spartanburg County SC School District #7 BAN (GO Revenue)	5.00	11-15-2018	45,000,000	46,351,800

				59,017,505

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	27

Security name	Interest rate	Maturity date	Principal	Value

Tennessee: 1.10%
Memphis-Shelby County TN Airport Authority Series A1 (Airport Revenue)	5.75%	7-1-2019	$1,500,000	$1,584,240
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.38	7-1-2018	1,000,000	1,018,320
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.50	7-1-2019	1,505,000	1,583,997
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	4.00	5-1-2048	25,000,000	27,381,750
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	3,400,000	3,478,948
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2019	6,225,000	6,553,742
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	8,895,000	8,918,394
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	5,110,000	5,280,367

				55,799,758

Texas: 16.67%
Austin TX Affordable Housing Public Facility Corporation Pathways at Georgian Manor (Housing Revenue)	1.15	11-1-2019	14,040,000	14,026,943
Austin TX Affordable PFC Incorporated Multifamily Housing Bridge Cameron Apartments (Housing Revenue)	2.90	12-1-2021	25,000,000	24,967,250
Bexar County TX Housing Finance Corporation Medio Springs Apartments Project. (Housing Revenue)	2.00	11-1-2020	26,000,000	25,999,740
Brownsville TX Independent School District Maintenance Tax Notes (GO Revenue)	4.00	8-15-2019	7,905,000	8,191,003
Central Texas Regional Mobility Authority Series B (Transportation Revenue)	5.00	1-1-2045	310,000	336,307
Central Texas Regional Mobility Authority Subordinate Lien (Transportation Revenue)	5.00	1-1-2018	250,000	250,000
Central Texas Regional Mobility Authority Subordinate Lien (Transportation Revenue)	5.00	1-1-2019	750,000	773,775
Clear Creek TX Independent School District Series B (GO Revenue)	1.35	2-15-2038	12,000,000	11,977,200
Clear Creek TX Independent School District Series B (GO Revenue)	3.00	2-15-2032	4,445,000	4,528,699
Coastal Bend TX Health Facilities Development Corporation (Health Revenue, AGM Insured) (m)	1.95	7-1-2031	9,500,000	9,500,000
Cypress Fairbanks TX School District Series B-1 (GO Revenue)	3.00	2-15-2036	11,130,000	11,339,912
Dallas TX Series A (GO Revenue)	5.00	2-15-2019	5,000,000	5,190,150
Dallas TX Unrefunded Balance Refunding Bond (GO Revenue)	5.00	2-15-2021	3,580,000	3,910,828
Denton TX Independent School District Prerefunded Bond Series A (GO Revenue)	2.00	8-1-2042	2,790,000	2,797,979
Denton TX Independent School District Unlimited Tax School Building Bond Series 2013 (GO Revenue)	2.00	8-1-2043	7,000,000	7,026,250
Denton TX Independent School District Unlimited Tax School Building Bond Series 2014B (GO Revenue)	2.00	8-1-2044	39,075,000	39,189,881
Denton TX Independent School District Unrefunded Bond (GO Revenue)	2.00	8-1-2042	8,105,000	8,120,724
Eagle Mountain & Saginaw TX Independent School District (GO Revenue)	2.00	8-1-2050	12,150,000	12,185,721
Fort Bend TX Independent School District Series C (GO Revenue)	1.35	8-1-2042	5,750,000	5,738,385
Fort Bend TX independent School District Series D (GO Revenue)	1.50	8-1-2042	11,000,000	10,969,420
Georgetown TX Independent School District (GO Revenue)	2.00	8-1-2034	4,620,000	4,628,963
Goose Creek TX Consolidated Independent School District (GO Revenue)	1.35	2-15-2040	15,160,000	15,131,196
Harlandale TX Independent School District (GO Revenue)	2.00	8-15-2045	22,165,000	22,210,882
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) (m)	1.95	7-1-2031	16,850,000	16,850,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) (m)	1.95	7-1-2031	14,025,000	14,025,000
Harris County TX Houston Independent School District Series B (GO Revenue)	1.45	6-1-2035	11,580,000	11,525,458
Harris County TX Industrial Development Corporation Deer Park Refining Limited Partnership Project (Resource Recovery Revenue)	4.70	5-1-2018	29,250,000	29,517,345
Harris County TX Refunding Bonds Series A (GO Revenue)	5.00	10-1-2021	10,000,000	10,569,900

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Houston TX Public Improvement Series A (GO Revenue)	5.00%	3-1-2019	$7,000,000	$7,280,000
Houston TX Public Improvement Series A (GO Revenue)	5.00	3-1-2020	4,000,000	4,288,560
Houston TX Public Improvement Series A (GO Revenue)	5.00	3-1-2021	4,000,000	4,403,200
Houston TX Public Improvement Series A (GO Revenue)	5.00	3-1-2022	5,000,000	5,608,650
Houston TX Public Improvement Series A (GO Revenue)	5.00	3-1-2023	3,500,000	4,016,075
Hurst Euless Bedford TX Independent School District Prerefunded Bond (GO Revenue)	5.00	8-15-2022	2,140,000	2,314,795
Hutto TX Independent School District Series 2015 (GO Revenue)	3.00	2-1-2055	23,425,000	24,352,396
Laredo TX Public Property Finance Contractual Obligation Bond (GO Revenue)	3.88	2-15-2018	725,000	726,718
Mansfield TX Independent School District (GO Revenue)	2.50	8-1-2042	8,250,000	8,533,388
Midlothian TX Independent School District Series B (GO Revenue)	2.50	8-1-2052	5,650,000	5,677,120
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Revenue Project Series A (Housing Revenue)	3.25	8-1-2019	13,000,000	13,008,190
North East TX Independent School District (GO Revenue)	2.00	8-1-2044	8,715,000	8,740,622
North East TX Independent School District (GO Revenue)	2.38	8-1-2047	7,000,000	7,129,640
North East TX Independent School District Series A (GO Revenue)	2.00	8-1-2042	28,330,000	28,384,960
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (3 Month LIBOR +1.00%) (Education Revenue) ±	2.34	4-1-2037	5,920,000	5,944,805
North Texas Tollway Authority Refunding Bond Series A (SIFMA Municipal Swap +0.80%) (Transportation Revenue) ±	2.51	1-1-2050	17,250,000	17,286,915
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2020	1,050,000	1,115,111
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2021	1,860,000	2,029,334
North Texas Tollway Authority Special Projects System Series A (Transportation Revenue)	6.00	9-1-2041	3,500,000	4,003,755
North Texas Tollway Authority Special Projects System Series D (Transportation Revenue)	5.00	9-1-2024	1,790,000	1,991,357
North Texas Tollway Authority Special Projects System Series D (Transportation Revenue)	5.00	9-1-2028	4,335,000	4,822,644
North Texas Tollway Authority Special Projects System Series D (Transportation Revenue)	5.25	9-1-2025	3,840,000	4,305,792
North Texas Tollway Authority Special Projects System Series D (Transportation Revenue)	5.25	9-1-2026	3,980,000	4,462,774
Northside TX Independent School District Building Project (GO Revenue)	1.65	8-1-2045	6,650,000	6,649,601
Northside TX Independent School District Building Project (GO Revenue)	1.75	6-1-2032	6,730,000	6,651,663
Northside TX Independent School District Building Project (GO Revenue)	2.00	8-1-2044	21,195,000	21,257,313
Northside TX Independent School District Building Project (GO Revenue)	2.00	6-1-2046	8,400,000	8,416,464
Northside TX Independent School District Series A (GO Revenue)	2.00	6-1-2039	4,115,000	4,128,662
Odessa TX Housing Finance Corporation 87th Street Apartments Project (Housing Revenue, FHA Insured)	1.43	12-1-2020	7,500,000	7,500,300
Pasadena TX Independent School District Building Project Series B (GO Revenue)	3.00	2-15-2044	45,060,000	46,018,877
Pflugerville TX Independent School District Prerefunded Bond (GO Revenue)	2.00	8-15-2039	7,665,000	7,721,031
Pflugerville TX Independent School District Prerefunded Bond School Building Series A (GO Revenue)	2.00	8-15-2039	4,830,000	4,865,307
Pflugerville TX Independent School District Unrefunded Bond (GO Revenue)	2.00	8-15-2039	15,205,000	15,250,767
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	1.56	4-1-2040	31,000,000	31,000,000
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	1.55	4-1-2040	9,775,000	9,775,000
Port Arthur TX Navigation District Motiva Enterprises LLC Project Subordinate Series D (Resource Recovery Revenue) ø	1.55	11-1-2040	10,000,000	10,000,000
Sabine River TX Authority PCR Southwestern Electric Company (Industrial Development Revenue, National Insured)	4.95	3-1-2018	13,000,000	13,070,720

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	29

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
San Antonio TX Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25%	8-1-2018	$510,000	$520,389
San Antonio TX Junior Lien Series A (Utilities Revenue)	2.00	12-1-2027	20,320,000	20,367,346
San Antonio TX Junior Lien Series B (Utilities Revenue)	1.75	12-1-2027	11,000,000	11,000,880
San Antonio TX Junior Lien Series C (Utilities Revenue)	3.00	12-1-2045	13,495,000	13,807,949
San Antonio TX Junior Lien Series D (Utilities Revenue)	3.00	12-1-2045	12,000,000	12,538,680
San Antonio TX Series A (Utilities Revenue)	2.25	2-1-2033	24,350,000	24,573,046
San Antonio TX Water System Junior Lien Series B (Water & Sewer Revenue)	2.00	5-1-2044	5,500,000	5,502,475
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2019	655,000	688,805
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2020	920,000	990,463
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	11-15-2020	1,045,000	1,116,509
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XM0560 (Transportation Revenue, Bank of America NA LIQ) 144Aø	0.54	1-1-2048	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XM0561 (Transportation Revenue, Bank of America NA LIQ) 144Aø	0.54	1-1-2048	2,000,000	2,000,000
Texas A&M University System Permanent University Series A (Education Revenue)	5.00	7-1-2021	4,870,000	5,413,005
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2018	4,500,000	4,638,015
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2019	7,000,000	7,395,430
Texas Northside Independent School District (GO Revenue)	1.45	6-1-2047	4,000,000	3,968,040
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2018	3,395,000	3,482,082
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	2,375,000	2,512,323
Texas Veterans Bond Series D (Miscellaneous Revenue, FHLB SPA) ø	1.65	6-1-2045	8,030,000	8,030,000
Tomball TX Independent School District Series B2 (GO Revenue)	3.00	2-15-2039	10,410,000	10,495,154
Travis County TX Health Facilities Development corporation Longhorn Village Project Series A (Health Revenue)	7.13	1-1-2046	845,000	971,328
University of Texas Financing System Refunding Bonds Series C (Education Revenue)	5.00	8-15-2022	3,000,000	3,429,120
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2018	640,000	640,326
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2019	1,010,000	1,036,068
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2020	500,000	520,705

				841,849,555

Vermont: 0.09%
Vermont Student Assistance Corporation Series B Class-A1 (3 Month LIBOR +1.50%) (Education Revenue) ±	3.00	6-1-2022	4,783,848	4,795,377

Virgin Islands: 0.07%
Virgin Islands PFA Matching Funding Loan Series A (Tax Revenue)	6.75	10-1-2019	835,000	613,725
Virgin Islands PFA Senior Lien Matching Fund Loan Note Series B (Tax Revenue)	5.00	10-1-2018	2,985,000	2,712,619
Virgin Islands PFA Series A (Tax Revenue)	5.00	10-1-2018	415,000	377,131

				3,703,475

Virginia: 1.50%
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2019	1,250,000	1,310,475
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2020	1,000,000	1,076,100
Halifax County VA IDA (Utilities Revenue)	2.15	12-1-2041	55,950,000	56,252,690

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Virginia (continued)
Lexington VA IDA Kendal at Lexington (Health Revenue)	3.00%	1-1-2019	$320,000	$323,040
Lexington VA IDA Kendal at Lexington (Health Revenue)	3.00	1-1-2020	450,000	457,074
Lexington VA IDA Kendal at Lexington (Health Revenue)	4.00	1-1-2021	440,000	461,133
Lexington VA IDA Kendal at Lexington (Health Revenue)	4.00	1-1-2022	525,000	554,967
Marquis VA CDA CAB (Tax Revenue) 144A	7.50	9-1-2045	680,000	479,794
Marquis VA CDA CAB Series A (Tax Revenue)	5.10	9-1-2036	2,169,000	1,509,125
Marquis VA CDA CAB Series C (Tax Revenue) ¤	0.00	9-1-2041	3,493,000	455,243
Newport News VA Redevelopment & Housing Authority Multifamily Housing Series A (Housing Revenue)	1.82	11-1-2020	9,500,000	9,493,065
Virginia Commonwealth Transportation Board Refunding Bonds Series A (Miscellaneous Revenue)	5.00	5-15-2023	1,500,000	1,740,300
Washington VA County IDA Series C (Health Revenue)	7.25	7-1-2019	1,355,000	1,425,609

				75,538,615

Washington: 0.88%
District of Columbia HFA Multifamily Housing Maplewood Courts Apartments Project (Housing Revenue)	1.80	2-1-2020	11,310,000	11,297,672
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) (Health Revenue) ±	2.71	1-1-2035	8,650,000	8,607,529
Washington Health Care Facilities Authority (Health Revenue)	5.00	2-1-2023	1,025,000	1,109,306
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) (Health Revenue) ±	2.15	1-1-2042	9,500,000	9,491,260
Washington Health Care Facilities Authority Series 2015 (Health Revenue)	5.00	7-1-2020	850,000	904,902
Washington Housing finance Commission Multifamily Housing Series A (Housing Revenue)	1.80	7-1-2020	7,350,000	7,334,271
Washington Series A (GO Revenue)	5.00	8-1-2022	4,800,000	5,485,632

				44,230,572

West Virginia: 0.05%
West Virginia EDA PCR Appalachian Power Company Series D (Resource Recovery Revenue)	3.25	5-1-2019	2,745,000	2,774,564

Wisconsin: 2.47%
Milwaukee WI RAN Series M-11 (Miscellaneous Revenue)	5.00	9-27-2018	40,000,000	41,051,200
Milwaukee WI RDA Public Schools Refunding Bond Series A (Miscellaneous Revenue)	5.00	8-1-2018	4,770,000	4,862,300
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	2.10	12-1-2038	2,060,000	2,060,000
Waukesha County WI Anticipation Notes Series C (Miscellaneous Revenue)	3.00	5-1-2022	3,035,000	3,085,745
Waukesha County WI Series B (Miscellaneous Revenue)	3.00	5-1-2021	17,400,000	17,476,734
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)	5.00	7-1-2022	11,910,000	12,646,157
Wisconsin HEFA Ascension Health Alliance Series B (Health Revenue)	4.00	11-15-2043	13,000,000	13,399,490
Wisconsin HEFA Benevolent Corporation Cedar Community (Health Revenue)	5.00	6-1-2019	635,000	655,968
Wisconsin HEFA Benevolent Corporation Cedar Community (Health Revenue)	5.00	6-1-2020	880,000	925,443
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	1,005,000	1,032,225
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2018	300,000	300,726
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2019	445,000	452,374
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	5.00	3-1-2020	375,000	394,156
Wisconsin Housing & EDA President House Project (Housing Revenue, Associated Trust Company NA LOC) ø	1.85	8-1-2046	1,635,000	1,635,000
Wisconsin PFA Guilford College (Education Revenue)	5.00	1-1-2021	650,000	693,693
Wisconsin PFA Guilford College (Education Revenue)	5.00	1-1-2022	625,000	676,131

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	31

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Wisconsin PFA Loan Anticipation Notes Lake Oconee Academy Foundation Incorporated Project (Education Revenue)	2.30%	10-1-2019	$4,000,000	$3,993,120
Wisconsin PFA Series A-2 (Resource Recovery Revenue) øø	1.25	10-1-2025	19,200,000	19,170,432

				124,510,894

Wyoming: 0.18%
Sweetwater County WY PCR Pacificorp Projects Series A (Utilities Revenue) ø	1.71	12-1-2020	9,335,000	9,335,000

Total Municipal Obligations (Cost $5,015,579,025)				4,998,569,032

Other: 1.36%
Eaton Vance Municipal Income Trust (SIFMA Municipal Swap +1.50%) ±144A§	3.21	9-1-2019	23,000,000	23,001,380
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144Aøø§	2.01	10-1-2047	20,400,000	20,400,000
Western Asset Managed Municipal Fund Incorporated AMT Series 1 144Aøø§	1.86	5-31-2018	25,000,000	25,000,000

Total Other (Cost $68,400,000)				68,401,380

Total investments in securities (Cost $5,083,979,025)	100.32%	5,066,970,412
Other assets and liabilities, net	(0.32)	(15,973,148)

Total net assets	100.00%	$5,050,997,264

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities.

¤	The security is issued in zero coupon form with no periodic interest payments.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

§	The security is subject to a demand feature which reduces the effective maturity.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	23,294,140	857,956,933	881,251,073	0	$31,122	$0	$172,962	$0	0%

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Short-Term Municipal Bond Fund	Statement of assets and liabilities—December 31, 2017 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $5,083,979,025)	$5,066,970,412
Cash	18,628,185
Receivable for investments sold	1,797,254
Receivable for Fund shares sold	11,473,942
Receivable for interest	32,320,137
Prepaid expenses and other assets	25,698

Total assets	5,131,215,628

Liabilities
Payable for Fund shares redeemed	47,620,516
Payable for investments purchased	28,872,565
Dividends payable	1,405,591
Management fee payable	1,183,664
Administration fees payable	466,785
Distribution fee payable	37,154
Trustees’ fees and expenses payable	2,032
Accrued expenses and other liabilities	630,057

Total liabilities	80,218,364

Total net assets	$5,050,997,264

NET ASSETS CONSIST OF
Paid-in capital	$5,088,375,269
Undistributed net investment income	230,929
Accumulated net realized losses on investments	(20,600,321)
Net unrealized losses on investments	(17,008,613)

Total net assets	$5,050,997,264

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,388,687,361
Shares outstanding – Class A1	141,082,858
Net asset value per share – Class A	$9.84
Maximum offering price per share – Class A2	$10.04
Net assets – Class C	$55,585,427
Shares outstanding – Class C1	5,646,755
Net asset value per share – Class C	$9.84
Net assets – Administrator Class	$56,161,897
Shares outstanding – Administrator Class[1]	5,701,863
Net asset value per share – Administrator Class	$9.85
Net assets – Institutional Class	$3,550,562,579
Shares outstanding – Institutional Class[1]	360,036,281
Net asset value per share – Institutional Class	$9.86

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	33

Investment income
Interest	$48,374,190
Income from affiliated securities	172,962

Total investment income	48,547,152

Expenses
Management fee	8,606,909
Administration fees
Class A	1,224,154
Class C	47,860
Administrator Class	33,328
Institutional Class	1,435,032
Shareholder servicing fees
Class A	1,912,741
Class C	74,782
Administrator Class	83,320
Distribution fee
Class C	224,345
Custody and accounting fees	109,890
Professional fees	40,895
Registration fees	196,217
Shareholder report expenses	290,521
Trustees’ fees and expenses	10,645
Other fees and expenses	84,773

Total expenses	14,375,412
Less: Fee waivers and/or expense reimbursements	(1,767,381)

Net expenses	12,608,031

Net investment income	35,939,121

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(15,767,695)
Affiliated securities	31,122

Net realized losses on investments	(15,736,573)
Net change in unrealized gains (losses) on investments	12,306,448

Net realized and unrealized gains (losses) on investments	(3,430,125)

Net increase in net assets resulting from operations	$32,508,996

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Short-Term Municipal Bond Fund	Statement of changes in net assets

	Six months ended December 31, 2017 (unaudited)		Year ended June 30, 2017

Operations
Net investment income		$35,939,121		$75,079,481
Net realized losses on investments		(15,736,573)		(4,903,030)
Net change in unrealized gains (losses) on investments		12,306,448		(63,765,678)

Net increase in net assets resulting from operations		32,508,996		6,410,773

Distributions to shareholders from
Net investment income
Class A		(9,342,877)		(26,881,369)
Class C		(141,377)		(357,182)
Administrator Class		(416,604)		(1,047,967)
Institutional Class		(26,040,386)		(46,799,622)

Total distributions to shareholders		(35,941,244)		(75,086,140)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,789,605	96,638,539	47,087,343	466,462,041
Class C	156,870	1,548,257	365,633	3,610,903
Administrator Class	1,064,023	10,514,762	3,644,235	36,019,668
Institutional Class	78,550,150	777,168,208	250,417,118	2,483,765,001

		885,869,766		2,989,857,613

Reinvestment of distributions
Class A	901,680	8,898,140	2,631,572	25,991,952
Class C	12,820	126,524	32,008	315,831
Administrator Class	41,371	408,616	105,008	1,037,474
Institutional Class	1,914,751	18,931,915	3,246,381	32,092,838

		28,365,195		59,438,095

Payment for shares redeemed
Class A	(34,089,206)	(336,436,806)	(222,685,934)	(2,205,141,871)
Class C	(898,434)	(8,869,009)	(2,262,738)	(22,325,473)
Administrator Class	(2,366,154)	(23,370,849)	(6,327,055)	(62,516,576)
Institutional Class	(67,732,864)	(669,580,139)	(132,881,297)	(1,312,656,176)

		(1,038,256,803)		(3,602,640,096)

Net decrease in net assets resulting from capital share transactions		(124,021,842)		(553,344,388)

Total decrease in net assets		(127,454,090)		(622,019,755)

Net assets
Beginning of period		5,178,451,354		5,800,471,109

End of period		$5,050,997,264		$5,178,451,354

Undistributed net investment income		$230,929		$233,052

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term Municipal Bond Fund	35

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.85	$9.96	$9.93	$10.00	$9.97	$10.01
Net investment income	0.06	0.12	0.11	0.09	0.11	0.11
Net realized and unrealized gains (losses) on investments	(0.01)	(0.11)	0.04	(0.06)	0.05	0.00 [1]

Total from investment operations	0.05	0.01	0.15	0.03	0.16	0.11
Distributions to shareholders from
Net investment income	(0.06)	(0.12)	(0.11)	(0.09)	(0.11)	(0.11)
Net realized gains	0.00	0.00	(0.01)	(0.01)	(0.02)	(0.04)

Total distributions to shareholders	(0.06)	(0.12)	(0.12)	(0.10)	(0.13)	(0.15)
Net asset value, end of period	$9.84	$9.85	$9.96	$9.93	$10.00	$9.97
Total return[2]	0.52%	0.14%	1.49%	0.27%	1.55%	1.07%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.76%	0.75%	0.75%	0.76%	0.77%
Net expenses	0.63%	0.63%	0.62%	0.60%	0.60%	0.60%
Net investment income	1.22%	1.23%	1.11%	0.89%	1.08%	1.10%
Supplemental data
Portfolio turnover rate	18%	23%	16%	24%	28%	39%
Net assets, end of period (000s omitted)	$1,388,687	$1,619,974	$3,362,147	$2,228,977	$2,031,798	$1,620,994

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Short-Term Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.85	$9.96	$9.93	$10.00	$9.97	$10.01
Net investment income	0.02	0.05	0.04	0.01	0.03	0.04
Net realized and unrealized gains (losses) on investments	(0.01)	(0.11)	0.04	(0.06)	0.05	0.00 [1]

Total from investment operations	0.01	(0.06)	0.08	(0.05)	0.08	0.04
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.04)	(0.01)	(0.03)	(0.04)
Net realized gains	0.00	0.00	(0.01)	(0.01)	(0.02)	(0.04)

Total distributions to shareholders	(0.02)	(0.05)	(0.05)	(0.02)	(0.05)	(0.08)
Net asset value, end of period	$9.84	$9.85	$9.96	$9.93	$10.00	$9.97
Total return[2]	0.14%	(0.61)%	0.73%	(0.48)%	0.79%	0.32%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.51%	1.50%	1.50%	1.51%	1.52%
Net expenses	1.38%	1.38%	1.37%	1.35%	1.35%	1.35%
Net investment income	0.47%	0.49%	0.35%	0.14%	0.34%	0.37%
Supplemental data
Portfolio turnover rate	18%	23%	16%	24%	28%	39%
Net assets, end of period (000s omitted)	$55,585	$62,796	$82,111	$103,146	$133,463	$172,364

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term Municipal Bond Fund	37

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.86	$9.97	$9.95	$10.03	$9.99	$10.03
Net investment income	0.06	0.13	0.11 [1]	0.09	0.11	0.11
Net realized and unrealized gains (losses) on investments	(0.01)	(0.11)	0.03	(0.07)	0.06	0.00 [2]

Total from investment operations	0.05	0.02	0.14	0.02	0.17	0.11
Distributions to shareholders from
Net investment income	(0.06)	(0.13)	(0.11)	(0.09)	(0.11)	(0.11)
Net realized gains	0.00	0.00	(0.01)	(0.01)	(0.02)	(0.04)

Total distributions to shareholders	(0.06)	(0.13)	(0.12)	(0.10)	(0.13)	(0.15)
Net asset value, end of period	$9.85	$9.86	$9.97	$9.95	$10.03	$9.99
Total return[3]	0.53%	0.17%	1.42%	0.17%	1.65%	1.07%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.70%	0.66%	0.68%	0.70%	0.71%
Net expenses	0.60%	0.60%	0.59%	0.60%	0.60%	0.60%
Net investment income	1.25%	1.27%	1.08%	0.89%	1.08%	1.07%
Supplemental data
Portfolio turnover rate	18%	23%	16%	24%	28%	39%
Net assets, end of period (000s omitted)	$56,162	$68,621	$95,121	$511,894	$565,737	$547,806

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Short-Term Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.87	$9.98	$9.95	$10.02	$9.99	$10.02
Net investment income	0.07	0.15	0.13	0.11	0.13	0.13
Net realized and unrealized gains (losses) on investments	(0.01)	(0.11)	0.04	(0.06)	0.05	0.01

Total from investment operations	0.06	0.04	0.17	0.05	0.18	0.14
Distributions to shareholders from
Net investment income	(0.07)	(0.15)	(0.13)	(0.11)	(0.13)	(0.13)
Net realized gains	0.00	0.00	(0.01)	(0.01)	(0.02)	(0.04)

Total distributions to shareholders	(0.07)	(0.15)	(0.14)	(0.12)	(0.15)	(0.17)
Net asset value, end of period	$9.86	$9.87	$9.98	$9.95	$10.02	$9.99
Total return[1]	0.63%	0.37%	1.71%	0.47%	1.75%	1.37%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.43%	0.42%	0.42%	0.43%	0.45%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.45%	1.48%	1.33%	1.09%	1.29%	1.30%
Supplemental data
Portfolio turnover rate	18%	23%	16%	24%	28%	39%
Net assets, end of period (000s omitted)	$3,550,563	$3,427,060	$2,261,092	$1,895,713	$1,382,576	$1,185,687

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	39

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short-Term Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of

40	Wells Fargo Short-Term Municipal Bond Fund	Notes to financial statements (unaudited)

Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2017, the aggregate cost of all investments for federal income tax purposes was $5,083,972,361 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$16,764,949
Gross unrealized losses	(33,766,898)
Net unrealized losses	$(17,001,949)

As of June 30, 2017, the Fund had capital loss carryforwards which consisted of $4,822,983 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Notes to financial statements (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	41
∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$4,998,569,032	$0	$4,998,569,032
Other	0	68,401,380	0	68,401,380
Total assets	$0	$5,066,970,412	$0	$5,066,970,412

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the six months ended December 31, 2017, the management fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.63% for Class A shares, 1.38% for Class C shares, 0.60% for Administrator Class shares, and 0.40% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

42	Wells Fargo Short-Term Municipal Bond Fund	Notes to financial statements (unaudited)

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2017, Funds Distributor received $824 from the sale of Class A shares and $12 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A for the six months ended December 31, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $148,240,000 and $374,405,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2017.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2017 were $1,422,861,289 and $765,541,555, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended December 31, 2017, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	43

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

44	Wells Fargo Short-Term Municipal Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	45

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

46	Wells Fargo Short-Term Municipal Bond Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Short-Term Municipal Bond Fund	47

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

308067 02-18 SA256/SAR256 12-17

Semi-Annual Report

December 31, 2017

Wells Fargo Strategic Municipal Bond Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Strategic Municipal Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Strategic Municipal Bond Fund for the six-month period that ended December 31, 2017. In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks delivered similar results, with returns of 11.42% and 11.48%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.24% and the Bloomberg Barclays Municipal Bond Index4 returned 1.82%.

As global growth improved in the third quarter of 2017, investment markets generally advanced.

Most stock markets worldwide moved higher during the quarter and ended the period at or near all-time highs. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. While North Korea’s recent missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on the quarter’s stock returns. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, the U.S. Federal Reserve (Fed) maintained the target range for the federal funds rate at 1.00% to 1.25%, noting that inflation had remained below the Fed’s 2.00% objective. However, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October. Outside the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Positive economic and market news continued through the fourth quarter.

During the fourth quarter of 2017, stock markets followed a steady, upward trajectory with no meaningful pullbacks, similar to their paths during the previous three quarters of the year. The extended rally was driven largely by reports of strong earnings and revenue surprises from many companies. Synchronous economic expansion worldwide with mild inflation provided a favorable environment for markets to rise with minimal volatility. Data released during the quarter reflected a

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Strategic Municipal Bond Fund	3

healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate, just ahead of the second quarter’s 3.1% pace. Hiring remained solid during the quarter; the hiring pace pushed the unemployment rate down to a 17-year low of 4.1% in October, and it remained at 4.1% for both November and December. Fed officials began unwinding the Fed’s $4.5 trillion portfolio of bonds and other assets in October as planned, and in December they raised the target for the federal funds rate to a range of 1.25% to 1.50%. As a result, long-term interest rates in the U.S. continued trending upward, although the 10-year rate remained below 2.5%. Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 45 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, and accelerated trade growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Strategic Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA®, CPA

Robert J. Miller

Average annual total returns (%) as of December 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (VMPAX)	12-1-1994	(1.00)	1.20	2.41	3.14	2.02	2.83	0.81	0.81
Class C (DHICX)	8-18-1997	1.37	1.26	2.06	2.37	1.26	2.06	1.56	1.56
Administrator Class (VMPYX)	10-6-1997	–	–	–	3.29	2.14	2.99	0.75	0.68
Institutional Class (STRIX)	11-30-2012	–	–	–	3.38	2.34	3.09	0.48	0.48
Bloomberg Barclays Short-Intermediate Municipal Bond Index[4]	–	–	–	–	3.03	1.78	3.30	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Strategic Municipal Bond Fund	5

Effective maturity distribution as of December 31, 2017[5]

Credit quality as of December 31, 2017[6]

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Strategic Municipal Bond Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.82% for Class A, 1.57% for Class C, 0.68% for Administrator Class, and 0.48% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Bloomberg Barclays Short-Intermediate Municipal Bond Index is a rules-based, market-value-weighted index composed of publicly traded municipal bonds that cover the U.S. dollar–denominated short-term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and prefunded bonds. You cannot invest directly in an index.

[5]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Strategic Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2017	Ending account value 12-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,011.24	$4.16	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.07	$4.18	0.82%
Class C
Actual	$1,000.00	$1,007.41	$7.94	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.29	$7.98	1.57%
Administrator Class
Actual	$1,000.00	$1,011.96	$3.45	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%
Institutional Class
Actual	$1,000.00	$1,011.84	$2.43	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 97.36%

Alabama: 1.48%
Alabama Black Belt Energy Gas District Series A (Utilities Revenue, Royal Bank of Canada LIQ)	4.00%	7-1-2046	$19,220,000	$20,363,590
Birmingham AL Special Care Facilities Ascension Senior Credit Group Series C-1 (Health Revenue)	1.85	11-15-2046	4,725,000	4,673,084
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	4,350,000	4,501,337

				29,538,011

Alaska: 0.75%
Alaska Housing Finance Corporation Home Mortgage Series A MFHR (Housing Revenue, Bank of Tokyo-Mitsubishi SPA) ø	1.73	12-1-2040	1,500,000	1,500,000
Alaska IDA Loan Anticipation Revenue YKHC Project (Health Revenue)	3.50	12-1-2020	5,500,000	5,590,585
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2022	1,200,000	1,326,360
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2023	1,995,000	2,248,784
Valdez AK Marine Terminal BP Pipelines Project Series B (Industrial Development Revenue)	5.00	1-1-2021	4,000,000	4,351,960

				15,017,689

Arizona: 2.15%
Arizona IDA Agribusiness & Equine Center Incorporated Project Series 2017B (Education Revenue) 144A	4.00	3-1-2027	1,225,000	1,214,747
Florence AZ IDA Legacy Traditional School Project (Education Revenue)	4.00	7-1-2018	270,000	272,190
Maricopa County AZ IDA Educational Horizon Community Learning Center Project (Education Revenue)	2.63	7-1-2021	2,115,000	2,103,452
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project (Health Revenue)	5.00	1-1-2022	1,065,000	1,195,782
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project (Health Revenue)	5.00	1-1-2023	1,120,000	1,282,389
Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project (Health Revenue) 144A	5.00	1-1-2026	3,205,000	3,218,461
Navajo Nation AZ Series A (Miscellaneous Revenue) 144A	5.00	12-1-2025	4,110,000	4,511,917
Navajo Nation AZ Series A (Miscellaneous Revenue) 144A	4.00	12-1-2022	6,345,000	6,557,938
Navajo Nation AZ Tribal Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	2,314,000	2,345,702
Phoenix AZ IDA BASIS Schools Incorporated Project Series A (Education Revenue) 144A	3.00	7-1-2020	2,295,000	2,279,188
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	550,000	587,923
Phoenix AZ IDA Legacy Traditional School Project Series 2015 (Education Revenue) 144A	3.00	7-1-2020	815,000	809,963
Pima County AZ IDA American Leadership Academy Project Series 2015 (Education Revenue) 144A	4.60	6-15-2025	1,400,000	1,450,890
Pima County AZ IDA Charter Schools Project Series 2013 (Education Revenue)	4.50	7-1-2020	530,000	557,449
Pima County AZ IDA Charter Schools Project Series 2013 (Education Revenue)	4.50	7-1-2021	1,310,000	1,399,408
Pima County AZ IDA Charter Schools Project Series 2013 (Education Revenue)	4.50	7-1-2022	1,365,000	1,468,071
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	995,000	1,012,860
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	2,985,000	3,037,745

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Arizona (continued)
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	5.50%	12-15-2023	$1,070,000	$1,110,585
Tempe AZ IDA Friendship Village Series A (Health Revenue)	5.00	12-1-2018	800,000	819,496
Tempe AZ IDA Mirabella at ASU Project Series B1 (Health Revenue) 144A	4.00	10-1-2023	3,000,000	3,015,360
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	4.25	7-15-2019	1,320,000	1,343,932
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	5.00	7-15-2020	700,000	725,578
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	5.00	7-15-2021	500,000	521,675

				42,842,701

Arkansas: 0.24%
Boone County AR Hospital Construction Series 2006 (Health Revenue, BOKF NA LOC) ø	2.25	5-1-2037	4,700,000	4,700,000

California: 5.30%
California Bay Area Toll Authority Toll Bridge Series E-3 (SIFMA Municipal Swap +0.70%) (Transportation Revenue) ±	2.41	4-1-2047	11,750,000	11,801,465
California CDA Tender Option Bond Trust Receipts Series ZF0199 (Health Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.91	10-1-2020	4,805,000	4,805,000
California Infrastructure & Economic Development Bank Colburn School Series B (SIFMA Municipal Swap +1.20%) (Education Revenue) ±	2.91	8-1-2037	6,325,000	6,415,890
California Infrastructure & Economic Development Bank Museum Art Project Series A (1 Month LIBOR +1.75%) (Miscellaneous Revenue) ±	2.85	12-1-2037	3,000,000	3,002,790
California Municipal Finance Authority Charter School Nova Academy Project Series 2016A (Education Revenue) 144A	4.00	6-15-2026	890,000	898,259
California PCFA AMT Calplant I Project (Industrial Development Revenue) 144A	7.50	7-1-2032	3,500,000	3,764,985
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.97	8-1-2027	15,000,000	15,000,000
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.97	8-1-2027	10,000,000	10,000,000
California PCFA Series A-1 (Resource Recovery Revenue) 144A	1.30	11-1-2042	10,000,000	10,000,100
California Refunding Bond Series B (SIFMA Municipal Swap +0.90%) (GO Revenue) ±	2.61	5-1-2018	3,000,000	3,000,420
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A (Education Revenue) 144A	4.50	6-1-2027	250,000	260,478
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A (Education Revenue) 144A	5.00	6-1-2034	670,000	706,656
California Statewide CDA Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2018	1,060,000	1,093,114
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	2,370,000	2,370,000
California Various Purpose Bonds (Miscellaneous Revenue)	6.25	10-1-2019	5,000	5,057
Chemehuevi Indian Tribe CA BAN (Miscellaneous Revenue)	2.95	12-15-2018	6,100,000	6,102,745
Compton CA PFA Lease (Miscellaneous Revenue) 144A	4.00	9-1-2022	4,440,000	4,565,252
Delhi CA Unified School District CAB (GO Revenue, Ambac Insured) ¤	0.00	8-1-2019	965,000	914,627
Grossmont CA Union High School District Floaters Series 2015 (GO Revenue, Citibank NA LIQ) 144Aø	1.86	1-1-2019	7,525,000	7,525,000
Palomar CA Health Refunding Bond Series 2016 (Health Revenue)	4.00	11-1-2018	750,000	760,313
Palomar CA Health Refunding Bond Series 2016 (Health Revenue)	4.00	11-1-2019	1,250,000	1,284,850
Riverside CA Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0228 (GO Revenue, AGM/National Insured, Bank of America NA LIQ) 144Aø	0.96	8-1-2032	2,830,000	2,830,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12-1-2018	2,110,000	2,171,528

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144Aø	1.74%	11-1-2039	$2,190,000	$2,190,000
Temecula CA RDA Project #1 (Tax Revenue, National Insured)	5.13	8-1-2027	4,310,000	4,310,000

				105,778,529

Colorado: 2.12%
Centennial CO Southglenn Metropolitan District (GO Revenue)	3.00	12-1-2021	938,000	938,891
Centerra CO Metropolitan District 1 Series 2017 (Tax Revenue) 144A	5.00	12-1-2021	1,440,000	1,567,138
Centerra CO Metropolitan District 1 Series 2017 (Tax Revenue) 144A	5.00	12-1-2022	1,940,000	2,134,524
Colorado ECFA Eagle Ridge Academy Project (Education Revenue) 144A	3.63	11-1-2026	2,260,000	2,232,157
Colorado ECFA Rocky Mountain Classical Academy Project (Education Revenue)	6.38	9-1-2023	1,680,000	1,899,862
Colorado ECFA Vanguard School Project (Education Revenue)	4.00	6-15-2021	250,000	264,528
Colorado ECFA Vanguard School Project (Education Revenue)	4.00	6-15-2022	515,000	551,374
Colorado ECFA Windsor Charter Academy (Education Revenue) 144A	3.88	9-1-2026	570,000	566,301
Colorado Health Facilities Authority Catholic Health Initiatives Series 2009A (Health Revenue)	5.50	7-1-2034	10,000,000	10,484,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A (Health Revenue)	5.00	2-1-2022	3,415,000	3,703,294
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A (Health Revenue)	5.25	2-1-2031	5,150,000	5,521,058
Colorado Health Facilities Authority Christian Living Neighborhoods Project (Health Revenue)	4.00	1-1-2018	425,000	425,000
Colorado Health Facilities Authority Christian Living Neighborhoods Project (Health Revenue)	4.00	1-1-2019	385,000	392,277
Colorado Health Facilities Authority Christian Living Neighborhoods Project (Health Revenue)	4.00	1-1-2020	450,000	464,472
Colorado Health Facilities Authority Series 2016C (Health Revenue) ø	1.70	12-1-2045	5,000,000	5,000,000
Colorado Springs CO Utilities System Subordinate Lien Improvement Series B (Utilities Revenue, Landesbank Hessen-Thüringen SPA) ø	1.68	11-1-2036	3,345,000	3,345,000
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	2,800,000	2,838,584

				42,328,460

Connecticut: 1.85%
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2020	500,000	539,340
Connecticut Series A (SIFMA Municipal Swap +0.75%) (Miscellaneous Revenue) ±	2.46	3-1-2021	2,700,000	2,699,082
Connecticut Series A (SIFMA Municipal Swap +0.88%) (Miscellaneous Revenue) ±	2.59	4-15-2018	5,000,000	5,007,100
Connecticut Series A (SIFMA Municipal Swap +0.92%) (Miscellaneous Revenue) ±	2.63	5-15-2018	2,000,000	2,003,820
Connecticut Series A (SIFMA Municipal Swap +1.25%) (Miscellaneous Revenue) ±	2.96	4-15-2020	7,000,000	7,081,130
Connecticut Series D (SIFMA Municipal Swap +0.77%) (GO Revenue) ±	2.48	9-15-2018	1,000,000	1,002,460
Connecticut Series D (SIFMA Municipal Swap +0.92%) (GO Revenue) ±	2.63	9-15-2019	3,345,000	3,367,913
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2019	1,835,000	1,922,713
Hartford CT (GO Revenue)	5.00	4-1-2024	1,515,000	1,496,699
Hartford CT Series A (GO Revenue)	5.00	4-1-2027	1,650,000	1,609,080
Hartford CT Series A (GO Revenue)	5.00	4-1-2025	2,500,000	2,440,400
Stratford CT Anticipation Notes (GO Revenue)	2.50	1-3-2018	7,800,000	7,800,000

				36,969,737

Delaware: 0.10%
Delaware EDA Odyssey Charter School Project Series A (Education Revenue) 144A	6.25	9-1-2025	2,035,000	2,056,978

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

District of Columbia: 2.25%
District of Columbia HFA Hilltop Apartments Project Series 2017 (Housing Revenue)	1.94%	1-1-2021	$5,850,000	$5,850,000
District of Columbia HFA Wah Luck House Apartments Project Series 2017 (Housing Revenue)	1.72	2-1-2020	39,000,000	38,970,750

				44,820,750

Florida: 1.53%
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	1,620,000	1,629,364
Florida Capital Trust Agency Educational Facilities Renaissance Charter School Projects Series 2017A (Education Revenue) 144A	4.38	6-15-2027	1,365,000	1,350,913
Florida Cityplace Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2018	1,375,000	1,390,868
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated (Resource Recovery Revenue) 144A	5.00	8-1-2029	3,500,000	3,587,535
Florida Village Community Development District #10 Special Assignment (Miscellaneous Revenue)	5.13	5-1-2024	3,160,000	3,424,334
Lakeland FL Hospital System Lakeland Regional Health System (Health Revenue)	5.00	11-15-2022	4,495,000	4,988,956
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A (Education Revenue) 144A	5.00	9-15-2025	1,000,000	1,029,540
North Brevard County FL Parrish Medical Center Project (Health Revenue)	5.50	10-1-2018	500,000	514,850
Orange County FL IDA Central Florida Kidney Center Project (Industrial Development Revenue, SunTrust Bank LOC) ø	1.78	12-1-2020	3,250,000	3,250,000
Sarasota County FL Health Facilities Authority Village on the Isle Project (Health Revenue)	4.00	1-1-2020	1,485,000	1,546,345
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2018	555,000	557,792
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2018	785,000	788,949
University of West Florida Foundation Incorporated Dormitory Series A (Housing Revenue)	5.00	6-1-2020	1,210,000	1,283,253
University of West Florida Foundation Incorporated Dormitory Series A (Housing Revenue)	5.00	6-1-2021	1,265,000	1,368,629
University of West Florida Foundation Incorporated Dormitory Series A (Housing Revenue)	5.00	6-1-2022	1,325,000	1,462,509
University of West Florida Foundation Incorporated Dormitory Series A (Housing Revenue)	5.00	6-1-2023	1,190,000	1,337,750
Wildwood FL Village Community Development District #12 Series 2016 (Miscellaneous Revenue)	2.88	5-1-2021	995,000	1,012,094

				30,523,681

Georgia: 3.26%
Atlanta GA Development Authority Senior Health Care Facilities Proton Treatment Center Series A1 (Health Revenue)	6.50	1-1-2029	2,520,000	2,617,675
Atlanta GA Water & Wastewater Project Series A-1 (1 Month LIBOR +1.50%) (Water & Sewer Revenue) ±	2.55	11-1-2038	5,000,000	5,013,750
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2012 (Utilities Revenue)	1.85	12-1-2049	3,000,000	2,974,590
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue)	2.40	1-1-2040	6,955,000	6,879,816
Cherokee County GA Water & Sewage Authority (Water & Sewer Revenue, National Insured)	6.90	8-1-2018	5,000	5,020

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Georgia (continued)
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue)	2.35%	7-1-2022	$8,875,000	$8,842,429
Gainesville & Hall Counties GA Hospital Authority Health System Project Series B (SIFMA Municipal Swap +0.95%) (Health Revenue) ±	2.66	8-15-2035	6,000,000	5,985,660
Georgia Private Colleges & Universities Authority (Education Revenue)	5.00	10-1-2019	1,325,000	1,389,740
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2024	2,500,000	1,743,225
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2018	5,485,000	5,521,475
Georgia Medical Center Hospital Authority Taxable Refunding Bond Columbus Regional Healthcare System Incorporated Project (Health Revenue)	4.88	8-1-2022	17,780,000	18,473,242
Monroe County GA Power & Light Company Project Series 2017 (Utilities Revenue) ø	2.00	11-1-2047	2,000,000	2,000,000
Monroe County GA Development Authority Pollution Control Gulf Power Company Plant Scherer Project (Utilities Revenue)	1.40	6-1-2049	3,750,000	3,688,688

				65,135,310

Guam: 0.05%
Guam Government Waterworks Authority Water & Wastewater System Series 2014A (Water & Sewer Revenue)	5.00	7-1-2020	1,000,000	1,065,090

Hawaii: 0.52%
Hawaii Department of Budget and Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) (Health Revenue) ±	2.16	7-1-2039	10,310,000	10,310,000

Illinois: 16.42%
Chicago IL Board of Education Series A (SIFMA Municipal Swap +0.83%) (GO Revenue) ±	2.54	3-1-2036	17,200,000	17,139,112
Chicago IL CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2027	7,720,000	5,507,525
Chicago IL CAB City Colleges Series 1999 (GO Revenue, National Insured) ¤	0.00	1-1-2024	9,800,000	7,903,602
Chicago IL Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured) ¤	0.00	12-15-2023	845,000	685,777
Chicago IL Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured)	5.70	6-15-2025	220,000	257,943
Chicago IL Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured)	5.70	6-15-2025	780,000	885,713
Chicago IL Metropolitan Pier & Exposition Authority McCormick Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2022	1,390,000	1,178,651
Chicago IL Metropolitan Pier & Exposition Authority McCormick Series B (Tax Revenue)	5.00	12-15-2028	14,090,000	15,176,339
Chicago IL Metropolitan Pier & Expostion Authority Prerefunded Bond (National Insured) ¤	0.00	12-15-2023	20,000	17,642
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2021	1,450,000	1,532,882
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2022	1,810,000	1,937,569
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2023	2,400,000	2,600,256
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2024	2,475,000	2,704,952
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2025	1,000,000	1,087,240
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 C (Airport Revenue)	5.00	1-1-2022	695,000	774,098
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 D (Airport Revenue)	5.00	1-1-2021	500,000	545,520
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2023	1,350,000	1,536,206
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2024	1,415,000	1,615,916

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Park District General Obligation Limited Series A (GO Revenue)	5.00%	1-1-2022	$400,000	$441,316
Chicago IL Park District General Obligation Limited Series A (GO Revenue)	5.00	1-1-2023	400,000	450,280
Chicago IL Park District General Obligation Limited Series A (GO Revenue)	5.00	1-1-2024	550,000	628,408
Chicago IL Park District General Obligation Limited Series A (GO Revenue)	5.00	1-1-2025	625,000	723,825
Chicago IL Park District General Obligation Limited Series C (GO Revenue)	5.00	1-1-2022	1,000,000	1,103,290
Chicago IL Park District General Obligation Limited Series C (GO Revenue)	5.00	1-1-2024	410,000	468,450
Chicago IL Park District General Obligation Series C (GO Revenue)	5.00	1-1-2023	1,000,000	1,125,700
Chicago IL Park District Harbor Facilities Series D (GO Revenue)	5.00	1-1-2022	1,645,000	1,814,912
Chicago IL Park District Harbor Facilities Series D (GO Revenue)	5.00	1-1-2023	1,175,000	1,322,698
Chicago IL Park District Limited Tax Series B (GO Revenue)	5.00	1-1-2022	4,495,000	4,959,289
Chicago IL Park District Unlimited Tax Series E (GO Revenue)	5.00	11-15-2022	1,235,000	1,385,250
Chicago IL Park District Unlimited Tax Series E (GO Revenue)	5.00	11-15-2023	1,295,000	1,478,955
Chicago IL Series A (Tax Revenue)	5.00	1-1-2029	5,000,000	5,327,300
Chicago IL Series A (GO Revenue)	5.25	1-1-2022	2,275,000	2,279,482
Chicago IL Series C (GO Revenue)	5.00	1-1-2021	1,000,000	1,067,520
Chicago IL Series C (GO Revenue)	5.00	1-1-2022	2,250,000	2,433,195
Chicago IL Series C (GO Revenue)	5.00	1-1-2023	2,500,000	2,723,050
Chicago IL Series C (GO Revenue)	5.00	1-1-2025	4,865,000	5,365,025
Chicago IL Series D (GO Revenue, Ambac Insured)	5.00	12-1-2022	3,915,000	3,928,154
Chicago IL Series G (GO Revenue, Ambac Insured)	5.00	12-1-2024	1,030,000	1,033,492
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A (Tax Revenue)	5.00	6-1-2022	1,635,000	1,818,414
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGC Insured)	5.25	6-1-2022	2,100,000	2,133,159
Chicago IL Transit Authority Capital Grant Receipts Refunding Bond Series 2011 (Miscellaneous Revenue, AGM Insured)	5.25	6-1-2024	4,450,000	4,887,435
Chicago IL Unrefunded Balance Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2024	75,000	75,188
Chicago IL Wastewater Transmission Second Lien Series A (Water & Sewer Revenue)	4.00	1-1-2018	1,195,000	1,195,000
Chicago lL Series A (Tax Revenue)	5.00	1-1-2022	3,000,000	3,196,380
Cook County IL Refunding Bonds Series 2010 G (GO Revenue)	5.00	11-15-2026	1,000,000	1,073,600
Cook County IL School District #153 Homewood Series A (GO Revenue, AGM Insured) ¤	0.00	12-15-2023	1,225,000	1,029,723
Cook County IL School District #123 Oak Lawn CAB (GO Revenue, National Insured) ¤	0.00	12-1-2021	1,090,000	978,809
Cook County IL School District #227 Rich (GO Revenue)	3.00	12-1-2024	965,000	980,073
Cook County IL Series A (GO Revenue)	5.00	11-15-2021	2,250,000	2,491,065
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	11,040,000	12,029,825
Cook County IL Series C (GO Revenue, National Insured)	5.00	11-15-2020	1,150,000	1,153,715
Cook County IL Series C (GO Revenue, National Insured)	5.00	11-15-2021	5,000,000	5,016,100
De Kalb & Kane Counties IL Community Unified School District #427 Sycamore CAB Series B (GO Revenue, AGM Insured) ¤	0.00	1-1-2024	5,630,000	4,726,385
DuPage County IL Forest Preservation District Series 2015 (GO Revenue)	5.00	1-1-2023	2,455,000	2,813,479
Illinois Finance Authority Friendship Village of Schaumburg Series 2017 (Health Revenue)	5.00	2-15-2021	2,555,000	2,663,306
Illinois Finance Authority Rosalind Franklin University of Medicine & Science Series A (Health Revenue)	3.25	2-15-2022	550,000	554,076
Illinois Finance Authority Three Crowns Park (Health Revenue)	4.00	2-15-2027	785,000	798,235
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series B (Tax Revenue)	5.00	12-15-2022	11,520,000	11,547,072
Illinois Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,050,000	5,402,389
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2020	5,000,000	5,243,650

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Refunding Bonds Series 2016 (Miscellaneous Revenue)	5.00%	2-1-2026	$7,000,000	$7,650,650
Illinois Sports Facilities Authority Series 2014 (Tax Revenue)	5.00	6-15-2022	3,395,000	3,600,228
Illinois Sports Facilities Authority Series 2014 (Tax Revenue)	5.00	6-15-2023	3,200,000	3,428,032
Illinois Sports Facilities Authority Series 2014 (Tax Revenue)	5.00	6-15-2024	4,130,000	4,455,155
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2026	1,550,000	1,115,597
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2018	4,105,000	4,056,274
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2022	3,795,000	3,237,856
Illinois State Series 2012 (Miscellaneous Revenue)	5.00	8-1-2021	5,620,000	5,947,590
Illinois State Series 2013 (Miscellaneous Revenue, AGM Insured)	5.00	7-1-2023	4,875,000	5,462,486
Illinois State Series A (GO Revenue)	5.00	4-1-2020	2,000,000	2,086,100
Illinois State Series A (GO Revenue)	5.00	4-1-2023	3,500,000	3,749,375
Illinois State Toll Highway Authority Priority RMKT-A- 2A (Transportation Revenue, Bank of Tokyo-Mitsubishi LOC) ø	1.73	7-1-2030	2,000,000	2,000,000
Kane County IL Aurora West School District #129 (GO Revenue, AGM Insured)	5.00	2-1-2022	6,290,000	7,009,639
Kane, Cook & DuPage Counties IL School District #46 Prerefunded CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2021	510,000	481,782
Kane, Cook & DuPage Counties IL School District #46 Unrefunded CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2021	595,000	551,196
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2018	1,000,000	996,800
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	1,100,000	1,050,478
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	1,175,000	1,141,889
Lake County IL Water Sewerage System Grainger Incorporated Project (, Northern Trust Company LIQ) ø	1.95	4-1-2021	1,500,000	1,500,000
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2018	4,000,000	4,000,000
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, AGM/FGIC Insured) ¤	0.00	1-1-2019	1,185,000	1,166,715
Railsplitter Tobacco Settlement Authority (Tobacco Revenue)	5.00	6-1-2023	18,000,000	20,215,440
Railsplitter Tobacco Settlement Authority (Tobacco Revenue)	6.25	6-1-2024	22,750,000	22,789,130
Rockford IL Waterworks System Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2020	1,000,000	1,078,350
Rockford IL Waterworks System Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2021	1,015,000	1,117,099
Rockford IL Waterworks System Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2022	1,065,000	1,194,557
Romeoville IL Series B (GO Revenue, AGC Insured) ¤	0.00	12-30-2023	3,410,000	2,535,744
Romeoville IL Series B (GO Revenue, AGC Insured) ¤	0.00	12-30-2024	2,840,000	1,993,822
Sales Tax Securitization Corporation Series 2017A (Tax Revenue)	5.00	1-1-2025	1,370,000	1,622,299
Sales Tax Securitization Corporation Series 2017A (Tax Revenue)	5.00	1-1-2026	3,215,000	3,866,391
St. Charles, Kane & Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2020	760,000	770,921
St. Charles, Kane & Dupage Counties IL Series 2016 (Tax Revenue)	3.00	1-1-2018	200,000	200,000
St. Charles, Kane & Dupage Counties IL Series 2016 (Tax Revenue)	3.00	1-1-2019	300,000	299,382
St. Charles, Kane & Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2021	790,000	804,963
St. Charles, Kane & Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2022	820,000	827,232
St. Charles, Kane & Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2023	855,000	860,002
St. Charles, Kane & Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2024	885,000	884,062

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
St. Charles, Kane & Dupage Counties IL Series 2016 (Tax Revenue)	4.00%	1-1-2025	$925,000	$912,235
St. Clair County IL School District Series B (GO Revenue, National Insured)	4.75	1-1-2018	655,000	655,000
Will County IL Lincoln-Way Community High School District #210 (GO Revenue, AGM Insured) ¤	0.00	1-1-2021	1,535,000	1,387,594
Will County IL Lincoln-Way Community High School District #210 (GO Revenue, AGM Insured) ¤	0.00	1-1-2025	14,285,000	11,114,730
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (GO Revenue, AGM Insured) ¤	0.00	1-1-2026	8,295,000	6,182,844
Will County IL Lincoln-Way Community High School District #210 (GO Revenue)	4.00	1-1-2022	1,630,000	1,613,407
Will County IL School District #114 Manhattan CAB Series C (GO Revenue, National Insured) ¤	0.00	12-1-2021	1,055,000	943,012
Winnebago & Boone Counties IL School District #205 Series A (GO Revenue) ¤	0.00	2-1-2021	1,305,000	1,202,336
Winnebago & Boone Counties IL School District #205 Series B (GO Revenue) ¤	0.00	2-1-2021	3,400,000	3,132,522

				327,844,528

Indiana: 2.46%
Anderson IN Economic Development Anderson University (Education Revenue)	3.75	10-1-2022	2,535,000	2,501,285
Hammond IN Local Public Improvement Bond Bank Advance Funding Program Series A (Miscellaneous Revenue) %%	2.13	6-30-2018	4,395,000	4,395,747
Indiana Finance Authority Parkview Health Project Prerefunded Bond (Health Revenue)	5.50	5-1-2024	4,310,000	4,524,035
Indiana Finance Authority Parkview Health Project Unrefunded Bond (Health Revenue)	5.50	5-1-2024	945,000	995,123
Indiana HFFA Ancilla System Incorporated (Health Revenue, National Insured)	5.25	7-1-2022	325,000	325,546
Indiana Housing and CDA Affordable Assisted Living Project Series 2017 (Housing Revenue)	1.80	12-1-2019	17,030,000	17,013,311
Indiana Housing and Community Development Authority Series A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured) ø	2.16	7-1-2039	1,035,000	1,035,000
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2018	400,000	401,236
Michigan IN City School Building Corporation Series 2016A (Miscellaneous Revenue)	5.00	1-15-2025	1,000,000	1,181,070
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0115 (Utilities Revenue, JPMorgan Chase & Company LIQ) 144Aø	2.06	4-15-2019	2,300,000	2,300,000
Whiting IN BP Products North America Incorporated Project (Industrial Development Revenue)	1.85	6-1-2044	3,000,000	3,018,510
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	2.46	12-1-2044	11,400,000	11,425,878

				49,116,741

Iowa: 0.13%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	1.90	4-1-2022	2,500,000	2,500,000

Kansas: 0.58%
Lawrence KS Series A (Industrial Development Revenue, U.S. Bank NA LOC) ø	2.10	12-1-2018	375,000	375,000
Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project (Tax Revenue)	4.00	12-1-2028	910,000	923,714
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	28,250,000	10,264,073

				11,562,787

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Kentucky: 2.79%
Christian County KY Jennie Stuart Medical Center (Health Revenue, AGC Insured)	5.25%	2-1-2018	$535,000	$536,610
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	2.75	11-15-2018	300,000	299,613
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	3.00	11-15-2019	350,000	348,922
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	3.35	11-15-2020	335,000	334,266
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	5.00	11-15-2025	1,500,000	1,527,840
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2022	1,000,000	880,970
Kentucky EDFA Series 2980 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	2.03	8-15-2024	10,500,000	10,500,000
Kentucky Housing Corporate Watterson Lakeview Project (Housing Revenue)	0.95	7-1-2018	5,000,000	4,987,600
Kentucky Municipal Power Agency Prairie State Project Series B (SIFMA Municipal Swap +1.40%) (Utilities Revenue) ±	3.11	9-1-2042	6,500,000	6,501,625
Louisville & Jefferson Counties KY Metropolitan Sewer and Drainage System Subordinate BAN (Water & Sewer Revenue)	5.00	11-12-2018	29,000,000	29,855,210

				55,772,656

Louisiana: 1.93%
Louisiana Housing Corporation The Meadows at Nicholson Project Series 2017 (Housing Revenue)	1.83	5-1-2020	15,500,000	15,480,470
Louisiana Housing Corporation Harmony Gaeden Estates Project Series 2017 (Housing Revenue)	1.86	12-1-2020	13,500,000	13,496,220
Louisiana Public Facilities Authority Loyola University Project Series 2011 (Education Revenue)	5.25	10-1-2025	2,815,000	3,063,649
Louisiana Public Facilities Authority Loyola University Project Series 2017 (Education Revenue) ¤	0.00	10-1-2020	1,000,000	920,780
Louisiana Public Facilities Authority Loyola University Project Series 2017 (Education Revenue) ¤	0.00	10-1-2021	950,000	845,396
Louisiana Public Facilities Authority Loyola University Project Series 2017 (Education Revenue) ¤	0.00	10-1-2022	1,500,000	1,287,855
St. Bernard Parish LA Series 2012 (Tax Revenue)	4.00	3-1-2019	3,355,000	3,443,270

				38,537,640

Maryland: 2.91%
Baltimore MD Series A (Water & Sewer Revenue, National Insured)	5.65	7-1-2020	3,150,000	3,300,003
Howard County MD Housing Commission Series A (SIFMA Municipal Swap +1.25%) (Housing Revenue) ±	2.96	7-1-2034	6,665,000	6,665,467
Maryland Community Development Administration Golden Ring Cooperative Apartments (Housing Revenue)	2.00	7-1-2018	10,000,000	9,989,300
Maryland Community Development Administration Park Heights Apartments Series 2016 (Housing Revenue)	2.15	12-1-2018	8,500,000	8,503,060
Maryland Community Development Administration Pleasant View Gardens Townhouses Series F (Housing Revenue)	1.20	7-1-2018	12,300,000	12,267,774
Maryland GO State and Local Facilities Loan of 2015 (GO Revenue)	5.00	8-1-2024	8,905,000	10,303,174
Prince Georges County MD Chesapeake Lighthouse Charter School Project Series 2015 (Education Revenue) 144A	5.25	8-1-2022	1,630,000	1,716,488
Prince Georges County MD Chesapeake Lighthouse Charter School Project Series 2016 (Education Revenue)	5.00	8-1-2026	1,335,000	1,401,403
Rockville MD Mayor & Council Economic Development Ingleside King Farm Project 45 Series C-3 (Health Revenue)	2.50	11-1-2024	4,000,000	4,011,920

				58,158,589

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts: 1.30%
Massachusetts Consolidated Loan Series D (SIFMA Municipal Swap +0.43%) (Tax Revenue) ±	2.14%	1-1-2018	$3,000,000	$3,000,000
Massachusetts Development Finance Agency Sabis International Charter School Series 2015 (Education Revenue)	5.00	4-15-2025	1,000,000	1,127,840
Massachusetts Development Finance Agency Partners Healthcare System Issue Series S-3 (SIFMA Municipal Swap +0.50%) (Health Revenue) ±	2.21	7-1-2038	14,870,000	14,870,000
Massachusetts Educational Financing Authority Series J (Education Revenue)	5.00	7-1-2018	750,000	762,510
Massachusetts Educational Financing Authority Series J (Education Revenue)	5.00	7-1-2019	6,000,000	6,277,320

				26,037,670

Michigan: 3.59%
Constantine MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	350,000	375,494
Constantine MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,200,000	1,322,652
Detroit MI Water & Sewage Department Series A (Water & Sewer Revenue)	5.00	7-1-2022	1,000,000	1,115,570
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2018	3,425,000	3,420,034
Flint MI Hospital Building Authority Hurley Medical Center Series 2013B (Health Revenue)	3.75	7-1-2018	2,250,000	2,262,285
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2020	1,600,000	1,718,064
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2021	1,600,000	1,765,712
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,000,000	1,104,250
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	610,000	688,733
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,465,000	1,618,737
Ingham County MI Williamston Community Schools Series A (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,114,442
Ingham County MI Williamston Community Schools Series A (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,091,440
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.88	10-1-2023	2,500,000	2,585,150
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.40	10-1-2020	500,000	502,460
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.60	10-1-2021	500,000	507,340
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.80	10-1-2022	500,000	513,090
Michigan Finance Authority Series 25-A (Education Revenue)	5.00	11-1-2018	3,100,000	3,176,663
Michigan Finance Authority Series 25-A (Education Revenue)	5.00	11-1-2019	1,500,000	1,574,790
Michigan Finance Authority Series H-1 (Tax Revenue)	5.00	10-1-2021	1,565,000	1,684,942
Michigan Finance Authority St. John Health System Series A (Health Revenue, Ambac Insured)	5.00	5-15-2018	300,000	300,771
Michigan Financial Authority Local Government Loan Program Series C7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,000,000	2,276,060
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2022	2,700,000	3,035,367
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2023	2,000,000	2,287,220
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,080,000	2,367,102
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2023	3,670,000	4,247,768

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00%	7-1-2024	$2,130,000	$2,496,126
Michigan Housing Development Authority Series D (Housing Revenue, Industrial and Commercial Bank of China Limited SPA) ø	1.75	6-1-2030	1,915,000	1,915,000
Michigan Housing Development Authority Series E (3 Month LIBOR +1.00%) (Housing Revenue) ±	1.94	4-1-2042	9,625,000	9,653,971
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2019	500,000	500,810
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2018	295,000	295,575
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.13	5-1-2020	500,000	500,330
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2023	1,900,000	1,901,596
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	1,500,000	1,501,965
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue)	4.13	7-1-2045	9,000,000	9,095,850
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C (Airport Revenue)	5.00	12-1-2022	1,000,000	1,081,460

				71,598,819

Minnesota: 0.35%
Cologne MN Charter School Lease Academy Project Series 2014A (Education Revenue)	4.00	7-1-2019	170,000	172,740
Cologne MN Charter School Lease Academy Project Series 2014A (Education Revenue)	4.00	7-1-2023	260,000	268,284
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A (Education Revenue)	4.75	9-1-2022	500,000	517,445
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A (Education Revenue)	5.00	9-1-2026	1,000,000	1,044,210
St. Paul MN Housing & RDA Great River School Project Series A (Education Revenue) 144A	4.75	7-1-2029	250,000	254,398
St. Paul MN Housing & RDA Healtheast Care System Project Series 2015A (Health Revenue)	5.25	11-15-2035	2,850,000	3,120,095
St. Paul MN Housing & RDA Healtheast Care System Project Series 2015A (Health Revenue)	5.25	11-15-2028	1,505,000	1,647,629

				7,024,801

Mississippi: 1.10%
Mississippi Business Finance Corporation Power Company Project 1st Series (Utilities Revenue)	1.63	12-1-2040	6,000,000	5,999,400
Mississippi HFFA Baptist Health System Series A (SIFMA Municipal Swap +1.30%) (Health Revenue) ±	3.01	8-15-2036	5,000,000	5,011,950
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	1.78	2-1-2022	10,970,000	10,970,000

				21,981,350

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Missouri: 0.64%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A (Tax Revenue)	3.75%	5-1-2023	$1,650,000	$1,669,833
Branson MO IDA Branson Shoppes Series A (Miscellaneous Revenue)	3.00	11-1-2018	250,000	252,328
Branson MO IDA Branson Shoppes Series A (Miscellaneous Revenue)	3.00	11-1-2019	800,000	809,376
Branson MO IDA Branson Shoppes Series A (Miscellaneous Revenue)	3.00	11-1-2021	350,000	351,883
Branson MO IDA Branson Shoppes Series A (Miscellaneous Revenue)	4.00	11-1-2022	350,000	364,970
Branson MO IDA Branson Shoppes Series A (Miscellaneous Revenue)	4.00	11-1-2023	750,000	779,618
Lee’s Summit MO Summit Fair Project Series 2017 (Tax Revenue) 144A	3.50	11-1-2023	800,000	796,840
Platte County MO Riverside-Quindaro Bend Levee District Project L-385 (Miscellaneous Revenue)	4.00	3-1-2022	970,000	1,013,446
Platte County MO Riverside-Quindaro Bend Levee District Project L-385 (Miscellaneous Revenue)	3.00	3-1-2020	900,000	912,240
Platte County MO Riverside-Quindaro Bend Levee District Project L-385 (Miscellaneous Revenue)	5.00	3-1-2024	1,000,000	1,096,960
Platte County MO Riverside-Quindaro Bend Levee District Project L-385 (Miscellaneous Revenue)	4.00	3-1-2021	930,000	969,237
Platte County MO Riverside-Quindaro Bend Levee District Project L-385 (Miscellaneous Revenue)	4.00	3-1-2023	1,010,000	1,055,470
Platte County MO Riverside-Quindaro Bend Levee District Project L-385 (Miscellaneous Revenue)	5.00	3-1-2025	1,105,000	1,216,483
Richmond Heights MO Francis Place Redevelopment Project (Tax Revenue)	5.63	11-1-2025	1,500,000	1,500,090

				12,788,774

Nebraska: 0.47%
Central Plains Energy Nebraska Gas Project No.3 (Utilities Revenue)	5.00	9-1-2025	3,290,000	3,830,218
Central Plains Energy Nebraska Gas Project No.3 (Utilities Revenue)	5.00	9-1-2026	3,750,000	4,424,700
Central Plains Energy Nebraska Gas Project No.3 (Utilities Revenue)	5.00	9-1-2027	1,000,000	1,188,790

				9,443,708

Nevada: 0.64%
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	5.00	9-1-2018	700,000	713,986
Clark County NV School District Series 2017-C (GO Revenue)	5.00	6-15-2023	5,500,000	6,341,775
Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	4.00	6-1-2018	630,000	633,049
Tender Option Bond Trust Receipts/Floater Certificates Nevada Water District (GO Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.89	6-1-2020	5,000,000	5,000,000

				12,688,810

New Hampshire: 0.16%
New Hampshire HEFA Hillside Village Issue Series 2017C (Health Revenue) 144A	3.50	7-1-2022	3,250,000	3,266,933

New Jersey: 5.31%
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2018	1,230,000	1,230,000
Garden State New Jersey Preservation Open Space and Farmland Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	11-1-2021	8,310,000	7,576,144
Hudson County NJ Qualified General and Water Improvements Series 2012A and 2012B (GO Revenue, AGM Insured)	4.00	9-1-2018	1,140,000	1,158,742
New Jersey EDA Elite Pharmaceuticals Project Series A (Industrial Development Revenue)	6.50	9-1-2030	395,000	362,215

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey EDA School Facilities Construction Project Prerefunded Bond Series EE (Miscellaneous Revenue)	5.50%	9-1-2021	$2,025,000	$2,253,521
New Jersey EDA School Facilities Construction Project Series EE (Miscellaneous Revenue)	5.25	9-1-2025	1,800,000	1,943,784
New Jersey EDA School Facilities Construction Project Series K (Miscellaneous Revenue, Ambac Insured)	5.25	12-15-2020	3,000,000	3,237,600
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2024	1,645,000	1,821,064
New Jersey EDA School Facilities Construction Project Unrefunded Bond Series EE (Tax Revenue)	5.50	9-1-2021	750,000	815,093
New Jersey EDA School Facilities Construction Refunding Bond Project Series I (SIFMA Municipal Swap +1.55%) (Miscellaneous Revenue) ±	3.26	9-1-2027	10,000,000	9,865,000
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2020	500,000	537,715
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2021	585,000	636,299
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2021	900,000	989,730
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2023	400,000	451,688
New Jersey Higher Education Student Assistance Authority Series 2017-1B (Education Revenue)	5.00	12-1-2020	2,250,000	2,419,403
New Jersey Higher Education Student Assistance Authority Series 2017-1B (Education Revenue)	5.00	12-1-2021	1,390,000	1,520,855
New Jersey TTFA Floaters Series DC8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	1.99	12-15-2022	19,620,000	19,620,000
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2023	1,350,000	1,475,199
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	12,000,000	8,530,200
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2022	4,815,000	5,210,456
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	1,900,000	2,049,929
New Jersey TTFA Series A (Transportation Revenue)	5.25	6-15-2022	2,785,000	3,031,807
New Jersey TTFA Series AA (Transportation Revenue)	2.50	6-15-2018	2,150,000	2,154,773
New Jersey TTFA Series AA (Transportation Revenue)	4.00	6-15-2018	2,900,000	2,925,810
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2023	4,665,000	5,187,807
New Jersey TTFA Series B (Transportation Revenue)	5.00	6-15-2020	2,150,000	2,276,420
New Jersey TTFA Series D (Transportation Revenue)	5.00	12-15-2023	6,960,000	7,801,882
Newark NJ Housing Authority (Miscellaneous Revenue, National Insured)	5.25	1-1-2019	2,995,000	3,096,980
Paterson NJ General Improvement (GO Revenue, AGM Insured)	5.00	6-15-2020	400,000	414,208
South Jersey NJ Port Corporation Marine Terminal Series 2012 (Airport Revenue)	4.00	1-1-2022	1,600,000	1,662,256
South Jersey NJ Port Corporation Marine Terminal Series S-2 (Airport Revenue)	5.00	1-1-2023	1,665,000	1,818,380
South Jersey NJ Port Corporation Marine Terminal Series S-2 (Airport Revenue)	5.00	1-1-2024	1,750,000	1,937,688

				106,012,648

New Mexico: 0.86%
New Mexico Educational Assistance Foundation Series A2 (3 Month LIBOR +0.65%) (Education Revenue) ±	2.13	12-1-2028	155,000	155,082
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Series B (1 Month LIBOR +0.75%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.66	11-1-2039	17,100,000	17,085,123

				17,240,205

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York: 6.91%
Albany NY IDA Foundation State University Project Series A (Education Revenue) ø	1.99%	7-1-2032	$2,825,000	$2,825,000
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A (Education Revenue)	3.88	4-15-2023	1,000,000	1,014,040
East Rochester NY Housing Authority Home Good Sheperd Project Series A (Housing Revenue, Royal Bank of Scotland LOC) ø	1.87	12-1-2036	2,590,000	2,590,000
Hempstead Town NY Local Development Corporation Academy Charter School Project Series A (Education Revenue)	5.45	2-1-2027	2,880,000	2,890,080
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	8-15-2025	7,195,000	7,206,224
New York Environmental Facilities Corporation Waste Management Incorporated Project (Resource Recovery Revenue) 1	1.20	5-1-2030	3,000,000	2,999,700
New York HFA Affordable Housing Project Series M (Housing Revenue, GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	11,625,000	11,624,884
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC) ø	1.78	11-1-2049	7,000,000	7,000,000
New York HFA Manhattan West Residential Housing Revenue Series 2015-A (Housing Revenue, Bank of China LOC) ø	1.78	11-1-2049	2,750,000	2,750,000
New York Metropolitan Transportation Authority Dedicated Tax Fund (SIFMA Municipal Swap +0.95%) (Tax Revenue) ±	2.66	11-1-2019	7,500,000	7,557,300
New York Metropolitan Transportation Authority Subordinate Series D-2 (Transportation Revenue, Landesbank Hessen-Thüringen LOC) ø	2.00	11-1-2035	2,400,000	2,400,000
New York NY Municipal Water Finance Series F1B-RMKT (Water & Sewer Revenue, U.S. Bank NA SPA) ø	1.72	6-15-2035	7,450,000	7,450,000
New York NY Series J-4 (SIFMA Municipal Swap +0.55%) (GO Revenue) ±	2.26	8-1-2025	6,700,000	6,699,866
New York NY Transitional Finance Authority NYC Recovery Series 3 Subordinate Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	1.78	11-1-2022	9,965,000	9,965,000
New York NY Transitional Finance Authority Subordinate Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	1.80	11-1-2022	9,515,000	9,515,000
New York NY Transitional Finance Authority Subordinate Series A-3 (Tax Revenue, Dexia Credit Local SPA) ø	1.82	8-1-2023	18,650,000	18,650,000
New York State Dormitory Authority (College & University Revenue, Allied Irish Bank plc LOC) (Education Revenue, Bank of America NA LOC) ø	1.73	7-1-2032	1,500,000	1,500,000
New York Thruway Authority Series II (Transportation Revenue, National Insured)	5.00	1-1-2021	5,900,000	5,914,868
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2018	500,000	505,340
Oyster Bay NY BAN Series A (GO Revenue)	3.50	6-1-2018	4,250,000	4,269,083
Poughkeepsie City NY Series 2017A (GO Revenue)	4.00	5-4-2018	1,200,000	1,201,968
Suffolk County NY TAN (GO Revenue)	2.50	7-25-2018	20,000,000	20,078,000
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2019	575,000	603,319
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2020	625,000	674,594

				137,884,266

Ohio: 1.34%
Akron OH Bath and Copley Joint Township Hospital District (Health Revenue)	5.00	1-1-2031	2,000,000	2,231,680
Allen County OH Hospital Facilities Revenue Bonds Series B (Health Revenue)	5.00	8-1-2047	2,500,000	2,793,600
Hamilton County OH Healthcare Series 2017 (Health Revenue)	3.00	1-1-2022	905,000	919,679
Ohio University Hospital Health System Series B (Health Revenue) ø	1.75	1-15-2033	5,000,000	5,000,000
Ohio University Hospital Health System Series B (Health Revenue) ø	1.75	1-15-2045	10,000,000	10,000,000
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series B (Water & Sewer Revenue)	4.00	12-1-2033	5,425,000	2,399,586

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series A (Water & Sewer Revenue)	3.00%	5-15-2019	$2,725,000	$1,205,349
Ohio Water Development Authority Pollution Control FirstEnergy Nuclear Generation Project (Industrial Development Revenue)	3.75	7-1-2033	5,000,000	2,210,800

				26,760,694

Oklahoma: 0.04%
Comanche County OK Hospital Authority Series A (Health Revenue)	5.00	7-1-2018	795,000	803,133

Oregon: 0.05%
Portland OR Portland International Airport Series 18-A (Airport Revenue, Bank of China LOC) ø	1.71	7-1-2026	955,000	955,000

Other: 0.07%
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	1,475,120	1,482,923

Pennsylvania: 6.96%
Allegheny County PA Penn Hills Schools District Series 2015 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2022	340,000	379,042
Allegheny County PA Penn Hills Schools District Series 2015 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2023	1,025,000	1,162,791
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A (Utilities Revenue)	2.70	4-1-2035	2,500,000	1,106,175
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A (Industrial Development Revenue)	4.00	1-1-2035	535,000	236,481
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series B (Industrial Development Revenue)	3.50	12-1-2035	2,245,000	992,672
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	3.21	11-1-2039	8,750,000	8,904,788
Chester County PA IDA Avon Grove Charter School Project Series 2017A (Education Revenue)	4.00	12-15-2027	2,250,000	2,301,953
Chester County PA IDA Collegium Charter School Project Series A (Education Revenue)	3.70	10-15-2022	1,150,000	1,155,969
Delaware County PA IDA Chester Charter School Series A (Education Revenue) 144A	4.38	6-1-2026	1,785,000	1,810,668
Fulton County PA IDA Medical Center Project (Health Revenue)	2.40	7-1-2020	2,375,000	2,333,153
Luzerne County PA RAN (GO Revenue) %%	3.00	6-29-2018	2,000,000	2,006,860
Montgomery County PA HEFAR Arcadia University (Education Revenue)	5.00	4-1-2022	1,575,000	1,745,966
Montgomery County PA HEFAR Arcadia University (Education Revenue)	5.00	4-1-2023	1,605,000	1,804,373
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue)	2.60	3-1-2034	8,500,000	8,534,680
Montgomery County PA IDA Peco Energy Company Project Series B (Industrial Development Revenue)	2.55	6-1-2029	10,340,000	10,378,465
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) ø	1.20	6-1-2044	4,000,000	4,000,000
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2019	4,650,000	4,821,074
Pennsylvania Public School Building Authority Albert Gallatin Area School District Project (1 Month LIBOR +0.80%) (Miscellaneous Revenue) ±	1.71	9-1-2024	3,470,000	3,465,316
Pennsylvania Refunding Bond (GO Revenue)	5.00	1-15-2022	8,540,000	9,513,902
Pennsylvania Turnpike Commission Series A (SIFMA Municipal Swap +0.68%) (Transportation Revenue) ±	2.39	12-1-2018	11,150,000	11,170,628
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.27%) (Transportation Revenue) ±	2.98	12-1-2020	10,000,000	10,192,900

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Philadelphia PA Hospital and HEFA Temple University Health System Series 2017 (Health Revenue)	5.00%	7-1-2023	$1,750,000	$1,947,628
Philadelphia PA IDA Charter School Project A (Education Revenue)	4.50	8-1-2026	3,365,000	3,456,528
Philadelphia PA IDA Charter School Project Series 2016B (Education Revenue)	4.88	8-1-2026	2,190,000	2,233,756
Philadelphia PA IDA Tacony Academy Christian School Project Series A-1 (Education Revenue)	6.25	6-15-2023	730,000	797,379
Philadelphia PA IDA University of the Arts Series 2017 (Education Revenue) 144A	5.00	3-15-2021	1,205,000	1,257,357
Philadelphia PA IDA University of the Arts Series 2017 (Education Revenue) 144A	5.00	3-15-2019	325,000	331,087
Philadelphia PA School District Series B (GO Revenue)	3.13	9-1-2020	200,000	204,180
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2021	2,000,000	2,184,820
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2022	3,565,000	3,956,366
Philadelphia PA School District Series E (GO Revenue)	5.25	9-1-2022	1,525,000	1,628,197
Philadelphia PA School District Series E (GO Revenue)	5.25	9-1-2023	5,770,000	6,152,782
Philadelphia PA School District Series E (GO Revenue, BHAC Insured)	5.38	9-1-2028	2,425,000	2,487,177
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2022	5,000,000	5,548,900
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (Water & Sewer Revenue, AGM Insured) ±	1.74	9-1-2040	10,000,000	9,969,200
Quakertown PA Health Facilities Authority Series A (Health Revenue)	3.13	7-1-2021	1,500,000	1,500,975
Scranton PA Refunding Bonds (GO Revenue)	5.00	11-15-2026	2,120,000	2,284,936
Scranton PA School District Series A (GO Revenue)	5.00	6-1-2024	750,000	844,328
Scranton PA School District Series A (GO Revenue)	5.00	6-1-2025	1,000,000	1,139,830
Scranton PA School District Series B (GO Revenue, National Insured)	5.00	6-1-2024	665,000	748,637
Scranton PA School District Series B (GO Revenue, National Insured)	5.00	6-1-2025	710,000	811,828
Scranton PA Series 2017 (GO Revenue)	5.00	9-1-2023	1,355,000	1,469,348

				138,973,095

Puerto Rico: 0.03%
Puerto Rico Electric Power Authority Series SS (Utilities Revenue, National Insured)	5.00	7-1-2018	570,000	571,174

Rhode Island: 0.20%
Providence RI RDA Series A (Miscellaneous Revenue)	5.00	4-1-2022	1,940,000	2,143,157
Providence RI RDA Series A (Miscellaneous Revenue)	5.00	4-1-2023	1,585,000	1,773,615
Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	4-1-2027	15,000	15,068

				3,931,840

South Carolina: 0.54%
Lee County SC School Facilities Incorporated (Miscellaneous Revenue, AGM Insured)	2.00	6-1-2020	185,000	183,043
Lee County SC School Facilities Incorporated (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2019	560,000	578,754
Lee County SC School Facilities Incorporated (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2020	375,000	392,629
South Carolina Jobs EDA East Point Academy Project Series A (Education Revenue) 144A	2.25	5-1-2019	2,500,000	2,485,375
South Carolina Jobs EDA Solid Waste Disposal Repower South Berkeley LLC (Resource Recovery Revenue) 144A	5.25	2-1-2027	3,310,000	3,255,981
South Carolina Jobs EDA The Woodlands at Furman Series 2017 (Health Revenue)	4.00	11-15-2027	2,895,000	2,915,410
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	835,000	871,398

				10,682,590

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	23

Security name	Interest rate	Maturity date	Principal	Value

South Dakota: 0.05%
South Dakota HEFA (Health Revenue)	4.50%	9-1-2019	$990,000	$1,045,579

Tennessee: 1.11%
Bristol TN Industrial Development Board Sales Tax CAB Series B (Tax Revenue) 144A¤	0.00	12-1-2031	2,000,000	915,960
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	4.00	5-1-2048	10,000,000	10,952,700
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	4,000,000	4,092,880
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2020	4,720,000	5,107,795
Tennessee Energy Acquisition Corporation Series B (Utilities Revenue)	5.63	9-1-2026	925,000	1,098,086

				22,167,421

Texas: 9.43%
Arlington TX Higher Education Finance Corporate Education Series A (Education Revenue)	4.00	6-15-2026	725,000	713,748
Austin Convention Enterprises Incorporated Series 2017B (Industrial Development Revenue)	5.00	1-1-2018	200,000	200,000
Austin Convention Enterprises Incorporated Series 2017B (Industrial Development Revenue)	5.00	1-1-2019	600,000	616,614
Austin Convention Enterprises Incorporated Series 2017B (Industrial Development Revenue)	5.00	1-1-2020	500,000	530,800
Austin Convention Enterprises Incorporated Series 2017B (Industrial Development Revenue)	5.00	1-1-2021	500,000	543,690
Austin TX Community College District Series A (Education Revenue)	4.00	2-1-2023	320,000	349,456
Brownsville TX Independent School District Series 2017 (GO Revenue)	4.00	8-15-2021	9,555,000	10,252,993
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2021	1,000,000	1,087,380
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2023	500,000	567,900
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A (Education Revenue)	4.63	8-15-2025	8,905,000	9,326,385
Clifton TX Higher Education Finance Corporation Uplift Education Series A (Education Revenue)	4.00	12-1-2025	3,635,000	3,862,951
Dallas TX GO Refunding & Improvement Bond Series 2017 (GO Revenue)	5.00	2-15-2023	7,105,000	8,118,031
Dallas TX Performing Arts Cultural Facilities Corporation Dallas Center for Performing Arts Foundation Project Series 2008B (Miscellaneous Revenue, JPMorgan Chase & Company LOC) ø	1.65	9-1-2041	3,030,000	3,030,000
Gulf Coast TX IDA (Industrial Development Revenue, BNP Paribas LOC) ø	1.72	11-1-2019	3,850,000	3,850,000
Harris County TX Industrial Development Corporation Deer Park Refining Limited Partnership Project (Resource Recovery Revenue)	4.70	5-1-2018	9,000,000	9,082,260
Houston TX Airport System Subordinate Lien Series B (Airport Revenue, National Insured)	5.00	7-1-2026	3,530,000	3,538,754
Houston TX Independent School District Series B (GO Revenue)	1.70	6-1-2036	14,000,000	14,002,660
Houston TX Public Improvement Refunding Bonds Series 2017A (GO Revenue)	5.00	3-1-2020	11,000,000	11,793,540
Houston TX Public Improvement Refunding Bonds Series 2017A (GO Revenue)	5.00	3-1-2024	12,000,000	14,061,480
Katy TX Independent School District Series 2016A (GO Revenue)	5.00	2-15-2023	1,415,000	1,627,887
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	1.75	2-15-2018	250,000	249,720
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	1.95	2-15-2019	250,000	246,978
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	5.00	2-15-2020	810,000	846,523

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	5.00%	2-15-2021	$560,000	$594,955
New Hope TX Cultural Education Facilities Finance Corporation The Langford Project Series B-2 (Health Revenue)	3.00	11-15-2021	1,100,000	1,096,788
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A (Health Revenue)	5.00	8-15-2024	1,000,000	1,173,530
New Hope TX Cultural Education Facilities Finance Corporation Jubilee Academic Center (Education Revenue) 144A	3.38	8-15-2021	1,955,000	1,947,376
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Revenue Project Series A (Housing Revenue)	3.25	8-1-2019	5,000,000	5,003,150
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Tarleton State University Project (Housing Revenue)	5.38	4-1-2028	1,845,000	2,102,175
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A (Health Revenue)	5.00	8-15-2026	2,000,000	2,407,720
Newark TX Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A (Education Revenue) 144A	4.63	8-15-2025	1,485,000	1,529,624
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (3 Month LIBOR +1.00%) (Education Revenue) ±	2.34	4-1-2037	1,720,000	1,727,207
North Texas Tollway Authority System Refunding Bonds Series C (SIFMA Municipal Swap +0.67%) (Transportation Revenue) ±	2.38	1-1-2038	3,650,000	3,660,220
Pearland TX Permanent Improvement Series 2015 (GO Revenue)	5.00	3-1-2021	1,000,000	1,096,590
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	1.83	11-1-2040	8,000,000	8,000,000
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	1.83	4-1-2040	9,450,000	9,450,000
Tarrant County TX Cultural Education Facilities Buckingham Senior Living Community Incorporated (Health Revenue)	3.88	11-15-2020	2,500,000	2,500,200
Tarrant County TX Cultural Education Facilities Finance Corporation Buckner Senior Living-Ventana Project (Health Revenue)	3.88	11-15-2022	4,315,000	4,325,960
Tender Option Bond Trust Receipts/Floater Certificates Series 2015 (Transportation Revenue, Barclays Bank plc LIQ) 144Aø	1.91	7-1-2021	10,500,000	10,500,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XM0560 (Transportation Revenue, Bank of America NA LIQ) 144Aø	0.54	1-1-2048	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XM0561 (Transportation Revenue, Bank of America NA LIQ) 144Aø	0.54	1-1-2048	2,750,000	2,750,000
Texas General Obligation Veterans Bonds (GO Revenue, Helaba SPA) ø	1.83	12-1-2046	4,770,000	4,770,000
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2020	185,000	193,451
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2021	310,000	329,980
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2022	870,000	930,917
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	5.00	4-1-2025	480,000	546,082
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2020	1,715,000	1,863,125
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2021	1,275,000	1,418,731
University of Texas Board of Regents Series 2017C (Education Revenue)	5.00	8-15-2025	4,750,000	5,785,738
University of Texas Board of Regents Series 2017C (Education Revenue)	5.00	8-15-2026	7,780,000	9,611,879
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, National/FHA Insured)	7.65	7-1-2022	2,125,000	2,450,614

				188,265,762

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	25

Security name	Interest rate	Maturity date	Principal	Value

Utah: 0.25%
Tender Option Bond Trust Receipts/Floater Certificates Series 2017 (Airport Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.91%	1-1-2025	$2,700,000	$2,700,000
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A (Education Revenue) 144A	3.50	2-15-2026	1,190,000	1,148,267
Utah Infrastructure Agency Telecommunications Series 2017 (Miscellaneous Revenue)	2.00	10-15-2018	535,000	535,407
Utah Infrastructure Agency Telecommunications Series 2017 (Miscellaneous Revenue)	2.00	10-15-2019	625,000	621,625

				5,005,299

Vermont: 0.69%
Vermont Student Assistance Corporation Education Loan Series A (Education Revenue)	5.00	6-15-2021	1,800,000	1,937,952
Vermont Student Assistance Corporation Education Loan Series A (Education Revenue)	5.00	6-15-2022	550,000	603,669
Vermont Student Assistance Corporation Education Loan Series A (Education Revenue)	5.00	6-15-2023	1,200,000	1,338,984
Vermont Student Assistance Corporation Series B Class B (1 Month LIBOR +1.00%) (Education Revenue) ±	2.36	6-2-2042	9,180,802	9,001,960
Vermont Student Assistance Corporation Series B Class-A1 (3 Month LIBOR +1.50%) (Education Revenue) ±	3.00	6-1-2022	956,770	959,076

				13,841,641

Virgin Islands: 0.30%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A (Tax Revenue)	5.00	10-1-2025	5,000,000	3,125,000
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2020	2,500,000	1,350,000
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2024	3,600,000	1,602,000

				6,077,000

Virginia: 1.40%
Louisa VA Electric and Power IDA Series 2008B (Utilities Revenue)	2.15	11-1-2035	19,050,000	19,182,779
Prince William County VA IDA Westminster At Lake Ridge Series 2016 (Health Revenue)	1.75	1-1-2018	400,000	400,000
Prince William County VA IDA Westminster At Lake Ridge Series 2016 (Health Revenue)	2.00	1-1-2019	600,000	599,766
Prince William County VA IDA Westminster At Lake Ridge Series 2016 (Health Revenue)	2.25	1-1-2020	910,000	910,883
Virginia Commonwealth Transportation Board Capital Projects Series 2017A (Transportation Revenue)	5.00	5-15-2024	3,000,000	3,555,150
Virginia Commonwealth Transportation Board Capital Projects Series 2017A (Transportation Revenue)	5.00	5-15-2025	2,750,000	3,320,790

				27,969,368

Washington: 1.54%
Seattle WA Housing Authority Newholly Phase I Series B (Housing Revenue)	1.25	4-1-2019	4,505,000	4,468,915
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) (Health Revenue) ±	3.11	1-1-2035	11,000,000	10,973,050
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) (Health Revenue) ±	2.15	1-1-2042	6,050,000	6,044,434
Washington Housing Finance Commission Nonprofit Housing Bonds Heron’s Key Senior Living Series B-3 (Health Revenue) 144A	4.38	1-1-2021	110,000	110,000

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Washington (continued)
Washington Housing Finance Commission Wesley Homes (Health Revenue, AGC Insured)	5.63%	1-1-2022	$6,545,000	$6,545,000
Washington State EDFA Waste Management (Resource Recovery Revenue) 144A	2.13	6-1-2020	2,500,000	2,497,350

				30,638,749

West Virginia: 0.06%
Monongalia County WV Commission Special District University Town Center Series A (Tax Revenue) 144A	4.50	6-1-2027	1,250,000	1,256,913

Wisconsin: 2.83%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank ACB LOC) ø	1.85	5-1-2037	8,000,000	8,000,000
Eau Claire WI Area School District Refunding Bonds (GO Revenue)	5.00	4-1-2022	1,245,000	1,397,301
Eau Claire WI Area School District Refunding Bonds (GO Revenue)	5.00	4-1-2023	1,860,000	2,134,443
Eau Claire WI Area School District Refunding Bonds (GO Revenue)	5.00	4-1-2024	1,000,000	1,168,220
Milwaukee WI RAN Series M-11 (Miscellaneous Revenue)	5.00	9-27-2018	14,500,000	14,881,060
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	4.75	8-1-2023	1,140,000	1,196,282
Pine Lake WI PFA Preparatory Series 2015 (Education Revenue) 144A	4.35	3-1-2025	2,710,000	2,787,154
Public Finance Authority Education Pine Lake Preparatory Series 2015(Education Revenue) 144A	4.25	6-15-2029	1,085,000	1,089,232
Public Finance Authority Senior Living Marylhurst Project Series 2017B (Health Revenue) 144A	3.00	11-15-2022	2,200,000	2,207,084
Wisconsin Clean Water Refunding Bonds Series 2012 (Water & Sewer Revenue)	5.00	6-1-2023	310,000	358,500
Wisconsin Clean Water Refunding Bonds Series 2013 (Water & Sewer Revenue)	5.00	6-1-2024	2,285,000	2,642,488
Wisconsin Clean Water Refunding Bonds Series 2015 (Water & Sewer Revenue)	5.00	6-1-2023	3,355,000	3,879,890
Wisconsin Clean Water Refunding Bonds Series 2015 (Water & Sewer Revenue)	5.00	6-1-2025	3,045,000	3,596,054
Wisconsin Clean Water Refunding Bonds Series 2015 (Water & Sewer Revenue)	5.00	6-1-2026	1,525,000	1,800,979
Wisconsin HEFA Bellin Memorial Hospital Series 2015 (Health Revenue)	3.00	12-1-2020	745,000	769,674
Wisconsin HEFA Bellin Memorial Hospital Series 2015 (Health Revenue)	5.00	12-1-2022	755,000	861,145
Wisconsin PFA Airport Series C (Airport Revenue)	5.00	7-1-2022	2,555,000	2,757,254
Wisconsin PFA Bancroft Neurohealth Project Series A (Health Revenue) 144A	4.00	6-1-2019	1,270,000	1,298,893
Wisconsin PFA Bancroft Neurohealth Project Series A (Health Revenue) 144A	4.00	6-1-2020	635,000	656,234
Wisconsin PFA Bancroft Neurohealth Project Series A (Health Revenue) 144A	4.00	6-1-2021	1,370,000	1,424,005
Wisconsin PFA Roseman University of Health Sciences Project Series 2012 (Education Revenue)	5.00	4-1-2022	1,445,000	1,533,029

				56,438,921

Wyoming: 0.32%
Sweetwater County WY Pollution Control PacifiCorp Series B (Utilities Revenue) ø	1.71	12-1-2020	6,305,000	6,305,000

Total Municipal Obligations (Cost $1,934,417,525)				1,943,719,963

Other: 1.40%
Eaton Vance New York Municipal Income Trust Preferred Shares (SIFMA Municipal Swap +1.00%) ±	3.21	9-1-2019	10,600,000	10,600,636
Eaton Vance Ohio Municipal Bond Fund Institutional Preferred Shares (SIFMA Municipal Swap +1.00%) ±	2.71	7-1-2019	7,350,000	7,349,486
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144A§øø	2.01	10-1-2047	10,000,000	10,000,000

Total Other (Cost $27,950,000)				27,950,122

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	27

Security name	Yield	Shares	Value
Short-Term Investments: 0.62%

Investment Companies: 0.62%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ##(l)(u)	1.49%	12,489,566	$12,503,304

Total Short-Term Investments (Cost $12,503,304)			12,503,304

Total investments in securities (Cost $1,974,870,829)	99.38%	1,984,173,389
Other assets and liabilities, net	0.62	12,284,646

Total net assets	100.00%	$1,996,458,035

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

%%	The security is issued on a when-issued basis.

§	The security is subject to a demand feature which reduces the effective maturity.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Credit Default Swaps

Buy protection

Reference index	Fixed rate paid	Payment frequency	Counterparty		Maturity date	Notional amount	Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Markit CDX North America High Yield Index	5.00%	Quarterly	JPMorgan¤¤	°°	12-20-2022	$36,105,000	$(3,055,484)	$(2,887,869)	$0	$(167,615)

¤¤	Transaction can only be closed with the originating counterparty

°°	Exchange traded or centrally cleared transaction with counterparty

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net asset value
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	11,589,425	387,463,140	386,562,999	12,489,566	$5,669	$0	$92,348	$12,503,304	0.62%

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Strategic Municipal Bond Fund	Statement of assets and liabilities—December 31, 2017 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $1,962,367,525)	$1,971,670,085
Investments in affiliated securities, at value (cost $12,503,304)	12,503,304
Cash	42,692
Segregated cash for credit default swaps	3,803,693
Receivable for investments sold	2,774,742
Receivable for Fund shares sold	6,561,130
Receivable for interest	14,289,301
Prepaid expenses and other assets	16,649

Total assets	2,011,661,596

Liabilities
Payable for investments purchased	6,406,927
Payable for Fund shares redeemed	4,005,550
Premiums received on credit default swap transactions	2,887,869
Management fee payable	626,611
Dividends payable	516,936
Unrealized losses on credit default swap transactions	167,615
Administration fees payable	162,771
Distribution fee payable	85,089
Trustees’ fees and expenses payable	2,187
Accrued expenses and other liabilities	342,006

Total liabilities	15,203,561

Total net assets	$1,996,458,035

NET ASSETS CONSIST OF
Paid-in capital	$1,987,074,538
Overdistributed net investment income	(45,036)
Accumulated net realized gains on investments	293,588
Net unrealized gains on investments	9,134,945

Total net assets	$1,996,458,035

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$539,915,919
Shares outstanding – Class A1	60,353,959
Net asset value per share – Class A	$8.95
Maximum offering price per share – Class A2	$9.32
Net assets – Class C	$129,367,296
Shares outstanding – Class C1	14,411,162
Net asset value per share – Class C	$8.98
Net assets – Administrator Class	$212,342,854
Shares outstanding – Administrator Class[1]	23,749,864
Net asset value per share – Administrator Class	$8.94
Net assets – Institutional Class	$1,114,831,966
Shares outstanding – Institutional Class[1]	124,654,594
Net asset value per share – Institutional Class	$8.94

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	29

Investment income
Interest	$23,163,558
Income from affiliated securities	92,348

Total investment income	23,255,906

Expenses
Management fee	3,620,945
Administration fees
Class A	431,558
Class C	107,052
Administrator Class	102,331
Institutional Class	433,500
Shareholder servicing fees
Class A	674,309
Class C	167,270
Administrator Class	255,828
Distribution fee
Class C	501,809
Custody and accounting fees	38,888
Professional fees	41,318
Registration fees	155,707
Shareholder report expenses	137,651
Trustees’ fees and expenses	10,434
Other fees and expenses	24,758

Total expenses	6,703,358
Less: Fee waivers and/or expense reimbursements	(145,402)

Net expenses	6,557,956

Net investment income	16,697,950

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	3,008,940
Affiliated securities	5,669
Credit default swap transactions	(149,906)

Net realized gains on investments	2,864,703

Net change in unrealized gains (losses) on:
Unaffiliated securities	3,167,195
Credit default swap transactions	(167,615)

Net change in unrealized gains (losses) on investments	2,999,580

Net realized and unrealized gains (losses) on investments	5,864,283

Net increase in net assets resulting from operations	$22,562,233

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Strategic Municipal Bond Fund	Statement of changes in net assets

	Six months ended December 31, 2017 (unaudited)		Year ended June 30, 2017

Operations
Net investment income		$16,697,950		$30,494,329
Net realized gains on investments		2,864,703		2,216,902
Net change in unrealized gains (losses) on investments		2,999,580		(20,487,110)

Net increase in net assets resulting from operations		22,562,233		12,224,121

Distributions to shareholders from
Net investment income
Class A		(4,123,334)		(9,721,744)
Class B		N/A		(1,637)[1]
Class C		(520,456)		(1,101,197)
Administrator Class		(1,709,347)		(4,158,710)
Institutional Class		(10,130,045)		(15,510,524)
Net realized gains
Class A		(1,271,860)		(3,453,459)
Class B		N/A		(1,604)[1]
Class C		(304,884)		(776,260)
Administrator Class		(493,273)		(1,027,684)
Institutional Class		(2,702,545)		(4,275,093)

Total distributions to shareholders		(21,255,744)		(40,027,912)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,859,916	61,553,330	29,705,458	265,830,435
Class B	N/A	N/A	1 [1]	9 [1]
Class C	670,630	6,045,170	2,637,375	23,746,452
Administrator Class	4,875,412	43,729,812	15,699,832	140,534,456
Institutional Class	29,353,530	263,600,439	97,370,291	868,468,686

		374,928,751		1,298,580,038

Reinvestment of distributions
Class A	545,184	4,891,097	1,363,777	12,163,513
Class B	N/A	N/A	351 [1]	3,115 [1]
Class C	80,158	721,528	178,654	1,594,886
Administrator Class	239,480	2,146,990	564,474	5,044,561
Institutional Class	1,175,134	10,541,360	1,810,718	16,136,404

		18,300,975		34,942,479

Payment for shares redeemed
Class A	(8,697,214)	(78,071,100)	(49,552,383)	(441,381,046)
Class B	N/A	N/A	(69,947)[1]	(623,909)[1]
Class C	(1,721,903)	(15,521,115)	(4,649,673)	(41,701,524)
Administrator Class	(3,210,984)	(28,826,244)	(39,549,596)	(353,531,649)
Institutional Class	(21,486,101)	(192,725,362)	(50,783,508)	(452,579,827)

		(315,143,821)		(1,289,817,955)

Net increase in net assets resulting from capital share transactions		78,085,905		43,704,562

Total increase in net assets		79,392,394		15,900,771

Net assets
Beginning of period		1,917,065,641		1,901,164,870

End of period		$1,996,458,035		$1,917,065,641

Overdistributed net investment income		$(45,036)		$(259,804)

[1]	For the period from July 1, 2016 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Strategic Municipal Bond Fund	31

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.94	$9.06	$8.90	$9.03	$8.87	$8.94
Net investment income	0.07	0.13	0.14	0.10	0.17	0.13
Net realized and unrealized gains (losses) on investments	0.03	(0.07)	0.18	(0.05)	0.21	0.01

Total from investment operations	0.10	0.06	0.32	0.05	0.38	0.14
Distributions to shareholders from
Net investment income	(0.07)	(0.13)	(0.14)	(0.10)	(0.17)	(0.13)
Net realized gains	(0.02)	(0.05)	(0.02)	(0.08)	(0.05)	(0.08)

Total distributions to shareholders	(0.09)	(0.18)	(0.16)	(0.18)	(0.22)	(0.21)
Net asset value, end of period	$8.95	$8.94	$9.06	$8.90	$9.03	$8.87
Total return[1]	1.12%	0.65%	3.67%	0.56%	4.41%	1.59%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.81%	0.81%	0.81%	0.83%	0.82%
Net expenses	0.82%	0.81%	0.81%	0.81%	0.82%	0.82%
Net investment income	1.55%	1.45%	1.53%	1.16%	1.91%	1.49%
Supplemental data
Portfolio turnover rate	14%	31%	53%	39%	51%	49%
Net assets, end of period (000s omitted)	$539,916	$550,965	$726,135	$635,610	$656,256	$609,303

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Strategic Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.97	$9.09	$8.94	$9.06	$8.90	$8.97
Net investment income	0.04	0.07	0.07	0.04	0.10	0.07
Net realized and unrealized gains (losses) on investments	0.03	(0.07)	0.17	(0.04)	0.21	0.01

Total from investment operations	0.07	(0.00)	0.24	0.00	0.31	0.08
Distributions to shareholders from
Net investment income	(0.04)	(0.07)	(0.07)	(0.04)	(0.10)	(0.07)
Net realized gains	(0.02)	(0.05)	(0.02)	(0.08)	(0.05)	(0.08)

Total distributions to shareholders	(0.06)	(0.12)	(0.09)	(0.12)	(0.15)	(0.15)
Net asset value, end of period	$8.98	$8.97	$9.09	$8.94	$9.06	$8.90
Total return[1]	0.74%	(0.10)%	2.78%	(0.08)%	3.63%	0.83%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.56%	1.56%	1.56%	1.58%	1.57%
Net expenses	1.57%	1.56%	1.56%	1.56%	1.57%	1.57%
Net investment income	0.80%	0.72%	0.78%	0.40%	1.16%	0.74%
Supplemental data
Portfolio turnover rate	14%	31%	53%	39%	51%	49%
Net assets, end of period (000s omitted)	$129,367	$137,955	$156,560	$152,882	$146,329	$152,155

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Strategic Municipal Bond Fund	33

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.93	$9.06	$8.90	$9.02	$8.87	$8.94
Net investment income	0.08	0.14	0.15	0.12	0.18	0.15
Net realized and unrealized gains (losses) on investments	0.03	(0.08)	0.18	(0.04)	0.20	0.01

Total from investment operations	0.11	0.06	0.33	0.08	0.38	0.16
Distributions to shareholders from
Net investment income	(0.08)	(0.14)	(0.15)	(0.12)	(0.18)	(0.15)
Net realized gains	(0.02)	(0.05)	(0.02)	(0.08)	(0.05)	(0.08)

Total distributions to shareholders	(0.10)	(0.19)	(0.17)	(0.20)	(0.23)	(0.23)
Net asset value, end of period	$8.94	$8.93	$9.06	$8.90	$9.02	$8.87
Total return[1]	1.20%	0.67%	3.80%	0.80%	4.44%	1.73%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.75%	0.74%	0.75%	0.77%	0.76%
Net expenses	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	1.69%	1.51%	1.66%	1.28%	2.05%	1.62%
Supplemental data
Portfolio turnover rate	14%	31%	53%	39%	51%	49%
Net assets, end of period (000s omitted)	$212,343	$195,138	$408,846	$529,945	$516,069	$521,312

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Strategic Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013[1]
Net asset value, beginning of period	$8.94	$9.06	$8.90	$9.03	$8.87	$9.06
Net investment income	0.09	0.16	0.17	0.13	0.20	0.08 [2]
Net realized and unrealized gains (losses) on investments	0.01	(0.07)	0.18	(0.05)	0.21	(0.10)

Total from investment operations	0.10	0.09	0.35	0.08	0.41	(0.02)
Distributions to shareholders from
Net investment income	(0.08)	(0.16)	(0.17)	(0.13)	(0.20)	(0.09)
Net realized gains	(0.02)	(0.05)	(0.02)	(0.08)	(0.05)	(0.08)

Total distributions to shareholders	(0.10)	(0.21)	(0.19)	(0.21)	(0.25)	(0.17)
Net asset value, end of period	$8.94	$8.94	$9.06	$8.90	$9.03	$8.87
Total return[3]	1.18%	0.99%	4.02%	0.89%	4.77%	(0.28)%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.48%	0.48%	0.48%	0.50%	0.50%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	1.89%	1.85%	1.85%	1.49%	2.27%	1.65%
Supplemental data
Portfolio turnover rate	14%	31%	53%	39%	51%	49%
Net assets, end of period (000s omitted)	$1,114,832	$1,033,007	$608,995	$319,313	$29,528	$31,868

[1]	For the period from November 30, 2012 (commencement of class operations) to June 30, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Strategic Municipal Bond Fund	35

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Strategic Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through May 5, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

36	Wells Fargo Strategic Municipal Bond Fund	Notes to financial statements (unaudited)

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)	Wells Fargo Strategic Municipal Bond Fund	37

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2017, the aggregate cost of all investments for federal income tax purposes was $1,974,870,826 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$21,565,309
Gross unrealized losses	(12,430,361)
Net unrealized gains	$9,134,948

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

38	Wells Fargo Strategic Municipal Bond Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$1,943,719,963	$0	$1,943,719,963

Other	0	27,950,122	0	27,950,122

Short-term investments
Investment companies	12,503,304	0	0	12,503,304
Total assets	$12,503,304	$1,971,670,085	$0	$1,984,173,389
Liabilities
Credit default swap contracts	$0	$3,055,484	$0	$3,055,484
Total liabilities	$0	$3,055,484	$0	$3,055,484

Swap contracts consists of unrealized losses and premiums received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2017, the management fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Notes to financial statements (unaudited)	Wells Fargo Strategic Municipal Bond Fund	39

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.82% for Class A shares, 1.57% for Class C shares, 0.68% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares. In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2017, Funds Distributor received $7,716 from the sale of Class A shares, and $2,500 and $1,173 in contingent deferred sales charges from redemptions of Class A shares and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $94,985,000 and $137,375,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2017.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2017 were $ 517,363,826 and $ 195,569,329, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2017, the Fund enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. The Fund had an average notional balance on credit default swaps of $ $11,969,592 during the six months ended December 31, 2017.

The Fund’s credit default swap may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions. On December 31, 2017, the aggregate fair value of credit defaults swap with net asset contingent features that were in a liability position amounted to $3,055,484.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the

40	Wells Fargo Strategic Municipal Bond Fund	Notes to financial statements (unaudited)

Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
JPMorgan	$3,055,484	$0	$(3,055,484)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended December 31, 2017, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Strategic Municipal Bond Fund	41

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

42	Wells Fargo Strategic Municipal Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Strategic Municipal Bond Fund	43

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

44	Wells Fargo Strategic Municipal Bond Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Strategic Municipal Bond Fund	45

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

308068 02-18 SA257/SAR257 12-17

Semi-Annual Report

December 31, 2017

Wells Fargo

Ultra Short-Term Municipal Income Fund

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The views expressed and any forward-looking statements are as of December 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Ultra Short-Term Municipal Income Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Ultra Short-Term Municipal Income Fund for the six-month period that ended December 31, 2017. In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks delivered similar results, with returns of 11.42% and 11.48%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.24% and the Bloomberg Barclays Municipal Bond Index4 returned 1.82%.

As global growth improved in the third quarter of 2017, investment markets generally advanced.

Most stock markets worldwide moved higher during the quarter and ended the period at or near all-time highs. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. While North Korea’s recent missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on the quarter’s stock returns. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, the U.S. Federal Reserve (Fed) maintained the target range for the federal funds rate at 1.00% to 1.25%, noting that inflation had remained below the Fed’s 2.00% objective. However, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October. Outside the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Positive economic and market news continued through the fourth quarter.

During the fourth quarter of 2017, stock markets followed a steady, upward trajectory with no meaningful pullbacks, similar to their paths during the previous three quarters of the year. The extended rally was driven largely by reports of strong earnings and revenue surprises from many companies. Synchronous economic expansion worldwide with mild inflation provided a favorable environment for markets to rise with minimal volatility. Data released during the quarter reflected a

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	3

healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate, just ahead of the second quarter’s 3.1% pace. Hiring remained solid during the quarter; the hiring pace pushed the unemployment rate down to a 17-year low of 4.1% in October, and it remained at 4.1% for both November and December. Fed officials began unwinding the Fed’s $4.5 trillion portfolio of bonds and other assets in October as planned, and in December they raised the target for the federal funds rate to a range of 1.25% to 1.50%. As a result, long-term interest rates in the U.S. continued trending upward, although the 10-year rate remained below 2.5%. Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 45 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, and accelerated trade growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Ultra Short-Term Municipal Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA®, CPA

Bruce R. Johns‡

Average annual total returns (%) as of December 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SMAVX)	10-2-2000	(1.13)	(0.14)	1.07	0.89	0.26	1.28	0.75	0.67
Class C (WFUSX)	3-31-2008	(0.99)	(0.51)	0.52	0.01	(0.51)	0.52	1.50	1.42
Administrator Class (WUSMX)	7-30-2010	–	–	–	0.96	0.33	1.36	0.69	0.60
Institutional Class (SMAIX)	7-31-2000	–	–	–	1.20	0.57	1.58	0.42	0.37
Ultra Short-Term Municipal Income Blended Index[4]	–	–	–	–	0.75	0.41	0.90	–	–
Bloomberg Barclays 1-Year Municipal Bond Index[5]	–	–	–	–	0.92	0.64	1.48	–	–
iMoneyNet Tax-Free National Institutional Money Market Funds Average[6]	–	–	–	–	0.58	0.17	0.32	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/ or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	5

Effective maturity distribution as of December 31, 2017[7]

Credit quality as of December 31, 2017[8]

‡	Mr. Johns became a portfolio manager of the Fund on November 1, 2017.

[1]	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares through June 19, 2008 includes Advisor Class expenses. Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Source: Wells Fargo Funds Management LLC. The Ultra Short-Term Municipal Income Blended Index is weighted 50% in the Bloomberg Barclays 1-Year Municipal Bond Index and 50% in the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

[5]	The Bloomberg Barclays 1-Year Municipal Bond Index is the one-year component of the Bloomberg Barclays Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[6]	iMoneyNet Tax-Free National Institutional Money Market Funds Average is the return of an unmanaged group of money market funds. You cannot invest directly in this average.

[7]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[8]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Ultra Short-Term Municipal Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-01-2017	Ending account value 12-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,003.54	$3.38	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Class C
Actual	$1,000.00	$999.02	$7.15	1.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$7.22	1.42%
Administrator Class
Actual	$1,000.00	$1,003.89	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,004.01	$1.87	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 94.67%

Alabama: 2.02%
Alabama Black Belt Energy Gas District Series A (Utilities Revenue, Royal Bank of Canada LIQ)	4.00%	7-1-2046	$13,915,000	$14,742,943
Alabama Health Care Authority for Baptist Health Series B (Health Revenue, AGC Insured) (m)	2.05	11-15-2037	2,925,000	2,925,000
Alabama Health Care Authority for Baptist Health Series B (Health Revenue) ø	2.10	11-1-2042	17,000,000	17,000,000
Alabama HFA Dauphin Gate Apartments Project Series B (Housing Revenue)	1.35	4-1-2020	1,500,000	1,497,630
Alabama HFA The Park at Sydney Drive Series B (Housing Revenue)	1.50	12-1-2019	10,000,000	9,998,600
Chatom AL Industrial Development Board Alabama Electric Series A (Utilities Revenue, National Rural Utilities Cooperative Finance SPA)	1.30	8-1-2037	7,445,000	7,441,575
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	13,600,000	14,073,144
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0184 (Utilities Revenue, Morgan Stanley Bank LIQ) ø144A	2.11	9-1-2046	31,400,000	31,400,000
Tuscaloosa County AL IDA (Industrial Development Revenue) ø	1.60	9-1-2020	12,600,000	12,600,000

				111,678,892

Alaska: 0.30%
Alaska Housing Finance Corporation Series B (Housing Revenue, FHLB SPA) ø	1.71	12-1-2041	2,545,000	2,545,000
Alaska Housing Finance Corporation Series D (Housing Revenue, Bank of America NA SPA) ø	1.68	12-1-2040	12,775,000	12,775,000
North Slope Borough AK Water & Wastewater Facilities Service (Water & Sewer Revenue)	4.00	6-30-2018	1,125,000	1,138,838

				16,458,838

Arizona: 1.37%
Maricopa County AZ Gilbert Unified School District #41 (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	7-1-2019	3,845,000	3,923,015
Maricopa County AZ IDA Series A (Health Revenue)	5.00	1-1-2048	5,000,000	5,698,300
Maricopa County AZ Public Service Company Palo Verde Project Series C (Industrial Development Revenue)	1.75	5-1-2029	4,975,000	4,975,199
Phoenix AZ IDA Basis Schools Incorporated Project Series A (Education Revenue) 144A	3.00	7-1-2020	2,885,000	2,865,122
Pima County AZ IDA Charter Schools Refunding Bond Project Series Q (Education Revenue)	4.00	7-1-2019	1,215,000	1,246,797
Pinal County AZ Unified School District #1 Series C (GO Revenue)	5.25	7-1-2028	2,000,000	2,036,900
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) (m)	2.05	9-1-2045	54,950,000	54,950,000

				75,695,333

Arkansas: 0.18%
Arkansas Development Finance Authority Pine Bluff Rental Assistance Demonstration Conversion Project (Housing Revenue)	1.69	11-1-2021	9,500,000	9,481,190
Arkansas Development Finance Authority Police Headquarters and Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	500,000	505,240

				9,986,430

California: 8.51%
Bay Area CA Toll Authority San Francisco Bay Area Toll Bridge Series C (Transportation Revenue)	1.88	4-1-2047	3,000,000	3,007,830
California (SIFMA Municipal Swap +0.38%) (GO Revenue) ±	2.09	12-1-2027	15,000,000	14,989,350

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California HFFA Dignity Health Series A (Health Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) ø144A	1.87%	3-1-2042	$15,000,000	$15,000,000
California HFFA San Diego Hospital Series A (Health Revenue, National Insured) (m)(n)	1.67	7-15-2018	1,000,000	995,840
California Infrastructure and Economic Development Bank The J. Paul Getty Trust Series A-2 (3 Month LIBOR +0.37%) (Miscellaneous Revenue) ±	1.56	4-1-2038	32,790,000	32,761,473
California Infrastructure and Economic Development Bank The J. Paul Getty Trust Series B-1 (SIFMA Municipal Swap +0.28%) (Miscellaneous Revenue) ±	1.99	10-1-2047	3,000,000	2,999,970
California Municipal Financing Authority BAN Open Door Community Health Centers (Health Revenue)	2.80	9-15-2018	6,000,000	6,005,640
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) ø144A	1.97	8-1-2027	41,935,000	41,935,000
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) ø144A	1.97	8-1-2027	10,665,000	10,665,000
California Pollution Control Financing Authority Series A (Resource Recovery Revenue) 144Aøø	1.22	8-1-2023	20,500,000	20,490,160
California Pollution Control Financing Authority Series A-1 (Resource Recovery Revenue) 144Aøø	1.30	11-1-2042	10,000,000	10,000,100
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	1,325,000	1,385,327
California Refunding Bond Series A (SIFMA Municipal Swap +0.25%) (GO Revenue) ±	1.96	5-1-2033	27,500,000	27,491,200
California Series D (SIFMA Municipal Swap +0.29%) (GO Revenue) ±	2.00	12-1-2028	21,500,000	21,499,785
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) (m)	1.91	7-1-2041	30,600,000	30,600,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) (m)	2.05	7-1-2040	37,450,000	37,450,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) (m)	2.05	7-1-2040	22,125,000	22,125,000
Compton CA PFA Prerefunded Bond (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2022	5,910,000	6,048,235
Culver City CA RDA Series A (Tax Revenue, Ambac Insured)	5.00	11-1-2025	2,000,000	2,000,000
Fontana CA RDA Downtown Redevelopment Project (Tax Revenue, National Insured)	5.00	9-1-2021	1,480,000	1,480,266
Los Angeles CA Department of Water and Power Series B (Utilities Revenue)	5.00	12-1-2018	53,645,000	55,236,647
Palomar Pomerado CA Health Care District Certificate of Participation Series A (Health Revenue, AGM Insured) (m)	2.25	11-1-2036	13,050,000	13,050,000
Palomar Pomerado CA Health Care District Certificate of Participation Series B (Health Revenue, AGM Insured) (m)	2.15	11-1-2036	15,700,000	15,700,000
Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.50	7-1-2018	2,240,000	2,282,067
Sacramento County CA Airport System Refunding Bond AMT Subordinate and PFC Series E (Airport Revenue, AGM Insured)	5.50	7-1-2018	2,695,000	2,745,612
San Jose CA RDA Series C (Tax Revenue, National Insured)	4.25	8-1-2030	37,040,000	37,053,334
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-013 (Health Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) ø144A	1.87	8-15-2051	11,140,000	11,140,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-BAML01 (Transportation Revenue, Bank of America NA LIQ) ø144A	1.51	4-1-2047	23,445,000	23,445,000

				469,582,836

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Colorado: 1.21%
Colorado E-470 Public Highway Authority Series A (1 Month LIBOR +0.90%) (Transportation Revenue) ±	1.95%	9-1-2039	$2,750,000	$2,757,398
Colorado Health Facilities Authority Catholic Health Initiatives Series B-3 (Health Revenue)	1.88	7-1-2039	500,000	496,540
Colorado HEFA Covenant Retirement Community Series A (Health Revenue)	4.00	12-1-2018	1,150,000	1,175,174
Colorado HEFA Montbello Senior Housing Project Series I (Housing Revenue, FHA Insured)	1.05	8-1-2018	4,255,000	4,241,512
Colorado Springs CO Subordinate Lien Improvements Series A (Utilities Revenue, JPMorgan Chase & Company SPA) ø	1.65	11-1-2025	10,900,000	10,900,000
Colorado Springs CO Utilities Systems Series B (Utilities Revenue, Sumitomo Mitsui Banking SPA) ø	1.75	11-1-2026	24,000,000	24,000,000
Denver CO City and County Airport Subordinate Series A (Airport Revenue)	5.00	11-15-2018	500,000	514,125
Denver CO City and County Airport Subordinate Series B (Airport Revenue)	5.00	11-15-2018	600,000	618,006
Denver CO City and County Airport Subordinate Series F-2 (Airport Revenue, AGC Insured) (m)	2.10	11-15-2025	6,100,000	6,100,000
Denver CO Health and Hospital Authority Refunding Bond Series A (Health Revenue) 144A	5.00	12-1-2018	1,550,000	1,593,028
Denver CO Health and Hospital Authority Refunding Bond Series A (Health Revenue) 144A	5.00	12-1-2019	1,730,000	1,822,469
Denver CO Health and Hospital Authority Refunding Bond Series A (Health Revenue) 144A	5.00	12-1-2020	1,500,000	1,616,010
Pueblo CO Urban Renewal Authority Regional Tourism Act Project (Tax Revenue)	2.75	6-1-2020	700,000	700,805
University of Colorado Hospital Authority Series C-1 (Health Revenue)	4.00	11-15-2047	9,940,000	10,308,774

				66,843,841

Connecticut: 2.03%
Connecticut HEFA Yale University Issue Series A (Education Revenue)	1.00	7-1-2042	15,000,000	14,850,150
Connecticut HEFA Yale University Issue Series A (Education Revenue)	1.30	7-1-2048	8,500,000	8,401,400
Connecticut HEFA Yale University Issue Series U-1 (Education Revenue)	1.00	7-1-2033	1,155,000	1,148,266
Connecticut HEFA Yale University Issue Series X-2 (Education Revenue)	0.90	7-1-2037	24,700,000	24,691,355
Connecticut HFA Housing Mortgage Finance Program Series A (Housing Revenue)	2.40	11-15-2020	1,250,000	1,270,850
Connecticut HFA Housing Mortgage Finance Program Series F (Housing Revenue)	1.55	5-15-2020	1,020,000	1,006,658
Connecticut HFA Housing Mortgage Finance Program Series F (Housing Revenue, Helaba SPA) ø	1.76	11-15-2046	25,500,000	25,500,000
Connecticut HFA Subordinate Series E-3 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	1.50	11-15-2047	7,535,000	7,469,069
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B (Education Revenue)	4.00	11-15-2019	1,200,000	1,231,488
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B (Education Revenue)	5.00	11-15-2021	700,000	761,131
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B (Education Revenue)	5.00	11-15-2023	565,000	630,506
Connecticut Series A (SIFMA Municipal Swap +0.42%) (Miscellaneous Revenue) ±	2.13	3-1-2018	2,875,000	2,875,086
Connecticut Series A (SIFMA Municipal Swap +0.92%) (Miscellaneous Revenue) ±	2.63	5-15-2018	7,000,000	7,013,370
Connecticut Series D (SIFMA Municipal Swap +0.88%) (Miscellaneous Revenue) ±	2.59	8-15-2018	6,000,000	6,017,400
Hamden CT BAN (GO Revenue)	3.00	8-23-2018	2,250,000	2,268,743
Hartford CT Metropolitan District Series B (GO Revenue)	5.00	6-1-2018	2,280,000	2,310,461
Hartford CT Series A (GO Revenue)	5.00	12-1-2018	510,000	506,083
New Haven CT Series A (GO Revenue)	5.25	8-1-2019	735,000	771,316
New Haven CT TAN (GO Revenue)	2.50	5-15-2018	2,000,000	2,005,220
Waterbury CT (GO Revenue)	5.00	2-1-2018	1,215,000	1,218,244

				111,946,796

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Delaware: 0.12%
New Castle County DE Series ZF2088 (GO Revenue, Morgan Stanley Bank LIQ) ø144A	1.76%	10-1-2045	$6,665,000	$6,665,000

District of Columbia: 1.04%
District of Columbia DW&P Series B (Water & Sewer Revenue, TD Bank NA SPA) ø	1.70	10-1-2050	25,500,000	25,500,000
District of Columbia National Child Research Center (Miscellaneous Revenue, SunTrust Bank LOC) ø	1.78	4-1-2038	5,335,000	5,335,000
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	1.78	11-1-2042	26,300,000	26,300,000

				57,135,000

Florida: 4.54%
Central Florida Expressway Authority BAN (Transportation Revenue)	1.63	1-1-2019	2,500,000	2,499,800
Escambia County FL HFA ACTS Retirement-Life Communities Incorporated Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	1.34	11-15-2029	8,155,000	8,155,000
Florida Department of Environmental Protection Everglades Restoration Series B (Tax Revenue, AGC Insured) ø	1.45	7-1-2027	11,810,000	11,810,000
Florida Housing Finance Corporation Series 1 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	1.95	1-1-2021	2,130,000	2,124,462
Florida Housing Finance Corporation Series 1 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	2.00	7-1-2021	1,855,000	1,849,398
Florida Housing Finance Corporation Series 1 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	2.05	1-1-2022	1,390,000	1,386,817
Gainesville FL Utilities System Series A (Utilities Revenue, State Street Bank & Trust Company SPA) ø	1.52	10-1-2036	14,000,000	14,000,000
Gainesville FL Utilities System Series B (Utilities Revenue, Barclays Bank plc SPA) ø	1.45	10-1-2038	21,000,000	21,000,000
Highlands County FL Health Facilities Authority Adventist Health System Series A (Health Revenue) ø	1.69	11-15-2037	46,770,000	46,770,000
Hillsborough County FL IDA University Community Hospital Series B (Health Revenue)	8.00	8-15-2032	4,900,000	5,430,229
Lee County FL Solid Waste System (Resource Recovery Revenue)	5.00	10-1-2018	2,350,000	2,409,197
Lee County FL Solid Waste System (Resource Recovery Revenue)	5.00	10-1-2020	600,000	647,652
Miami FL HFFA Miami Jewish Health Systems Incorporate Project (Health Revenue)	5.00	7-1-2020	500,000	530,295
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGM Insured, Citibank NA LIQ) ø144A	1.88	7-1-2018	1,000,000	1,000,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aøø	1.99	10-13-2023	8,590,000	8,590,000
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aøø	1.99	3-8-2026	16,860,000	16,860,000
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Project Series A (Health Revenue)	5.25	8-1-2021	705,000	755,929
Miami-Dade County FL HFA St. John Plaza Apartments (Housing Revenue)	0.95	8-1-2019	9,750,000	9,721,433
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	5-1-2018	6,985,000	7,063,302
North Broward FL Hospital District Series B (Health Revenue)	5.00	1-1-2020	1,000,000	1,055,550
North Broward FL Hospital District Series B (Health Revenue)	5.00	1-1-2021	1,130,000	1,221,202
Orange County FL Health Facilities Authority Lakeside Behavioral Healthcare Incorporated Project (Health Revenue, SunTrust Bank LOC) ø	1.78	7-1-2027	9,150,000	9,150,000
Orange County FL Health Facilities Authority Nemours Foundation Series B (Health Revenue, Northern Trust Company LOC) ø	1.78	1-1-2039	9,600,000	9,600,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	4.00%	5-15-2018	$500,000	$505,470
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	4.00	5-15-2019	780,000	809,507
Palm Beach County FL Health Facilities Authority Retirement Life Communities Project (Health Revenue)	4.00	11-15-2019	2,675,000	2,796,097
Pasco County FL School Board Certificate of Participation Series B (Miscellaneous Revenue, Ambac Insured) (m)	1.95	8-1-2030	19,050,000	19,050,000
Sunrise FL Unrefunded Bond (Water & Sewer Revenue, Ambac Insured)	5.20	10-1-2022	4,775,000	4,907,697
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0010 (Airport Revenue, AGC Insured, Bank of America NA LIQ) ø144A	1.86	10-1-2038	13,500,000	13,500,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-ZF0286 (Airport Revenue, AGC Insured, TD Bank NA LIQ) ø144A	1.65	10-1-2032	8,510,000	8,510,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2517 (Health Revenue, Morgan Stanley Bank LIQ) ø144A	1.81	8-15-2047	10,130,000	10,130,000
University of North Florida Financing Corporation Housing Project (Education Revenue, AGM Insured)	5.00	11-1-2018	3,100,000	3,180,817
University of North Florida Financing Corporation Housing Project (Education Revenue, AGM Insured)	5.00	11-1-2019	3,215,000	3,389,542

				250,409,396

Georgia: 2.54%
Atlanta GA Urban Residential Finance Authority The Remington Apartments Project (Housing Revenue)	1.05	6-1-2019	10,250,000	10,233,498
Augusta GA Housing Authority Richmond Villas Apartments Project (Housing Revenue)	1.20	9-1-2019	7,000,000	6,936,020
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Fifth Series 1995 (Utilities Revenue)	2.05	10-1-2032	1,725,000	1,724,345
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 1996 (Utilities Revenue)	2.35	10-1-2032	6,800,000	6,778,852
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2008 (Utilities Revenue)	1.65	11-1-2048	2,240,000	2,162,832
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2012 (Utilities Revenue)	1.85	12-1-2049	15,500,000	15,368,715
Burke County GA Development Authority Georgia Transmission Corporation (Industrial Development Revenue)	1.30	1-1-2052	16,525,000	16,488,149
Cedartown GA Housing Authority Cherokee Springs Apartments Project (Housing Revenue)	1.00	4-1-2019	5,000,000	4,989,100
DeKalb County GA Housing Authority Sterling at Candler Village Project (Housing Revenue)	1.75	1-1-2021	7,200,000	7,199,568
Gainesville & Hall Counties GA Development Authority Senior Living Facilities Lanier Village Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	1.34	11-15-2033	28,930,000	28,930,000
Gainesville GA Hospital Authority Series C (Health Revenue) ø	1.30	2-15-2047	8,500,000	8,500,000
Georgia Municipal Electric Authority Subordinate Series A (Utilities Revenue)	5.25	1-1-2018	7,500,000	7,500,000
Monroe County GA Development Authority Power Company Plant Scherer Project (Utilities Revenue)	2.05	7-1-2049	3,250,000	3,248,765
Monroe County GA PCR Georgia Power Company Plant Scherer Project (Industrial Development Revenue)	2.35	10-1-2048	9,500,000	9,470,455
Peach County GA Development Authority USG Real Estate Foundation LLC Project (Housing Revenue)	1.20	10-1-2018	3,920,000	3,905,535
Savannah GA EDA Exempt Facilities Home Depot Project Series B (Industrial Development Revenue, SunTrust Bank LOC) ø	1.80	8-1-2025	6,400,000	6,400,000

				139,835,834

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Hawaii: 0.49%
Hawaii Department of Budget and Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) (Health Revenue) ±	2.16%	7-1-2039	$2,925,000	$2,925,000
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	4.00	8-1-2018	1,000,000	1,014,550
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.31%) (GO Revenue) ±	2.02	9-1-2024	10,000,000	10,000,600
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) (GO Revenue) ±	2.03	9-1-2025	9,000,000	9,000,540
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) (GO Revenue) ±	2.03	9-1-2026	4,000,000	4,000,240

				26,940,930

Idaho: 0.21%
Idaho Housing and Finance Association Series A (Housing Revenue, FNMA LOC) ø	1.78	1-1-2038	11,835,000	11,835,000

Illinois: 9.00%
Chicago IL (GO Revenue)	5.00	1-1-2020	1,285,000	1,346,860
Chicago IL (GO Revenue)	5.00	1-1-2021	2,000,000	2,133,260
Chicago IL Neighborhoods Alive 21 Program Series B (GO Revenue)	5.00	1-1-2019	1,925,000	1,974,473
Chicago IL Park District Limited Tax Series D (GO Revenue)	4.00	1-1-2018	2,760,000	2,760,000
Chicago IL Park District Refunding Bond Series B (GO Revenue)	4.00	1-1-2018	500,000	500,000
Chicago IL Prerefunded Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	1-1-2019	2,010,000	2,010,000
Chicago IL Refunding Bond (Tax Revenue)	5.00	1-1-2018	530,000	530,000
Chicago IL Refunding Bond (Tax Revenue)	5.00	1-1-2019	800,000	816,112
Chicago IL Refunding Bond (Water & Sewer Revenue)	5.00	11-1-2019	2,500,000	2,638,975
Chicago IL Refunding Bond Emergency System (GO Revenue, AGM/FGIC Insured)	5.50	1-1-2019	3,000,000	3,095,340
Chicago IL Refunding Bond Project Series A (GO Revenue)	4.00	1-1-2019	1,250,000	1,269,913
Chicago IL Refunding Bond Project Series B (GO Revenue)	5.00	1-1-2019	3,205,000	3,287,369
Chicago IL Refunding Bond Project Series B (GO Revenue)	5.00	1-1-2020	3,295,000	3,460,211
Chicago IL Series A (GO Revenue)	4.00	1-1-2019	1,335,000	1,356,267
Chicago IL Series A (GO Revenue)	5.00	12-1-2019	1,000,000	1,049,600
Chicago IL Series A-2 (GO Revenue, Ambac Insured)	5.50	1-1-2018	4,535,000	4,535,000
Chicago IL Series B (GO Revenue, Ambac Insured)	5.00	12-1-2018	2,540,000	2,542,972
Chicago IL Series C (GO Revenue, National Insured)	5.00	1-1-2018	5,350,000	5,350,000
Chicago IL Series C-2 (Airport Revenue, Bank of Montreal LOC) ø	1.74	1-1-2035	1,920,000	1,920,000
Cook County IL Bedford Park Village Refunding Bond (Tax Revenue)	3.00	12-30-2018	880,000	881,795
Cook, DuPage, Kane, Lake, McHenry, & Will Counties IL Regional Transportation Authority Refunding Bond Series B (Tax Revenue) øø	1.65	6-1-2025	38,340,000	38,340,000
Country Club Hills IL Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2018	325,000	330,597
Country Club Hills IL Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2020	340,000	356,181
DuPage County IL Community High School District #99 (GO Revenue)	5.00	12-1-2018	3,365,000	3,465,546
Grundy, Kendall & Will Counties IL Community School District #201 (GO Revenue, AGC Insured)	5.75	10-15-2019	540,000	558,743
Illinois (GO Revenue)	4.00	2-1-2018	5,550,000	5,557,437
Illinois (Miscellaneous Revenue)	4.00	7-1-2018	13,610,000	13,715,069
Illinois (GO Revenue)	5.00	3-1-2018	2,000,000	2,008,700
Illinois (Tax Revenue)	5.00	6-15-2018	4,970,000	5,041,121

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois (Tax Revenue)	5.00%	6-15-2018	$2,390,000	$2,424,201
Illinois (Tax Revenue)	5.00	6-15-2019	3,050,000	3,181,882
Illinois (Miscellaneous Revenue)	5.00	8-1-2019	10,135,000	10,479,793
Illinois (GO Revenue)	5.00	1-1-2020	8,075,000	8,386,937
Illinois (GO Revenue)	5.00	2-1-2020	3,040,000	3,162,147
Illinois (GO Revenue)	5.00	2-1-2021	3,980,000	4,184,731
Illinois (GO Revenue)	5.00	11-1-2021	6,885,000	7,310,011
Illinois (GO Revenue)	5.00	1-1-2022	7,565,000	8,022,229
Illinois (Tax Revenue, National Insured)	5.75	6-15-2018	2,930,000	2,982,388
Illinois Development Finance Authority Evanston Northwestern Healthcare Corporation Series B (Health Revenue, JPMorgan Chase & Company SPA) ø	1.25	5-1-2031	10,000,000	10,000,000
Illinois Development Finance Authority Lyric Opera Chicago Project (Miscellaneous Revenue, Northern Trust Company LOC) ø	1.53	12-1-2028	7,700,000	7,700,000
Illinois Educational Authority University of Chicago Series B-1 (Education Revenue)	1.10	7-1-2036	6,485,000	6,481,368
Illinois Finance Authority Edward Hospital Obligated Group Series B-2 (Health Revenue, JPMorgan Chase & Company LOC) ø	1.45	2-1-2040	25,885,000	25,885,000
Illinois Finance Authority Little Company of Mary Hospital and Health Care Centers Series A (Health Revenue, Barclays Bank plc LOC) ø	1.76	8-15-2035	18,115,000	18,115,000
Illinois Finance Authority Little Company of Mary Hospital and Health Care Centers Series B (Health Revenue, Barclays Bank plc LOC) ø	1.76	8-15-2035	42,155,000	42,155,000
Illinois Finance Authority OSF Healthcare System Series D (Health Revenue, JPMorgan Chase & Company LOC) ø	1.76	11-15-2037	12,050,000	12,050,000
Illinois Finance Authority OSF Healthcare System Series E (Health Revenue, Barclays Bank plc LOC) ø	1.76	11-15-2037	10,000,000	10,000,000
Illinois Finance Authority Presbyterian Homes Obligated Group Series A (Health Revenue)	4.00	5-1-2019	500,000	515,830
Illinois Finance Authority Presbyterian Homes Obligated Group Series A (Health Revenue)	4.00	11-1-2019	500,000	521,705
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (1 Month LIBOR +1.35%) (Health Revenue) ±	2.45	5-1-2036	5,000,000	5,006,000
Illinois Finance Authority Series XF2243 (Health Revenue, AGC Insured, Citibank NA LIQ) ø144A	1.81	8-15-2039	16,100,000	16,100,000
Illinois Finance Authority YMCA of Metropolitan Chicago Project (Miscellaneous Revenue, BMO Harris Bank NA LOC) ø	1.48	6-1-2034	5,000,000	5,000,000
Illinois Health Facilities Authority Evanston Hospital Corporation (Health Revenue, JPMorgan Chase & Company SPA) ø	1.74	6-1-2035	10,000,000	10,000,000
Illinois Housing Development Authority University Village Apartments Phase I & II Series A (Housing Revenue)	1.33	2-1-2020	8,250,000	8,240,595
Illinois Metropolitan Pier & Exposition Authority McCormick Place Project Series B (Tax Revenue)	5.00	12-15-2022	7,580,000	8,364,151
Illinois Metropolitan Pier & Exposition Authority Unrefunded Bond (Tax Revenue, National Insured)	5.30	6-15-2018	2,655,000	2,682,081
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2018	1,715,000	1,740,108
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2022	2,925,000	3,121,765
Illinois Series A (Tax Revenue)	5.00	6-1-2021	1,860,000	1,964,253
Illinois Series D (Miscellaneous Revenue)	5.00	11-1-2021	10,000,000	10,617,300
Illinois Toll Highway Authority Series A-2A (Transportation Revenue, Bank of America NA LOC) ø	1.73	7-1-2030	22,500,000	22,500,000
Kane County IL School District #129 Aurora West Side Series B (GO Revenue)	2.00	2-1-2018	2,430,000	2,430,583
Kendall, Kane & Will Counties IL Community Unit School District #308 (GO Revenue)	4.00	10-1-2018	2,000,000	2,035,040

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Minooka IL Special Assessment Refunding & Improvement Bond (Miscellaneous Revenue, AGM Insured)	3.50%	12-1-2019	$559,000	$571,253
State of Illinois (Miscellaneous Revenue)	5.00	5-1-2019	2,500,000	2,573,075
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0008 (Health Revenue, AGC Insured, Bank of America NA LIQ) ø144A	1.81	8-15-2047	23,375,000	23,375,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0050 (Health Revenue, Deutsche Bank LIQ) ø144A	1.77	11-1-2039	31,420,000	31,420,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0108 (Tax Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) ø144A	1.89	4-1-2046	24,870,000	24,870,000
University of Illinois Auxiliary Facilities (Education Revenue, JPMorgan Chase & Company SPA) ø	1.55	4-1-2038	17,085,000	17,085,000
Western Illinois University Board of Trustees Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	10-1-2018	500,000	502,225

				496,588,192

Indiana: 1.31%
Anderson IN EDA Cottages of Anderson Apartments Project (Housing Revenue)	1.70	7-1-2019	1,650,000	1,648,053
Evansville City IN MFHR Consolidated Rental Assistance Demonstration Project Series A (Housing Revenue) øø	1.35	6-1-2018	5,795,000	5,795,000
Fort Wayne IN Cambridge Square Project (Housing Revenue)	1.20	5-1-2019	8,200,000	8,154,244
Hammond IN County Local Public Improvement Bond Bank Series A (Miscellaneous Revenue) %%	2.38	12-31-2018	5,000,000	5,008,550
Indiana Finance Authority Parkview Health Project Prerefunded (Health Revenue)	5.50	5-1-2024	5,745,000	6,030,297
Indiana Health Facilities Authority Prerefunded Bond (Health Revenue)	1.38	10-1-2027	105,000	104,319
Indiana Health Facilities Authority Unrefunded Bond (Health Revenue)	1.38	10-1-2027	4,960,000	4,903,158
Indiana HFFA Ascension Health Subordinated Credit Group Series A-3 (Health Revenue)	1.35	11-1-2027	915,000	901,897
Indiana HFFA Ascension Health Subordinated Credit Group Series A-5 (Health Revenue)	1.35	11-1-2027	9,230,000	9,097,826
Indiana HFFA Ascension Health Subordinated Credit Group Series A-8 (Health Revenue)	1.25	11-1-2027	1,345,000	1,325,780
Indiana HFFA Ascension Health Subordinated Credit Group Series E-7 (Health Revenue) øø	1.43	11-15-2033	15,175,000	15,175,000
Indiana Housing & Community Development Authority DBG Apartment Projects (Housing Revenue)	1.10	3-1-2018	4,380,000	4,377,854
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue)	1.75	6-1-2025	2,000,000	1,998,580
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0115 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø144A	2.06	4-15-2019	1,200,000	1,200,000
Trustees of Purdue University Series AA (Education Revenue)	5.00	7-1-2027	1,150,000	1,305,009
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	2.46	12-1-2044	5,000,000	5,011,350

				72,036,917

Iowa: 0.94%
Buchanan County IA People’s Memorial Hospital (Health Revenue)	1.50	12-1-2018	2,500,000	2,482,275
Iowa Finance Authority BAN Shenandoah Medical Center Project (Health Revenue)	1.75	6-1-2018	7,000,000	6,976,060
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	1.90	4-1-2022	24,200,000	24,200,000
Iowa Higher Education Loan Authority Central College Project Series A (Education Revenue)	2.00	12-1-2018	18,400,000	18,410,304

				52,068,639

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Kansas: 0.34%
Kansas Department of Transportation Highway LIBOR Index Series B-4 (1 Month LIBOR +0.32%) (Tax Revenue) ±	1.37%	9-1-2018	$7,000,000	$6,991,740
Kansas Department of Transportation Highway LIBOR Index Series B-5 (1 Month LIBOR +0.40%) (Tax Revenue) ±	1.45	9-1-2019	6,000,000	5,986,080
Kansas Development Finance Authority Series A (GO Revenue)	5.00	5-1-2018	5,710,000	5,775,322

				18,753,142

Kentucky: 2.40%
Ashland KY Medical Center Ashland Hospital Corporation Series B (Health Revenue)	5.00	2-1-2018	900,000	901,962
Kentucky EDFA Owensboro Health Incorporated Series A (Health Revenue)	5.00	6-1-2020	500,000	528,700
Kentucky EDFA Owensboro Health Incorporated Series A (Health Revenue)	5.00	6-1-2021	1,055,000	1,138,187
Kentucky EDFA Series B1 (1 Month LIBOR +0.90%) (Health Revenue) ±	1.96	2-1-2046	7,000,000	6,962,200
Kentucky Housing Corporation Parkway Manor Project (Housing Revenue)	1.45	3-1-2020	4,675,000	4,660,040
Kentucky Rural Water Finance Corporation Public Project Series A (Water & Sewer Revenue)	1.25	2-1-2018	6,385,000	6,382,765
Louisville & Jefferson Counties KY Environmental Facilities Series A (Utilities Revenue)	1.25	6-1-2033	4,000,000	3,960,480
Louisville & Jefferson Counties KY PCR Louisville Gas & Electric Company Project Series B (Utilities Revenue) øø	1.35	11-1-2027	16,000,000	15,970,080
Louisville & Jefferson Counties KY Metropolitan Sewer and Drainage System Subordinate BAN (Water & Sewer Revenue)	5.00	11-12-2018	73,000,000	75,152,770
Trimble County KY Series A (Industrial Development Revenue)	1.05	9-1-2026	16,750,000	16,732,413

				132,389,597

Louisiana: 1.41%
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (1 Month LIBOR +0.50%) (Water & Sewer Revenue) ±	1.60	2-1-2046	23,925,000	23,920,215
Louisiana Housing Corporation Twin Lakes of Leesville Project (Housing Revenue)	1.00	9-1-2019	7,200,000	7,190,928
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A (Airport Revenue)	2.00	10-1-2040	3,750,000	3,746,588
Louisiana PFFA Department of Public Safety Project (Miscellaneous Revenue)	4.00	8-1-2019	4,320,000	4,472,626
New Orleans LA Aviation Board Series D-1 (Airport Revenue)	5.00	1-1-2019	600,000	620,106
New Orleans LA Aviation Board Series D-1 (Airport Revenue)	5.00	1-1-2020	1,000,000	1,064,240
New Orleans LA Aviation Board Series D-2 (Airport Revenue)	5.00	1-1-2019	1,000,000	1,033,110
New Orleans LA Aviation Board Series D-2 (Airport Revenue)	5.00	1-1-2021	750,000	818,280
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (Industrial Development Revenue) ø	1.55	11-1-2040	35,000,000	35,000,000

				77,866,093

Maine: 0.28%
Old Town ME Georgia-Pacific Corporation Project (Resource Recovery Revenue) ø	1.50	12-1-2024	15,260,000	15,260,000

Maryland: 1.40%
Maryland CDA Bealls Grant Series B (Housing Revenue)	1.85	7-1-2018	8,570,000	8,565,287
Maryland CDA Belnor Senior Residences Series D (Housing Revenue)	1.83	6-1-2019	6,700,000	6,645,663
Maryland CDA Chase House (Housing Revenue)	2.15	12-1-2018	17,600,000	17,599,296
Maryland CDA Keys Pointe Phase 1B Series I (Housing Revenue)	1.60	11-1-2018	11,000,000	10,983,830
Maryland CDA St. James Terrace Apartments Series J (Housing Revenue)	1.60	4-1-2019	12,000,000	11,962,440
Maryland CDA The Ellerslie Series 2017 (Housing Revenue)	2.00	2-1-2019	6,000,000	5,994,120

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Maryland (continued)
Maryland CDA Waverly View Apartments Series G (Housing Revenue)	1.15%	2-1-2019	$8,000,000	$7,944,880
Maryland Industrial Development Financing Authority Occidental Pete Corporation Series 2010 (Industrial Development Revenue) ø	1.60	3-1-2030	7,560,000	7,560,000

				77,255,516

Massachusetts: 1.38%
Commonwealth of Massachusetts Series A (SIFMA Municipal Swap +0.47%) (Miscellaneous Revenue) ±	2.18	2-1-2019	4,070,000	4,076,471
Massachusetts Consolidated Loan Series D (SIFMA Municipal Swap +0.43%) (Tax Revenue) ±	1.54	1-1-2018	10,000,000	10,000,000
Massachusetts Development Finance Agency Lawrence General Hospital (Health Revenue)	5.00	7-1-2019	330,000	342,817
Massachusetts Development Finance Agency Lawrence General Hospital (Health Revenue)	5.00	7-1-2020	470,000	498,830
Massachusetts Development Finance Agency Lawrence General Hospital (Health Revenue)	5.00	7-1-2021	480,000	519,581
Massachusetts HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured) (m)	1.75	7-1-2042	5,000,000	5,000,000
Massachusetts HFA Binnall House Project Series A (Housing Revenue)	1.50	8-1-2018	6,625,000	6,623,609
Massachusetts HFA Highland Glen Project Series A (Housing Revenue)	1.22	8-1-2019	13,150,000	13,043,617
Massachusetts HFA Series 187 (Housing Revenue, FNMA Insured)	1.50	12-1-2047	1,550,000	1,537,399
Massachusetts Refunding Bond Series C (GO Revenue, Barclays Bank plc SPA) ø	1.75	1-1-2021	21,400,000	21,400,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XF2306 (Education Revenue, Morgan Stanley Bank LIQ) ø144A	1.96	7-1-2033	13,135,000	13,135,000

				76,177,324

Michigan: 2.50%
Charlotte MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,515,000	1,579,918
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	4,650,000	4,701,941
Mattawan MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	855,000	864,550
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	20,000,000	20,319,600
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	17,500,000	17,779,650
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-6 (Water & Sewer Revenue)	5.00	7-1-2018	4,230,000	4,294,846
Michigan Hospital Finance Authority Ascension Health Group Project Series A-2 (Health Revenue)	1.50	11-1-2027	1,705,000	1,690,303
Michigan Hospital Finance Authority Ascension Health Group Project Series E-1 (Health Revenue)	1.10	11-15-2046	4,250,000	4,201,465
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue)	1.87	11-1-2027	6,555,000	6,563,653
Michigan Hospital Finance Authority Ascension Health Series F-3 (Health Revenue)	1.40	11-15-2047	9,500,000	9,496,770
Michigan Hospital Finance Authority Unrefunded Bond (Health Revenue)	0.95	11-15-2033	7,745,000	7,740,353
Michigan Housing Development Authority Newman Court Apartments Project (Housing Revenue, FHA Insured)	1.46	11-1-2019	9,900,000	9,842,283
Michigan Housing Development Authority Series C (Housing Revenue, Barclays Bank plc SPA) ø	1.48	12-1-2035	5,980,000	5,980,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Housing Development Authority Series D (Housing Revenue, Industrial and Commercial Bank of China Limited SPA) ø	1.75%	6-1-2030	$5,450,000	$5,450,000
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue)	4.13	7-1-2045	23,500,000	23,750,275
Michigan Strategic Fund Waste Management Incorporated Project (Resource Recovery Revenue)	1.45	8-1-2027	4,500,000	4,500,765
Pinckney MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	1,035,000	1,046,054
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	750,000	758,258
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,000,000	1,042,180
Walled Lake MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	6,020,000	6,089,290

				137,692,154

Minnesota: 0.37%
Apple Valley MN Senior Living LLC Project Series B (Health Revenue)	3.00	1-1-2019	650,000	655,922
Apple Valley MN Senior Living LLC Project Series B (Health Revenue)	3.00	1-1-2020	670,000	680,010
Apple Valley MN Senior Living LLC Project Series B (Health Revenue)	4.00	1-1-2021	695,000	726,532
Apple Valley MN Senior Living LLC Project Series B (Health Revenue)	4.00	1-1-2022	720,000	757,166
Duluth MN Housing and Redevelopment Authority Terex-Heritage Affordable Project (Housing Revenue)	1.67	12-1-2019	5,715,000	5,709,285
Minneapolis & St. Paul MN Housing & RDA Union Flats Apartments Project Series B (Housing Revenue)	2.75	2-1-2022	4,500,000	4,470,345
Minnesota HCFR Maple Grove Hospital Corporation (Health Revenue)	4.00	5-1-2020	500,000	523,905
Minnesota HCFR Maple Grove Hospital Corporation (Health Revenue)	4.00	5-1-2021	500,000	533,195
Minnesota HCFR Maple Grove Hospital Corporation (Health Revenue)	4.00	5-1-2022	500,000	541,250
Minnesota HCFR Maple Grove Hospital Corporation (Health Revenue)	5.00	5-1-2023	500,000	572,715
Minnesota HFA Series C (Housing Revenue)	1.60	8-1-2018	2,210,000	2,210,287
Todd County MN United Hospital District BAN Lakewood Health System Series A (Health Revenue)	1.30	12-1-2018	3,000,000	2,985,960

				20,366,572

Mississippi: 0.70%
Mississippi Business Finance Corporation Coast Electric Power Association (Utilities Revenue, National Rural Utilities Cooperative Finance SPA) øø	1.15	5-1-2037	4,508,000	4,502,500
Mississippi Development Bank Magnolia Regional Health Center Series 2011A (Health Revenue)	5.50	10-1-2018	595,000	607,882
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Series B2 (Health Revenue) 144Aøø	1.40	9-1-2022	3,350,000	3,349,665
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) ø144A	1.78	2-1-2022	30,000,000	30,000,000

				38,460,047

Missouri: 0.94%
Cape Girardeau County MO IDA South Eastern Health Series A (Health Revenue)	5.00	3-1-2019	615,000	634,760
Independence MO IDA Heritage House Apartments Project (Housing Revenue)	1.50	12-1-2018	8,700,000	8,700,609
Missouri HEFA Lutheran Senior Services (Health Revenue, Bank of America NA LOC) ø	1.45	2-1-2031	16,890,000	16,890,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Missouri (continued)
St. Louis MO Series 004 (Airport Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	1.94%	7-1-2026	$10,960,000	$10,960,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF1015 (Health Revenue, Deutsche Bank LIQ) ø144A	1.79	11-15-2048	14,805,000	14,805,000

				51,990,369

Nebraska: 0.29%
Nebraska Central Plains Energy Project Refunding Bond (Utilities Revenue, Royal Bank of Canada SPA)	5.00	8-1-2039	6,260,000	6,621,202
Nebraska Public Power Generation Agency Whelan Energy Center Series A (Utilities Revenue)	5.00	1-1-2018	2,050,000	2,050,000
Tender Option Bond Trust Receipts/Floater Certificates Series XM0184 (Airport Revenue, AGC Insured, Bank of America NA LIQ) ø144A	1.86	10-1-2033	7,500,000	7,500,000

				16,171,202

Nevada: 0.50%
Clark County NV Las Vegas McCarran International Airport Series 2010-F-2 (Airport Revenue, Union Bank NA LOC) ø	1.48	7-1-2022	21,100,000	21,100,000
Clark County Refunding Bond Series C (GO Revenue)	5.00	6-15-2020	4,250,000	4,579,800
Clark County Refunding Bond Series D (GO Revenue)	5.00	6-15-2020	1,040,000	1,120,704
Washoe County NV Sierra Pacific Power Company Project Series A (Utilities Revenue)	1.50	8-1-2031	850,000	842,325

				27,642,829

New Hampshire: 0.02%
New Hampshire Business Finance Authority Waste Management Incorporated Project (Resource Recovery Revenue)	2.13	8-1-2024	1,000,000	1,001,440

New Jersey: 3.83%
Beach Haven NJ BAN (GO Revenue)	2.00	5-11-2018	6,152,500	6,147,516
Burlington County NJ Bridge Commission Series C (Miscellaneous Revenue)	2.50	12-12-2018	4,800,000	4,840,080
Cherry Hill NJ BAN (GO Revenue)	3.00	10-16-2018	10,000,000	10,117,800
East Orange NJ Capital Improvement Series A (GO Revenue, AGM Insured)	4.00	6-1-2018	650,000	656,117
Flemington NJ BAN (GO Revenue)	2.25	1-16-2018	3,900,000	3,900,897
Monmouth County NJ BAN (GO Revenue)	2.25	4-27-2018	4,775,000	4,782,640
New Jersey Building Authority Unrefunded Bond Series A (Miscellaneous Revenue)	5.00	6-15-2018	910,000	922,158
New Jersey Building Authority Unrefunded Bond Series A (Miscellaneous Revenue)	5.00	6-15-2019	660,000	684,400
New Jersey EDA Cigarette Tax Refunding Bond (Tobacco Revenue)	5.00	6-15-2018	6,000,000	6,089,400
New Jersey EDA Refunding Bond Transportation Project Subordinate Lease Series A (Transportation Revenue)	5.00	5-1-2018	5,170,000	5,221,080
New Jersey EDA School Facilities Construction Notes Series BBB (Miscellaneous Revenue)	5.00	6-15-2021	5,000,000	5,378,050
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00	12-15-2018	2,285,000	2,347,632
New Jersey EDA School Facilities Construction Notes Series DDD (Miscellaneous Revenue)	5.00	6-15-2022	1,000,000	1,091,870
New Jersey EDA School Facilities Construction Notes Series PP (Miscellaneous Revenue)	5.00	6-15-2019	12,710,000	13,179,889
New Jersey EDA School Facilities Construction Notes Series XX (Miscellaneous Revenue)	5.00	6-15-2019	15,000,000	15,554,550

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey EDA Transportation Project Series B (Miscellaneous Revenue)	5.00%	11-1-2018	$3,500,000	$3,583,930
New Jersey EDA Transportation Project Series B (Miscellaneous Revenue)	5.00	11-1-2019	5,000,000	5,227,300
New Jersey EDA Transportation Project Series B (Miscellaneous Revenue)	5.00	11-1-2020	10,000,000	10,672,500
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	3.00	7-1-2018	1,000,000	1,003,470
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	4.00	7-1-2019	1,200,000	1,225,704
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	4.00	7-1-2020	1,965,000	2,033,441
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	5.00	7-1-2021	1,000,000	1,080,720
New Jersey Housing and Mortgage Finance Agency Series A (Housing Revenue)	1.35	11-1-2018	1,715,000	1,710,850
New Jersey Housing and Mortgage Finance Agency Series A (Housing Revenue)	1.50	11-1-2019	600,000	595,398
New Jersey Housing and Mortgage Finance Agency Series A (Housing Revenue)	1.75	11-1-2020	8,255,000	8,216,449
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	1.05	5-1-2018	1,900,000	1,897,815
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	12-15-2019	4,405,000	4,617,541
New Jersey TTFA Series A-1 (Transportation Revenue)	5.00	6-15-2019	5,400,000	5,599,638
New Jersey TTFA Series AA (Miscellaneous Revenue)	5.00	6-15-2020	1,600,000	1,694,080
New Jersey TTFA Series DC8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	1.99	12-15-2022	9,960,000	9,960,000
New Jersey Turnpike Authority Series C (SIFMA Municipal Swap +0.55%) (Transportation Revenue) ±	2.26	1-1-2018	10,000,000	10,000,000
New Jersey Turnpike Authority Series C-5 (1 Month LIBOR +0.46%) (Transportation Revenue) ±	1.56	1-1-2028	26,000,000	25,966,720
Paulsboro NJ BAN Series A (GO Revenue)	2.25	4-12-2018	1,517,000	1,518,896
Salem County NJ BAN (GO Revenue)	2.25	6-21-2018	3,920,000	3,925,958
Southampton NJ Board of Education Series A (GO Revenue)	2.25	6-28-2018	3,014,000	3,019,666
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0047 (Health Revenue, AGC Insured, Deutsche Bank LIQ) ø144A	2.05	7-1-2038	24,431,373	24,431,373
West Deptford NJ BAN (GO Revenue)	2.25	4-12-2018	2,495,415	2,498,534

				211,394,062

New Mexico: 0.98%
Farmington NM Public Service Company of New Mexico San Juan Project Series A (Utilities Revenue)	5.20	6-1-2040	1,000,000	1,078,870
New Mexico Mortgage Finance Authority South Shiprock Homes Project (Housing Revenue)	1.35	6-1-2020	1,400,000	1,393,406
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Series B (1 Month LIBOR +0.75%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.80	11-1-2039	41,155,000	41,119,195
New Mexico Municipal Energy Acquisition Authority Subordinate Series A (Utilities Revenue, Royal Bank of Canada SPA)	5.00	11-1-2039	9,915,000	10,390,424

				53,981,895

New York: 14.77%
Babylon NY IDA Covanta Babylon Series A (Industrial Development Revenue)	5.00	1-1-2018	2,500,000	2,500,000
Broome County NY Chenango Forks Central School District BAN (GO Revenue)	2.25	6-20-2018	17,858,484	17,909,738
Cayuga County NY Jordan-Elbridge Central School District BAN (GO Revenue)	2.25	6-28-2018	5,075,000	5,088,043
Chautauqua County NY Cassadaga Valley Central School District BAN Series A (GO Revenue)	2.25	7-17-2018	4,000,000	4,009,920
Chautauqua County NY Randolph Central School District BAN (GO Revenue)	2.25	6-20-2018	4,250,000	4,262,198
Franklin County NY Tupper Lake Central School District BAN (GO Revenue)	2.25	6-21-2018	4,085,000	4,096,561
Hornell Steuben County NY School District BAN (GO Revenue)	2.00	6-22-2018	11,330,000	11,341,217

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Ilion NY Housing Authority John Guy Prindle Apartments Project (Housing Revenue)	2.00%	7-1-2020	$3,250,000	$3,247,465
Island Park NY BAN (GO Revenue)	2.50	6-6-2018	2,950,000	2,957,995
Long Island NY Power Authority Electric System Series C (1 Month LIBOR +0.88%) (Utilities Revenue) ±	1.98	5-1-2033	10,000,000	10,014,200
Nassau County NY Interim Finance Authority Series B (Tax Revenue, Sumitomo Mitsui Banking SPA) ø	1.45	11-15-2021	9,600,000	9,600,000
Nassau County NY TAN Series B (GO Revenue)	3.00	9-18-2018	19,000,000	19,182,590
Nassau NY Health Care Corporation RAN (Health Revenue)	2.75	1-16-2018	15,260,000	15,262,289
New York Dormitory Authority Orange Regional Medical Center (Health Revenue) 144A	4.00	12-1-2018	1,400,000	1,420,174
New York Dormitory Authority Orange Regional Medical Center (Health Revenue) 144A	4.00	12-1-2019	1,500,000	1,541,715
New York Dormitory Authority Orange Regional Medical Center (Health Revenue) 144A	4.00	12-1-2020	1,000,000	1,040,700
New York Energy R&D Authority PCR Keyspan Generation Series A (Industrial Development Revenue, Ambac Insured) (m)	2.00	10-1-2028	1,300,000	1,300,000
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC) ø	1.48	11-1-2049	11,000,000	11,000,000
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC) ø	1.55	11-1-2049	7,000,000	7,000,000
New York Metropolitan Transportation Authority Refunding Bond Subordinate Series B-3A (SIFMA Municipal Swap +0.37%) (Tax Revenue) ±	2.08	11-1-2028	3,000,000	2,999,760
New York Metropolitan Transportation Authority Series B (1 Month LIBOR +0.55%) (Transportation Revenue) ±	1.60	11-1-2041	8,000,000	7,956,560
New York Metropolitan Transportation Authority Subordinate Series A-3 (SIFMA Municipal Swap +0.50%) (Transportation Revenue) ±	2.21	11-15-2042	10,000,000	9,991,100
New York Metropolitan Transportation Authority Subordinate Series D-2 (SIFMA Municipal Swap +0.45%) (Transportation Revenue) ±	2.16	11-15-2044	30,000,000	29,948,700
New York NY Adjusted Fiscal 2006 Subordinate Series F-3 (GO Revenue, Sumitomo Mitsui Banking LOC) ø	1.70	9-1-2035	23,700,000	23,700,000
New York NY Adjusted Fiscal 2008 Subordinate Series A-2 (GO Revenue, AGM Insured) (m)	1.90	8-1-2026	11,225,000	11,225,000
New York NY Adjusted Fiscal 2008 Subordinate Series A-3 (GO Revenue, AGM Insured) (m)	1.90	8-1-2026	4,200,000	4,200,000
New York NY Adjusted Fiscal 2008 Subordinate Series C-4 (GO Revenue, AGC Insured) (m)	1.95	10-1-2027	53,975,000	53,975,000
New York NY Adjusted Fiscal 2017 Subordinate Series A-5 (GO Revenue, Landesbank Hessen-Thüringen SPA) ø	1.85	8-1-2044	54,400,000	54,400,000
New York NY Fiscal 2012 Subordinate Series G-4 (GO Revenue, Citibank NA LOC) ø	1.78	4-1-2042	20,000,000	20,000,000
New York NY Fiscal 2017 Subordinate Series A-6 (GO Revenue, Landesbank Hessen-Thüringen SPA) ø	1.45	8-1-2044	13,855,000	13,855,000
New York NY Housing Development Corporation Series F (Housing Revenue) øø	1.00	11-1-2047	15,250,000	15,228,345
New York NY Housing Development Corporation Series G-2 (Housing Revenue)	2.00	11-1-2057	7,000,000	6,986,630
New York NY Housing Development Corporation Series I-2-B (Housing Revenue)	1.85	5-1-2021	16,050,000	16,068,137
New York NY Municipal Water Authority Series BB-1 (Water & Sewer Revenue, State Street Bank & Trust Company SPA) ø	1.43	6-15-2049	7,000,000	7,000,000
New York NY Municipal Water Finance Authority Adjusted Fiscal 2013 Subordinate Series AA-2 (Water & Sewer Revenue, Bank of Tokyo-Mitsubishi SPA) ø	1.76	6-15-2046	29,215,000	29,215,000
New York NY Municipal Water Finance Authority Adjusted Fiscal 2017 Subordinate Series BB (Water & Sewer Revenue, State Street Bank & Trust Company SPA) ø	1.43	6-15-2049	26,000,000	26,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	21

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York NY Series A-6 (SIFMA Municipal Swap +0.50%) (GO Revenue) ±	2.21%	8-1-2031	$39,950,000	$39,945,206
New York NY Series J Subordinate Series J-2 (GO Revenue, AGM Insured) (m)	1.85	6-1-2036	22,900,000	22,900,000
New York NY Series J Subordinate Series J-3 (GO Revenue, AGM Insured) (m)	1.95	6-1-2036	35,800,000	35,800,000
New York NY Series J-4 (SIFMA Municipal Swap +0.55%) (GO Revenue) ±	2.26	8-1-2025	10,880,000	10,879,782
New York NY Subordinate Series B-3 (GO Revenue, Citibank NA LOC) ø	1.78	4-1-2042	25,325,000	25,325,000
New York NY Subordinate Series C-4 (GO Revenue, AGM Insured) (m)	2.10	1-1-2032	1,025,000	1,025,000
New York NY Subordinate Series I-3 (GO Revenue, Bank of America NA LOC) ø	1.43	4-1-2036	16,050,000	16,050,000
New York NY Transitional Finance Authority Fiscal 2003 Subordinate Series A-3 (Tax Revenue, Bank of Tokyo-Mitsubishi LOC) ø	1.76	11-1-2029	8,700,000	8,700,000
New York NY Transitional Finance Authority NYC Recovery Series 3 Subordinate Series 3D (Tax Revenue, Dexia Credit Local SPA) ø	1.50	11-1-2022	29,360,000	29,360,000
New York NY Transitional Finance Authority Subordinate Series 2-E (Tax Revenue, Dexia Credit Local SPA) ø	1.50	11-1-2022	15,425,000	15,425,000
New York NY Transitional Finance Authority Subordinate Series A-3 (Tax Revenue, Dexia Credit Local SPA) ø	1.82	8-1-2023	8,600,000	8,600,000
New York Thruway Authority Series II (Transportation Revenue, National Insured)	5.00	1-1-2020	8,940,000	8,962,708
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project (Airport Revenue)	5.00	8-1-2018	11,000,000	11,180,730
New York Triborough Bridge And Tunnel Authority Series A (Transportation Revenue, TD Bank NA LOC) ø	1.45	11-1-2035	8,355,000	8,355,000
Onondaga County NY Lafayette Central School District RAN (GO Revenue)	2.25	6-22-2018	4,000,000	4,011,240
Onondaga County NY West Genesee Central School District BAN Series A (GO Revenue)	2.25	7-6-2018	3,515,305	3,524,937
Oyster Bay NY BAN Series A (GO Revenue)	3.50	6-1-2018	2,000,000	2,008,980
Oyster Bay NY BAN Series B (GO Revenue)	3.50	2-2-2018	2,250,000	2,252,430
Oyster Bay NY Public Improvement Series A (GO Revenue, AGM Insured)	3.00	3-1-2018	4,235,000	4,243,258
Oyster Bay NY Public Improvement Series C (GO Revenue)	2.50	6-1-2018	2,750,000	2,751,568
Oyster Bay NY RAN (GO Revenue)	2.50	2-23-2018	3,200,000	3,201,536
Suffolk County NY Amityville Union Free School District BAN (GO Revenue)	2.25	6-22-2018	2,110,000	2,116,942
Suffolk County NY Public Improvement Serial Bonds Series B (GO Revenue, Build America Mutual Assurance Company Insured)	2.00	10-15-2019	880,000	882,138
Suffolk County NY TAN (GO Revenue)	2.50	7-25-2018	55,000,000	55,214,500
Tonawanda Erie County NY BAN (GO Revenue)	2.25	6-7-2018	5,817,000	5,831,135
Ulster County NY Ellenville Central School District BAN (GO Revenue)	2.25	6-29-2018	10,350,000	10,375,772
Wayne County NY Sodus Central School District BAN (GO Revenue)	2.25	6-19-2018	5,500,000	5,515,730
Yonkers NY Series D (GO Revenue)	4.00	8-1-2018	3,135,000	3,177,511
Yonkers NY Series E (GO Revenue)	4.00	9-1-2018	1,225,000	1,243,914

				814,384,054

North Carolina: 1.17%
Charlotte-Mecklenburg NC Hospital Authority Carolinas Health Care System Series 2007-E (Health Revenue, TD Bank NA LOC, AGM Insured) ø	1.30	1-15-2044	1,200,000	1,200,000
Durham NC Housing Authority Morreene Road Apartments Project (Housing Revenue)	1.85	1-1-2021	4,000,000	3,996,120
Gastonia NC Housing Authority Cameron Courts & Weldon Heights Apartments (Housing Revenue)	1.78	11-1-2020	10,500,000	10,477,320
Gastonia NC Housing Authority Linwood Terrace Apartments (Housing Revenue)	1.78	11-1-2020	5,000,000	4,989,200
Gastonia NC Housing Authority Mountain View Apartments (Housing Revenue)	1.78	11-1-2020	4,750,000	4,739,740
North Carolina Capital Finance Republic Services Incorporated Project Series 2013 (Resource Recovery Revenue) øø	1.45	6-1-2038	12,500,000	12,503,375

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

North Carolina (continued)
North Carolina HFA Weaver Investment Company Rural Development Portfolio Series A (Housing Revenue)	1.50%	12-1-2018	$12,800,000	$12,789,376
North Carolina Medical Care Commission FirstHealth of the Carolinas Series A (Health Revenue, Branch Banking & Trust SPA) ø	1.50	10-1-2028	13,570,000	13,570,000

				64,265,131

Ohio: 2.20%
Allen County OH Mercy Health Hospital Series A (Health Revenue)	5.00	8-1-2021	3,575,000	3,942,188
Cleveland OH Airport System Series D (Airport Revenue, U.S. Bank NA LOC) ø	1.70	1-1-2024	11,480,000	11,480,000
Cuyahoga OH Metropolitan Housing Authority Carver Park Phase I Project (Housing Revenue)	1.00	9-1-2019	7,000,000	6,963,740
Franklin County OH Sawyer and Trevitt Project (Housing Revenue)	1.30	6-1-2020	4,000,000	3,981,160
Lancaster OH Port Authority (1 Month LIBOR +0.55%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.60	8-1-2018	4,000,000	3,999,920
Lancaster OH Port Authority (1 Month LIBOR +0.72%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.77	5-1-2038	9,585,000	9,591,134
Mahoning County OH (GO Revenue)	1.25	1-24-2018	1,480,000	1,479,926
Mahoning County OH (GO Revenue)	2.00	9-24-2018	3,960,000	3,971,444
Newark OH BAN (GO Revenue)	2.25	5-8-2018	2,700,000	2,704,563
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue)	3.95	11-1-2032	450,000	198,986
Ohio Air Quality Development Authority FirstEnergy Generation Series A (Utilities Revenue)	3.75	12-1-2023	17,635,000	7,800,842
Ohio Air Quality Development Authority FirstEnergy Generation Series A (Utilities Revenue)	5.70	8-1-2020	10,290,000	4,549,826
Ohio American Municipal Power Incorporated (Utilities Revenue)	2.25	3-27-2018	3,968,486	3,976,383
Ohio Higher Educational Facility John Carroll University Project (Education Revenue)	2.25	9-1-2033	1,200,000	1,203,912
Ohio University Hospital Health System Series B (Health Revenue) ø	1.75	1-15-2033	24,520,000	24,520,000
Ohio University Hospital Health System Series B (Health Revenue) ø	1.75	1-15-2045	13,000,000	13,000,000
Ohio Water Development Authority Pollution Control FirstEnergy Nuclear Generation Project Series A (Industrial Development Revenue)	3.75	7-1-2033	1,000,000	442,160
Ohio Water Development Authority Pollution Control FirstEnergy Nuclear Generation Project Series B (Water & Sewer Revenue)	4.00	12-1-2033	9,575,000	4,235,214
Ohio Water Development Authority Pollution Control FirstEnergy Nuclear Generation Project Series C (Industrial Development Revenue)	4.00	6-1-2033	3,290,000	1,455,233
Ohio Water Development Authority Series B (SIFMA Municipal Swap +0.22%) (Water & Sewer Revenue) ±	1.93	12-1-2020	3,950,000	3,948,499
Scioto County OH Southern Ohio Medical Center (Miscellaneous Revenue)	5.50	2-15-2028	3,000,000	3,013,890
Springboro OH BAN (GO Revenue)	2.00	1-26-2018	5,050,000	5,050,960

				121,509,980

Oklahoma: 0.38%
Carter County OK Independent School District (GO Revenue)	0.90	3-1-2018	500,000	498,965
Cleveland County OK Detention Facilities Project (Tax Revenue)	3.00	3-1-2018	1,000,000	1,002,390
Cleveland County OK Detention Facilities Project (Tax Revenue)	3.00	3-1-2019	1,505,000	1,528,252
Garfield County OK Independent School District #42 Series A (GO Revenue)	0.95	6-1-2018	500,000	497,200
Oklahoma Capitol Improvement Authority Higher Education Projects Series A (Miscellaneous Revenue)	5.00	7-1-2018	2,225,000	2,263,893
Oklahoma County OK Independent School District (GO Revenue)	1.75	7-1-2019	1,110,000	1,103,440

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma (continued)
Oklahoma County OK Independent School District (GO Revenue)	1.75%	7-1-2020	$1,215,000	$1,199,023
Oklahoma HFA Savanna Landing Apartments (Housing Revenue)	0.85	7-1-2019	2,500,000	2,493,125
Oklahoma Independent School District #52 Series A (GO Revenue) %%	2.50	1-1-2020	3,035,000	3,062,133
Oklahoma Independent School District Certificates of Participation (GO Revenue)	1.30	6-29-2018	7,430,000	7,397,159

				21,045,580

Oregon: 0.23%
Oregon Facilities Authority Peace Health Hospitals Series A (Health Revenue, U.S. Bank NA LOC) ø	1.65	8-1-2034	12,500,000	12,500,000

Pennsylvania: 4.77%
Allegheny County PA Hospital Development Authority Series E (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) ø144A	1.40	4-1-2022	10,000,000	10,000,000
Beaver County PA IDA Pollution Control FirstEnergy Generation Project Series B (Industrial Development Revenue)	4.25	10-1-2047	5,000,000	4,920,650
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Project Series B (Industrial Development Revenue)	3.50	12-1-2035	3,025,000	1,337,564
Chester County PA HEFA Immaculata University Project (Education Revenue)	3.00	11-1-2018	400,000	398,208
Chester County PA HEFA Immaculata University Project (Education Revenue)	4.00	11-1-2019	655,000	657,836
Chester County PA HEFA Immaculata University Project (Education Revenue)	5.00	11-1-2020	705,000	726,298
Chester County PA HEFA Immaculata University Project (Education Revenue)	5.00	11-1-2021	740,000	767,047
Cumberland County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-1 (Education Revenue) øø	2.00	5-1-2044	1,500,000	1,480,800
Indiana County PA IDA Residential Revival Indiana Student Housing Project at University of Pennsylvania Series A (Housing Revenue)	1.55	4-1-2019	10,000,000	9,933,600
Luzerne County PA RAN (GO Revenue) %%	3.00	6-29-2018	3,000,000	3,010,290
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program (Education Revenue)	1.85	11-1-2035	2,000,000	2,000,000
Montgomery County PA Higher Education and Health Authority Presbytery Homes Incorporated Project (Health Revenue)	2.00	12-1-2018	570,000	573,186
Montgomery County PA Higher Education and Health Authority Presbytery Homes Incorporated Project (Health Revenue)	2.00	12-1-2019	735,000	740,784
Montgomery County PA Higher Education and Health Authority Presbytery Homes Incorporated Project (Health Revenue)	2.00	12-1-2020	650,000	653,666
Montgomery County PA Higher Education and Health Authority Presbytery Homes Incorporated Project (Health Revenue)	3.00	12-1-2021	715,000	742,856
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue)	2.50	10-1-2030	3,000,000	3,010,380
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue)	2.60	3-1-2034	5,000,000	5,020,400
North Pennsylvania Water Authority (1 Month LIBOR +0.35%) (Water & Sewer Revenue) ±	1.40	11-1-2018	700,000	698,376
North Pennsylvania Water Authority (1 Month LIBOR +0.41%) (Water & Sewer Revenue) ±	1.46	11-1-2019	1,000,000	995,620
North Pennsylvania Water Authority (1 Month LIBOR +0.50%) (Water & Sewer Revenue) ±	1.55	11-1-2024	5,000,000	4,983,750
Pennsylvania (GO Revenue)	5.00	1-15-2020	16,430,000	17,447,839
Pennsylvania Economic Development Financing Authority Tapestry Moon Senior Housing Project Series A (Health Revenue) øø	2.25	12-1-2053	20,000,000	20,000,000
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) øø	1.20	6-1-2044	8,000,000	8,000,000

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) øø	1.20%	8-1-2045	$22,500,000	$22,497,525
Pennsylvania HEFA Association of Independent Colleges and Universities of Pennsylvania Financing Program Series T-2 (Education Revenue) øø	1.50	5-1-2030	2,215,000	2,211,500
Pennsylvania HEFA Association of Independent Colleges and Universities of Pennsylvania Financing Program Series T-3 (Education Revenue) øø	2.25	5-1-2033	5,000,000	4,960,650
Pennsylvania HEFA Association of Independent Colleges and Universities of Pennsylvania Financing Program Series T-4 (Education Revenue)	1.35	5-1-2034	2,500,000	2,494,675
Pennsylvania HEFA Independent Colleges Series I4 (Education Revenue)	1.50	11-1-2031	5,800,000	5,789,154
Pennsylvania HEFA Wilkes University Project Series A (Education Revenue)	4.00	3-1-2020	735,000	771,669
Pennsylvania HEFA Wilkes University Project Series A (Education Revenue)	5.00	3-1-2021	500,000	549,265
Pennsylvania HEFAR BAN Series C-1B (Housing Revenue)	0.88	2-1-2018	2,800,000	2,797,284
Pennsylvania HEFAR Thomas Jefferson University Series B (Education Revenue) ø	1.95	9-1-2045	12,075,000	12,075,000
Pennsylvania HEFAR University of Pennsylvania Health System Series A (Health Revenue, Bank of America NA LOC) ø	1.35	1-1-2038	500,000	500,000
Pennsylvania HFA Courtyard Preservation Project (Housing Revenue)	1.85	12-1-2019	17,145,000	17,156,830
Pennsylvania Turnpike Commission Series A-2 (1 Month LIBOR +0.70%) (Transportation Revenue) ±	1.80	12-1-2018	5,000,000	5,007,200
Pennsylvania Turnpike Commission Series B-1 (SIFMA Municipal Swap +0.60%) (Transportation Revenue) ±	2.31	12-1-2018	19,000,000	19,028,880
Philadelphia PA Hospital and Higher Education Facilities Authority (Health Revenue)	5.00	7-1-2019	1,000,000	1,038,540
Philadelphia PA Hospital and Higher Education Facilities Authority (Health Revenue)	5.00	7-1-2020	1,000,000	1,059,590
Philadelphia PA Authority For Industrial Development Thomas Jefferson University Series B (Education Revenue) ø	1.95	9-1-2050	24,565,000	24,565,000
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	1,880,000	1,916,566
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2019	1,250,000	1,309,888
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2019	1,000,000	1,047,910
Pittsburgh PA Housing Authority East Liberty Phase II Apartments (Housing Revenue)	1.40	10-1-2021	3,500,000	3,470,075
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (Water & Sewer Revenue, AGM Insured) ±	1.74	9-1-2040	15,000,000	14,953,800
Quakertown PA Health Facilities Authority Series A (Health Revenue)	3.13	7-1-2021	3,250,000	3,252,113
Scranton PA RAN (GO Revenue) 144A%%	2.90	12-15-2018	6,375,000	6,203,130
Scranton PA School District Series A (GO Revenue)	5.00	6-1-2019	500,000	518,485
Scranton PA School District Series A (GO Revenue)	5.00	6-1-2020	635,000	671,601
Scranton PA School District Series B (GO Revenue)	4.00	6-1-2018	500,000	503,715
Scranton PA School District Series B (GO Revenue)	5.00	6-1-2020	540,000	571,126
Sctanton PA (GO Revenue)	5.00	9-1-2018	1,000,000	1,015,570
Sctanton PA (GO Revenue)	5.00	9-1-2019	2,100,000	2,175,516
Upper Darby PA School District (GO Revenue)	4.00	5-1-2018	700,000	705,635
Warwick PA School District (GO Revenue)	4.00	2-15-2018	1,250,000	1,253,788
Warwick PA School District (GO Revenue)	4.00	2-15-2019	1,025,000	1,052,798
Westmoreland County PA IDA Excela Health Project (Health Revenue)	5.00	7-1-2018	1,650,000	1,677,275

				262,900,903

Rhode Island: 0.22%
Providence RI RDA Public Safety Building Project Series A (Miscellaneous Revenue)	4.00	4-1-2018	3,025,000	3,041,275
Rhode Island HEFA Refunding Bond Providence Financing Program (Education Revenue, AGM Insured)	3.00	5-15-2018	1,535,000	1,542,798

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	25

Security name	Interest rate	Maturity date	Principal	Value

Rhode Island (continued)
Rhode Island Housing and Mortgage Finance Corporation Series 4-A (Housing Revenue)	1.85%	4-1-2056	$2,500,000	$2,500,000
Rhode Island Housing and Mortgage Finance Corporation Series 66-B (SIFMA Municipal Swap +0.70%) (Housing Revenue) ±	2.41	10-1-2045	4,400,000	4,400,000
Rhode Island Student Loan Authority AMT Program Senior Series A (Education Revenue)	5.00	12-1-2019	750,000	787,058

				12,271,131

South Carolina: 1.63%
Berkeley County SC IDA Nucor Corporation Project (Industrial Development Revenue) ø	1.60	4-1-2030	5,000,000	5,000,000
Columbia SC Waterworks (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC) ø	1.71	2-1-2038	8,075,000	8,075,000
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2018	500,000	500,080
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	4.00	4-1-2019	85,000	85,965
Piedmont SC Municipal Power Agency Prerefunded Bond Series A-3 (Utilities Revenue)	5.25	1-1-2019	1,580,000	1,580,000
Piedmont SC Municipal Power Agency Unrefunded Bond Series A-3 (Utilities Revenue)	5.25	1-1-2019	4,140,000	4,140,000
South Carolina EDA Brashier Charter LLC Project (Education Revenue, SunTrust Bank LOC) ø	1.78	12-1-2038	6,680,000	6,680,000
South Carolina HFA West Greenville Project (Housing Revenue)	1.00	4-1-2019	7,600,000	7,592,020
South Carolina Housing Finance and Development Authority Waters at Longcreek (Housing Revenue)	1.60	12-1-2019	9,075,000	9,075,363
Spartanburg County SC School District #7 BAN (GO Revenue)	5.00	11-15-2018	45,575,000	46,944,073

				89,672,501

Tennessee: 1.68%
Hamilton County TN Industrial Development Board Jaycee Tower Apartments Project (Housing Revenue)	1.37	7-1-2020	5,500,000	5,487,295
Memphis TN HEFA Ashland Lakes II Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC) ø	1.72	5-1-2043	11,500,000	11,500,000
Metropolitan Government of Nashville & Davidson County TN Industrial Development Board (Resource Recovery Revenue)	1.45	8-1-2031	6,500,000	6,501,105
Nashville & Davidson County TN HEFA Twelfth & Wedgewood Apartments Project (Housing Revenue, HUD Insured)	1.80	12-1-2020	1,500,000	1,500,855
Nashville TN HEFA The Paddock at Grandview Apartments Project (Housing Revenue)	0.95	5-1-2018	16,500,000	16,474,755
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	1.30	6-1-2042	51,355,000	51,355,000

				92,819,010

Texas: 10.22%
Alamo TX Community College District (Education Revenue)	3.00	11-1-2046	4,090,000	4,167,424
Austin TX Affordable Housing Public Facility Corporation Pathways at Georgian Manor (Housing Revenue)	1.15	11-1-2019	14,040,000	14,026,943
Bexar County TX Northside Independent School District (GO Revenue)	1.35	6-1-2033	2,000,000	1,997,120
Cypress-Fairbanks TX Independent School District Series A-1 (GO Revenue)	2.00	2-15-2027	7,000,000	7,014,490
Cypress-Fairbanks TX Independent School District Series A-2 (GO Revenue)	2.50	2-15-2036	17,000,000	17,185,810
Cypress-Fairbanks TX Independent School District Series A-3 (GO Revenue)	3.00	2-15-2043	2,900,000	3,013,709

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Dallas Performing Arts Cultural Facilities Corporation Project Series A (Miscellaneous Revenue, Bank of America NA LOC) ø	1.73%	9-1-2041	$3,220,000	$3,220,000
Dallas TX Independent High School District (GO Revenue)	1.50	2-15-2034	4,375,000	4,368,044
Dallas TX Refunding Bond (GO Revenue)	5.00	2-15-2019	6,135,000	6,368,314
Del Rio TX Housing Facility Corporation (Housing Revenue)	1.35	6-1-2021	2,500,000	2,488,025
Denton TX Independent School District Unlimited Tax School Building Bond Series 2013 (GO Revenue)	2.00	8-1-2043	2,530,000	2,539,488
Donna TX International Toll Bridge (Transportation Revenue)	6.25	2-15-2037	21,350,000	21,895,066
Fort Bend TX Series B (GO Revenue)	1.35	8-1-2040	2,000,000	1,985,740
Galveston TX Dickinson Independent High School District (GO Revenue)	1.35	8-1-2037	4,585,000	4,552,309
Goose Creek TX Independent School District Series B (GO Revenue)	1.18	2-15-2035	10,000,000	9,900,000
Grapevine-Colleyville TX Independent School District Series B (GO Revenue)	2.00	8-1-2036	8,500,000	8,609,225
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-2 (GO Revenue)	1.40	2-15-2040	5,200,000	5,174,676
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-3 (GO Revenue)	1.40	2-15-2044	10,750,000	10,705,925
Harris County TX Cypress-Fairbanks Independent High School Series B-1 (GO Revenue)	0.90	2-15-2040	12,180,000	12,123,363
Harris County TX Industrial Development Corporation Deer Park Refining Limited Partnership Project (Resource Recovery Revenue)	4.70	5-1-2018	15,000,000	15,137,100
Houston TX Independent School District (GO Revenue)	1.45	6-1-2029	20,000,000	19,882,200
Houston TX Independent School District Series 1A (GO Revenue)	3.00	6-1-2039	5,580,000	5,610,634
Houston TX Independent School District Series B (GO Revenue)	1.70	6-1-2036	2,000,000	2,000,380
Matagorda County TX Navigation District Central Power and Light Company Project (Industrial Development Revenue)	1.75	5-1-2030	6,750,000	6,644,295
Midland County TX PFFA Compass Pointe Apartments (Housing Revenue)	1.25	3-1-2018	7,000,000	6,998,600
Midlothian TX Independent School District Series B (GO Revenue)	2.50	8-1-2052	6,500,000	6,531,200
Mission TX Economic Development Corporation Republic Services Incorporated Project (Resource Recovery Revenue) øø	1.22	1-1-2026	5,000,000	4,999,700
New Hope TX Cultural Education Facilities Finance Corporation MRC Crestview Project (Health Revenue)	1.75	11-15-2018	500,000	497,945
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Revenue Project Series A (Housing Revenue)	3.25	8-1-2019	15,720,000	15,729,904
New Hope TX ECFA Collegiate Housing Commerce LLC at Texas A&M University Series A (Housing Revenue)	1.00	2-1-2018	2,000,000	1,998,900
North East TX Independent School District Series A (GO Revenue)	2.00	8-1-2042	25,365,000	25,414,208
North East TX Independent School District Series B (GO Revenue)	1.42	8-1-2040	1,440,000	1,431,014
North Texas Tollway Authority Prerefunded Bond (Miscellaneous Revenue)	5.63	1-1-2033	3,460,000	3,460,000
North TX Tollway Authority Series F (Transportation Revenue)	5.75	1-1-2033	23,450,000	23,450,000
North TX Tollway Authority Series F (Transportation Revenue)	5.75	1-1-2038	32,000,000	32,000,000
Northside TX Independent School District Building Project (GO Revenue)	2.00	8-1-2044	2,610,000	2,617,673
Northside TX Independent School District Building Project (GO Revenue)	2.00	6-1-2046	1,450,000	1,452,842
Northside TX Independent School District Building Project (GO Revenue)	2.13	8-1-2040	1,870,000	1,870,823
Northside TX Independent School District Series A (GO Revenue)	2.00	6-1-2039	27,055,000	27,144,823
Odessa TX Housing Finance Corporation 87th Street Apartments Project (Housing Revenue, FHA Insured)	1.43	12-1-2020	8,000,000	8,000,320
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B (Resource Recovery Revenue) ø	1.45	4-1-2040	26,530,000	26,530,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	1.45	11-1-2040	7,000,000	7,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	27

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Port Arthur TX Navigation District Motiva Enterprises LLC Project Subordinate Series D (Resource Recovery Revenue) ø	1.45%	11-1-2040	$15,000,000	$15,000,000
San Antonio TX Electric and Gas Systems Refunding Bond Series B (Utilities Revenue)	2.00	2-1-2033	14,250,000	14,433,683
San Antonio TX Housing Trust Finance Corporation Freedom Hills Ranch Apartments Project (Housing Revenue)	1.00	1-1-2018	12,650,000	12,650,000
San Antonio TX Series A (Utilities Revenue)	2.25	2-1-2033	20,000,000	20,183,200
San Antonio TX Series C (Utilities Revenue)	2.00	12-1-2027	3,380,000	3,387,943
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Bond Series A (Health Revenue)	4.00	11-15-2018	500,000	507,675
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Bond Series A (Health Revenue)	4.00	11-15-2019	510,000	525,361
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	4.00	11-15-2018	500,000	507,675
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	4.00	11-15-2019	710,000	731,385
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) ø144A	1.94	11-15-2029	30,400,000	30,400,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0058 (Health Revenue, Deutsche Bank LIQ) ø144A	1.78	8-15-2027	4,985,000	4,985,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XM0560 (Transportation Revenue, Bank of America NA LIQ) ø144A	0.54	1-1-2048	2,485,000	2,485,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XM0561 (Transportation Revenue, Bank of America NA LIQ) ø144A	0.54	1-1-2048	3,690,000	3,690,000
Texas Affordable Housing Corporation Palladium Glenn Heights Apartments (Housing Revenue)	1.90	12-1-2020	1,200,000	1,200,324
Texas Bravos River Authority Houston Lighting & Power Company Project (Industrial Development Revenue, Ambac Insured)	5.05	11-1-2018	1,000,000	1,029,070
Texas Department of Housing and Community Affairs (Housing Revenue)	1.80	12-1-2020	2,500,000	2,496,250
Texas Northside Independent School District (GO Revenue)	1.45	6-1-2047	4,000,000	3,968,040
Texas Tollway Authority Series C (Transportation Revenue)	1.95	1-1-2038	1,535,000	1,535,031
Texas Tollway Authority Series D (Transportation Revenue, Royal Bank of Canada LOC) ø	1.46	1-1-2049	1,500,000	1,500,000
Texas Transportation Commission State Highway Fund Series B-1 (Miscellaneous Revenue, Sumitomo Mitsui Banking LIQ) ø	1.42	4-1-2032	7,000,000	7,000,000
Texas Veterans Bond Series B (GO Revenue, FHLB SPA) ø	1.48	6-1-2046	10,010,000	10,010,000
Texas Veterans Bond Series D (Miscellaneous Revenue, FHLB SPA) ø	1.48	6-1-2045	19,480,000	19,480,000
University of Texas Board of Regents Series C (Education Revenue)	5.00	8-15-2020	5,000,000	5,425,800
University of Texas Board of Regents Series C (Education Revenue)	5.00	8-15-2021	8,925,000	9,950,393
Williamson County TX (GO Revenue)	1.45	8-15-2034	2,600,000	2,589,834

				563,409,896

Vermont: 0.01%
Burlington VT Airport Refunding Bond Series 2012B (Airport Revenue)	3.50	7-1-2018	795,000	801,129

Virginia: 1.20%
Charles City VA EDA Solid Waste Disposal Waste Management Incorporated (Resource Recovery Revenue)	1.60	8-1-2027	10,000,000	10,005,700
Chesapeake VA EDA Electric and Power Company Series 2008A (Utilities Revenue)	1.75	2-1-2032	30,000,000	30,096,900
Colonial Heights VA EDA Colonial Ridge Apartments Series A (Housing Revenue)	1.80	1-1-2020	10,000,000	9,989,700

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Virginia (continued)
Fairfax County VA EDA Smithsonian Institution Series A (Miscellaneous Revenue, Northern Trust Company SPA) ø	1.70%	12-1-2033	$2,500,000	$2,500,000
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2018	1,500,000	1,523,715
Prince William County VA IDA Glen Arbor Apartments Project Series A (Housing Revenue)	1.35	7-1-2019	10,500,000	10,472,280
Prince William County VA IDA Glen Arbor Apartments Project Series B (Housing Revenue)	1.30	7-1-2019	1,600,000	1,590,512

				66,178,807

Washington: 0.34%
Grays Harbor County WA Public Hospital District #1 (Health Revenue)	3.00	8-1-2019	7,630,000	7,628,703
Washington HCFR Series XF2035 (Health Revenue, Morgan Stanley Bank LIQ) ø144A	2.11	10-1-2036	8,155,000	8,155,000
Washington HCFR Central Washington Health Service Association (Health Revenue)	7.00	7-1-2039	3,000,000	3,229,920

				19,013,623

West Virginia: 0.31%
Mason County WV PCR Appalachian Power Company Series L (Industrial Development Revenue)	1.63	10-1-2022	16,400,000	16,364,233
West Virginia EDA Solid Waste Disposal Facilities Appalachian Power Company Series A (Utilities Revenue)	1.70	1-1-2041	1,000,000	983,570

				17,347,803

Wisconsin: 1.92%
Appleton WI RDA Fox Cities Performing Arts Center Project Series B (Miscellaneous Revenue, JPMorgan Chase & Company LOC) ø	1.48	6-1-2036	9,700,000	9,700,000
Mequon-Thiensville WI School District RAN Series R-1 (Education Revenue)	1.50	2-22-2018	1,750,000	1,750,700
Milwaukee WI RAN Series M-11 (Miscellaneous Revenue)	5.00	9-27-2018	41,440,000	42,529,043
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0127 (Health Revenue, JPMorgan Chase & Company LIQ) ø144A	1.89	10-1-2020	4,875,000	4,875,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF1028 (Health Revenue, Deutsche Bank LIQ) ø144A	1.78	11-15-2044	10,880,000	10,880,000
Waukesha County WI Series D (Miscellaneous Revenue)	2.00	7-1-2018	4,165,000	4,169,790
Wisconsin Health and Educational Facilities Authority ThedaCare Incorporated Series A (Health Revenue)	5.25	12-15-2018	1,120,000	1,158,595
Wisconsin Health and Educational Facilities Authority ThedaCare Incorporated Series B (Health Revenue)	4.50	12-15-2018	2,755,000	2,830,542
Wisconsin Health and Educational Facilities Authority Tomah Memorial Hospital Series A (Health Revenue)	2.65	11-1-2020	4,000,000	3,957,960
Wisconsin HEFA Ascension Senior Credit Group Series B-5 (Health Revenue)	1.38	11-15-2038	1,620,000	1,603,152
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue)	3.00	12-1-2018	650,000	658,073
Wisconsin Housing and Economic Development Authority Series A (Housing Revenue)	1.95	11-1-2047	6,225,000	6,225,623
Wisconsin Public Finance Authority Guilford College (Education Revenue)	5.00	1-1-2020	625,000	655,213
Wisconsin Public Finance Authority Series A-2 (Resource Recovery Revenue) øø	1.25	10-1-2025	15,000,000	14,976,900

				105,970,591

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	29

Security name	Interest rate	Maturity date	Principal	Value

Wyoming: 0.47%
Converse County WY Pollution Control PacifiCorp Projects (Utilities Revenue) ø	1.54%	12-1-2020	$16,485,000	$16,485,000
Gillette WY Customized Purchase Pollution Control Series 1988 (Industrial Development Revenue) ø	1.82	1-1-2018	9,200,000	9,200,000

				25,685,000

Total Municipal Obligations (Cost $5,242,453,152)				5,221,885,255

Other: 2.45%
Branch Banking & Trust Municipal Investment Trust Various States Class C (SIFMA Municipal Swap +1.05%) 144A±§	2.76	12-31-2019	9,600,000	9,598,176
Eaton Vance California Municipal Income Trust Preferred Shares 144Aøø§	3.21	9-1-2019	16,975,000	16,976,019
Eaton Vance Massachusetts Municipal Bond Fund Institutional MuniFund Term Preferred Shares (SIFMA Municipal Swap +1.00%) 144A±§	2.71	7-1-2019	6,475,000	6,474,547
Eaton Vance Municipal Bond Fund 2 Institutional MuniFund Term Preferred Shares (SIFMA Municipal Swap +1.05%) 144A±§	2.76	7-1-2019	9,950,000	9,949,105
Eaton Vance Pennsylvania Municipal Bond Fund Institutional MuniFund Term Preferred Shares (SIFMA Municipal Swap +1.00%) 144A±	2.71	7-1-2019	6,000,000	5,999,580
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares 144Aøø§	1.84	6-1-2040	35,000,000	35,000,000
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares 144Aøø§	2.01	10-1-2047	20,000,000	20,000,000
Nuveen New York Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares 144Aøø	1.98	5-1-2047	31,000,000	31,000,000

Total Other (Cost $135,000,000)				134,997,427

	Yield		Shares
Short-Term Investments: 1.77%

Investment Companies: 1.77%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##	1.49		97,460,344	97,567,551

Total Short-Term Investments (Cost $97,566,218)				97,567,551

Total investments in securities (Cost $5,475,019,370)	98.89%	5,454,450,233
Other assets and liabilities, net	1.11	61,052,044

Total net assets	100.00%	$5,515,502,277

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

±	Variable rate investment. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

§	The security is subject to a demand feature which reduces the effective maturity.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2017 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	60,013,304	993,259,004	955,811,964	97,460,344	$28,435	$(1,130)	$315,571	$97,567,551	1.77%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	31

Assets
Investments in unaffiliated securities, at value (cost $5,377,453,152)	$5,356,882,682
Investments in affiliated securities, at value (cost $97,566,218)	97,567,551
Cash	8,806,334
Receivable for investments sold	121,575,821
Receivable for Fund shares sold	19,665,041
Receivable for interest	25,347,875
Prepaid expenses and other assets	29,593

Total assets	5,629,874,897

Liabilities
Payable for Fund shares redeemed	93,067,758
Payable for investments purchased	17,477,508
Management fee payable	1,222,415
Dividends payable	1,210,583
Administration fees payable	488,431
Distribution fee payable	13,349
Trustees’ fees and expenses payable	2,113
Accrued expenses and other liabilities	890,463

Total liabilities	114,372,620

Total net assets	$5,515,502,277

NET ASSETS CONSIST OF
Paid-in capital	$5,544,750,015
Overdistributed net investment income	(483,889)
Accumulated net realized losses on investments	(8,194,712)
Net unrealized losses on investments	(20,569,137)

Total net assets	$5,515,502,277

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$816,983,743
Shares outstanding – Class A1	85,381,051
Net asset value per share – Class A	$9.57
Maximum offering price per share – Class A2	$9.77
Net assets – Class C	$19,886,904
Shares outstanding – Class C1	2,116,891
Net asset value per share – Class C	$9.39
Net assets – Administrator Class	$2,150,389,146
Shares outstanding – Administrator Class[1]	224,777,349
Net asset value per share – Administrator Class	$9.57
Net assets – Institutional Class	$2,528,242,484
Shares outstanding – Institutional Class[1]	264,188,162
Net asset value per share – Institutional Class	$9.57

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Ultra Short-Term Municipal Income Fund	Statement of operations—six months ended December 31, 2017 (unaudited)

Investment income
Interest	$37,890,507
Income from affiliated securities	315,571

Total investment income	38,206,078

Expenses
Management fee	9,066,703
Administration fees
Class A	716,220
Class C	17,510
Administrator Class	1,017,497
Institutional Class	1,043,679
Shareholder servicing fees
Class A	1,119,094
Class C	27,360
Administrator Class	2,543,741
Distribution fee
Class C	82,080
Custody and accounting fees	58,803
Professional fees	29,331
Registration fees	216,305
Shareholder report expenses	187,942
Trustees’ fees and expenses	10,411
Other fees and expenses	70,933

Total expenses	16,207,609
Less: Fee waivers and/or expense reimbursements	(2,121,038)

Net expenses	14,086,571

Net investment income	24,119,507

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	645,964
Affiliated securities	28,435

Net realized gains on investments	674,399

Net change in unrealized gain (losses) on:
Unaffiliated securities	(3,631,607)
Affiliated securities	(1,130)

Net change in unrealized gains (losses) on investments	(3,632,737)

Net realized and unrealized gains (losses) on investments	(2,958,338)

Net increase in net assets resulting from operations	$21,161,169

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Ultra Short-Term Municipal Income Fund	33

	Six months ended December 31, 2017 (unaudited)		Year ended June 30, 2017

Operations
Net investment income		$24,119,507		$42,653,161
Net realized gains (losses) on investments		674,399		(9,436,697)
Net change in unrealized gains (losses) on investments		(3,632,737)		(21,304,005)

Net increase in net assets resulting from operations		21,161,169		11,912,459

Distributions to shareholders from
Net investment income
Class A		(3,134,734)		(6,520,540)
Class C		(1,766)		(281)
Administrator Class		(7,892,731)		(7,844,623)
Institutional Class		(13,088,461)		(28,287,401)
Net realized gains
Class A		0		(99,615)
Class C		0		(2,471)
Administrator Class		0		(112,414)
Institutional Class		0		(253,274)

Total distributions to shareholders		(24,117,692)		(43,120,619)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	10,681,144	102,344,960	36,302,461	348,026,490
Class C	16,398	154,233	212,003	1,993,924
Administrator Class	34,202,534	327,672,902	215,642,662	2,067,326,776
Institutional Class	131,655,757	1,261,778,278	351,117,791	3,367,207,776

		1,691,950,373		5,784,554,966

Reinvestment of distributions
Class A	314,413	3,012,473	669,913	6,418,030
Class C	140	1,316	247	2,319
Administrator Class	815,599	7,811,519	825,123	7,894,711
Institutional Class	811,763	7,777,615	1,774,130	17,010,290

		18,602,923		31,325,350

Payment for shares redeemed
Class A	(27,053,957)	(259,265,371)	(61,210,799)	(586,282,444)
Class C	(414,933)	(3,904,453)	(1,058,562)	(9,967,002)
Administrator Class	(13,644,689)	(130,740,985)	(36,554,416)	(350,037,312)
Institutional Class	(151,653,055)	(1,453,327,087)	(491,434,725)	(4,712,668,313)

		(1,847,237,896)		(5,658,955,071)

Net increase (decrease) in net assets resulting from capital share transactions		(136,684,600)		156,925,245

Total increase (decrease) in net assets		(139,641,123)		125,717,085

Net assets
Beginning of period		5,655,143,400		5,529,426,315

End of period		$5,515,502,277		$5,655,143,400

Overdistributed net investment income		$(483,889)		$(485,704)

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Ultra Short-Term Municipal Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS A		2017	2016	2015[1]	2014[1]	2013[1]
Net asset value, beginning of period	$9.57	$9.63	$9.61	$9.64	$9.64	$9.64
Net investment income	0.03	0.06	0.04	0.02	0.04	0.04
Net realized and unrealized gains (losses) on investments	0.00 [2]	(0.06)	0.02	(0.03)	0.00 [2]	(0.02)

Total from investment operations	0.03	0.00	0.06	(0.01)	0.04	0.02
Distributions to shareholders from
Net investment income	(0.03)	(0.06)	(0.04)	(0.02)	(0.04)	(0.02)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.03)	(0.06)	(0.04)	(0.02)	(0.04)	(0.02)
Net asset value, end of period	$9.57	$9.57	$9.63	$9.61	$9.64	$9.64
Total return[3]	0.35%	(0.04)%	0.61%	(0.07)%	0.35%	0.31%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.75%	0.75%	0.75%	0.75%	0.75%
Net expenses	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	0.70%	0.57%	0.38%	0.23%	0.34%	0.32%
Supplemental data
Portfolio turnover rate	27%	56%	41%	44%	51%	65%
Net assets, end of period (000s omitted)	$816,984	$971,189	$1,209,818	$961,485	$1,582,112	$1,914,970

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Ultra Short-Term Municipal Income Fund	35

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS C		2017	2016	2015[1]	2014[1]	2013[1]
Net asset value, beginning of period	$9.40	$9.47	$9.49	$9.58	$9.62	$9.64
Net investment loss	(0.00)[2,3]	(0.02)[2]	(0.04)[2]	(0.11)	(0.04)[2]	(0.06)
Net realized and unrealized gains (losses) on investments	(0.01)	(0.05)	0.02	0.02	0.00 [3]	0.04

Total from investment operations	(0.01)	(0.07)	(0.02)	(0.09)	(0.04)	(0.02)
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00	0.00
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00
Net asset value, end of period	$9.39	$9.40	$9.47	$9.49	$9.58	$9.62
Total return[4]	(0.10)%	(0.73)%	(0.19)%	(0.93)%	(0.40)%	(0.21)%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.50%	1.50%	1.50%	1.50%	1.50%
Net expenses	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%
Net investment loss	(0.05)%	(0.18)%	(0.37)%	(0.52)%	(0.41)%	(0.43)%
Supplemental data
Portfolio turnover rate	27%	56%	41%	44%	51%	65%
Net assets, end of period (000s omitted)	$19,887	$23,650	$31,837	$42,289	$59,352	$89,148

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Ultra Short-Term Municipal Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2017	2016	2015[1]	2014[1]	2013[1]
Net asset value, beginning of period	$9.57	$9.63	$9.61	$9.64	$9.64	$9.64
Net investment income	0.04	0.06	0.04	0.03	0.04	0.04
Net realized and unrealized gains (losses) on investments	0.00 [2]	(0.06)	0.02	(0.03)	0.00 [2]	0.00 [2]

Total from investment operations	0.04	0.00	0.06	0.00	0.04	0.04
Distributions to shareholders from
Net investment income	(0.04)	(0.06)	(0.04)	(0.03)	(0.04)	(0.04)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.04)	(0.06)	(0.04)	(0.03)	(0.04)	(0.04)
Net asset value, end of period	$9.57	$9.57	$9.63	$9.61	$9.64	$9.64
Total return[3]	0.39%	0.03%	0.68%	0.00%	0.42%	0.38%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.70%	0.68%	0.69%	0.69%	0.69%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.78%	0.69%	0.45%	0.30%	0.41%	0.39%
Supplemental data
Portfolio turnover rate	27%	56%	41%	44%	51%	65%
Net assets, end of period (000s omitted)	$2,150,389	$1,946,987	$226,125	$328,134	$407,791	$482,711

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Ultra Short-Term Municipal Income Fund	37

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2017	2016	2015[1]	2014[1]	2013[1]
Net asset value, beginning of period	$9.58	$9.63	$9.61	$9.64	$9.64	$9.64
Net investment income	0.05	0.08 [2]	0.07	0.05	0.06	0.06
Net realized and unrealized gains (losses) on investments	(0.01)	(0.05)	0.02	(0.03)	0.00 [3]	0.00 [3]

Total from investment operations	0.04	0.03	0.09	0.02	0.06	0.06
Distributions to shareholders from
Net investment income	(0.05)	(0.08)	(0.07)	(0.05)	(0.06)	(0.06)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00

Total distributions to shareholders	(0.05)	(0.08)	(0.07)	(0.05)	(0.06)	(0.06)
Net asset value, end of period	$9.57	$9.58	$9.63	$9.61	$9.64	$9.64
Total return[4]	0.40%	0.36%	0.91%	0.23%	0.65%	0.61%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.42%	0.42%	0.42%	0.42%	0.42%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	1.00%	0.86%	0.68%	0.54%	0.64%	0.61%
Supplemental data
Portfolio turnover rate	27%	56%	41%	44%	51%	65%
Net assets, end of period (000s omitted)	$2,528,242	$2,713,317	$4,061,647	$3,930,234	$3,403,244	$3,085,284

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Ultra Short-Term Municipal Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Ultra Short-Term Municipal Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	39

unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2017, the aggregate cost of all investments for federal income tax purposes was $5,475,004,123 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$4,596,192
Gross unrealized losses	(25,150,082)
Net unrealized losses	$(20,553,890)

As of June 30, 2017, the Fund had current year deferred post-October capital losses consisting of $3,906,834 in short-term losses and $4,887,432 in long-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

40	Wells Fargo Ultra Short-Term Municipal Income Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$5,221,885,255	$0	$5,221,885,255

Other	0	134,997,427	0	134,997,427

Short-term investments
Investment companies	97,567,551	0	0	97,567,551
Total assets	$97,567,551	$5,356,882,682	$0	$5,454,450,233

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the six months ended December 31, 2017, the management fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.67% for Class A shares, 1.42% for Class C shares, 0.60%

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	41

for Administrator Class shares, and 0.37% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2017, Funds Distributor received $1,007 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $591,375,000 and $56,090,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2017.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2017 were $1,443,584,015 and $861,506,833, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended December 31, 2017, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

42	Wells Fargo Ultra Short-Term Municipal Income Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	43

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

44	Wells Fargo Ultra Short-Term Municipal Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	45

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

46	Wells Fargo Ultra Short-Term Municipal Income Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

308069 02-18 SA258/SAR258 12-17

Semi-Annual Report

December 31, 2017

Wells Fargo Wisconsin Tax-Free Fund

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The views expressed and any forward-looking statements are as of December 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Wisconsin Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Wisconsin Tax-Free Fund for the six-month period that ended December 31, 2017. In a predominantly improving global economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks delivered similar results, with returns of 11.42% and 11.48%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.24% and the Bloomberg Barclays Municipal Bond Index4 returned 1.82%.

As global growth improved in the third quarter of 2017, investment markets generally advanced.

Most stock markets worldwide moved higher during the quarter and ended the period at or near all-time highs. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. While North Korea’s recent missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on the quarter’s stock returns. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, the U.S. Federal Reserve (Fed) maintained the target range for the federal funds rate at 1.00% to 1.25%, noting that inflation had remained below the Fed’s 2.00% objective. However, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October. Outside the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Positive economic and market news continued through the fourth quarter.

During the fourth quarter of 2017, stock markets followed a steady, upward trajectory with no meaningful pullbacks, similar to their paths during the previous three quarters of the year. The extended rally was driven largely by reports of strong earnings and revenue surprises from many companies. Synchronous economic expansion worldwide with mild inflation provided a favorable environment for markets to rise with minimal volatility. Data released during the quarter reflected a

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	3

healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate, just ahead of the second quarter’s 3.1% pace. Hiring remained solid during the quarter; the hiring pace pushed the unemployment rate down to a 17-year low of 4.1% in October, and it remained at 4.1% for both November and December. Fed officials began unwinding the Fed’s $4.5 trillion portfolio of bonds and other assets in October as planned, and in December they raised the target for the federal funds rate to a range of 1.25% to 1.50%. As a result, long-term interest rates in the U.S. continued trending upward, although the 10-year rate remained below 2.5%. Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 45 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, and accelerated trade growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Wisconsin Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA®, CPA

Bruce R. Johns‡

Thomas Stoeckmann

Average annual total returns (%) as of December 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WWTFX)	3-31-2008	(0.36)	1.53	3.10	4.30	2.47	3.57	0.93	0.70
Class C (WWTCX)	12-26-2002	2.52	1.70	2.78	3.52	1.70	2.78	1.68	1.45
Institutional Class (WWTIX)	10-31-2016	–	–	–	4.49	2.51	3.59	0.60	0.52
Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	5.45	3.02	4.46	–	–
Bloomberg Barclays Wisconsin Municipal Bond Index[5]	–	–	–	–	4.81	2.78	4.45	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed Wisconsin and Puerto Rico municipal securities risk, high-yield securities, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	5

Effective maturity distribution as of December 31, 2017[6]

Credit quality as of December 31, 2017[7]

‡	Mr. Johns became a portfolio manager of the Fund on November 1, 2017.

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of the former Investor Class shares, no such adjustment is reflected). If these expenses had not been included, returns for Class A shares would be higher. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Wisconsin Municipal Bond Index is the Wisconsin component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Wisconsin Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2017	Ending account value 12-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,017.27	$3.56	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Class C
Actual	$1,000.00	$1,013.45	$7.36	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38	1.45%
Institutional Class
Actual	$1,000.00	$1,018.20	$2.65	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 99.12%

Guam: 5.96%
Guam Government Limited Obligation Bonds Section 30 Series A (Miscellaneous Revenue)	5.38%	12-1-2024	$1,000,000	$1,069,780
Guam Government Limited Obligation Bonds Section 30 Series A (Miscellaneous Revenue)	5.50	12-1-2019	1,000,000	1,072,120
Guam Government Series A (GO Revenue)	7.00	11-15-2039	2,000,000	2,194,280
Guam International Airport Authority Series C (Airport Revenue, AGM Insured)	6.13	10-1-2043	1,500,000	1,763,490
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,575,000	1,654,727
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	537,765

				8,292,162

Illinois: 3.82%
Chicago IL CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2027	1,000,000	713,410
Chicago IL Metropolitan Pier & Exposition Authority McCormick Place Project Series B (Tax Revenue)	5.00	12-15-2028	750,000	807,825
Chicago IL Park District Special Recreation Activity Series E (GO Revenue)	5.00	11-15-2027	1,000,000	1,164,820
Chicago IL Series A (GO Revenue)	5.00	1-1-2027	1,700,000	1,841,593
Chicago IL Waterworks Second Lien (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2020	500,000	515,595
Illinois State (Miscellaneous Revenue)	5.50	7-1-2026	250,000	275,453

				5,318,696

Michigan: 0.15%
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	215,000	215,157

New Jersey: 1.53%
New Jersey EDA Series EE (Miscellaneous Revenue)	5.00	9-1-2023	935,000	1,002,058
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	2,000,000	1,119,980

				2,122,038

New York: 0.73%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	6.24	2-1-2047	1,000,000	1,008,890

Ohio: 0.32%
Ohio Water Development Authority Pollution Control Series C (Industrial Development Revenue) øø	4.00	6-1-2033	1,000,000	442,320

Puerto Rico: 1.98%
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, AGC Insured)	5.25	7-1-2019	1,000,000	1,033,680
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, BHAC/FGIC Insured)	5.25	7-1-2021	300,000	329,340
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2018	1,375,000	1,392,256

				2,755,276

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Virgin Islands: 5.43%
Virgin Islands PFA (Miscellaneous Revenue) 144A	5.00%	9-1-2020	$750,000	$792,000
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Miscellaneous Revenue, National Insured)	4.00	10-1-2020	450,000	445,676
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2022	3,000,000	3,043,200
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Tax Revenue, AGM Insured)	5.00	10-1-2025	2,000,000	2,090,000
Virgin Islands PFA Series A (Tax Revenue)	5.00	10-1-2018	1,295,000	1,176,831
Virgin Islands PFA Unrefunded Balance Bond Series A (Miscellaneous Revenue)	7.30	10-1-2018	5,000	5,218

				7,552,925

Wisconsin: 79.20%
Beloit WI CDA Series A (Tax Revenue)	1.82	6-1-2018	475,000	475,067
Brookfield WI Community Development & RDA Series A (Miscellaneous Revenue)	1.15	6-1-2018	550,000	548,378
Brookfield WI Community Development & RDA Series A (Miscellaneous Revenue)	1.35	6-1-2019	750,000	743,520
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.75	6-1-2019	300,000	299,415
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.95	6-1-2019	145,000	145,583
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.50	6-1-2018	200,000	199,974
Cudahy WI CDA Series C (Miscellaneous Revenue)	0.90	6-1-2018	200,000	199,224
Cudahy WI CDA Series C (Miscellaneous Revenue)	1.05	6-1-2019	125,000	123,391
Glendale WI CDA Bayshore Public Parking (Miscellaneous Revenue)	1.50	10-1-2019	375,000	372,570
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2018	1,700,000	1,724,412
Green Bay WI Housing Authority University Village Housing Incorporated (Education Revenue)	1.20	4-1-2018	500,000	499,395
Green Bay WI Housing Authority University Village Housing Incorporated (Education Revenue)	4.38	4-1-2022	200,000	206,114
Green Bay WI Housing Authority University Village Housing Incorporated (Education Revenue)	5.00	4-1-2030	1,410,000	1,481,374
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.50	12-1-2023	250,000	258,998
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.65	12-1-2026	100,000	103,735
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.00	12-1-2029	260,000	270,535
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.15	12-1-2032	420,000	437,590
Kaukauna WI RDA (Miscellaneous Revenue)	3.75	6-1-2032	850,000	884,026
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2019	50,000	51,625
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2020	100,000	104,708
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2021	310,000	329,391
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2022	235,000	252,994
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2023	200,000	217,840
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2025	425,000	470,607
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2028	425,000	463,072
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2035	900,000	957,546
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2023	150,000	159,003
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2025	475,000	503,001
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2039	5,000,000	5,260,150
Menomonie WI Area School District (GO Revenue, Build America Mutual Assurance Company Insured)	2.00	3-1-2018	420,000	420,269
Milwaukee WI RDA Milwaukee Public Schools (Miscellaneous Revenue)	5.00	11-15-2034	675,000	787,975
Milwaukee WI RDA Milwaukee Public Schools (Miscellaneous Revenue)	5.00	11-15-2035	1,000,000	1,165,670
Milwaukee WI RDA Milwaukee Public Schools (Miscellaneous Revenue)	5.00	11-15-2036	500,000	581,985
Milwaukee WI RDA Milwaukee Public Schools Series A (Miscellaneous Revenue)	5.00	11-15-2027	1,020,000	1,227,937
Milwaukee WI RDA Milwaukee Public Schools Series A (Miscellaneous Revenue)	5.00	11-15-2028	1,000,000	1,195,930

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Milwaukee WI RDA Milwaukee Public Schools Series A (Miscellaneous Revenue)	5.00%	11-15-2031	$750,000	$884,543
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2019	915,000	960,622
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2020	1,100,000	1,186,526
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2021	3,330,000	3,676,853
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	2,100,000	2,309,811
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	4.60	8-1-2024	870,000	902,608
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	5.00	8-1-2030	3,000,000	3,130,950
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	2.10	12-1-2038	1,785,000	1,785,000
Milwaukee WI RDA Wisconsin Montessori Society (Education Revenue, U.S. Bank NA LOC) ø	1.80	7-1-2021	400,000	400,000
Milwaukee WI Series B6 (GO Revenue)	2.00	4-1-2021	175,000	176,428
Milwaukee WI Series B6 (GO Revenue)	3.00	4-1-2024	570,000	602,952
Milwaukee WI Series B6 (GO Revenue)	5.00	4-1-2022	350,000	395,868
Milwaukee WI Series B6 (GO Revenue)	5.00	4-1-2023	580,000	671,524
Milwaukee WI Series B6 (GO Revenue)	5.00	4-1-2025	550,000	662,393
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50	2-15-2029	1,000,000	1,044,800
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	2-15-2039	1,570,000	1,646,820
North Fond Du Lac WI CDA (Miscellaneous Revenue)	1.70	12-1-2018	50,000	49,661
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.75	5-1-2018	50,000	49,960
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated (Education Revenue)	5.00	7-1-2022	1,250,000	1,319,725
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated (Education Revenue)	5.00	7-1-2032	1,500,000	1,586,415
Prairie du Chien WI RDA Series B (Miscellaneous Revenue)	1.65	9-1-2020	200,000	199,584
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2018	380,000	394,356
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2019	100,000	107,397
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2021	2,000,000	2,284,200
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2023	1,600,000	1,903,744
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2026	2,435,000	2,992,883
Warrens WI CDA Economic Improvements (Miscellaneous Revenue)	5.10	11-1-2020	70,000	64,392
Warrens WI CDA Interim Workout Extension (Tax Revenue)	3.70	11-1-2029	163,947	100,466
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.00	12-1-2023	150,000	153,098
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.20	12-1-2024	150,000	153,410
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.25	12-1-2025	250,000	255,728
Weston WI CDA Series A (Miscellaneous Revenue)	1.25	10-1-2018	250,000	248,548
Weston WI CDA Series A (Miscellaneous Revenue)	1.40	10-1-2019	625,000	616,181
Weston WI CDA Series A (Miscellaneous Revenue)	1.50	10-1-2020	500,000	489,805
Weston WI CDA Series A (Miscellaneous Revenue)	1.60	10-1-2021	340,000	331,466
Weston WI CDA Series A (Miscellaneous Revenue)	1.75	10-1-2022	200,000	194,832
Weston WI CDA Series A (Miscellaneous Revenue)	1.90	10-1-2023	100,000	98,024
Weston WI CDA Series A (Miscellaneous Revenue)	2.00	10-1-2024	625,000	617,194

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments—December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Weston WI CDA Series A (Miscellaneous Revenue)	2.15%	10-1-2025	$615,000	$610,640
Weston WI CDA Series A (Miscellaneous Revenue)	2.25	10-1-2026	940,000	943,318
Weston WI CDA Series A (Miscellaneous Revenue)	2.40	10-1-2027	570,000	571,995
Wisconsin Center District CAB (Tax Revenue, AGM Insured) ¤	0.00	12-15-2030	295,000	206,060
Wisconsin Center District CAB Senior Dedicated Milwaukee Arena Project Series A (Tax Revenue, Build America Mutual Assurance Company Insured) ¤	0.00	12-15-2033	2,985,000	1,732,106
Wisconsin Center District CAB Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2019	275,000	263,615
Wisconsin Center District CAB Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2027	100,000	76,654
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2018	65,000	67,215
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2019	500,000	533,200
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2023	2,150,000	2,444,421
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2027	1,005,000	1,192,041
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2022	730,000	833,828
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2030	2,100,000	2,279,760
Wisconsin Center District Milwaukee Arena Project (Tax Revenue)	4.00	12-15-2032	1,100,000	1,190,948
Wisconsin Center District Milwaukee Arena Project (Tax Revenue)	4.00	12-15-2033	920,000	991,769
Wisconsin Center District Milwaukee Arena Project (Tax Revenue)	4.00	12-15-2034	2,000,000	2,149,820
Wisconsin HEFA Aurora Health Care Series B (Health Revenue, Bank of Montreal LOC) ø	1.75	7-15-2028	1,220,000	1,220,000
Wisconsin HEFA Aurora Health Care Series C (Health Revenue, JPMorgan Chase & Company LOC) ø	1.65	2-15-2029	1,000,000	1,000,000
Wisconsin HEFA Aurora Health Care Series D (Health Revenue, Bank of Montreal LOC) ø	1.69	7-15-2028	2,000,000	2,000,000
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	3.00	12-1-2019	1,475,000	1,506,698
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	4.00	12-1-2035	1,000,000	1,057,400
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	5.00	12-1-2025	1,500,000	1,743,645
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	5.00	12-1-2026	1,740,000	2,017,634
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue, Ambac Insured)	5.50	2-15-2019	15,000	15,346
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C (Health Revenue)	5.00	2-15-2020	850,000	900,932
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C (Health Revenue)	5.00	2-15-2027	400,000	477,104
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C (Health Revenue)	5.00	2-15-2028	650,000	763,198
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C (Health Revenue)	5.00	2-15-2029	500,000	583,570
Wisconsin HEFA Monroe Clinic Incorporated (Health Revenue)	4.00	2-15-2031	900,000	962,208
Wisconsin HEFA Monroe Clinic Incorporated (Health Revenue)	4.00	2-15-2033	550,000	582,615
Wisconsin HEFA Monroe Clinic Incorporated (Health Revenue)	5.00	2-15-2028	500,000	583,350
Wisconsin HEFA Monroe Clinic Incorporated (Health Revenue)	5.00	2-15-2029	575,000	668,254
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B (Health Revenue)	5.00	7-1-2044	3,250,000	3,582,573
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.63	11-1-2037	25,000	25,018
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.75	5-1-2037	250,000	250,208
Wisconsin Housing & EDA Madison Pool Project Series A (Housing Revenue)	4.55	7-1-2037	165,000	174,184
Wisconsin Housing & EDA Madison Pool Project Series A (Housing Revenue)	4.70	7-1-2047	2,300,000	2,512,359
Wisconsin Housing & EDA Madison Pool Project Series A (Housing Revenue)	4.85	7-1-2052	3,000,000	3,153,750
Wisconsin Housing & EDA Series A (Housing Revenue)	1.15	6-1-2018	55,000	54,916
Wisconsin Housing & EDA Series A (Housing Revenue)	1.25	12-1-2018	55,000	54,854
Wisconsin Housing & EDA Series A (Housing Revenue)	1.55	12-1-2019	55,000	55,016

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Wisconsin Housing & EDA Series A (Housing Revenue)	1.95%	12-1-2020	$55,000	$55,301
Wisconsin Housing & EDA Series A (Housing Revenue)	3.00	5-1-2022	100,000	103,684
Wisconsin Housing & EDA Series A (Housing Revenue)	3.00	11-1-2022	125,000	129,956
Wisconsin Housing & EDA Series A (Housing Revenue)	3.40	11-1-2032	2,450,000	2,491,123
Wisconsin Housing & EDA Series A (Housing Revenue)	4.05	12-1-2049	800,000	833,336
Wisconsin Housing & EDA Series A (Housing Revenue)	5.75	11-1-2043	2,835,000	2,964,531
Wisconsin Housing & EDA Series C (Housing Revenue)	3.25	12-1-2036	785,000	775,125
Wisconsin Housing & EDA Series C (Housing Revenue)	3.88	11-1-2035	1,000,000	1,040,140
Wisconsin Oneida Tribe of Indians (Tax Revenue) 144A	5.50	2-1-2021	1,835,000	1,923,704

				110,120,893

Total Municipal Obligations (Cost $134,109,031)				137,828,357

Total investments in securities (Cost $134,109,031)	99.12%	137,828,357
Other assets and liabilities, net	0.88	1,220,649

Total net assets	100.00%	$139,049,006

¤	The security is issued in zero coupon form with no periodic interest payments.

øø	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Wisconsin Tax-Free Fund	Statement of assets and liabilities—December 31, 2017 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $134,109,031)	$137,828,357
Cash	63,290
Receivable for investments sold	10,000
Receivable for Fund shares sold	275,148
Receivable for interest	1,418,182
Prepaid expenses and other assets	83,816

Total assets	139,678,793

Liabilities
Payable for investments purchased	320,000
Payable for Fund shares redeemed	161,999
Dividends payable	33,221
Management fee payable	30,585
Administration fees payable	19,119
Distribution fee payable	5,792
Trustees’ fees and expenses payable	2,092
Accrued expenses and other liabilities	56,979

Total liabilities	629,787

Total net assets	$139,049,006

NET ASSETS CONSIST OF
Paid-in capital	$135,431,308
Overdistributed net investment income	(10,724)
Accumulated net realized losses on investments	(90,904)
Net unrealized gains on investments	3,719,326

Total net assets	$139,049,006

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$112,825,889
Shares outstanding – Class A1	10,372,165
Net asset value per share – Class A	$10.88
Maximum offering price per share – Class A2	$11.39
Net assets – Class C	$8,903,086
Shares outstanding – Class C1	818,505
Net asset value per share – Class C	$10.88
Net assets – Institutional Class	$17,320,031
Shares outstanding – Institutional Class[1]	1,592,310
Net asset value per share – Institutional Class	$10.88

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2017 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	13

Investment income
Interest	$2,368,191

Expenses
Management fee	297,583
Administration fees
Class A	99,037
Class C	7,329
Institutional Class	6,333
Shareholder servicing fees
Class A	154,746
Class C	11,452
Distribution fee
Class C	34,357
Custody and accounting fees	2,048
Professional fees	15,063
Registration fees	13,783
Shareholder report expenses	950
Trustees’ fees and expenses	10,021
Other fees and expenses	6,059

Total expenses	658,761
Less: Fee waivers and/or expense reimbursements	(117,884)

Net expenses	540,877

Net investment income	1,827,314

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	501,592
Net change in unrealized gains (losses) on investments	153,311

Net realized and unrealized gains (losses) on investments	654,903

Net increase in net assets resulting from operations	$2,482,217

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Wisconsin Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2017 (unaudited)		Year ended June 30, 2017

Operations
Net investment income		$1,827,314		$3,855,173
Net realized gains (losses) on investments		501,592		(594,954)
Net change in unrealized gains (losses) on investments		153,311		(4,361,846)

Net increase (decrease) in net assets resulting from operations		2,482,217		(1,101,627)

Distributions to shareholders from
Net investment income
Class A		(1,536,256)		(3,557,019)
Class C		(79,633)		(172,568)
Institutional Class		(211,425)		(125,586)[1]
Net realized gains
Class A		0		(142,177)
Class C		0		(9,882)
Institutional Class		0		(994)[1]

Total distributions to shareholders		(1,827,314)		(4,008,226)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	691,286	7,520,193	1,860,008	20,164,339
Class C	44,091	479,554	91,778	1,003,341
Institutional Class	475,770	5,177,604	1,421,443 [1]	15,229,319 [1]

		13,177,351		36,396,999

Reinvestment of distributions
Class A	125,214	1,363,067	307,156	3,331,908
Class C	7,219	78,588	16,607	179,986
Institutional Class	19,287	209,934	11,725 [1]	126,578 [1]

		1,651,589		3,638,472

Payment for shares redeemed
Class A	(2,584,220)	(28,135,473)	(4,403,681)	(47,523,168)
Class C	(105,053)	(1,144,252)	(217,008)	(2,352,650)
Institutional Class	(155,696)	(1,695,600)	(180,219)[1]	(1,937,935)[1]

		(30,975,325)		(51,813,753)

Net decrease in net assets resulting from capital share transactions		(16,146,385)		(11,778,282)

Total decrease in net assets		(15,491,482)		(16,888,135)

Net assets
Beginning of period		154,540,488		171,428,623

End of period		$139,049,006		$154,540,488

Overdistributed net investment income		$(10,724)		$(10,724)

[1]	For the period from October 31, 2016 (commencement of class operations) to June 30, 2017

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Wisconsin Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.83	$11.16	$10.83	$10.96	$10.86	$11.09
Net investment income	0.14	0.26	0.25	0.24	0.33	0.27
Net realized and unrealized gains (losses) on investments	0.05	(0.32)	0.33	(0.02)	0.18	(0.22)

Total from investment operations	0.19	(0.06)	0.58	0.22	0.51	0.05
Distributions to shareholders from
Net investment income	(0.14)	(0.26)	(0.25)	(0.24)	(0.33)	(0.27)
Net realized gains	0.00	(0.01)	(0.00)[1]	(0.11)	(0.08)	(0.01)

Total distributions to shareholders	(0.14)	(0.27)	(0.25)	(0.35)	(0.41)	(0.28)
Net asset value, end of period	$10.88	$10.83	$11.16	$10.83	$10.96	$10.86
Total return[2]	1.73%	(0.48)%	5.44%	2.07%	4.80%	0.46%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.93%	0.94%	0.90%	0.92%	0.90%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.48%	2.41%	2.26%	2.22%	3.02%	2.44%
Supplemental data
Portfolio turnover rate	6%	27%	16%	28%	25%	31%
Net assets, end of period (000s omitted)	$112,826	$131,518	$160,480	$23,824	$19,825	$25,641

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Wisconsin Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.83	$11.16	$10.83	$10.96	$10.86	$11.09
Net investment income	0.09	0.18	0.17	0.16	0.25	0.19
Net realized and unrealized gains (losses) on investments	0.05	(0.32)	0.33	(0.02)	0.18	(0.22)

Total from investment operations	0.14	(0.14)	0.50	0.14	0.43	(0.03)
Distributions to shareholders from
Net investment income	(0.09)	(0.18)	(0.17)	(0.16)	(0.25)	(0.19)
Net realized gains	0.00	(0.01)	(0.00)[1]	(0.11)	(0.08)	(0.01)

Total distributions to shareholders	(0.09)	(0.19)	(0.17)	(0.27)	(0.33)	(0.20)
Net asset value, end of period	$10.88	$10.83	$11.16	$10.83	$10.96	$10.86
Total return[2]	1.34%	(1.22)%	4.66%	1.31%	4.02%	(0.29)%
Ratios to average net assets (annualized)
Gross expenses	1.63%	1.68%	1.68%	1.65%	1.67%	1.65%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.74%	1.67%	1.52%	1.47%	2.28%	1.69%
Supplemental data
Portfolio turnover rate	6%	27%	16%	28%	25%	31%
Net assets, end of period (000s omitted)	$8,903	$9,449	$10,949	$10,923	$10,431	$12,094

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Wisconsin Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2017 (unaudited)	Year ended June 30 2017[1]
INSTITUTIONAL CLASS
Net asset value, beginning of period	$10.83	$10.99
Net investment income	0.15	0.20
Net realized and unrealized gains (losses) on investments	0.05	(0.15)

Total from investment operations	0.20	0.05
Distributions to shareholders from
Net investment income	(0.15)	(0.20)
Net realized gains	0.00	(0.01)

Total distributions to shareholders	(0.15)	(0.21)
Net asset value, end of period	$10.88	$10.83
Total return[2]	1.82%	0.44%
Ratios to average net assets (annualized)
Gross expenses	0.55%	0.54%
Net expenses	0.52%	0.52%
Net investment income	2.67%	2.74%
Supplemental data
Portfolio turnover rate	6%	27%
Net assets, end of period (000s omitted)	$17,320	$13,573

[1]	For the period from October 31, 2016 (commencement of class operations) to June 30, 2017

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Wisconsin Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Wisconsin Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	19

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2017, the aggregate cost of all investments for federal income tax purposes was $134,108,546 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$4,264,233
Gross unrealized losses	(544,422)
Net unrealized gains	$3,719,811

As of June 30, 2017, the Fund had capital loss carryforwards which consist of $8,353 in short-term capital losses.

As of June 30, 2017, the Fund had current year net deferred post-October capital losses consisting of $584,622 in short-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20	Wells Fargo Wisconsin Tax-Free Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$137,828,357	$0	$137,828,357

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2017, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, and 0.52% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive

Notes to financial statements (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	21

the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2017, Funds Distributor received $579 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $6,130,000 and $15,310,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2017.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2017 were $8,214,806 and $23,539,812, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended December 31, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Wisconsin Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo Wisconsin Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	25

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

26	Wells Fargo Wisconsin Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

308070 02-18 SA259/SAR259 12-17

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	February 26, 2018

By:

/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	February 26, 2018

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	February 26, 2018